     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 18, 2018

                                                             FILE NO. 333-182946

                                                              FILE NO. 811-22726

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                 / /
POST-EFFECTIVE AMENDMENT NO. 16                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 84

                       FORETHOUGHT LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A

                           (Exact Name of Registrant)

                       FORETHOUGHT LIFE INSURANCE COMPANY

                              (Name of Depositor)

            10 WEST MARKET STREET, SUITE 2300 INDIANAPOLIS, IN 46204

                   (Address of Depositor's Principal Offices)

                                  860-325-1538

              (Depositor's Telephone Number, Including Area Code)

                               SARAH M. PATTERSON
                       FORETHOUGHT LIFE INSURANCE COMPANY
               82 HOPMEADOW STREET, SUITE 200, SIMSBURY, CT 06089

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/x/    on May 1, 2018, pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on      ,     , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

FORERETIREMENT VARIABLE ANNUITY

FORETHOUGHT LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A (EST. 06/05/12)
10 WEST MARKET STREET
SUITE 2300
INDIANAPOLIS, IN 46204
1-866-645-2449
WWW.GLOBALATLANTIC.COM


==========================================================================
This prospectus describes information you should know before you purchase ForeRetirement Variable Annuity. The prospectus describes a contract between each Owner and joint Owner ("you") and Forethought Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. You may own this annuity on a single or joint basis. This variable annuity allows you to allocate your Premium Payment among the following portfolio companies:



-     AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     American Century Variable Portfolios, Inc.

-     American Funds Insurance Series(R)

-     BlackRock Variable Series Funds, Inc.

-     Forethought Variable Insurance Trust

-     Franklin Templeton Variable Insurance Products Trust

-     Goldman Sachs Variable Insurance Trust

-     Hartford Series Funds, Inc.

-     Hartford HLS Series Fund II, Inc.


-     Lord Abbett Series Fund, Inc.


-     MFS(R) Variable Insurance Trust

-     MFS(R) Variable Insurance Trust II

-     Northern Lights Variable Trust

-     PIMCO Equity Series VIT

-     PIMCO Variable Insurance Trust

-     Putnam Variable Trust



Please refer to page 2 for a list of available Sub-Accounts.

You may also allocate all or any portion of your Premium Payment(s) to the Fixed Account. The Fixed Account is not available for every Contract share class. All material Contract variations are noted in applicable sections of this prospectus. State variations can be found in section 7.b. State Variations.

This prospectus refers to the following Contract share classes:



-   B Share

-   C Share

-   L Share



The Contract share class will be selected on your application and identified in your Contract. Not every Contract share class or optional rider may be available from your Financial Intermediary or in your state. Other available Contract share classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.





  NOT INSURED BY FDIC OR
           ANY
FEDERAL GOVERNMENT AGENCY
  MAY
 LOSE
VALUE
 NOT A DEPOSIT OF OR GUARANTEED
              BY
ANY BANK OR ANY BANK AFFILIATE
[NOT_FDIC_BANK_ICON]

--------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2018


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2018

2


--------------------------------------------------------------------------

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

-     Invesco V.I. Balanced-Risk Allocation Fund

-     Invesco V.I. Core Equity Fund

-     Invesco V.I. Government Money Market Fund

-     Invesco V.I. International Growth Fund

-     Invesco V.I. Mid Cap Core Equity Fund

-     Invesco V.I. Small Cap Equity Fund


American Century Variable Portfolios, Inc.

-     American Century VP Growth Fund

-     American Century VP Mid Cap Value Fund

-     American Century VP Value Fund


American Funds Insurance Series(R)

-     American Funds Global Growth and Income Fund

-     American Funds Growth Fund

-     American Funds Growth-Income Fund

-     American Funds International Fund

-     American Funds Managed Risk Asset Allocation Fund

-     American Funds New World Fund


BlackRock Variable Series Funds, Inc.

-     BlackRock Capital Appreciation V.I. Fund

-     BlackRock Equity Dividend V.I. Fund

-     BlackRock Global Allocation V.I. Fund

-     BlackRock High Yield V.I. Fund


-     BlackRock Managed Volatility V.I. Fund



-     BlackRock S&P 500 Index V.I. Fund


-     BlackRock U.S. Government Bond V.I. Fund


Forethought Variable Insurance Trust

-     Global Atlantic American Funds(R) Managed Risk Portfolio

-     Global Atlantic Balanced Managed Risk Portfolio

-     Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

-     Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

-     Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

-     Global Atlantic Growth Managed Risk Portfolio

-     Global Atlantic Moderate Growth Managed Risk Portfolio

-     Global Atlantic PIMCO Tactical Allocation Portfolio

-     Global Atlantic Select Advisor Managed Risk Portfolio

-     Global Atlantic Wellington Research Managed Risk Portfolio


Franklin Templeton Variable Insurance Products Trust

-     Franklin Income VIP Fund

-     Franklin Mutual Shares VIP Fund

-     Franklin Rising Dividends VIP Fund

-     Franklin Small Cap Value VIP Fund

-     Franklin Strategic Income VIP Fund

-     Templeton Foreign VIP Fund

-     Templeton Global Bond VIP Fund

-     Templeton Growth VIP Fund


Goldman Sachs Variable Insurance Trust


-     Goldman Sachs Global Trends Allocation Fund




Hartford HLS Series Fund II, Inc.



-     Hartford Growth Opportunities HLS Fund



Hartford Series Funds, Inc.

-     Hartford Capital Appreciation HLS Fund

-     Hartford Dividend and Growth HLS Fund

-     Hartford High Yield HLS Fund

-     Hartford International Opportunities HLS Fund

-     Hartford Total Return Bond HLS Fund

-     Hartford Value HLS Fund



Lord Abbett Series Fund, Inc.


-     Lord Abbett Bond Debenture Portfolio

-     Lord Abbett Fundamental Equity Portfolio

-     Lord Abbett Growth Opportunities Portfolio


MFS(R) Variable Insurance Trust

-     MFS(R) Growth Series

-     MFS(R) Investors Trust Series

-     MFS(R) New Discovery Series

-     MFS(R) Value Series


MFS(R) Variable Insurance Trust II

-     MFS(R) International Value Portfolio


Northern Lights Variable Trust

-     TOPS(R) Managed Risk Balanced ETF Portfolio

-     TOPS(R) Managed Risk Growth ETF Portfolio

-     TOPS(R) Managed Risk Moderate Growth ETF Portfolio


PIMCO Equity Series VIT


-     PIMCO StocksPLUS(R) Global Portfolio



PIMCO Variable Insurance Trust

-     PIMCO All Asset Portfolio

-     PIMCO Total Return Portfolio


Putnam Variable Trust

-     Putnam VT Equity Income Fund

-     Putnam VT Growth Opportunities Fund

-     Putnam VT Income Fund

3


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CONTENTS


                                                                                                                                PAGE
------------------------------------------------------------------------------------------------------------------------------------

1.   INTRODUCTION                                                                                                                  4
------------------------------------------------------------------------------------------------------------------------------------

2.   FEE SUMMARY                                                                                                                   5
------------------------------------------------------------------------------------------------------------------------------------

3.   MANAGEMENT OF THE CONTRACT                                                                                                    9
------------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                   9
------------------------------------------------------------------------------------------------------------------------------------
     The General Account                                                                                                           9
------------------------------------------------------------------------------------------------------------------------------------
     The Separate Account                                                                                                          9
------------------------------------------------------------------------------------------------------------------------------------
     The Funds                                                                                                                     9
------------------------------------------------------------------------------------------------------------------------------------
     Fixed Account                                                                                                                12
------------------------------------------------------------------------------------------------------------------------------------

4.   INFORMATION ON YOUR ACCOUNT                                                                                                  13
------------------------------------------------------------------------------------------------------------------------------------
     a.   Purchasing a Contract                                                                                                   13
------------------------------------------------------------------------------------------------------------------------------------
     b.   Charges and Fees                                                                                                        21
------------------------------------------------------------------------------------------------------------------------------------
     c.   Surrenders and Partial Withdrawals                                                                                      24
------------------------------------------------------------------------------------------------------------------------------------
     d.   Annuity Payouts                                                                                                         26
------------------------------------------------------------------------------------------------------------------------------------

5.   DEATH BENEFITS                                                                                                               28
------------------------------------------------------------------------------------------------------------------------------------
     a.   Standard Death Benefit                                                                                                  28
------------------------------------------------------------------------------------------------------------------------------------
     b.   Return of Premium                                                                                                       28
------------------------------------------------------------------------------------------------------------------------------------
     c.   Maximum Anniversary Value                                                                                               30
------------------------------------------------------------------------------------------------------------------------------------
     d.   Legacy Lock                                                                                                             33
------------------------------------------------------------------------------------------------------------------------------------
     e.   Maximum Daily Value                                                                                                     36
------------------------------------------------------------------------------------------------------------------------------------
     f.   How is the Death Benefit paid?                                                                                          39
------------------------------------------------------------------------------------------------------------------------------------
     g.   Who will receive the Death Benefit?                                                                                     40
------------------------------------------------------------------------------------------------------------------------------------

6.   OPTIONAL WITHDRAWAL BENEFITS                                                                                                 40
------------------------------------------------------------------------------------------------------------------------------------
     a.   Annual Lock Income Benefit                                                                                              40
------------------------------------------------------------------------------------------------------------------------------------
     b.   Daily Lock Income Benefit                                                                                               47
------------------------------------------------------------------------------------------------------------------------------------

7.   ADDITIONAL INFORMATION                                                                                                       53
------------------------------------------------------------------------------------------------------------------------------------
     a.   Glossary                                                                                                                53
------------------------------------------------------------------------------------------------------------------------------------
     b.   State Variations                                                                                                        56
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     c.   Legal Proceedings                                                                                                       57
------------------------------------------------------------------------------------------------------------------------------------
     d.   How Contracts Are Sold                                                                                                  58
------------------------------------------------------------------------------------------------------------------------------------
     e.   Delay of Payment and Transfers                                                                                          59
------------------------------------------------------------------------------------------------------------------------------------

8.   FEDERAL TAX CONSIDERATIONS/INFORMATION REGARDING IRAS                                                                        59
------------------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                                                                          70
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX A -- EXAMPLES                                                                                                       APP A-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B -- ACCUMULATION UNIT VALUES                                                                                       APP B-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX C -- FUND DATA                                                                                                      APP C-1
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS                                                                         APP D-1
------------------------------------------------------------------------------------------------------------------------------------

4


--------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY


-     CHOOSE A CONTRACT CLASS


              MINIMUM INITIAL                                                                                       MORTALITY &
              PREMIUM PAYMENT                                                                                      EXPENSE RISK
         -----------------------
                         NON-                                                                                           AND
          QUALIFIED    QUALIFIED                                                                                  ADMINISTRATIVE
          CONTRACT     CONTRACT   SALES RELATED CHARGES                                                               CHARGES
--------------------------------------------------------------------------------------------------------------------------------
B SHARE     $5,000       $10,000  7 year Contingent Deferred Sales Charge; Premium Based Charge                        0.65%
--------------------------------------------------------------------------------------------------------------------------------
C SHARE     $5,000       $10,000  None                                                                                 1.55%
--------------------------------------------------------------------------------------------------------------------------------
L SHARE     $5,000       $10,000  4 year Contingent Deferred Sales Charge; Premium Based Charge                        1.00%
--------------------------------------------------------------------------------------------------------------------------------

This table does not show Fund expenses, Premium taxes, Annual Maintenance Fee, Fund Facilitation Fee, Premium Based Charge, Contingent Deferred Sales Charges, and optional rider fees. Each Contract share class has its own Minimum Contract Value requirements.

This Contract is available in multiple share classes which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss with your Financial Intermediary which share class is right for you.


-     CHOOSE INVESTMENT OPTIONS


- Sub-Accounts -- Funds representing a range of investment strategies, objectives and asset classes.

-     Fixed Account (B and L share class only) -- A fixed interest account.


Subject to limitations, you may move your investment among each of these options.


-     CHOOSE AN OPTIONAL FEATURE

--------------------------------------------------------------------------------------------------------------

                       Guaranteed Lifetime                                         Annual Lock Income Benefit*
                       Withdrawal Benefit                                          Daily Lock Income Benefit*
--------------------------------------------------------------------------------------------------------------
                       Guaranteed Minimum                                          Maximum Anniversary Value*
                         Death Benefits                                                 Return of Premium
                                                                                      Maximum Daily Value*
                                                                                          Legacy Lock**
--------------------------------------------------------------------------------------------------------------

*    Investment Restrictions apply.

** May only be elected if Annual Lock Income Benefit or Daily Lock Income Benefit is also elected. Investment Restrictions apply.

Optional features may not be available through your Financial Intermediary or in all states.


- COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR FINANCIAL INTERMEDIARY FOR APPROVAL.


-     PAY THE APPLICABLE MINIMUM INITIAL PREMIUM PAYMENT.

5


--------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

OWNER TRANSACTION EXPENSES

                                                                                                              SURRENDER CHARGE
                                                                                                         ---------------------------
                                                                                                         B SHARE   C SHARE   L SHARE
------------------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                         None
   Year 1                                                                                                 8.5%                 8%
------------------------------------------------------------------------------------------------------------------------------------
        2                                                                                                 7.5%                 7%
------------------------------------------------------------------------------------------------------------------------------------
        3                                                                                                 6.5%                 6%
------------------------------------------------------------------------------------------------------------------------------------
        4                                                                                                 5.5%                 5%
------------------------------------------------------------------------------------------------------------------------------------
        5                                                                                                 4.5%                 0%
------------------------------------------------------------------------------------------------------------------------------------
        6                                                                                                 3.5%
------------------------------------------------------------------------------------------------------------------------------------
        7                                                                                                 2.5%
------------------------------------------------------------------------------------------------------------------------------------
        8+                                                                                                 0%
------------------------------------------------------------------------------------------------------------------------------------

(1) Each Premium Payment has its own CDSC schedule. The CDSC is a percentage of Remaining Gross Premiums. Please see Section 4(b) and Examples 1-5 in Appendix A for more information on how CDSC is calculated.

OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.

                                                                                                          B SHARE   C SHARE  L SHARE
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                                                                 $50       $50      $50
------------------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE (3)                                                                                  0.50%     None     0.50%
------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
   Contract Value excluding Fixed Account investments) (4)
------------------------------------------------------------------------------------------------------------------------------------
   Mortality and Expense Risk Charge                                                                      0.45%     1.35%    0.80%
------------------------------------------------------------------------------------------------------------------------------------
   Administrative Charge                                                                                  0.20%     0.20%    0.20%
------------------------------------------------------------------------------------------------------------------------------------
Maximum Fund Facilitation Fee (5)                                                                         0.50%     0.50%    0.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                                            1.15%     2.05%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM OPTIONAL CHARGES (6)
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Anniversary Value (7)                                                                          1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Legacy Lock (8)                                                                                        1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Return of Premium (9)                                                                                  0.75%     0.75%    0.75%
------------------------------------------------------------------------------------------------------------------------------------
   Maximum Daily Value (10)                                                                               1.50%     1.50%    1.50%
------------------------------------------------------------------------------------------------------------------------------------
   Annual Lock Income Benefit (11)
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
   Daily Lock Income Benefit (12)
------------------------------------------------------------------------------------------------------------------------------------
     Single Life Option                                                                                    2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------
     Joint/Spousal Option                                                                                  2.50%     2.50%    2.50%
------------------------------------------------------------------------------------------------------------------------------------

(2)  Fee waived if Contract Value is $50,000 or more on your Contract
     Anniversary.

(3) For B and L share Contracts, an annual Premium Based Charge is assessed against each Premium Payment. The Premium Based Charge is a percentage of Remaining Gross Premium. Remaining Gross Premium is equal to Premium Payments adjusted by Partial Withdrawals. The Premium Based Charge is assessed on each Quarterly Contract Anniversary. We calculate your Premium Based Charge based on Remaining Gross Premiums on each Quarterly Contract Anniversary as adjusted since the last Premium Based Charge was taken, however, the charge presented above is the annualized charge. Please see section 4.b. Premium Based Charge for more information. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and

6


--------------------------------------------------------------------------
     not investments in the Fixed Account. Please see Section 4.b. Charges and Fees and Premium Based Charge Examples 1-2 in Appendix A.

(4)  Charges are expressed as annual fees but are assessed on a daily basis.


(5)  Fee is applied daily to amounts invested in the following Sub-Accounts:
     American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund, BlackRock High Yield V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Hartford Capital Appreciation HLS Fund, Hartford Total Return Bond HLS Fund, Invesco V.I. Government Money Market Fund, PIMCO Total Return Portfolio, TOPS(R) Managed Risk Balanced ETF Portfolio, TOPS(R) Managed Risk Growth ETF Portfolio, TOPS(R) Managed Risk Moderate Growth ETF Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio. Current fees range from 0.05% to 0.40% and can be found in Section 4.b. Charges and Fees.


(6) You may only elect one of the following optional Death Benefits: Legacy Lock, Maximum Daily Value, Maximum Anniversary Value or Return of Premium. You may only elect one of the following optional riders: Daily Lock Income Benefit or Annual Lock Income Benefit. All optional charges presented are the annualized charges, however, they will be deducted on each Quarterly Contract Anniversary.

(7) Rider charge is based on the greater of (a) Premium Payments adjusted for Partial Withdrawals or (b) the Maximum Anniversary Value and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.35% if the rider was elected before November 18, 2013, and 0.25% if the rider was elected on or after November 18, 2013.

(8)  Rider charge is based on the greater of (a) Enhanced Return of Premium or
     (b) Return of Premium Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.85%.

(9) Rider charge is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.15%.

(10) Rider charge is based on the Maximum Daily Value Death Benefit and is assessed on each Quarterly Contract Anniversary. The current rider charge is 0.55% if the rider was elected before November 18, 2013, and 0.45% if the rider was elected on or after November 18, 2013.

(11) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses, or Partial Withdrawals. The current rider charge for Single Life Option is 1.05%. The current rider charge for Joint/Spousal Option is 1.05%.

(12) Rider charge is based on Withdrawal Base and is assessed on each Quarterly Contract Anniversary. The Withdrawal Base is initially equal to Premium Payments. It will fluctuate based on subsequent Premium Payments, Step Ups, Deferral Bonuses or Partial Withdrawals. The current rider charge for Single Life Option is 1.25%. The current rider charge for Joint/Spousal Option is 1.25%.

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                                                                   MINIMUM        MAXIMUM
-------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Sub-Account assets,
including management fees, distribution charges
and/or service fees (12b-1) fees, and other expenses.)                                              0.40%          1.96%
-------------------------------------------------------------------------------------------------------------------------

7


--------------------------------------------------------------------------

EXAMPLE
-------------

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM DAILY VALUE AND DAILY LOCK INCOME BENEFIT AND INVESTMENT IN SUB-ACCOUNTS THAT CHARGE THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES PLUS THE MAXIMUM FUND FACILITATION FEE). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING AMOUNTS ALLOCATED TO THE FIXED ACCOUNT, IF APPLICABLE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


B-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $ 1,617
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,984
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,376
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 7,989
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   722
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,287
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 3,879
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 7,939
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   772
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,337
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 3,929
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 7,989
                   ---------------------------------------------------------------------------------------



C-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $   813
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,450
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,095
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,211
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   763
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,400
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,045
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,161
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   813
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,450
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,095
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,211
                   ---------------------------------------------------------------------------------------

8


--------------------------------------------------------------------------


L-SHARE


(1)  If you Surrender your Contract at the end of the applicable time period:


                   1 year                                                                          $ 1,603
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 3,034
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,084
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,242
                   ---------------------------------------------------------------------------------------



(2)  If you annuitize at the end of the applicable time period:


                   1 year                                                                          $   757
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,387
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,034
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $ 8,192
                   ---------------------------------------------------------------------------------------



(3)  If you do not Surrender your Contract:


                   1 year                                                                          $   807
                   ---------------------------------------------------------------------------------------
                   3 years                                                                         $ 2,437
                   ---------------------------------------------------------------------------------------
                   5 years                                                                         $ 4,084
                   ---------------------------------------------------------------------------------------
                   10 years                                                                        $  8242
                   ---------------------------------------------------------------------------------------



CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes (if applicable), by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B -- Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

9


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3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with se(2), LLC ("se(2)"), 5801 SW 6th Avenue, Topeka, KS, 66636, whereby se(2) provides certain business process outsourcing services with respect to the Contracts. se(2) may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2017, consisted of the following: Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606; DST Systems, Inc. (FANmail/Vision, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105; Iron Mountain Information Management, LLC (file storage and document destruction) located at 11741 Missouri Bottom Road, Hazelwood, MO 63042; NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back up tapes storage) located at 1540 N.W. Gage Boulevard, No. 6, Topeka, KS 66618; SOVOS Compliance (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; TierPoint, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Road, Suite 100, Omaha, NE 68114; Venio LLC, d/b/a Keane (lost shareholder searches) located at PO Box 1508, Southeastern, PA 19399-1508; and Veritas Documents Solutions, LLC (compliance mailing) located at 913 Commerce Ct., Buffalo Grove, IL 60089.



In addition to se(2), the Company also directly retains Merrill Corporation (regulatory filings, policy print and mailing) located at One Merrill Circle, St. Paul, MN 55108 and Donnelley Financial Solutions, Inc. (compliance mailing and printing) located at 111 South Wacker Drive, Chicago, IL 60606.



THE GENERAL ACCOUNT

The Fixed Account and the DCA Plus Fixed Account are part of our General Account. Please see Section 4.a for a description of the DCA Plus Fixed Account. Any amounts that we are obligated to pay under the Fixed Account and any other payment obligation we undertake under the Contract, including Death Benefits and optional withdrawal benefits, are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and pay our obligations under these products from our assets in the General Account.


THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. The Separate Account is registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. The Separate Account meets the definition of "Separate Account" under federal securities law. The Separate Account referenced in this prospectus holds only assets for variable annuity contracts. The Separate
Account:

- hold assets for your benefit and the benefit of other Owners, and the persons entitled to the payouts described in the Contract;

- is not subject to the liabilities arising out of any other business we may conduct;

-  is not affected by the rate of return of our General Account;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- is credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.


THE FUNDS

At the time you purchase your Contract, you may allocate your Premium Payment to Sub-Accounts. These are subdivisions of our Separate Account, described above. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life

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insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Election of any optional riders will limit your investment options. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

As a Contract Owner, you bear the costs of the Fund's fees and expenses through your indirect investment in the Funds. A Fund's fees and expenses will reduce the Fund's investment return.

Funds that are part of the Forethought Variable Insurance Trust ("FVIT") are managed by our affiliate, Global Atlantic Investment Advisors, LLC ("GAIA"). For Funds in the FVIT, GAIA has entered into sub-advisory agreements with one or more investment advisers ("sub-advisers") to carry out some or all of the day-to-day investment decisions for the Fund. In such cases, among its other responsibilities, GAIA oversees the activities of the sub-advisers with respect to the FVIT and is responsible for retaining or discontinuing the services of these sub-advisers.

As described in more detail in the Fund prospectuses, certain Funds, including the Funds advised by our affiliate, GAIA, employ a managed volatility strategy that is intended to reduce the Fund's overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. USE OF THE MANAGED VOLATILITY STRATEGY MAY IMPACT THE VALUE OF CERTAIN GUARANTEED RIDER BENEFITS. During rising markets, the hedging strategies employed to manage volatility could result in your Contract Value rising less than would have been the case if you had been invested in a Fund without the managed volatility strategy. In addition, the cost of these hedging strategies may negatively impact performance. The managed volatility strategy may also suppress the value of the guaranteed rider benefits that are eligible for periodic benefit resets because your benefit base is available for resets only when your Contract Value is higher than your benefit base. On the other hand, investing in Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your Contract Value may decline less than would have been the case if you had not invested in Funds with the managed volatility strategy. Funds that employ a managed volatility strategy are identified in Appendix C.

In making your investment decisions, we encourage you to thoroughly investigate all the information regarding the Funds that are available to you, including the Fund's investment objectives, risks and expenses. The prospectus for each Fund contains this and other important information about each Fund and should be read carefully before investing. To obtain a copy of the Fund prospectuses, you may call us at 1-866-645-2449. After selecting Funds for your initial Premium Payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

MIXED AND SHARED FUNDING -- Fund shares may be sold to our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Owner's investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-  arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you;

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received; which could result in the vote of a small number of Owners determining the outcome of a matter subject to a shareholder vote; and

-  proportionately vote any shares held by the Company and its affiliates.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

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SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, at our discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES AND PAYMENTS WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We and/or our affiliates may receive substantial fees and payments directly or indirectly from the Funds, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing or other support services we and/or our affiliates provide and expenses we incur in offering and selling our variable annuity contracts. These arrangements are sometimes referred to as "revenue sharing." We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us or an affiliate. We receive these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.50% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution charges and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation from the investment advisers, sub-advisers, administrator and/or distributions (or affiliates thereof) of the Funds. Such payments are derived, in whole or in part, from the profits that the investment adviser or sub-adviser realized on the advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the cost of these advisory fees (see the prospectuses for the Funds for more information). The amount of the payments we and our affiliates receive is generally based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance products that we and our affiliates issue. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment of compensation to broker-dealers, financial institutions and other persons for selling the Contracts.


The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2017, we have entered into arrangements to receive Administrative Service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or their distributor or affiliated entities): AllianceBernstein Investments, Inc.; American Century Investment Services, Inc.; American Funds Distributors, Inc.; BlackRock Advisors, LLC; Calvert Investments, Inc.; Franklin Templeton Services, LLC; Global Atlantic Investment Advisors, LLC; Goldman Sachs & Co.; Hartford Funds Management Company, LLC; Hartford Investment Management Company; Invesco Advisers Inc.; Ivy Funds Distributor, Inc.; Lord Abbett Series Fund, Inc.; MFS Fund Distributors, Inc.; OppenheimerFunds, Inc.; Pacific Investment Management Company, LLC; Putnam Retail Management Limited Partnership; Rational Advisors, Inc.; and Valmark Advisers, Inc.



Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing and Rule 12b-1 fees did not exceed 0.50% and 0.40%, respectively and 0.50% in total in 2017 and are not expected to exceed 0.50% and 0.40%, respectively, and 0.50% in total of the annual percentage of the average daily net assets (for instance, assuming that you invested an average balance of $10,000 in a Fund that pays us maximum fees, we would collect a total of $50 from that Fund.) For the fiscal year ended December 31, 2017, revenue sharing payments and 12b-1 fees did not collectively exceed approximately $14,800,000. These fees do not take into account indirect benefits we received by offering FVIT Funds as investment options.


We are affiliated with Forethought Variable Insurance Trust because of our affiliation with its investment adviser Global Atlantic Investment Advisors, LLC. In addition to investment advisory fees, we receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the Forethought Funds.

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FIXED ACCOUNT

INTERESTS IN THE FIXED ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCOUNT IS NOT OFFERED IN ALL CONTRACT SHARE CLASSES AND IS NOT AVAILABLE IN ALL STATES OR IF YOU HAVE ELECTED THE ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM DAILY VALUE, OR LEGACY LOCK.

We guarantee that we will credit interest to amounts you allocate to the Fixed Account at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Account. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments, regulatory and tax requirements, and competitive factors. Fixed Account interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Account on a first-in, first-out basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR. WHILE WE DO NOT CHARGE A SEPARATE FEE FOR INVESTING IN THE FIXED ACCOUNT, OUR EXPENSES ASSOCIATED WITH OFFERING THIS FEATURE ARE FACTORED INTO THE FIXED ACCOUNT CREDITED RATES.

We may restrict your ability to allocate Contract Value or Premium Payments to the Fixed Account (or your ability to transfer Fixed Account assets to one or more Sub-Account) at any time at our discretion. We may close the Fixed Account to new Premium Payments or transfers of existing Contract Value.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Account to Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Account as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Account, and transfers from Sub-Accounts made after that date, but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Fixed Account; or

- an amount equal to your largest previous transfer from the Fixed Account in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Account, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Fixed Account.

If your interest rate renews at a rate more than 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within sixty days of being notified of the renewal rate.

We may defer Surrenders and Partial Withdrawals (including transfers to Sub-Accounts) from the Fixed Account for up to six months from the date of your request. We may not defer payments of Death Benefit proceeds from the Fixed Account.

You must wait six months after your most recent transfer from the Fixed Account before moving Sub-Account Values back to the Fixed Account. If you make systematic transfers from the Fixed Account under a Dollar Cost Averaging Program or DCA Plus Fixed Account, you must wait six months after your last systematic transfer before moving Contract Value back to the Fixed Account.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Account to Sub-Accounts; therefore this may not provide an effective short term defensive strategy.

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4. INFORMATION ON YOUR ACCOUNT

A. PURCHASING A CONTRACT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including individual retirement annuities adopted according to Section 408 of the Code.

In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified Plan receives tax-deferred treatment under the Code.

We do not accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.

We do not accept any retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. An investment professional will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your investment professional will make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Premium Payment will not be invested in any Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of investment, Contract share class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Annuity Service Center to be considered to be In Good Order.

Anyone who wishes to purchase a Contract with Premium Payments of $1 million or more must receive our approval before the purchase. We reserve the right to impose special conditions on anyone requesting this approval. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Premium Payment of $1 million or more; and

- if total Premium Payments, aggregated by social security number or taxpayer identification number, equal $1 million or more.

In addition to this restriction on initial Premium Payments, we may also restrict or require approval of subsequent Premium Payments if (1) the subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million, (2) the subsequent Premium Payment would result in your total Premium Payments exceeding 150% of your initial premium or (3) any time after the first Contract Year if you have elected any optional riders. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we restrict or require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done following giving notice to you and on a non-discriminatory basis.

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The Owner or joint Owner, or Annuitant in the case of a non-natural Owner, must not be older than age 80 on the date that your Contract application is received, in-good-order, in our Annuity Service Center. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

The ForeRetirement Variable Annuity is available in multiple share classes, which have different fees and charges as described in this prospectus. We urge you to discuss with your investment professional which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that has a longer or shorter CDSC, important considerations include your liquidity needs, investment horizon and investment flexibility. You should discuss which share class is right for you with your Financial Intermediary. In determining whether to invest in a share class that imposes a CDSC, you might consider whether higher mortality and expense risk and Premium Based Charges, if applicable, outweigh the benefits of CDSC that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a Financial Intermediary, you might consider how the fee charged by the share class you've selected bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. This may include suspending mailings of a Systematic Withdrawal Program and other payments. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

Every state has unclaimed property laws which generally deem the Contract to be abandoned after a period of inactivity of three to five years from the Contract's maturity date or date the Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary, or if the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which you or the Beneficiary last resided, as shown in records, or to our state of domicile. This "escheatment" is revocable, however, and the state is obligated to pay the Beneficiary if he or she presents the proper documentation to the state. To prevent such escheatment, it is important that you update your Beneficiary designations, including full names and complete addresses, if and as they change.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes, under the Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your Contract, simply return it within 10 days after you receive it if the Contract is not a replacement, or within 30 days after you receive it if the Contract is a replacement, with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract (please refer to section 7b. State Variations). We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel (In Good Order) and will refund any sales or Contract charges deducted from the Premiums or imposed under the Contract during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation at our Annuity Service Center. In certain states, however, we are required to return your Premium Payment without deduction for any fees, charges or market fluctuations (please refer to section 7b. State Variations).

HOW ARE PREMIUM PAYMENTS APPLIED TO YOUR CONTRACT?

Your initial Premium Payment will usually be invested within two Valuation Days of our receipt at our Annuity Service Center of both a properly completed application or order request and the Premium Payment, both being In Good Order. The election of any optional benefits may result in the imposition of Investment Restrictions, as described in Sections 5 and 6. If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment. Our approval is required for any Premium Payment if the aggregate of all Premium Payments received from You under this Contract exceeds 150% of the initial Premium. The election of any optional riders may also limit your ability to make additional Premium Payments or the investment allocation of subsequent Premium Payments, as described in the sections of this prospectus explaining those riders. A limitation on additional Premium Payments means that you would not be able to increase your benefits under the Contract or optional riders (such as Lifetime Annual Payments or Death Benefits) by making additional deposits into the Contract.

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If the request or other information accompanying the Premium Payment is incomplete or not In Good Order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Premium Payment at our Annuity Service Center) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why it could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is In Good Order. While the suitability and good order process is underway, Premium Payments will not be applied to your Contract. You will not earn any interest on Premium Payments even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to reverse a transaction based on their review of your investment professional's recommendations. We, and the firm that sold this Contract to you, may directly or indirectly earn income on your Premium Payments. For more information, contact your investment professional.

CAN WE AGGREGATE CONTRACTS?

For purposes of our approval of any Premium Payment, we may aggregate all Premium Payments received from you under all contracts issued by us or by our affiliates.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Account, if applicable, and all Funds, and does not include any Withdrawal Base associated with an optional benefit. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes (if applicable), by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Partial Withdrawals or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- Contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges including Fund Facilitation Fees, if applicable, divided by the number of days in the year multiplied by the number of days in the Valuation Period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract share classes.

INVESTEASE

This electronic Funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, or the Fixed Account. You cannot use this Program to invest in the DCA Plus Fixed Account.

STATIC ASSET ALLOCATION MODELS

This systematic program allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund complexes. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential

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investment strategies that could possibly be achieved by investing in particular Funds or Fund complexes and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. If a model(s) is no longer available for new assets, we will continue to rebalance existing assets in the model(s) at the specified frequency. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program when the Fixed Account or a DCA Plus Fixed Account is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Systematic Withdrawal Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced at least quarterly to reflect the model's original percentages and you may cancel your model at any time subject to Investment Restrictions for maintaining certain optional riders.

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" below for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your investment professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. The models available to you may be restricted based on your election of certain optional riders. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to static asset allocation model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employment Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

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ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Systematic Withdrawal Program, InvestEase(R) and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

DOLLAR COST AVERAGING PROGRAMS

Dollar Cost Averaging is a program that allows you to systematically make transfers into Funds over a period of time. Since the transfer into Funds occurs at regularly scheduled intervals, regardless of price fluctuations, you may ultimately have an average cost per share that is lower. We offer three Dollar Cost Averaging Programs:

-  DCA Plus

-  Fixed Amount DCA

-  Earnings/Interest DCA

DCA PLUS -- This program allows you to earn a fixed rate of interest on investments and is different from the Fixed Account. We determine, at our discretion, the interest rates to be credited. These interest rates may vary depending on the Contract share class you purchased and the date the request for the Program is received. Please consult your investment professional to determine the interest rate for your Program. DCA Plus may not be available for all Contract share classes.

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for twelve months. You must transfer these investments into available Funds (and not the Fixed Account) during this twelve month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for six months. You must transfer these investments into available Funds (and not the Fixed Account) during this six month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made are considered a separate rate lock Program investment. You can invest in up to five different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for IRAs). We will pre-authorize Program investment transfers subject to restrictions.

- Pre-authorized transfers will begin within fifteen days of receipt of the Program payment provided we receive complete enrollment instructions In Good Order.

- If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus Fixed Account payment is received without enrollment instructions and a DCA Plus Fixed Account is not active on the Contract, but if the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the static asset allocation model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive In Good Order enrollment instructions we will refund the payment for further instruction.

- If your Program payment is less than the required minimum to commence the Program, we will invest into the destination Funds indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Fixed Account is active on the Contract, we will apply the payment to the destination Funds of the current DCA Plus Fixed Account. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The interest credited under the DCA Plus Fixed Account is not earned on the full amount of your Premium Payment for the entire length of the Program. Program transfers to Sub-Accounts decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds you designated.

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FIXED AMOUNT DCA -- This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Account (if available based on the Contract and/or rider selected) or any Fund(s) into different Fund(s). This program begins fifteen days following our receipt of the Program payment you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

EARNINGS/INTEREST DCA -- This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Account (if available based on the form of Contract selected) or any Fund(s) into other Fund(s). This program begins two business days following our receipt of your instructions to enroll in the feature plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

SYSTEMATIC WITHDRAWAL PROGRAM

This systematic withdrawal feature allows you to make Partial Withdrawals. You can designate the Funds to be withdrawn from and also choose the frequency of Partial Withdrawals (monthly, quarterly, semiannual, or annually). If you select a monthly frequency, you must receive payment through electronic transfer. The minimum amount of each Partial Withdrawal is $100. Amounts taken under this Program will count towards the Free Withdrawal Amount (FWA) and may be subject to a CDSC. For more information on the FWA, please see Section 4.b and the Glossary in Section 8. Amounts received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the withdrawal payment. You may be able to satisfy Code
Section 72(t)/(q) requirements by enrolling in this Program. Please see the Federal Tax Considerations section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this Program may result in your exceeding permissible withdrawal limits under certain optional riders.

OTHER PROGRAM CONSIDERATIONS

-  You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. Your enrollment authorizes us to automatically and unilaterally amend your enrollment instructions if:

     - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund; or

     - any Fund is liquidated -- then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

   You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- All optional Lifetime Withdrawal and Death Benefit riders have different withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds according to the following policies and procedures, as they may be amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed at the net asset value of each Fund share as of the end of the Valuation Day that it is received In Good Order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within thirty days of receiving the confirmation.

WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers (purchases) into a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Partial Withdrawals. We combine all the daily requests to transfer out of a Sub-Account along with all full Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Owners' "transfer-in" requests.

We may take advantage of our size and available technology to combine sales of a particular Fund for any of the other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases

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against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one Sub-Account transfer, however, you cannot transfer the same Contract Value more than once a Valuation Day.


EXAMPLES
-----------

--------------------------------------------------------------------------------------------------------------------------------
TRANSFER REQUEST PER VALUATION DAY                                                                                  PERMISSIBLE?
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                                                 Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000
among the other Sub-Accounts however you chose)                                                                          Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts                           Yes
--------------------------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that
same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account                No
--------------------------------------------------------------------------------------------------------------------------------

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF TWELVE SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the transfer rule) by internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we may send you a letter after your tenth Sub-Account transfer to remind you about the transfer rule. After your twelfth transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently Surrendered) for the purposes of enforcing these restrictions.

The transfer rule does not apply to Sub-Account transfers that occur automatically as part of a company-sponsored Program, such as a Contract exchange program that may be offered by us from time to time. Reallocations made based on a Fund merger or liquidation also do not count toward this limit. Restrictions may vary based on state law.

We make no assurances that the transfer rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not In Good Order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- Excepted funds, such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

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- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of Dollar Cost Averaging programs, asset allocation programs, automatic rebalancing programs, Annuity Payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled Partial Withdrawals or full Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (participants) or enforce the transfer rule because we do not keep participants' account records for a Contract. In those cases, the participant account records and participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Owner to provide the information. If the Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or through your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a

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requirement that Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. WE MAY SUSPEND, MODIFY, OR TERMINATE TELEPHONE OR ELECTRONIC TRANSFER PRIVILEGES AT ANY TIME, FOR ANY REASON.

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file at our Annuity Service Center, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing (and In Good Order) from you.


B. CHARGES AND FEES

This section describes the charges and fees that we deduct under the Contract in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Contract may result in a profit to us.

In addition to the following charges, there are optional riders that if elected, assess an additional charge. Please see sections 5 and 6 for more information. The ForeRetirement Variable Annuity is available in multiple share classes, which each have different fees and charges as described in this prospectus. Your Financial Intermediary's commission may also differ depending upon the share class selected. You should discuss which share class is right for you with your Financial Intermediary based on available options. Important share class considerations include, but are not limited to, your investment holding period and investment flexibility.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality risk -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods when any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense risk -- We also bear an expense risk that the sales charges (if applicable), Premium Based Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Annuity Payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

We will waive the Annual Maintenance Fee if your Contract Value on your Contract Anniversary, or when you fully Surrender your Contract, is $50,000 or more. In addition, if you have multiple Contracts with a combined Contract Value of $100,000 or greater, we may waive the Annual Maintenance Fee on all Contracts. However, we may, but are not obligated to, limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions.

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ADMINISTRATIVE CHARGE

We apply a daily administrative charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

PREMIUM BASED CHARGE (B AND L SHARE CONTRACTS)

We apply a quarterly Premium Based Charge, if applicable, against all Premium Payments based on Remaining Gross Premiums. The Premium Based Charge will be assessed only with respect to Contract Value invested in Sub-Accounts and not investments in the Fixed Account . The Premium Based Charge is intended to compensate us for a portion of our acquisition expenses, including promotion and distribution of the Contract. A Premium Based Charge will be deducted upon:

   1.   each Quarterly Contract Anniversary; and/or

   2.   full Surrender.

The amount of Remaining Gross Premium used for calculating the Premium Based Charge is determined on the date of each of the above transactions.

The Premium Based Charge is not assessed on Partial Withdrawals, upon annuitization, or upon the death of the Contract Owner.

Please see Premium Based Charge Examples 1-2 in Appendix A.

If a Beneficiary elects to continue the Contract under any of the available options described under the Death Benefits section below, we will continue to deduct the Premium Based Charge, based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Premium Based Charge is taken proportionally out of the Sub-Accounts.

Please see Premium Based Charge Example 2 in Appendix A for an example of how the Premium Based Charge and CDSC work together.

FUND FACILITATION FEE

We apply a daily fund facilitation fee to the assets in certain Sub-Accounts at the following annualized rates:


                    FUND NAME                                                                           RATE
                    -------------------------------------------------------------------------------------------
                    American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund            0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock High Yield V.I. Fund                                                      0.10%
                    -------------------------------------------------------------------------------------------
                    BlackRock U.S. Government Bond V.I. Fund                                            0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Franklin Dividend and Income Managed Risk Portfolio                 0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio                   0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Growth Managed Risk Portfolio                                       0.05%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic PIMCO Tactical Allocation Portfolio                                 0.10%
                    -------------------------------------------------------------------------------------------
                    Global Atlantic Select Advisor Managed Risk Portfolio                               0.05%
                    -------------------------------------------------------------------------------------------
                    Hartford Capital Appreciation HLS Fund                                              0.05%
                    -------------------------------------------------------------------------------------------
                    Hartford Total Return Bond HLS Fund                                                 0.05%
                    -------------------------------------------------------------------------------------------
                    Invesco V.I. Government Money Market Fund                                           0.10%
                    -------------------------------------------------------------------------------------------
                    PIMCO Total Return Portfolio                                                        0.15%
                    -------------------------------------------------------------------------------------------
                    TOPS(R) Managed Risk Balanced ETF Portfolio                                         0.15%
                    -------------------------------------------------------------------------------------------
                    TOPS(R) Managed Risk Growth ETF Portfolio                                           0.40%
                    -------------------------------------------------------------------------------------------
                    TOPS(R) Managed Risk Moderate Growth ETF Portfolio                                  0.25%
                    -------------------------------------------------------------------------------------------


The Fund Facilitation Fee allows us to offer these Funds to you, even though the amounts paid to us by the Funds are not sufficient to allow us to meet our expenses and revenue targets. While we reserve the right to increase the Fund Facilitation Fee for any of these Sub-Accounts (subject to the maximum shown in the Fee Summary), such a change will not be applied to existing Contract Owners.

PREMIUM TAXES

A deduction is also made for Premium taxes, if any, imposed on us by a state, municipality, or other governmental entity. The tax, currently ranging from 0% to 3.5% is assessed, when annuity payments begin or upon full Surrender. We will pay Premium taxes at the time imposed under applicable law. We may deduct Premium taxes at the time we pay such taxes to the applicable taxing authorities, upon full Surrender, or when annuity payments commence.

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SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) (B AND L SHARE CONTRACTS)

Subject to the exclusions below, we may deduct a CDSC when you make full Surrenders, Partial Withdrawals or withdraw Commuted Value of Annuity Payouts under Annuity Payout Options Three, Five or Six. This charge is designed to recover acquisition expenses that have not yet been recouped from revenue generated by your Contract. Premium Payments will be taken out on a first-in, first-out basis. This may impact whether subsequent Partial Withdrawals might be subject to a CDSC. Please see Sections 4.c Surrenders, and 4.d Annuity Payouts, for more information regarding when a CDSC may be applied.

We use the following general approach to calculating your CDSC:

  Step 1. Remaining Gross Premium not subject to CDSC that have been invested for longer than the applicable CDSC period can always be taken out free of any CDSC. The applicable CDSC period begins on the date we receive the Premium Payment. Please see Section 2 Fee Summary for a description of CDSC periods applicable to your share class.

  Step 2. If the amount of money that you wish to take out is less than your FWA (as described below), plus any amount from step 1, then this sum will also be paid to you without the imposition of a CDSC. No further steps will be applied.

  Step 3. Assuming that steps 1 and 2 do not apply because the amount of money that you wish to take out is more than your FWA and is still subject to a CDSC, then we will deduct your FWA from the amount of the money you wish to take out and then process your request using steps 4-6.

  Step 4. We will then multiply Remaining Gross Premiums still subject to CDSC by a factor. The factor is equal to the amount of money resulting from step 3 divided by the Contract Value above the available FWA. If you take a Surrender during declining market conditions, Remaining Gross Premiums will have the effect of increasing the percentage of your Contract Value that is subject to a CDSC.

  Step 5. We will then take the amount of Remaining Gross Premium resulting from step 4 and multiply it by the corresponding CDSC percentage as shown in the Fee Summary using the applicable CDSC schedule. Each Premium Payment has its own CDSC schedule regardless of whether it has been invested in the Sub-Accounts or the Fixed Account.

  Step 6. We then deduct the CDSC calculated in step 5 from the amount of money in step 3, plus FWA and pay the remaining balance to you.

These same steps are generally used when a CDSC is charged upon Annuity Payouts (as applicable under the Annuity Payout Options noted above).

Please refer to CDSC Examples 1-5 in Appendix A for further information about how these formulas will be applied.

THE FOLLOWING ARE NOT SUBJECT TO A CDSC:

- Free Withdrawal Amount -- During a period when a CDSC may be applied, you may fully Surrender up to the greater of:

     -  5% of premium that would otherwise be subject to a CDSC, or

     -  earnings.

   We compute the FWA as of the end of the Valuation Day when a Partial Withdrawal, full Surrender or commutation request is received by us In Good Order.

   You may not carry over unused portions of your FWA from one year to another.

- Lifetime Annual Payments. See Glossary for a definition of Lifetime Annual Payments.

- If you are a patient in a certified long-term care facility or other eligible facility -- CDSC will be waived for a Partial Withdrawal or full Surrender if you or the joint Owner are confined for at least 90 calendar days to a facility which: (i) provides skilled nursing care under the supervision of a physician; and (ii) has 24 hour a day nursing services by or under the supervision of a registered nurse; and (iii) keeps a daily medical record of each patient.

     For this waiver to apply, you must:

     -  have owned the Contract continuously since it was issued,

     -  provide written proof of your eligibility satisfactory to us, and

     - request a Partial Withdrawal or the full Surrender within ninety-one calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

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     This waiver is not available if the Owner or the joint Owner is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 90 days in a certified long-term care facility or other eligible facility up until 91 days after exiting such a facility. This waiver may not be available in all states.

-  Upon death of any Owner(s) -- CDSC will be waived if any Owner(s) dies.

- Upon Annuitization -- CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is fully Surrendered or a Partial Withdrawal is taken during the CDSC period under an Annuity Payout Option which allows commutation.

- For RMDs -- CDSC will be waived for any Owner age 70 1/2 or older with a Contract held under an IRA who withdraws an amount equal to or less than the RMD for either one of the calendar years in which the Contract Year occurs, related to this Contract (excluding inherited IRAs). All requests for RMDs must be in writing.

- For substantially equal periodic payments -- CDSC will be waived if you take Partial Withdrawals under the Systematic Withdrawal Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period -- CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges -- As an accommodation, we may, at our discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements -- We may, at our discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual fund operating expenses -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution charges, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses, in Section 2 Fee Summary and in Appendix C.

REDUCED FEES AND CHARGES

We may offer, at our discretion, reduced fees and charges for certain Contracts (including employer-sponsored savings plans) which may result in decreased costs and expenses.


C. SURRENDERS AND PARTIAL WITHDRAWALS

WHAT KINDS OF FULL SURRENDERS AND PARTIAL WITHDRAWALS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:


Full Surrenders/Contract Termination -- When you fully Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, a pro-rated portion of Premium Based Charges, if applicable, and the Annual Maintenance Fee, if applicable. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.


Partial Withdrawals -- You may request a Partial Withdrawal of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC. You can request that we deduct this charge in either of two ways. One option, a gross withdrawal, is to deduct the CDSC from the amount that you request. The other option, a net of charges withdrawal, is to fully Surrender an amount of Contract Value greater than what you requested, but after the deduction of CDSC will result in payment to you of the amount you requested. Because the net of charges withdrawal will Surrender a greater amount of Contract Value, your CDSC may be greater under this method. Our default option is a gross withdrawal. Please see CDSC Examples 1-5 in Appendix A.

Partial Withdrawals of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Account, including the DCA Plus Fixed Account, unless you direct us otherwise (this may be limited to pro-rata Surrenders if optional benefits are elected).

There are several restrictions on Partial Withdrawals of Contract Value before the Annuity Commencement Date:

     - the Partial Withdrawal of Contract Value must be at least equal to $500, and

     - your Contract Value following the Partial Withdrawal must be equal to or greater than the Minimum Contract Value set forth in your Contract. The Minimum Contract Value refers to the minimum Contract Value that you must maintain within this Contract. IF YOU FAIL TO COMPLY, WE RESERVE THE RIGHT TO FULLY TERMINATE YOUR CONTRACT. The Contract Minimum Value varies by Contract share class and may also vary if you have elected certain optional riders. Currently the Minimum Contract Value for Class B, C and L shares is $2,500. We may increase this minimum from time to time, but in no event shall the minimum exceed $10,000 and in

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       many states, cannot be increased after your Contract is issued (see State Variations section for details). Please see "What effect do Partial Withdrawals or full Surrenders have on your benefits" under Annual Lock Income Benefit, and Daily Lock Income Benefit for a description of the effect of Partial Withdrawals and the Minimum Contract Value when you elect one of these riders.

Partial Withdrawals will reduce your Standard Death Benefit on a dollar-for-dollar basis. Please see the sections of this prospectus describing optional Death Benefit riders for a description of how Partial Withdrawals affect benefits under those riders.

Please consult with your investment professional to be sure that you fully understand the ways a Partial Withdrawal will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination -- You may fully Surrender or terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Three, Five, or Six. IN THE EVENT YOU TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTION THREE OR FIVE YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and any applicable Premium Tax.

Partial Withdrawals -- Partial Withdrawals are permitted after the Annuity Commencement Date if you select Annuity Payout Option Three, Five, or Six. Upon Partial Withdrawal we will pay you the commuted value minus any applicable CDSC.

Not all Annuity Payout Options may be available if the Contract is issued to qualify under Code Section 408.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as commuting your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A PARTIAL WITHDRAWAL OR FULL SURRENDER?


Requests for full Surrenders terminating your Contract and Partial Withdrawals must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.


Written Requests -- Complete a Surrender form or send us a letter, signed by you, to our Annuity Service Center stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-  your tax withholding amount or percentage, if any, and

-  your mailing address.

You may submit this form to our Annuity Service Center via fax.

Unless you specify otherwise, we will provide the dollar amount you want to receive minus applicable taxes and charges as the default option.

If there are joint Owners, both must authorize these transactions. For a Partial Withdrawal, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account and the Fixed Account, including the DCA Plus Fixed Account.


Internet Requests -- We do not currently offer Partial Withdrawal or full Surrenders via the internet. If in the future we offer internet withdrawals, we must receive your completed internet Partial Withdrawal program enrollment form In Good Order at our Annuity Service Center. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for Partial Withdrawals from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on internet withdrawals. We may modify the requirements for internet withdrawals at any time.



Internet withdrawal instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

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Completing a power of attorney form for another person to act on your behalf may prevent you from making Partial Withdrawals via the internet.


WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Partial Withdrawals and full Surrenders. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts and may result in a penalty tax.

WE DO NOT MONITOR PARTIAL WITHDRAWAL OR FULL SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A FULL SURRENDER OR PARTIAL WITHDRAWAL IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

Please see Section 8 for more information.


D. ANNUITY PAYOUTS

You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units into what is known as the payout phase. The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. Once you annuitize your Contract, you may no longer make any Premium Payments. Please check with your investment professional to select the Annuity Payout Option that best meets your income needs. All Annuity Payout Options are subject to availability in your state. Annuitizing your Contract may result in the termination of optional riders and will result in the termination of any Death Benefit; see the sections of this prospectus dealing with the optional riders for detailed information.

Upon Annuitization, your Contract Value will be moved to the General Account.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Contract Value (minus any applicable Premium Taxes) may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your first Contract Anniversary. In no event, however, may the Annuity Commencement Date be later than:

- The later of the oldest Owner's 90th birthday (or if the Owner is a non-natural person, the Annuitant's 90th birthday) or 10 years from the Contract Issue Date (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than thirty days prior to a scheduled Annuity Commencement Date.

Extending your Annuity Commencement Date may have tax consequences. You should consult a qualified tax adviser before doing so.

We reserve the right, at our discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the oldest Owner, or Annuitant in the case of a non-natural Owner, turns age 95. Please ask your investment professional whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits. We will not extend the Annuity Commencement Date beyond the oldest Owner's 100th birthday. If the Owner is a non-natural person, the Annuitant's 100th birthday.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only thirty days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

-  OPTION 1 -- LIFE ANNUITY WITH CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we will calculate the sum of all Annuity Payouts that were made. If the sum of such Annuity Payments at the time of the Annuitant's death does not equal or exceed the Contract Value

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(minus any applicable Premium Taxes) at the time of annuitization, we will pay the Beneficiary the difference between the sum of the Annuity Payouts and the Contract Value (minus any applicable Premium Taxes) at annuitization.

-  OPTION 2 -- LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-  OPTION 3 -- LIFE ANNUITY WITH GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant dies before 10 years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies.

- OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY GUARANTEED PAYMENTS FOR 10 YEARS

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for 10 years. If the Annuitant and the Joint Annuitant both die before ten years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-  OPTION 6 -- GUARANTEED PAYMENT PERIOD ANNUITY

We agree to make payments for a specified time. The minimum period that you can select is 10 years. The maximum period that you can select is 30 years. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS THREE, FIVE OR SIX. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Guaranteed Payment Period, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

In most states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. In other states, if you do not elect an Annuity Payout Option, quarterly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option One (see the State Variations section for details).

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-  monthly (only available with direct deposit),

-  quarterly,

-  semi-annually, or

-  annually.

Once you select a frequency, it cannot be changed. When selecting a frequency other than monthly, the Payout Purchase Rate used to determine Annuity Payouts will be adjusted by a factor. The factor accounts for the current value of accelerated Payouts, and will result in a Payout that is less than the sum of each monthly Payout that would have been paid during the same period of time. If you do not make a selection, the Payee will receive quarterly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $100. If the amount falls below $100, we have the right to change the frequency to bring the Annuity Payout up to at least $100.

-  FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us.

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5. DEATH BENEFITS

A. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts. The Standard Death Benefit is equal to your Contract Value calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us In Good Order at our Annuity Service Center. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary but in no event sooner than the day following the day on which we receive due proof of death. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds. The Premium Based Charge is not assessed when the Death Benefit is paid.

Please see the heading entitled "What kinds of Surrenders are available? -- Before the Annuity Commencement Date" in Section 4.c Surrenders.


B. RETURN OF PREMIUM

OBJECTIVE

To provide a Death Benefit equal to the greater of Premium Payments adjusted for Partial Withdrawals; or Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE PLUS SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE RIDER EFFECTIVE DATE, AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Partial Withdrawals and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract, revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider fee may be increased or decreased at each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of A or B:

A =   Contract Value; or

B =   Premium Payments adjusted for Partial Withdrawals.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

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The Premium Based Charge is not assessed when the Death Benefit is paid.

See the Return of Premium Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the fifth anniversary of the rider effective date, the Owner may elect to terminate this rider. You may also terminate this rider on or after the first anniversary of the rider effective date if the rider charge at that time is greater than the rider charge on the rider effective date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will not be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

A company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in Sections 5.f and 5.g) by the Beneficiary.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

See Return of Premium Example 1 in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose Investment Restrictions in the future for new sales only.

If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

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ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


C. MAXIMUM ANNIVERSARY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Maximum Anniversary Value, (b) Premium Payments adjusted for Partial Withdrawals or (c) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You can elect this rider at any time provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider for the sale of new Contracts at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

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HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (i) Premium Payments adjusted for Partial Withdrawals or (ii) Maximum Anniversary Value. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value, excluding the Fixed Account. The rider fee may be increased or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C:

A =   Contract Value;

B =   Premium Payments adjusted for Partial Withdrawals; or

C =   Maximum Anniversary Value.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Anniversary Value Example 1 in Appendix A.

The Death Benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

If we permit you to elect this rider after the Contract has been issued, the starting values for Contract Value, Premium Payments and Maximum Anniversary Value will all be reset to Contract Value as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Anniversary Value Example 2 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the investment restrictions of such optional withdrawal benefit rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make an ownership change.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible ownership changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

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If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefits.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


D. LEGACY LOCK

OBJECTIVE

To provide a Death Benefit equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals); (b) Base Return of Premium (as defined in the glossary); or (c) Contract Value. We will pay the Death Benefit if the Owner or joint Owner, or Annuitant in the event of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Lifetime Annual Payments taken prior to reaching the Minimum Amount Rule under Annual Lock Income Benefit, or Daily Lock Income Benefit will not reduce the value of the Enhanced Return of Premium component of this Death Benefit.

- Partial Withdrawals that exceed the Annual Lock Income Benefit, or Daily Lock Income Benefit Lifetime Annual Payments will reduce the benefit proportionally, as described below.

- The Enhanced Return of Premium component of this Death Benefit reduces to zero if your Contract Value falls below the Minimum Amount Rule.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

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WHEN CAN YOU BUY THE RIDER?

You can elect this rider at the time that you elect either Annual Lock Income Benefit or Daily Lock Income Benefit and have not elected any other optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 70.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of (a) Enhanced Return of Premium or (b) Base Return of Premium and is assessed on each Quarterly Contract Anniversary. This charge will automatically be deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Quarterly Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value. The rider fee may be increased or decreased on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. The Death Benefit is equal to the greatest of: (a) Enhanced Return of Premium (Premium Payments adjusted for certain Partial Withdrawals), (b) Base Return of Premium or (c) Contract Value.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See the Legacy Lock Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

ADDITIONALLY, IF YOUR ANNUAL LOCK INCOME BENEFIT, OR DAILY LOCK INCOME BENEFIT RIDER IS TERMINATED FOR ANY REASON, THIS RIDER WILL ALSO TERMINATE. Please see "Other Information" below for other conditions which may result in termination of the rider.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce your Enhanced Return of Premium prior to reaching the Minimum Amount Rule, but will reduce your Base Return of Premium and Contract Value on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS. ANY PARTIAL WITHDRAWAL PRIOR TO THE MINIMUM INCOME AGE IS AN EXCESS WITHDRAWAL.

See Legacy Lock Example 1 in Appendix A for an illustration of this calculation.

DEATH BENEFIT STEP-UP AFTER FIRST PARTIAL WITHDRAWAL

The Enhanced Return of Premium component of Legacy Lock is eligible for an automatic one-time step-up to the Contract Value upon the first Partial Withdrawal. The step-up will occur if the Contract Value prior to the Partial Withdrawal is greater than the Enhanced Return of Premium value on the Valuation Day prior to the first Partial Withdrawal.

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ENHANCED RETURN OF PREMIUM COMPONENT OF LEGACY LOCK

The Enhanced Return of Premium component equals 100% of Premium, adjusted by some Partial Withdrawals as described above. Enhanced Return of Premium will be increased by subsequent Premium and may be eligible for a one-time step-up.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment under any optional guaranteed lifetime withdrawal benefit rider) as a result of investment performance, or deduction of fees and/or charges or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below the Minimum Amount Rule, we will no longer accept subsequent Premium Payments. In addition, THE ENHANCED RETURN OF PREMIUM COMPONENT OF YOUR DEATH BENEFIT WILL BE RESET TO EQUAL ZERO. THE DEATH BENEFIT WILL THEN BE EQUAL TO THE GREATER OF: (A) CONTRACT VALUE OR (B) BASE RETURN OF PREMIUM.

You may then either make a full Surrender and terminate your Contract and rider, or you may continue your Contract. If you continue your Contract, you must transfer your remaining Contract Value to approved Sub-Account(s) and/or Program(s) within ten business days or we will exercise our reserved contractual rights to reallocate these sums to the money market Sub-Account.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

We do not expect to grant Annuity Commencement Date extension requests for Legacy Lock.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must concurrently elect Annual Lock Income Benefit and abide by the Annual Lock Income Benefit Investment Restrictions or you must concurrently elect Daily Lock Income Benefit and abide by the Daily Lock Income Benefit Investment Restrictions in order to elect and maintain this rider.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

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OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- You can only elect this rider if you elect Annual Lock Income Benefit or Daily Lock Income Benefit. You will be required to invest according to the Annual Lock Income Benefit or Daily Lock Income Benefit Investment Restrictions, as applicable.

- You will automatically receive a one-time step-up of the Enhanced Return of Premium to the Contract Value, if greater, upon the first Partial Withdrawal. We will not provide a notice prior to applying this step-up.

- IF YOUR CONTRACT VALUE IS REDUCED BELOW THE MINIMUM AMOUNT RULE (EQUAL TO THE GREATER OF THE MINIMUM CONTRACT VALUE DESCRIBED IN SECTION 4.C OR ONE LIFETIME ANNUAL PAYMENT), THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE REDUCED TO ZERO. PLEASE SEE SECTION 4.C. SURRENDERS FOR MORE INFORMATION REGARDING THE MINIMUM CONTRACT VALUE. THIS HAS THE EFFECT OF PROVIDING A DEATH BENEFIT THAT WAS REDUCED BY ALL PRIOR PARTIAL WITHDRAWALS, INCLUDING LIFETIME ANNUAL PAYMENTS. IN ADDITION, ANY STEP-UP APPLIED TO THE ENHANCED RETURN OF PREMIUM COMPONENT OF THE DEATH BENEFIT WILL BE LOST.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, violation of Investment Restrictions, and/or if Annual Lock Income Benefit or Daily Lock Income Benefit rider is terminated. If we terminate the rider, it cannot be re-elected by you.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Legacy Lock is referred to as Enhanced Return of Premium Death Benefit Rider in your Contract.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


E. MAXIMUM DAILY VALUE

OBJECTIVE

To provide a Death Benefit equal to the greater of: (a) Maximum Daily Value or
(b) Contract Value that we will pay if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before we begin to make Annuity Payouts.

Please consider the following prior to electing this rider:

- This rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of this rider.

- Excess Withdrawals will reduce the benefit proportionally, as described below.

-  The Premium Based Charge is not assessed when the Death Benefit is paid.

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Death Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE, NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR DEATH BENEFIT WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

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This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect another optional Death Benefit if you have already elected this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the Maximum Daily Value and is assessed on each Quarterly Contract Anniversary. This rider fee will be automatically deducted from your Contract Value on your Quarterly Contract Anniversary. A pro-rated charge will be deducted in the event of a full Surrender of this Contract; revocation of this rider; or election of this rider other than on the Contract Anniversary. The charge for the rider will be withdrawn from each Sub-Account in the same proportion that the value of each Sub-Account bears to the total Contract Value excluding the Fixed Account. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts.

The rider charge may increase or decrease on each Contract Anniversary.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greater of A or B:

A =   Contract Value;

B =  Maximum Daily Value.

The death benefit before the Annuity Commencement Date under this rider is limited. The death benefit cannot exceed the Contract Value at the time we receive due proof of death, plus $1 million.

The Premium Based Charge is not assessed when the Death Benefit is paid.

See Maximum Daily Value Example 1 in Appendix A.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime on or after the first anniversary of the rider effective date, the Owner may elect to terminate this rider if the rider charge on the date of termination is greater than the rider charge on the rider issue date. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the Standard Death Benefit. No other optional Death Benefit may be elected following the termination. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Partial Withdrawals reduce your Death Benefit in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will reduce your Death Benefit on a dollar for dollar basis.

- EXCESS WITHDRAWALS WILL REDUCE YOUR DEATH BENEFIT ON A PROPORTIONATE BASIS. IF YOUR CONTRACT VALUE IS LESS THAN YOUR DEATH BENEFIT, REDUCTIONS ON A PROPORTIONATE BASIS WILL BE GREATER THAN IF DONE ON A DOLLAR-FOR-DOLLAR BASIS.

See Maximum Daily Value Examples 2 and 3 in Appendix A for an illustration of this calculation.

If you elect another optional rider, Partial Withdrawals (including Lifetime Annual Payments) may affect those other riders differently than they affect this rider.

If you have not elected an Optional Withdrawal Benefit, all Partial Withdrawals are Excess Withdrawals and if you have elected an Optional Withdrawal Benefit, any Partial Withdrawal prior to the Minimum Income Age is also an Excess Withdrawal.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change will terminate this rider and the Death Benefit will be reset to the Standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation, the Contract Value will be reset to equal the Death Benefit payable on the deceased Spouse's death and the surviving Spouse who continues the Contract may choose to elect any optional Death Benefit rider then available. Please see "Can your Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as sole Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

This rider terminates once an Annuity Payout Option is elected and the Death Benefit terminates. If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract will automatically be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments, and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any optional withdrawal benefit, the Investment Restrictions of such optional withdrawal benefit rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make an ownership change.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible ownership changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.

Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility.

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If you elect this rider in combination with an optional living benefit, then in the event of a conflict between the Investment Restrictions above and those set forth in such optional riders, the Investment Restrictions in such optional riders shall prevail.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to approve all subsequent Premium Payments received after the first Contract Anniversary following the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments. A limitation on subsequent Premium Payments means that you would not be able to increase your Death Benefits by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, annuitization, and/or violation of the Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the benefit.

- Any Excess Withdrawal will trigger a proportionate reduction to your Death Benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suitable for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING DEATH BENEFITS PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


F. HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested according to the last instructions on file and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and
(b) take Partial Withdrawals without paying CDSCs, if any. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an Annuity Payout Option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

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If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below. Please see Section 8(C)(2)(f) Federal Tax Considerations for more information.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above.


G. WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                  AND . . .                      AND . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is a surviving joint       The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner                            deceased

------------------------------------------------------------------------------------------------------------------------------------
Owner                           There is no surviving joint      The Annuitant is living or
                                Owner and the Beneficiary        deceased
                                (including the contingent
                                Beneficiary) predeceases the
                                Owner

------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner is living



------------------------------------------------------------------------------------------------------------------------------------


IF THE DECEASED IS THE . . .              THEN THE . . .
------------------------------------------------------------------------------------------------------------------------------------
Owner                           Joint Owner receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Beneficiary receives the Death
                                Benefit.

------------------------------------------------------------------------------------------------------------------------------------
Owner                           Owner's estate receives the Death
                                Benefit.




------------------------------------------------------------------------------------------------------------------------------------
Annuitant                       The Owner becomes the Annuitant
                                and the Contract continues. The
                                Owner may name a new Annuitant.

------------------------------------------------------------------------------------------------------------------------------------

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:


IF THE DECEASED IS THE . . .                           AND . . .                                          THEN THE . . .
--------------------------------------------------------------------------------------------------------------------------------
Owner                             The Annuitant is living                             Beneficiary becomes the Owner.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Owner is living                                 Owner receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------
Annuitant                         The Annuitant is also the Owner                     Beneficiary receives the payout at death.

--------------------------------------------------------------------------------------------------------------------------------

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

In the event that the Owner is a non-natural person, the death of the Annuitant will be treated as the death of the Owner.


6. OPTIONAL WITHDRAWAL BENEFITS

A. ANNUAL LOCK INCOME BENEFIT

OBJECTIVE

The objective of this rider is to provide longevity protection in the form of Lifetime Annual Payments that may periodically increase based on Step Ups or Deferral Bonuses.

Please consider the following prior to electing this rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until either the first Covered Life (Single Life Option) or last Covered Life (Joint/Spousal Option) dies. We reserve the right to close the rider to new sales at any time.

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WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

The maximum age of any Covered Life when buying the rider is 80.

The rider may not be available through all investment professionals and may be subject to additional restrictions set by your investment professional. We reserve the right to withdraw the rider from sale, vary rider benefits and/or rider charges or any relevant Covered Life options at any time for the sale of new Contracts. The rider may not be available in all states.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Daily Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Annual Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

-  WITHDRAWAL BASE

Your initial Withdrawal Base is equal to your initial Premium Payment (without deduction of sales charges, if any). It will generally fluctuate based on:

-  Step Up; or

-  Deferral Bonuses; and

-  Subsequent Premium Payments or Partial Withdrawals.

On each Contract Anniversary until and including the Contract Anniversary immediately following the oldest Covered Life's 90th birthday, the Withdrawal Base will be reset to equal the greater of your Contract Value (prior to the deduction of the rider charge but after the deduction of any other charge) as of the Contract Anniversary (this event is referred to as a Step Up) or your current Withdrawal Base plus any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). You will not receive both a Step Up and a Deferral Bonus in the same Contract Year. We reserve the right to impose an annual Withdrawal Base Cap on the sale of new Contracts only. We do not currently enforce an annual Withdrawal Base Cap.

Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

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Subsequent Premium Payments increase your Withdrawal Base by the dollar amount of the Premium Payment.

Partial Withdrawals reduce your Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base.

- EXCESS WITHDRAWALS will reduce the Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed an annual Lifetime Annual Payments will be free of any applicable CDSC.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Withdrawal Base above this limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Benefit may change following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the Lifetime Withdrawal Percentage decreases associated with declining rider charge increases.

-  DEFERRAL BONUS BASE

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up is greater than or equal to your Deferral Bonus Base multiplied by the Deferral Bonus. The Deferral Bonus is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period. THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL. When you elect this rider, your Deferral Bonus Base is equal to your initial Premium Payment (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment during the Deferral Bonus Period.

Partial Withdrawals due to a divorce settlement will end the Deferral Bonus Period and the Deferral Bonus Base will be set to zero.

Please refer to Annual Lock Income Benefit Example 1 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base outside these limit will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus can be changed following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

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e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the riders?" for the effect of Partial Withdrawals.

You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance and deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge (if applicable) or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can your Spouse continue your Lifetime Withdrawal Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

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CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

If a Covered Life dies and the sole Beneficiary is the deceased Covered Life's Spouse at the time of death, such Spouse may continue the Contract. If the Contract and the rider are continued as described below, we will continue the rider with respect to all Lifetime Withdrawal Benefits at the charge that is currently being assessed for the sale of new Contracts at the time of continuation. The Covered Life will be re-determined on the date of Spousal Contract continuation.

If the new Covered Life is younger than age 81 at the time of the Spousal Contract continuation, and such rider (or a similar rider, as we determine) is still available for sale, the Withdrawal Base and Deferral Bonus Base will be set equal to the Contract Value, the Withdrawal Percentage and Lifetime Annual Payments will be recalculated based on the age of the older remaining Covered Life on the effective date of the Spousal Contract continuation. The Deferral Bonus Period will not be reset but will continue, if applicable, uninterrupted. If the new Covered Life is equal to or older than the maximum rider age at the time of the Spousal Contract continuation, the rider will terminate and the rider charge will no longer be assessed.

If we are no longer offering such rider at the time of Spousal Contract continuation, we will revoke the rider and the rider charge will no longer be assessed.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard annuitization rules or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value, less Premium Tax, minus the sum of all Annuity Payments made.

JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

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ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available Sub-Accounts. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any other guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR WITHDRAWAL BASE OR DEFERRAL BONUS BASE, RESPECTIVELY PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.


Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility. We will periodically rebalance your investments within asset allocation models as described in Appendix D.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept any subsequent Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

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OTHER INFORMATION

The riders may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR THE BENEFIT WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.


- Your participation in the Personal Protection Portfolio models end when the Annual Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio.


- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The Fixed Account is not available if you have elected Annual Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though this rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of either rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction to your benefit.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENTS INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Annual Lock Income Benefit is referred to as Guaranteed Lifetime Withdrawal Benefit in your Contract.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

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- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.

B. DAILY LOCK INCOME BENEFIT

OBJECTIVE

The objective of the rider is to provide longevity protection in the form of Lifetime Annual Payment that may periodically increase based on the daily performance of your Contract or Deferral Bonuses.

Please consider the following prior to electing the rider:

- The rider has Investment Restrictions. Violation of the Investment Restrictions may result in termination of the rider.

-  Excess Withdrawals will reduce the rider's benefit, as described below.

HOW DOES THE RIDER HELP ACHIEVE THIS GOAL?

The rider provides an opportunity to receive withdrawals in the form of Lifetime Annual Payments until the death of either the first Covered Life (Single Life Option) or the Covered Life that is second to die (Joint/Spousal Option).

WHEN CAN YOU BUY THE RIDER?

You may elect this rider at any time, provided you have not previously elected any optional Withdrawal Benefit. Non-natural Owners cannot elect this rider after the Contract issue date.

IF YOU ELECT THIS RIDER OTHER THAN AT CONTRACT ISSUANCE, RIDER BENEFITS WILL BE CALCULATED FROM THE RIDER EFFECTIVE DATE NOT THE CONTRACT ISSUE DATE. THE STARTING VALUES FOR DETERMINING YOUR WITHDRAWAL BASE, ANNIVERSARY WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE YOUR CONTRACT VALUE AS OF THE RIDER EFFECTIVE DATE, NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

This rider may not be available in all states or through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or by us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Covered Life when electing this rider is 80.

We look at the age of Contract parties (e.g., Owner, joint Owners, Spouses, Annuitant and/or Beneficiary) when setting rider benefits (such living persons are called a Covered Life and the specific person whose life and age is used to set benefits is called the relevant Covered Life). For instance, when setting your Withdrawal Percentage, the older Covered Life is the relevant Covered Life when selecting the Single Life Option and the younger Covered Life is the relevant Covered Life when selecting the Joint/Spousal Option. We reserve the right to impose designation restrictions such as making sure that your Spouse is a joint Owner when selecting the Joint/Spousal Option.

DOES BUYING THE RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes, buying the rider precludes you from electing the Annual Lock Income Benefit rider.

HOW IS THE CHARGE FOR THE RIDER CALCULATED?

The rider has a current charge and maximum rider charge and both are based on your Withdrawal Base. We will deduct the rider charge on each Quarterly Contract Anniversary on a pro-rated basis from each Sub-Account.

We may increase or decrease the rider charge on a prospective basis on each Contract Anniversary up to the maximum described in the Fee Table. THE RIDER CHARGE MAY INCREASE IRRESPECTIVE OF WHETHER YOU RECEIVE EITHER A STEP UP OR A DEFERRAL BONUS. We will not increase the rider charge by more than 0.50% during any Contract Year. We will provide advance notice of changes to your rider charge. You may decline a rider charge increase in which event your Withdrawal Percentage will be reduced by 1%. For example, if your Withdrawal Percentage would be 5%, but you declined a rider fee increase at some point, your Withdrawal Percentage will be 4%. This declination is irrevocable and no future Daily Lock Income Benefit rider fee changes will apply to you. The Rider Charge may also increase if you elect this rider following Spousal Contract continuation, but only if the Single Life option was elected and the rider terminated upon the death of your Spouse.

If the rider is terminated, or if there is a full Surrender from your Contract, then we will deduct a pro-rated share of the rider charge from your Contract Value based on your Withdrawal Base immediately prior to such termination or full Surrender.

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DOES YOUR BENEFIT BASE CHANGE UNDER THE RIDER?

Yes. The benefit bases used to set Lifetime Annual Payments (Withdrawal Base) and the Deferral Bonus (Deferral Bonus Base) will fluctuate.

- WITHDRAWAL BASE AND ANNIVERSARY WITHDRAWAL BASE

Your initial Withdrawal Base and Anniversary Withdrawal Base are equal to your initial Premium Payment (without deduction of sales charges, if any). Your Withdrawal Base and Anniversary Withdrawal Base will fluctuate based on Step Ups; Deferral Bonuses, or subsequent Premium Payments or Partial Withdrawals

If you are electing this rider after your Contract has been issued, the Withdrawal Base and Anniversary Withdrawal Base will be based on the Contract Value on the date the rider is effective. This may be less than your initial Premium Payment or Contract Value on any day prior to your rider effective date.

On each Valuation Day other than your Contract Anniversary, the Withdrawal Base will be reset to equal the greater of Contract Value (prior to the deduction of the rider charge, but after the deduction of any other charge) as of that day or the Withdrawal Base as of the prior Valuation Day (this event is referred to as your Step Up). On your Contract Anniversary, the Withdrawal Base will be reset to equal the greatest of A, B, or C where:

A =   Withdrawal Base as of the prior Valuation Day.

B = Contract Value prior to the deduction of the rider charge, but after the deduction of any other charge

C = Anniversary Withdrawal Base as of the prior Valuation Day plus any applicable Deferral Bonus during the Deferral Bonus Period.

Your Anniversary Withdrawal Base may be reset each Contract Anniversary to equal the greater of the Withdrawal Base or the Anniversary Withdrawal Base as of the prior Valuation Day. The Anniversary Withdrawal Base includes any applicable Deferral Bonus (the amount added to your Anniversary Withdrawal Base during the Deferral Bonus Period if a Step Up does not occur). We reserve the right to impose a daily Withdrawal Base Cap. We do not currently enforce a daily Withdrawal Base Cap. Your Withdrawal Base and Anniversary Withdrawal Base will not be adjusted to reflect any Step Ups on or after any Owner's or the Covered Life's 90th birthday.

Please refer to Daily Lock Income Benefit Examples 1-3 in Appendix A for an illustration of ways that your Withdrawal Base may increase based on a Step Up or Deferral Bonus.

Subsequent Premium Payments increase your Withdrawal Base, Anniversary Withdrawal Base and Contract Value by the dollar amount of that Premium Payment.

Partial Withdrawals reduce your Withdrawal Base and Anniversary Withdrawal Base in different ways depending on whether they are Excess Withdrawals or not.

- PARTIAL WITHDRAWALS THAT ARE NOT EXCESS WITHDRAWALS will not reduce the Withdrawal Base or Anniversary Withdrawal Base.

- EXCESS WITHDRAWALS will reduce the Withdrawal Base and Anniversary Withdrawal Base on a proportionate basis. If your Contract Value is less than your Withdrawal Base, reductions on a proportionate basis will be greater than if done on a dollar-for-dollar basis.

Partial Withdrawals taken during any Contract Year that cumulatively exceed the Free Withdrawal Amount, but do not exceed Lifetime Annual Payments will be free of any applicable CDSC. Please refer to Daily Lock Income Benefit Example 4 in Appendix A.

Your Withdrawal Base can never be less than $0 or more than $5 million. Any transactions that would otherwise increase the Withdrawal Base outside these limit will not be included for any benefits under the rider.

Please refer to this rider's section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Withdrawal Base can be recalculated following a Covered Life change. Please refer to the section entitled "How is the charge for the rider calculated?" for more information regarding the decrease of your Lifetime Withdrawal Percentage associated with declining rider charge increases.

DEFERRAL BONUS BASE

If you elect this rider when the Contract is issued, your Deferral Bonus Base is equal to your initial Premium Payment and any subsequent Premium Payments made during your first Contract Year (without deduction of sales charges, if any). Thereafter, your Deferral Bonus Base may be reset on each Contract Anniversary to the greater of the Withdrawal Base when a Step Up occurs, or the Deferral Bonus Base during an effective Deferral Bonus Period.

On each Contract Anniversary during the Deferral Bonus Period, we may apply a Deferral Bonus to your Withdrawal Base. You will not receive a Deferral Bonus if your Step Up (as of the date of your Contract Anniversary) is greater than or equal to your Deferral Bonus

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Base multiplied by the Deferral Bonus. The Deferral Bonus for Daily Lock Income Benefit is 6%. The Deferral Bonus will be calculated as a percentage of the Deferral Bonus Base during an effective Deferral Bonus Period.

If you are electing this rider after your Contract has been issued the Deferral Bonus Base is equal to your Contract Value on the date the rider is effective. Contract Value and Premium Payments prior to the election of the rider (as well as those values that would have been used to set the Deferral Bonus Base had this rider been elected upon Contract issuance), will be disregarded.

THE DEFERRAL BONUS PERIOD WILL CEASE UPON THE EARLIER OF THE TENTH CONTRACT ANNIVERSARY FOLLOWING THE RIDER EFFECTIVE DATE OR WHEN YOU TAKE ANY PARTIAL WITHDRAWAL.

During the Deferral Bonus Period, subsequent Premium Payments will increase your Deferral Bonus Base by the dollar amount of the Premium Payment.

Please refer to Daily Lock Income Benefit Example 2 in Appendix A for an illustration of a Deferral Bonus being applied to increase a Withdrawal Base.

Your Deferral Bonus Base can never be less than $0 or more than $5 million. Any activities that would otherwise increase the Deferral Bonus Base above these limits will not be included for any benefits under the rider.

Please refer to the section entitled "What happens if you change ownership?" and "Can your Spouse continue your Lifetime Withdrawal Benefit?" for a discussion regarding how your Deferral Bonus Base can be recalculated following a Covered Life change.

IS THE RIDER DESIGNED TO PAY YOU WITHDRAWAL BENEFITS FOR YOUR LIFETIME?

YES. HOWEVER, WITHDRAWALS TAKEN PRIOR TO THE MINIMUM INCOME AGE (AGE 59 1/2) ARE NOT GUARANTEED TO BE AVAILABLE THROUGHOUT YOUR LIFETIME. SUCH WITHDRAWALS WILL REDUCE (AND MAY EVEN ELIMINATE) THE WITHDRAWAL BASE OTHERWISE AVAILABLE TO ESTABLISH LIFETIME BENEFITS. ADDITIONALLY, IF YOUR CONTRACT VALUE FALLS BELOW THE MINIMUM AMOUNT RULE BEFORE YOU ATTAIN AGE 59 1/2, YOUR LIFETIME ANNUAL PAYMENTS WILL BE REDUCED TO ZERO.

Lifetime Annual Payments are calculated by multiplying your Withdrawal Base by the applicable Withdrawal Percentage. The Lifetime Withdrawal Percentage varies based on the age of the relevant Covered Life and whether or not you've taken your first Partial Withdrawal.

Prior to your first Partial Withdrawal, your Lifetime Annual Payment is set on each Valuation Day and is equal to your applicable Lifetime Withdrawal Percentage multiplied by your then current Withdrawal Base. Thereafter, your Lifetime Annual Payment may reset on any of the following events:

a)   Contract Anniversary;

b)   The Lifetime Withdrawal Percentage changes;

c)   A subsequent Premium Payment;

d)   An Excess Withdrawal; or

e)   A change of Owner, because of Spousal Contract continuation.

The applicable Withdrawal Percentages are as follows:

                                                                  WITHDRAWAL PERCENTAGE
                                                                 ----------------------
                                                                 JOINT/SPOUSAL   SINGLE
                                                       AGE          OPTION       OPTION
                                                 -------------   -------------   ------
                                                   59 1/2 - 64       3.5%         4.0%
                                                     65 - 84         4.5%         5.0%
                                                       85+           5.5%         6.0%

- Except as provided below, the Lifetime Withdrawal Percentage will be based on the age of the relevant Covered Life at the time of the first Partial Withdrawal. If a Partial Withdrawal HAS NOT been taken, your new Lifetime Withdrawal Percentage will be effective on the last birthday that brought the relevant Covered Life into a new Lifetime Withdrawal Percentage age band; or

- If a Partial Withdrawal HAS been taken, the Lifetime Withdrawal Percentage will be locked at the time of the Partial Withdrawal. The Lifetime Withdrawal Percentage may increase based on the current attained age of the Covered Life provided there is a Step Up and a new age band is reached.

IS THE RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

No.

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DOES THE RIDER REPLACE THE STANDARD DEATH BENEFIT?

No.

CAN YOU REVOKE THE RIDER?

No. Please also see "Other Information" at the end of this section for other ways the rider may terminate.

WHAT EFFECT DO PARTIAL WITHDRAWALS OR FULL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Please refer to "Does your benefit base change under the rider?" for the effect of Partial Withdrawals. You may make a full Surrender of your entire Contract at any time. However, you will receive your Contract Value with any applicable charges (and Premium Tax) deducted and not your Withdrawal Base, Deferral Bonus Base and any future Lifetime Annual Payments.

If your Contract Value on any Contract Anniversary is ever reduced below the Minimum Amount Rule (equal to the greater of the Minimum Contract Value described in section 4.c or one Lifetime Annual Payment) as a result of investment performance or deduction of fees and/or charges, or if on any Valuation Day a Partial Withdrawal is taken that reduces your Contract Value below this Minimum Amount Rule, we will no longer accept subsequent Premium Payments. You may then either make a full Surrender and terminate your Contract and your rider, or you may continue the Contract provided the following:

-  You must Transfer your remaining Contract Value to an approved
   Sub-Account(s) and/or Programs within ten business days. Failure to do so will be deemed as your acquiescence to our exercising reserved contractual rights to reallocate these sums to the money market Sub-Account;

-  Lifetime Annual Payments will continue;

-  Step Ups and Deferral Bonuses, if applicable, will no longer apply;

- All other privileges under the rider will terminate and you will no longer be charged a rider fee, Premium Based Charge or Annual Maintenance Fee; and

If any amount greater than a Lifetime Annual Payment is requested, the Contract will be liquidated and the rider will terminate.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

An ownership change which changes the Covered Life will terminate this rider. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed. If the ownership change is a result of Spousal Contract continuation and the Joint/Spousal option was elected, the rider will not terminate. The rider will terminate on Spousal Contract continuation if the Single Life Option was elected. Please see "Can you Spouse continue your Death Benefit?" below for additional information.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR LIFETIME WITHDRAWAL BENEFIT?

-  SINGLE LIFE OPTION:

Generally, yes. This rider terminates upon the death of the Owner. The Spouse may continue the Contract under the "Spouse Beneficiary" provision of the Contract, whereby the Contract Owner's Spouse will become the Contract Owner if the Spouse was named as Beneficiary. The Spouse may either choose to continue the Contract or may elect to be paid a Death Benefit option, if eligible. If the Spouse chooses to continue the Contract, we will increase the Contract Value to the Death Benefit value as of the Valuation Day We receive due proof of death according to the future contribution allocation then in effect. The surviving Spouse becomes the new Owner on the effective Valuation Day of the Spousal Contract continuation. This right may be exercised only once during the term of the Contract. The surviving Spouse may re-elect this rider, subject to the election rules that are then in place.

-  JOINT/SPOUSAL OPTION:

The rider is designed to facilitate the continuation of your rights by your Spouse through the inclusion of a Joint/Spousal Option. If a Covered Life dies and the Contract and the rider are continued as described below, the rider will continue with respect to all benefits at the then current rider charge. The benefits will be reset as follows:

- The Withdrawal Base will be equal to the greater of Contract Value or the Withdrawal Base on the Spousal Contract continuation date;

- The Anniversary Withdrawal Base will be equal to the greater of Contract Value or the Anniversary Withdrawal Base on the Spousal Contract continuation date;

- The Deferral Bonus Base will be equal to the greater of Contract Value or the Deferral Bonus Base on the Spousal Contract continuation date;

- The Deferral Bonus Period, if applicable, will not reset; the Deferral Bonus Period will continue uninterrupted;

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-  The Lifetime Annual Payment will be recalculated; and

- The Lifetime Withdrawal Percentage will remain at the current percentage if Partial Withdrawals have commenced; otherwise the Lifetime Withdrawal Percentage will be based on the attained age of the remaining Covered Life on the Spousal Contract continuation date.

The remaining Covered Life cannot name a new Owner on the Contract. Any new Beneficiary that is added to the Contract will not be taken into consideration as a Covered Life. The rider will terminate upon the death of the remaining Covered Life.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

If you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value, not your Withdrawal Base. If your Contract reaches the Annuity Commencement Date, the Contract Value, not your Withdrawal Base, must be annuitized unless we agree to extend the Annuity Commencement Date, at our discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules.

SINGLE LIFE OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Life. At the death of the Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement, less Premium Tax, minus the sum of all Annuity Payments made.

JOINT/SPOUSAL OPTION:

At the Annuity Commencement Date, the Contract may be annuitized under our standard Annuity Options or as Lifetime Annual Payments With a Cash Refund -- an annuity payable during the lifetime of the Covered Lives. At the death of the second Covered Life, any remaining value will be paid to the Beneficiary. The remaining value equals the Contract Value on the Annuity Commencement Date, less Premium Tax, minus the sum of all Annuity Payments made.

Should your Contract Value go below our Minimum Amount Rule then in effect, Lifetime Annual Payments will continue as described in this section under "What effect do Partial Withdrawals or full Surrenders have on your benefits under the rider?"

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You must invest your Contract Value (including future investments) within an approved asset allocation model(s) and Sub-Account(s) approved and designated by us that correspond with the rider version chosen. This means you will be limited in your choice of Sub-Account investments. This also means you will not be able to allocate your Contract Value to all available investments. Current Investment Restrictions are listed in Appendix D.

We may modify, add, delete, or substitute (to the extent permitted by applicable law), the asset allocation models, Sub-Accounts, portfolio rebalancing requirements, and other Investment Restrictions that apply while the rider is in effect. For instance, we might amend these restrictions if a Sub-Account (i) merges into another Fund, (ii) changes investment objectives,
(iii) closes to further investments and/or (iv) fails to meet acceptable risk parameters. These changes will not be applied with respect to then existing investments. We will give you advance notice of these changes. Please refer to "Other Program considerations" under the section entitled "What other ways can you invest?" in Section 4.a for more information regarding the potential impact of Fund mergers and liquidations with respect to then existing investments within an asset allocation model.

Upon violation of these Investment Restrictions, you will have a five business day window during which you must allocate to approved investments. Except as provided below, failure to comply with any applicable Investment Restriction will result in termination of the rider. If the rider is terminated by us, for violation of applicable Investment Restrictions, we will assess a pro-rated share of the rider charge and will no longer assess a rider charge thereafter. In the event of a conflict between the Investment Restrictions of this rider and those imposed by any guaranteed minimum death benefit rider, the Investment Restrictions of this rider shall prevail.

If the rider is terminated by us due to a failure to comply with these Investment Restrictions, you will have one opportunity to reinstate the rider by reallocating your Contract Value in accordance with then prevailing Investment Restrictions. You will have a five business day reinstatement period to do this. The reinstatement period will begin upon termination of the rider. Your right to reinstate the rider will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a Partial Withdrawal, or make a Covered Life change.

IF APPLICABLE, YOUR WITHDRAWAL BASE AND DEFERRAL BONUS BASE WILL BE RESET AT THE LOWER OF THE CONTRACT VALUE OR THE WITHDRAWAL BASE OR DEFERRAL BONUS BASE RESPECTIVELY, PRIOR TO THE REVOCATION AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRO-RATED RIDER CHARGE ON YOUR QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST QUARTERLY CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

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We may require that you comply with then prevailing Investment Restrictions upon Spousal Contract continuation or permissible Covered Life changes. Investment in any asset allocation model and certain Funds could mitigate losses but also hamper potential gains. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce the returns on investments and mitigate our guarantee obligations under the Contract.

It may be presumed that investment in any of the approved asset allocation model(s) and Sub-Account(s) could mitigate losses but also hamper potential gains. The approved asset allocation model(s) and Sub-Account(s) provide very different potential risk/reward characteristics. Other investment options that are available if Investment Restrictions did not apply may offer the potential for higher returns. We are not responsible for lost investment opportunities associated with the implementation and enforcement of these Investment Restrictions. These Investment Restrictions may limit your Contract Value and benefits. Before you elect an optional benefit that is subject to Investment Restrictions, you and your Financial Intermediary should carefully consider whether the investment options available under the Investment Restrictions meet your investment objectives and risk tolerance.


Investment Restrictions may reduce the overall volatility in investment performance. Such reduced volatility may reduce returns on investments and mitigate our guarantee obligations under the Contract. Investment Restrictions do not guarantee reduced volatility. We will periodically rebalance your investments within asset allocation models as described in Appendix D.


ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We require prior approval of subsequent Premium Payments after the first Contract Anniversary after the rider effective date. We do not currently enforce the right to approve subsequent Premium Payments, except where a subsequent Premium Payment would result in your total Premium Payments equaling or exceeding $1 million. In the future, we may expand the circumstances under which we require prior approval of subsequent Premium Payments. There are a variety of factors that could influence our decision to prohibit or restrict subsequent Premium Payments, for example, we could do so in the event of a market disturbance. Any action we take with respect to subsequent Premium Payment restriction or approval will be done on a non-discriminatory basis. We will not accept Premium Payments after the Annuity Commencement Date. A limitation on subsequent Premium Payments means that you would not be able to increase your Lifetime Annual Payments by making additional deposits into the Contract.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- IF YOU ARE ELECTING THIS RIDER AFTER YOUR CONTRACT HAS BEEN ISSUED, THE STARTING VALUES FOR ALL BENEFITS WILL BE THE CONTRACT VALUE ON THE RIDER EFFECTIVE DATE AND NOT YOUR INITIAL PREMIUM PAYMENT OR ANY OTHER PRIOR VALUES.

- We reserve the right to impose a daily Withdrawal Base Cap for new sales only. We do not currently enforce a daily Withdrawal Base Cap.


- Your participation in the Personal Protection Portfolio models end when the Daily Lock Income Benefit rider terminates. You must provide us with re-allocation instructions at that time. We will contact you and your Financial Intermediary in writing and/or via telephone to seek instructions to re-allocate your Contract Value outside of the Personal Protection Portfolio.


- If your Contract Value falls below the Minimum Amount Rule before the relevant Covered Life attains age 59 1/2, your Lifetime Annual Payments will be reduced to zero.

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or violation of Investment Restrictions. If we terminate the rider, it cannot be re-elected by you.

- The Fixed Account is not available if you have elected Daily Lock Income Benefit.

- Annuitizing your Contract, whether voluntary or not, will impact and possibly eliminate this benefit.

- Even though the rider is designed to provide living benefits, you should not assume that you will necessarily receive payments for life if you have violated any of the terms of the rider or if you commence taking Partial Withdrawals prior to your Minimum Income Age. Partial Withdrawals taken prior to the Minimum Income Age are not guaranteed to be available throughout your lifetime. Such Partial Withdrawals will reduce (and may even eliminate) the Withdrawal Base otherwise available to establish lifetime benefits.

- This rider may not be appropriate for you if you are interested in maximizing the Contract's potential for long-term accumulation rather than taking current withdrawals and ensuring a stream of income.

- The determination of the relevant Covered Life is established by us and is critical to the determination of many important benefits such as the Lifetime Withdrawal Percentage used to set Lifetime Annual Payments.

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-  We may withdraw the rider for new Contract sales at any time.

- Any Excess Withdrawal will trigger a proportionate reduction in your benefit.

- Partial Withdrawals made pursuant to a Systematic Withdrawal Program may violate this rider if made during the reinstatement period following a violation of Investment Restrictions under this rider.

- When the Single Life Option is chosen, Spouses may find continuation of the rider to be unavailable or unattractive after the death of the Owner. Continuation of the benefits available in the optional rider is dependent upon its availability at the time of death of the first Covered Life.

- Not all Annuity Payout Options will provide a stream of income for your lifetime and payments may be less than Lifetime Annual Payments. The amount and duration of an annuity payout will depend on the Annuity Payout Option you elect. You should carefully review the Annuity Payout Options available when making your annuitization election.

- The fee for the rider may change at every Contract Anniversary. Please carefully review the maximum fee disclosed in Section 2. Fee Summary.

- WE DO NOT AUTOMATICALLY INCREASE PAYMENTS UNDER THE SYSTEMATIC WITHDRAWAL PROGRAM IF YOUR LIFETIME ANNUAL PAYMENT INCREASES. IF YOU ARE ENROLLED IN OUR SYSTEMATIC WITHDRAWAL PROGRAM TO MAKE LIFETIME ANNUAL PAYMENTS AND YOUR ELIGIBLE LIFETIME ANNUAL PAYMENT INCREASES, YOU NEED TO REQUEST AN INCREASE IN YOUR SYSTEMATIC WITHDRAWAL PROGRAM. WE WILL NOT INDIVIDUALLY NOTIFY YOU OF THIS PRIVILEGE.

- We will share data regarding your Contract with our affiliates or designees to help us manage our guarantee obligations under this rider.

- The purchase of the rider may not be appropriate for custodial owned Contracts, Beneficiary or inherited IRAs or Contracts owned by certain types of non-natural entities, including Charitable Trusts. Because these types of owners and many non-natural entities may be required to make certain periodic distributions and those amounts may be different than the withdrawal limits permitted under the rider, you should discuss this with your tax advisor or investment professional to determine the appropriateness of this benefit. We are not responsible for violations to riders due to your obligation to comply with RMD obligations.

- Daily Lock Income Benefit is referred to as Enhanced Guaranteed Lifetime Withdrawal Benefit Rider in your Contract.

- You should consult with your investment professional for assistance in determining whether these Investment Restrictions are suited for your financial needs and risk tolerance.

- ANY PAYMENT OBLIGATION WE MAKE UNDER THE CONTRACT, INCLUDING OPTIONAL WITHDRAWAL BENEFIT PAYMENTS, IS SUBJECT TO OUR FINANCIAL STRENGTH AND CLAIMS-PAYING ABILITY AND OUR LONG-TERM ABILITY TO MAKE SUCH PAYMENTS.


7. ADDITIONAL INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT:  Any of the Sub-Accounts or the Fixed Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ANNIVERSARY WITHDRAWAL BASE: The value on any Contract Anniversary during the Deferral Bonus Period used to determine if a reset to the Withdrawal Base will occur.


ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUITANT:  The person on whose life Annuity Payouts are based.

ANNUITY CALCULATION DATE:  The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

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ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Owner or Annuitant.

ANNUITY SERVICE CENTER: Correspondence, service or transaction requests, and inquiries to P.O. Box 758507 Topeka, Kansas, 66675-8507 or via fax 785-286-6104. PLEASE NOTE: Premium payments must be sent to P.O. Box 758502, Topeka, Kansas, 66675-8502. The overnight mailing address is Mail Zone 507, 5801 SW 6th Avenue, Topeka, Kansas 66636 and should only be used for mail delivered via a courier.

BASE RETURN OF PREMIUM: Premium Payments adjusted for Partial Withdrawals. In the case of an optional rider elected after the Contract is issued, Base Return of Premium equals Contract Value on the rider effective date, plus subsequent Premium Payments, adjusted for Partial Withdrawals.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Owner.

CODE:  The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during guaranteed Annuity Payouts. This amount is calculated using the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full Surrender or Partial Withdrawal.

CONTRACT:  The individual Annuity Contract and any endorsements or riders.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Sub-Account and the Fixed Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

COVERED LIFE: The governing life or lives used for determining the lifetime withdrawal feature under Annual Lock Income Benefit and Daily Lock Income Benefit guaranteed lifetime withdrawal benefit riders.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Owner or joint Owner, or Annuitant in the case of a non-natural Owner, dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or an optional Death Benefit.

DEFERRAL BONUS: The amount added to your Anniversary Withdrawal Base on each Contract Anniversary while the Deferral Bonus Period is in effect, provided that a Step Up does not occur on such Contract Anniversary.

DEFERRAL BONUS PERIOD: The Deferral Bonus Period commences on the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract and Deferral Bonus Period ends when the first of the following events occur: (a) tenth Contract Anniversary from the date that either Annual Lock Income Benefit or Daily Lock Income Benefit has been added to your Contract, or (b) the Valuation Day that you take your first Partial Withdrawal (including your first Lifetime Annual Payment). Once the Deferral Bonus Period ends, it cannot be re-started.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers into Funds.

ENHANCED RETURN OF PREMIUM: One of two components used to determine the Legacy Lock Death Benefit that provides a Death Benefit amount that will not be reduced by Lifetime Annual Payments.

EXCESS WITHDRAWALS: The portion of any Partial Withdrawal which, on a cumulative basis with all other Partial Withdrawals in a Contract Year, exceeds the Lifetime Annual Payment. Any Partial Withdrawal taken prior to the Minimum Income Age is considered an Excess Withdrawal. Any Partial Withdrawal taken from a Contract that does not have a Lifetime Annual Payment associated with it is considered an Excess Withdrawal. If Daily Lock Income Benefit or Annual Lock Income Benefit has been elected, any Partial Withdrawal taken to satisfy the Required Minimum Distribution (RMD) requirements for either one of the calendar years in which the Contract Year occurs related to this Contract imposed by federal law will not be considered an Excess Withdrawal.

FINANCIAL INTERMEDIARY: The investment professional through whom you purchase your Contract.

FIXED ACCOUNT: Part of our General Account, where you may allocate all or a portion of your Contract Value. Not all classes of Contracts we offer contain a Fixed Account. The Fixed Account includes the DCA Plus Fixed Account.

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FREE WITHDRAWAL AMOUNT (FWA): The amount you may Surrender each Contract Year without incurring a CDSC.

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select Sub-Accounts.

GENERAL ACCOUNT: The General Account includes our Company assets, including any money you may have invested in the Fixed Account, if available.

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a period certain) specified in Annuity Payout Options Three, Five and Six.

IN GOOD ORDER: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Annuity Service Center or via telephone, facsimile or through an internet transaction. Generally, our request for documentation will be considered in good order when we receive all of the requisite information, on the form required by us.

INVESTMENT RESTRICTIONS: The approved asset allocation model(s), Sub-Account(s), and the Fixed Account we may require you to invest in if you elect an optional benefit. Please refer to "Are there restrictions on how you must invest?" under each optional benefit in Sections 5 and 6.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

LIFETIME ANNUAL PAYMENT: The maximum guaranteed amount that can be withdrawn each Contract Year under Annual Lock Income Benefit and Daily Lock Income Benefit.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, whichever first occurs, adjusted for any Premium Payments and Partial Withdrawals occurring after such Contract Anniversary.

MAXIMUM DAILY VALUE: The highest attained Contract Value prior to the first to occur of the date of death or the oldest Owner's, or Annuitant's in the case of a non-natural Owner, 81st birthday, and adjusted for any Premium Payments and any Partial Withdrawals.

MINIMUM AMOUNT RULE: The greater of Minimum Contract Value or one Lifetime Annual Payment, if applicable.

MINIMUM CONTRACT VALUE: The minimum value your Contract can reach before we have the right to liquidate it. The Minimum Contract Value for your Contract is set forth in your Contract.

MINIMUM INCOME AGE: The Valuation Day when the Covered Life has an attained age of 59 1/2

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next.

1933 ACT:  The Securities Act of 1933, as amended.

1934 ACT:  The Securities Exchange Act of 1934, as amended.

1940 ACT:  The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE:  The person or party you designate to receive Annuity Payouts.

PARTIAL WITHDRAWAL: Any withdrawal of a portion of Your Contract Value. May be subject to charges, if applicable.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Sub-Accounts and your Fixed Account.

QUARTERLY CONTRACT ANNIVERSARY: Each successive three-month anniversary of the Issue Date of the Contract. If the Quarterly Contract Anniversary falls on a Non-Valuation Day, then the Quarterly Contract Anniversary will be the next Valuation Day.

REMAINING GROSS PREMIUM: Equals the Premium Payments adjusted by Partial Withdrawals. During the CDSC period, Premium Payments will be adjusted for Partial Withdrawals in excess of the FWA; after the CDSC period, Premium Payments will be adjusted for all Partial Withdrawals.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that individuals age 70 1/2 and older generally must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must generally begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SPOUSE:  A person related to a Owner by marriage pursuant to the Code.

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STEP UPS: A potential increase to your Withdrawal Base prior to the deduction of rider charges based on market performance subject to the applicable Withdrawal Base Cap, if any.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your Sub-Account.

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER:  A complete withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges and Premium Tax (subject to rounding).

TOTAL REMAINING GROSS PREMIUMS (TOTAL RGP):  Cumulative Remaining Gross
Premium.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The New York Stock Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

WE, US OR OUR:  Forethought Life Insurance Company.

WITHDRAWAL BASE: The amount used to determine the Lifetime Annual Payment and rider charge under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL BASE CAP: The maximum percentage the Withdrawal Base may be increased due to a Step Up or a Deferral Bonus under Annual Lock Income Benefit or Daily Lock Income Benefit.

WITHDRAWAL PERCENTAGE: The percentage of your Withdrawal Base that you may withdraw each Contract Year in the form of a Lifetime Annual Payment.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ARIZONA, ARKANSAS, DELAWARE, DISTRICT OF COLUMBIA, MONTANA, NORTH DAKOTA

- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CALIFORNIA

- Right to Examine and Return this Contract provision. If for any reason you are not satisfied, you may cancel the Contract by returning it within 30 days after you receive it. During the 30-day period, your money will be placed in a fixed account or money-market fund, unless you direct that the Premium be invested in a stock or bond portfolio underlying the policy during the 30-day period. If you do not direct that the Premium be invested in a stock or bond portfolio, and if you return the policy within the 30-day period, you will be entitled to a refund of the Premium and any policy fee paid. If you direct that the Premium be invested in a stock or bond portfolio during the 30-day period, and if you return the policy during that period, you will be entitled to a refund of the Contract Value on the date of Surrender, plus any fees and charges deducted from the Premiums or imposed under such Contract.

- The Annuitant may not be changed at any time if the Owner is a non-natural person, unless the non-natural person is a transferee of a natural person.

- A change in Covered Life will not terminate an Optional Living Benefit rider.

- A change in Contract Owner will not terminate an Optional Death Benefit rider.

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- The contract maturity date is based on the Owner's age (or Annuitant's age for a non-natural Owner) in effect on the issue date of the Contract.

- The CDSC, known as Surrender Charge in California, will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

CONNECTICUT

- Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied with your purchase, you may cancel your Contract by returning it within 10 days after you receive it. A written request for cancellation must accompany the Contract In such an event, we will pay you the Contract Value on the date of surrender, plus any fees and charges deducted from the premiums or imposed under such Contract. If you request cancellation before you receive the Contract, any premium paid will be refunded in full. In such case, we will notify you of your right to receive the Surrender Value in lieu of the premium payment in the event that the Surrender Value would provide an amount greater than the premium payment. If you choose to Surrender rather than exercise your right to free-look your Contract, any earnings may be subject to taxation, and, if you are under age 59 1/2, a penalty tax may apply. You should consult with a qualified tax advisor to discuss your options.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility on the issue date of the Contract.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

FLORIDA

- Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of surrender, plus any fees and charges deducted from the premiums or imposed under such Contract.

- If you were age 65 or older on the Contract Issue Date, the CDSC will be capped at 10% of the amount withdrawn. However, the cap does not apply to persons whose net worth or joint net worth with his or her spouse at the time of purchase exceeds $1 million; or the person had an individual income in excess of $200,000 in each of the two most recent years, or joint income with his or her spouse in excess of $300,000 in each of those years, and has a reasonable expectation of reaching the same income level in the current year.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

SOUTH DAKOTA

- Right to Examine and Return this Contract provision of your Contract. If for any reason you are not satisfied, you may cancel your Contract by returning it within 30 days after you receive it. A written request for cancellation must accompany the Contract. In such an event, we will pay you the Contract Value on the date of surrender, plus any fees and charges deducted from the premiums or imposed under such Contract.

- The CDSC will not be waived for Surrenders if you are a patient in a certified long-term care facility or other eligible facility.

-  The Minimum Contract Value may be increased after the Contract is issued.

- The default annuitization option is Annuity Payout Option 1 -- Life Annuity with Cash Refund.

C. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. We are subject to various legal proceedings and claims incidental to or arising in the ordinary course of our business. In the future, we may be subject to additional lawsuits, arbitration proceedings and/or regulatory/legal proceedings. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of our known legal proceedings or claims to result in a material adverse effect on the Company or its Separate Account. Nonetheless, given the indeterminate amounts sought in certain of these proceedings, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows.

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D. HOW CONTRACTS ARE SOLD


We have entered into a distribution agreement with our affiliate Global Atlantic Distributors, LLC under which serves as the principal underwriter for the Contracts, which are offered on a continuous basis. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of Global Atlantic Distributors, LLC is 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089. Global Atlantic Distributors, LLC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (Financial Intermediaries) for the sale of the Contracts. We pay compensation to Global Atlantic Distributors, LLC for sales of the Contracts by Financial Intermediaries. Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2017. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are investment professionals of Financial Intermediaries.


We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under Commissions). Certain selected Financial Intermediaries also receive additional compensation (described below under Additional Payments). All or a portion of the payments we make to Financial Intermediaries may be passed on to investment professionals according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called wholesalers in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

-  COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7.5% of each Premium Payment. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your investment professional's compensation. Under certain circumstances, your investment professional may be required to return all or a portion of the commissions paid.

Check with your investment professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your investment professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your investment professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your investment professional's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-  ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to, among other things, encourage the sale of this Contract. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.


ADDITIONAL
PAYMENT TYPE                                                          WHAT IT'S USED FOR
------------------------------------------------------------------------------------------------------------------------------------
Access                   Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler vis-
                         its or attendance at national sales meetings or similar events.

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Gifts & Entertainment    Occasional meals and entertainment, tickets to sporting events and other gifts.

------------------------------------------------------------------------------------------------------------------------------------
Marketing                Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                         Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel Awards, merchandise and recognition; client generation expenses.

------------------------------------------------------------------------------------------------------------------------------------
Marketing Expense        Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances

------------------------------------------------------------------------------------------------------------------------------------
Support                  Sales support through such things as providing hardware and software, operational and systems inte-
                         gration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).

------------------------------------------------------------------------------------------------------------------------------------

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ADDITIONAL
PAYMENT TYPE                                                        WHAT IT'S USED FOR
-----------------------------------------------------------------------------------------------------------------------------------
Training               Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

-----------------------------------------------------------------------------------------------------------------------------------
Visibility             Inclusion of our products on a Financial Intermediary's preferred list; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

-----------------------------------------------------------------------------------------------------------------------------------
Volume                 Pay for the overall volume of their sales or the amount of money investing in our products.

-----------------------------------------------------------------------------------------------------------------------------------


As of December 31, 2017, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our suite of variable annuities: BBVA Compass Investment Solutions, Inc.; Cambridge Investment Research, Inc.; Capital Investment Group; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Citizens Securities, Inc.; Corecap Investments, Inc.; ELE Wealth Advisors, Inc.; First Allied Holdings, Inc.; First Heartland Capital, Inc.; FSC Securities Corporation; Geneos Wealth Management, Inc.; Girard Securities, Inc.; Infinex Financial Group; Investacorp, Inc.; Investment Professionals, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; Janney Montgomery Scott LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Lincoln Financial Advisors Corporation; Lincoln Financial Securities Corporation; LPL Financial LLC; Morgan Stanley Smith Barney, LLC; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Securities America, Inc.; Securities Service Network, Inc.; Summit Brokerage Services, Inc.; TFS Securities, Inc.; The Huntington Investment Company; The Producers Choice, LLC; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; UBS Financial Services Insurance Agency Inc.; Union Bank of CA; U. S. Bancorp Investments, Inc.; VOYA Financial Advisors, Inc.; and Woodbury Financial Services, Inc.



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



For the fiscal year ended December 31, 2017, Additional Payments did not in the aggregate exceed approximately $5,952,500 (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.08% of average total individual variable annuity assets. Financial Intermediaries that received Additional Payments in 2017, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


No specific charge is assessed directly to Owners to cover commissions, Additional Payments or Marketing Expense Allowances described above. We do intend to recoup the sales expenses and incentives we pay, however, through fees and charges deducted under the Contract and other revenue sharing arrangements.

E. DELAY OF PAYMENT AND TRANSFERS

If, pursuant to SEC rules, the Invesco V.I. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of such Fund, we will delay payment of any transfer, Partial Withdrawal, full Surrender, or Death Benefit from the Invesco V.I. Government Money Market Fund until the Fund is liquidated.

If you have submitted a check or draft, we have the right to defer payment of Partial Withdrawals, full Surrenders, Death Benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, Partial Withdrawals, full Surrenders, or death benefit proceeds from the Fixed Account for up to six months.

In addition, federal laws designed to counter terrorism and prevent money laundering by criminals might require us to reject a Premium Payment and/or "freeze" an Owner's account. If these laws apply in a particular situation, we would not be able to pay any request for Partial Withdrawals, full Surrenders, or Death Benefits, make transfers or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your Contract to government agencies or departments.


8. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or

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estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1. NON-NATURAL PERSONS AS OWNERS
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However,

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such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2. OTHER OWNERS (NATURAL PERSONS).
A Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

        A.   AMOUNTS RECEIVED AS AN ANNUITY

Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start ("amounts received as an annuity") are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable "investment in the contract" to the total amount of the payments to be made after the start of the payments (the "exclusion ratio") under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract." The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity
Payouts).

    i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.

    ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract". It is unclear what value should be used in determining the "income on the contract." We believe that the "income on the contract" does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the "income on the contract".

    iii. Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.

        B.   AMOUNTS NOT RECEIVED AS AN ANNUITY

    i. To the extent that the "cash value" of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

    ii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or Partial Withdrawal), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract," and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

    iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the

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        remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).

    iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.

    v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

    vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.

        C.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

        D. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

    i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

    ii. The 10% penalty tax will not apply to the following distributions:

        1. Distributions made on or after the date the taxpayer has attained the age of 59 1/2.

        2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

        3.   Distributions attributable to a taxpayer becoming disabled.

        4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer (or the joint lives or life expectancies of the taxpayer and the taxpayer's designated Beneficiary).

        5. Distributions made under certain annuities issued in connection with structured settlement agreements.

        6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

        7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

        E. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such

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amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

        F.   REQUIRED DISTRIBUTIONS

    i.  Death of Owner or Primary Annuitant

        Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

        1. If any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

        2. If any Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

        3. If the Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Owner, and any change in the primary annuitant shall be treated as the death of the Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

    ii. Alternative Election to Satisfy Distribution Requirements

        If any portion of the interest of a Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Owner's death.

    iii. Spouse Beneficiary

        If any portion of the interest of a Owner is payable to or for the benefit of his or her Spouse, and the Annuitant is living, such Spouse shall be treated as the Owner of such portion for purposes of section
        i. above. This Spousal Contract continuation shall apply only once for this Contract.

        G.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

        H.   PARTIAL EXCHANGES.

The IRS, in Rev. Rul. 2003-76, confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange").

The IRS issued additional guidance, Rev. Proc. 2011-38, that addresses partial exchanges. Rev. Proc. 2011-38 modifies and supersedes Rev. Proc. 2008-24 and applies to the direct transfer of a portion of the cash surrender value of an existing annuity contract for a second annuity contract, regardless of whether the two annuity contracts are issued by the same or different companies and is effective for transfers that are completed on or after October 24, 2011. The Rev. Proc. does not apply to transactions to which the rules for partial annuitization under Code Section 72(a)(2) apply.

Under Rev. Proc. 2011-38, a transfer within the scope of the Rev. Proc. will be treated as a tax-free exchange under Section 1035 if no amount, other than an amount received as an annuity for a period of 10 years or more or during one or more lives, is received under either the original contract or the new contract during the 180 days beginning on the date of the transfer (in the case of a new contract, the date the contract is placed in-force). A subsequent direct transfer of all or a portion of either contract is not taken into account for purposes of this characterization if the subsequent transfer qualifies (or is intended to qualify) as a tax-free exchange under Code Section 1035.

If a transfer falls within the scope of the Rev. Proc. but is not described above (for example -- if a distribution is made from either contract within the 180 day period), the transfer will be characterized in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. The IRS will not require aggregation (under Code Section 72(e)(12)) of an original, pre-existing contract with a second contract that is the subject of a tax-free exchange, even if both contracts are issued by the same insurance company, but will instead treat the contracts as separate annuity contracts. The applicability of the IRS's partial exchange guidance to the splitting of an

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annuity contract is not clear. You should consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange or split of annuity contracts.

    3.  DIVERSIFICATION REQUIREMENTS.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the Owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-  no more than 70% is represented by any two investments,

-  no more than 80% is represented by any three investments and

-  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the Owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Owners with premiums allocated to affected Funds.

    4.  TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the Owner, for tax purposes. The IRS has stated in published rulings that a variable Owner will be considered the "owner" of separate account assets for income tax purposes if the Owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable Owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable Owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which Owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the Owner (and not by the insurer) for tax purposes, as if such Owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable Owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a Owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable Owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:

   1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

   2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

F. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Owner's estate for federal estate tax purposes. Similarly, prior to the Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Owner or (2) a grandchild (or more remote further descendent) of a Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code
Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Owner's lifetime generally is treated as producing an amount received by such Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Owner's gross income, this same income amount could produce a corresponding increase in such Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

G. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

H. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity policies will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

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INFORMATION REGARDING IRAS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by IRAs. State income tax rules applicable to IRAs may differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

1.  INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code
Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.   SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

SIMPLE IRAs permit certain small employers to establish SIMPLE plans as provided by Code Section 408(p), under which employees may elect to defer to a SIMPLE IRA a specified percentage of compensation. The sponsoring employer is required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRAs are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10 percent penalty tax, which is increased to 25.

    d.   ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional

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IRA restrictions, and certain RMD rules on the death of the Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

5.  TAXATION OF AMOUNTS RECEIVED FROM IRAS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code
Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6.  PENALTY TAXES FOR IRAS

Unlike Non-Qualified Contracts, IRAs are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs").

    a.  PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

   (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

   (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

   (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

   (iv) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

   (v) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

   (vi) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

   (vii) made an account of an IRS levy on the Qualified Plan under Code
         Section 72(t)(2)(A)(vii); or

   (viii) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

   In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

   (ix) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

68


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   (x) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

   (xi) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both
(a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

    b.   RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in an IRA generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2, or

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --

   (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

   (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the Contract Value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's Contract Value, such Contract Value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under an IRA may require the RMD amount for such IRA to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7.  TAX WITHHOLDING FOR IRAS

Distributions from an IRA generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from an IRA the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8.  ROLLOVER DISTRIBUTIONS

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a

69


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NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and (6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
--------------------------------------------------------------------------------

     The Company
--------------------------------------------------------------------------------

     Safekeeping of Assets
--------------------------------------------------------------------------------

     Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------

     Experts
--------------------------------------------------------------------------------

     Non-Participating
--------------------------------------------------------------------------------

     Misstatement of Age or Sex
--------------------------------------------------------------------------------

     Principal Underwriter
--------------------------------------------------------------------------------

     Additional Payments to Financial Intermediaries
--------------------------------------------------------------------------------

PERFORMANCE RELATED INFORMATION
--------------------------------------------------------------------------------

     Total Return for all Sub-Accounts
--------------------------------------------------------------------------------

     Yield for Sub-Accounts
--------------------------------------------------------------------------------

     Money Market Sub-Accounts
--------------------------------------------------------------------------------

     Additional Materials
--------------------------------------------------------------------------------

     Performance Comparisons
--------------------------------------------------------------------------------

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

APP A-1


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APPENDIX A -- EXAMPLES

TABLE OF CONTENTS

                                                                                                                         PAGE
-----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE EXAMPLES                                                                             APP A-2
-----------------------------------------------------------------------------------------------------------------------------
PREMIUM BASED CHARGE EXAMPLES                                                                                         APP A-7
-----------------------------------------------------------------------------------------------------------------------------
RETURN OF PREMIUM EXAMPLE                                                                                             APP A-8
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM ANNIVERSARY VALUE EXAMPLES                                                                                    APP A-8
-----------------------------------------------------------------------------------------------------------------------------
LEGACY LOCK EXAMPLE                                                                                                  APP A-10
-----------------------------------------------------------------------------------------------------------------------------
MAXIMUM DAILY VALUE EXAMPLES                                                                                         APP A-11
-----------------------------------------------------------------------------------------------------------------------------
ANNUAL LOCK INCOME BENEFIT EXAMPLE                                                                                   APP A-12
-----------------------------------------------------------------------------------------------------------------------------
DAILY LOCK INCOME BENEFIT EXAMPLES                                                                                   APP A-13
-----------------------------------------------------------------------------------------------------------------------------

APP A-2


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CONTINGENT DEFERRED SALES CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

All CDSC Examples reflect gross withdrawals that deduct the CDSC and the Premium Based Charge from the amount of the Partial Withdrawals requested.

EXAMPLE 1: ILLUSTRATES A PARTIAL WITHDRAWAL THAT IS EQUAL TO THE FREE WITHDRAWAL AMOUNT (FWA) IN A DOWN MARKET. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount withdrawn is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $85,000

      -  FWA is $0

EXAMPLE 2: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN A DOWN MARKET AND IMPACTS TO SUBSEQUENT FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values immediately prior to the first Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $90,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the Partial Withdrawal:

      -  Premiums subject to CDSC are $100,000

      -  Remaining Gross Premiums are $100,000

APP A-3


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      -  Contract Value is $85,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL WITHDRAWAL DURING THE SAME CONTRACT YEAR EQUALS $5,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values immediately prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $75,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $5,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,667 ($100,000 x [$5,000/$75,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 7.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $500 [7.5% x $6,667].

STEP 6: We deduct the CDSC of $500 from the excess amount $5,000. The amount paid to you is $4,500.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333 ($100,000 - $6,667)

      -  Contract Value is $70,000

      -  FWA is $0

NEXT, ASSUME THAT A THIRD PARTIAL WITHDRAWAL IS TAKEN DURING CONTRACT YEAR 3 FOR AN AMOUNT EQUAL TO $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $93,333

      -  Contract Value is $78,000

      -  Earnings are $0

      -  FWA is $5,000

APP A-4


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STEP 3: We deduct the available FWA of $5,000; the remaining $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $12,785 ($93,333 x [$10,000/$73,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $831 [6.5% x $12,785].

STEP 6: We deduct the CDSC of $831 from the excess amount $10,000, and combine this with your FWA of $5,000. The amount paid to you is $14,169.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $80,548 ($93,333 - $12,785)

      -  Contract Value is $63,000

      -  FWA is $0

EXAMPLE 3: ILLUSTRATES A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE FWA AND IMPACTS TO FUTURE FWA CALCULATIONS. ASSUME A PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

      Values prior to the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $110,000

      -  Earnings are $10,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $10,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 2: As the amount Surrendered is equal to the FWA, there are no CDSC incurred on the transaction. Also, there is no adjustment to Remaining Gross Premiums. The FWA has been exhausted for the duration of the Contract Year. There are no additional steps.

      Values after the first Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premium is $100,000

      -  Contract Value is $100,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 1 FOR $10,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

APP A-5


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STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value is $100,000

      -  Earnings are $0

      -  FWA is $0

STEP 3: As the FWA is $0; the entire $10,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $10,000 ($100,000 x [$10,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 8.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $850 [8.5% x $10,000].

STEP 6: We deduct the CDSC of $850 from the excess amount $10,000. The amount paid to you is $9,150.

      Values after the second Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000 ($100,000 - $10,000)

      -  Contract Value is $90,000

      -  FWA is $0

NEXT, ASSUME AN ADDITIONAL PARTIAL WITHDRAWAL IS TAKEN IN CONTRACT YEAR 3 FOR $15,000. THE CONTRACT VALUE HAS CHANGED DUE TO MARKET FLUCTUATION, BUT NO OTHER TRANSACTIONS HAVE OCCURRED.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the transaction is in excess of the FWA.

      Values prior to the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $90,000

      -  Contract Value is $99,000

      -  Earnings are $9,000

      -  FWA is $9,000

STEP 3: We deduct the available FWA of $9,000; the remaining $6,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $6,000 ($90,000 x [$6,000/$90,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

APP A-6


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STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $390 [6.5% x $6,000].

STEP 6: We deduct the CDSC of $390 from the excess amount $6,000, and combine this with your FWA of $9,000. The amount paid to you is $14,610.

      Values after the third Partial Withdrawal:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $84,000 ($90,000 - $6,000)

      -  Contract Value is $84,000

      -  FWA is $0

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUMS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUMS WERE MADE FOR $100,000 EACH INVESTED IN THE SUB-ACCOUNTS. THE FIRST WAS APPLIED AT THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

STEP 1: Your initial Premium of $100,000 is available without a CDSC.

      Values prior to the full Surrender:

      -  Premiums are $200,000

      -  Remaining Gross Premiums is $200,000

           -  Remaining Gross Premium subject to CDSC is $100,000

      -  Contract Value just prior to the full Surrender is $300,000

      -  Earnings are $100,000

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $100,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings.

STEP 2: The full Surrender is in excess of the sum of the FWA of $100,000 plus the amount determined in Step 1 of $100,000.

STEP 3: We deduct the available FWA; the remaining $100,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$100,000/$100,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 3.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $3,500 [3.5% x $100,000].

STEP 6: We deduct the CDSC of $3,500 from the excess amount $100,000, and combine this with your FWA of $200,000. The amount paid to you is $296,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

APP A-7


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EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET. ASSUME $100,000 IS INVESTED IN THE SUB-ACCOUNTS, AND A FULL SURRENDER OCCURS IN CONTRACT YEAR 3.

STEP 1 DOES NOT APPLY because Premiums have not been invested for longer than the applicable CDSC as referenced in the CDSC section of the prospectus.

STEP 2: Determines that the full Surrender is in excess of the FWA.

      Values prior to the full Surrender:

      -  Premiums are $100,000

      -  Remaining Gross Premiums are $100,000

      -  Contract Value just prior to the full Surrender is $50,000

      -  Earnings are $0

           - Your earnings are the greater of (1) Contract Value - Remaining Gross Premiums, or (2) $0

      -  FWA is $5,000

           - Your FWA is the greater of (1) 5% of total Premiums subject to CDSC, or (2) earnings

STEP 3: We deduct the available FWA of $5,000; the remaining $45,000 is in excess of the FWA.

STEP 4: We determine the amount that is subject to CDSC by applying a proportional factor to the Remaining Gross Premiums.

      The factor is derived as [A/B]:

      A = The amount in Step 3

      B = Contract Value immediately prior to the withdrawal - FWA

      The amount subject to CDSC is $100,000 ($100,000 x [$45,000/$45,000])

      Your Remaining Gross Premiums are adjusted dollar-for-dollar for the amount subject to CDSC.

STEP 5: The applicable CDSC is 6.5%. We apply this to the amount subject to CDSC as determined in Step 4, and the resulting CDSC incurred is $6,500 [6.5% x $100,000].

STEP 6: We deduct the CDSC of $6,500 from the excess amount $45,000, and combine this with your FWA of $5,000. The amount paid to you is $43,500.

      Values after the full Surrender:

      -  Contract Value is $0

      The Contract is terminated.

PREMIUM BASED CHARGE EXAMPLES (CLASS B AND CLASS L SHARES)

EXAMPLE 1: ASSUME THAT YOUR INITIAL PREMIUM IS $100,000. NO WITHDRAWALS OCCUR DURING CONTRACT YEAR 1. ON DAY 70 OF CONTRACT YEAR 2 YOU MAKE A PARTIAL WITHDRAWAL IN EXCESS OF THE FWA BY $5,000.

      Upon each Quarterly Contract Anniversary, your annual Premium Based Charge is calculated solely on the Remaining Gross Premium. As there were no Partial Withdrawals during Contract Year 1, the amount deducted from your Contract Value is $125 [($100,000 x 0.50%)/4] upon each Quarterly Contract Anniversary.

      Upon the Partial Withdrawal in Contract Year 2, the Remaining Gross Premium subject to Premium Based Charge is determined to be $5,000. The Premium Based Charge is NOT deducted at the time of the Partial Withdrawal. The Remaining Gross Premium after the Partial Withdrawal is $95,000.

      At the next Quarterly Contract Anniversary, the Premium Based Charge applied to the Remaining Gross Premium is $118.75 [($95,000 x 0.50%)/4].

EXAMPLE 2: ASSUME THAT YOUR INITIAL DEPOSIT INTO YOUR B-SHARE VARIABLE ANNUITY IS $100,000. ON DAY 75 OF CONTRACT YEAR 5 YOU CHOOSE TO SURRENDER YOUR ENTIRE CONTRACT VALUE, WHICH IS EQUAL TO $120,000.

      A prorated Premium Based Charge is assessed upon the full Surrender and the entire Remaining Gross Premium is subject to the charge. The Premium Based Charge is equal to $104.17 [($100,000 x 0.50%)/4 x (75/90)]. We would also assess a

APP A-8


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      CDSC on the amount of Remaining Gross Premium subject to CDSC. The CDSC is equal to $4,500 [($120,000 - $20,000)/ ($120,000 - $20,000) x $100,000
      x 0.045%] as the $20,000 in earnings is the Free Withdrawal Amount that is not subject to a CDSC. Therefore, the Surrender Value of the Contract is $115,395.83 ($120,000 - $104.17 - $4,500).

RETURN OF PREMIUM EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU WITHDRAW $7,500.00, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000.

                                                                                                       MINIMUM
                                                                                                     GUARANTEED
                                                                                                    DEATH BENEFIT
                                 CONTRACT                      CONTRACT           PREMIUM             AT END OF
                                   YEAR*                      VALUE(3)(4)        PAYMENTS        EACH CONTRACT YEAR
                    -----------------------------------------------------------------------------------------------
                                     0                        $100,000.00        $100,000.00         $100,000.00
                    -----------------------------------------------------------------------------------------------
                                     1                         102,120.00         100,000.00          102,120.00
                    -----------------------------------------------------------------------------------------------
                                     2                         157,001.34         150,000.00(1)       157,001.34
                    -----------------------------------------------------------------------------------------------
                                     3                         147,538.82         142,500.00(5)       147,538.82
                    -----------------------------------------------------------------------------------------------
                                     4                         134,407.86         142,500.00          142,500.00
                    -----------------------------------------------------------------------------------------------
                                     5                         130,657.83         132,465.41(2)       132,465.41
                    -----------------------------------------------------------------------------------------------

                    * Contract Year "0" represents your Contract issue date.

                    (1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

                    (2)   The $10,000 Partial Withdrawal results in a factor of
                          0.981225287 being applied to Premium Payments. After multiplying the factor of 0.98122 to $135,000, the adjusted Premium Payments equal $132,465.41. The factor of 0.98122 is derived by (Contract Value after the Partial Withdrawal / Contract Value prior to Partial Withdrawal less the Partial Withdrawal not considered Excess Withdrawal).

                    (3) Does not reflect a Premium Based Charge, if applicable.

                    (4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity.

                    (5) Premium Payments of $150,000 are adjusted by Partial Withdrawal of $7,500.00.

MAXIMUM ANNIVERSARY VALUE EXAMPLES

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value;

B = Premium Payments adjusted for Partial Withdrawals; and

C = Maximum Anniversary Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000.

                                                                                                                MINIMUM
                                                        TOTAL                              MAXIMUM            GUARANTEED
                                                       PREMIUM                           ANNIVERSARY         DEATH BENEFIT
                                                      PAYMENTS                         VALUE AT END OF         AT END OF
                                     CONTRACT       (ADJUSTED BY        CONTRACT        EACH CONTRACT     EACH CONTRACT YEAR
        CONTRACT                    VALUE(1)(2)     WITHDRAWALS)          VALUE             YEAR         GREATEST OF "A", "B",
          YEAR*                         "A"              "B"         PERFORMANCE(2)          "C"                AND "C"
------------------------------------------------------------------------------------------------------------------------------
            0                        $100,000.00      $100,000.00          0.00%                  --          $100,000.00
------------------------------------------------------------------------------------------------------------------------------
            1                         102,120.00       100,000.00          2.12%         $102,120.00(3)        102,120.00
------------------------------------------------------------------------------------------------------------------------------
            2                         107,001.34       100,000.00          4.78%          107,001.34(3)        107,001.34
------------------------------------------------------------------------------------------------------------------------------
            3                         105,663.82       100,000.00         -1.25%          107,001.34           107,001.34
------------------------------------------------------------------------------------------------------------------------------
            4                          96,259.74       100,000.00         -8.90%          107,001.34           107,001.34
------------------------------------------------------------------------------------------------------------------------------
            5                         106,424.77       100,000.00         10.56%          107,001.34           107,001.34
------------------------------------------------------------------------------------------------------------------------------

*     Contract Year "0" represents your Contract issue date.

(1)   Does not reflect a Premium Based Charge, if applicable.

APP A-9


--------------------------------------------------------------------------
(2) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(3) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

EXAMPLE 2: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 2 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL WITHDRAWAL OF $7,500, AN AMOUNT EQUAL TO THE LIFETIME ANNUAL PAYMENT OF THE DAILY LOCK INCOME BENEFIT. IN CONTRACT YEAR 5 YOU TAKE A PARTIAL WITHDRAWAL FOR $10,000, AN AMOUNT GREATER THAN THE LIFETIME ANNUAL PAYMENT ($7,500) OF THE DAILY LOCK INCOME BENEFIT.

                                                                                                                 MINIMUM
                                                                                                               GUARANTEED
                                                                                          MAXIMUM             DEATH BENEFIT
                                                                                        ANNIVERSARY             AT END OF
                                                                       PREMIUM        VALUE AT END OF      EACH CONTRACT YEAR
                    CONTRACT                      CONTRACT            PAYMENTS         EACH CONTRACT      GREATEST OF "A", "B",
                      YEAR*                    VALUE "A"(1)(2)           "B"             YEAR "C"                AND "C"
           --------------------------------------------------------------------------------------------------------------------
                        0                         $100,000.00        $100,000.00                 --            $100,000.00
           --------------------------------------------------------------------------------------------------------------------
                        1                          102,120.00         100,000.00        $102,120.00             102,120.00
           --------------------------------------------------------------------------------------------------------------------
                        2                          157,001.34         150,000.00(3)      157,001.34             157,001.34
           --------------------------------------------------------------------------------------------------------------------
                        3                          147,188.75         142,500.00(4)      149,501.34(4)          149,501.34
           --------------------------------------------------------------------------------------------------------------------
                        4                          134,088.95         142,500.00         149,501.34             149,501.34
           --------------------------------------------------------------------------------------------------------------------
                        5                          130,324.09         132,459.05(5)      139,328.61(5)          139,328.61
           --------------------------------------------------------------------------------------------------------------------

           *    Contract Year "0" represents your Contract issue date.

           (1)  Does not reflect a Premium Based Charge, if applicable.

           (2) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

           (3) Premium Payments of $100,000 and the Maximum Anniversary Value are adjusted by the subsequent Premium Payment of $50,000.

           (4) The $7,500 Partial Withdrawal results in a dollar-for-dollar reduction to Premium Payments as well as all previous Maximum Anniversary Value.

           (5) The first $7,500 part of the $10,000 Partial Withdrawal that is not an Excess Withdrawal reduces the Premium Payments as well as all previous Maximum Anniversary Values dollar-for-dollar. The $10,000 Partial Withdrawal subsequently results in a factor of 0.98117 being applied to Premium Payments as well as all previous Maximum Anniversary Values. The factor of 0.98117 is derived by (Contract Value Prior to Partial Withdrawal $140,324.09 less the Partial Withdrawal $10,000)/(Contract Value Prior to Surrender $140,324.09 less Partial Withdrawal that was not Excess Withdrawal $7500).

APP A-10


--------------------------------------------------------------------------
LEGACY LOCK EXAMPLE

Your Guaranteed Minimum Death Benefit is the greatest of:

    1)   Base Return of Premium;

    2)   Enhanced Return of Premium; or

    3)   Contract Value.

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. AT THE END OF CONTRACT YEAR 1 YOU WITHDRAW $5,300, WHICH IS EQUAL TO THE LIFETIME ANNUAL PAYMENT (LAP). IN CONTRACT YEAR 3 YOU WITHDRAW $7,000, WHICH IS GREATER THAN THE LAP OF $5,300.

                                                                                            AFTER TRANSACTION
                                                                        -------------------------------------------------------
                                                      CONTRACT VALUE        BASE                                  GUARANTEED
                            CONTRACT                     PRIOR TO          RETURN         ENHANCED RETURN        MINIMUM DEATH
                              YEAR*                 TRANSACTIONS(1)(2)   OF PREMIUM         OF PREMIUM              BENEFIT
                 ----------------------------------------------------------------------------------------------------------------
                                0                         $100,000          $100,000           $100,000             $100,000
                 ----------------------------------------------------------------------------------------------------------------
                                1                          102,120            94,700(3)         102,120(3)           102,210
                 ----------------------------------------------------------------------------------------------------------------
                                2                          101,448            94,700            102,120              102,120
                 ----------------------------------------------------------------------------------------------------------------
                                3                          100,180            87,798(4)         100,290(5)           100,290
                 ----------------------------------------------------------------------------------------------------------------
                                4                           84,887            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------
                                5                           93,851            87,798            100,290              100,290
                 ----------------------------------------------------------------------------------------------------------------

                 *    Contract Year "0" represents your Contract issue date.

                 (1)  Does not reflect a Premium Based Charge, if applicable.

                 (2) Assumes annual performance on the Contract Value. Annual performance is shown only for illustrative purposes and is not indicative of the performance you have achieved or will achieve under the rider.

                 (3) As a result of the Partial Withdrawal, the Base Return of Premium is adjusted dollar-for-dollar to $94,700 as the Partial Withdrawal did not exceed the LAP. Because the Partial Withdrawal did not exceed the LAP, the Enhanced Return of Premium is not adjusted for the Partial Withdrawal. Since this is the first Partial Withdrawal, the Enhanced Return of Premium will step up to the Contract Value prior to the Partial Withdrawal.

                 (4) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Base Return of Premium is adjusted first dollar-for-dollar by the Partial Withdrawal that was not excess ($5,300) and subsequently by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a.     Return of Premium = ($94,700 - $5,300) x ($100,180
                             - $7,000)/($100,180 - $5,300) = $87,798

                 (5) As a result of the Contract Year 3 Partial Withdrawal, an Excess Withdrawal, the Enhanced Return of Premium is adjusted by a proportional factor of 0.98208. This factor is derived by (A/B) where A is Contract Value immediately after the Excess Withdrawal and B is the Contract Value immediately prior to the Excess Withdrawal less the Partial Withdrawal not considered Excess Withdrawal.

                      a. Enhanced Return of Premium = ($102,120) x ($100,180 - $7,000)/($100,180 - $5,300) =
                             $100,290

APP A-11


--------------------------------------------------------------------------
MAXIMUM DAILY VALUE EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. ON THE 2ND FRIDAY, YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000.

                                                                                                       MAXIMUM DAILY
                                                                       CONTRACT         MAXIMUM         VALUE DEATH
                                                                      VALUE(1)(5)     DAILY VALUE       BENEFIT(2)
                    ------------------------------------------------------------------------------------------------
                                       Monday                           $100,000        $100,000          $100,000
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                            98,105         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                           98,887         100,000           100,000
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           101,321(3)      101,321(3)        101,321
                    ------------------------------------------------------------------------------------------------
                                       Friday                            101,895(3)      101,895(3)        101,895
                    ================================================================================================
                                       Monday                            103,676(3)      103,676(3)        103,676
                    ------------------------------------------------------------------------------------------------
                                       Tuesday                           105,460(3)      105,460(3)        105,460
                    ------------------------------------------------------------------------------------------------
                                      Wednesday                          105,120         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                      Thursday                           103,895         105,460           105,460
                    ------------------------------------------------------------------------------------------------
                                       Friday                            155,108         155,460(4)        155,460
                    ------------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Death Benefit under Maximum Daily Value pays the greater value of: (A) the Maximum Daily Value, adjusted for Partial Withdrawals; or (B) the Contract Value.

                    (3) The Maximum Daily Value component is equal to the greater of the Contract Value or the Maximum Daily Value as of the prior Valuation Day.

                    (4) The additional Premium Payment increases the Maximum Daily Value on a dollar-for-dollar basis.

                    (5) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

EXAMPLE 2: ASSUME THAT NO ADDITIONAL PREMIUM PAYMENT WAS MADE, AND YOU INSTEAD TAKE A PARTIAL WITHDRAWAL OF $5,000 ON THE FOLLOWING TUESDAY (PRIOR TO THE PARTIAL WITHDRAWAL, THE CONTRACT VALUE WAS 103,385).

                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(4)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,360(2)        100,360
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,360           100,360
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052(3)        101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by a proportional factor of 0.95164. The factor is derived as (A/B), where A = Contract Value prior to the Partial Withdrawal minus the Partial Withdrawal and B = Contract Value prior to the Partial Withdrawal.

                    (3) The Maximum Daily Value continues to increase any day that the Contract Value exceeds the Maximum Daily Value as of the prior Valuation Day.

                    (4) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

APP A-12


--------------------------------------------------------------------------
EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THAT YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT AND HAVE A LIFETIME ANNUAL PAYMENT AVAILABLE OF $5,677 WHEN YOU TAKE THE PARTIAL WITHDRAWAL OF $5,000.

                                                                                                      MAXIMUM DAILY
                                                                      CONTRACT         MAXIMUM         VALUE DEATH
                                                                     VALUE(1)(3)     DAILY VALUE         BENEFIT
                    -----------------------------------------------------------------------------------------------
                                       Monday                          $102,568        $105,460          $105,460
                    -----------------------------------------------------------------------------------------------
                                       Tuesday                           98,385         100,460(2)       $100,460
                    -----------------------------------------------------------------------------------------------
                                      Wednesday                          99,887         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                      Thursday                           99,460         100,460          $100,460
                    -----------------------------------------------------------------------------------------------
                                       Friday                           101,052         101,052          $101,052
                    -----------------------------------------------------------------------------------------------

                    (1) Does not reflect Premium Based Charge, if applicable.

                    (2) The Partial Withdrawal adjusts the Maximum Daily Value by the dollar amount of the Partial Withdrawal.

                    (3) Assumes annual performance on the Contract Value. Annual performance is only shown for illustration purposes, and it is not indicative of the performance you have achieved or will achieve under the rider.

ANNUAL LOCK INCOME BENEFIT EXAMPLE

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. YOUR CONTRACT VALUE, WITHDRAWAL BASE AND BONUS BASE ARE ALL EQUAL TO $100,000. YOU HAVE ELECTED ANNUAL LOCK INCOME BENEFIT - SINGLE LIFE, AND BASED ON YOUR AGE OF 60 YOU INITIAL WITHDRAWAL PERCENTAGE IS AT 4%. IN CONTRACT YEARS 7, 9, 11 AND 12 YOU TAKE PARTIAL WITHDRAWAL OF THE AMOUNT EQUAL TO YOUR AVAILABLE LIFETIME ANNUAL PAYMENT. IN CONTRACT YEAR 10, YOU TAKE A PARTIAL WITHDRAWAL OF $10,000.

                          CONTRACT                    LIFETIME    LIFETIME                  WITHDRAWAL BASE AT   BONUS BASE AT
  CONTRACT                  VALUE          DEFERRAL  WITHDRAWAL    ANNUAL     WITHDRAWAL        END OF EACH       END OF EACH
    YEAR*      AGE  PRE-TRANSACTION(1)(2)    BONUS   PERCENTAGE    PAYMENT      AMOUNT         CONTRACT YEAR     CONTRACT YEAR
--------------------------------------------------------------------------------------------------------------------------------
      0        60        $ 100,000          $     0       4%      $ 4,000      $      0         $ 100,000         $  100,000
--------------------------------------------------------------------------------------------------------------------------------
      1        61           93,930            6,000       4%        4,240             0           106,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      2        62          101,632            6,000       4%        4,480             0           112,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      3        63          106,694            6,000       4%        4,720             0           118,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      4        64          118,408            6,000       4%        4,960             0           124,000(3)         100,000
--------------------------------------------------------------------------------------------------------------------------------
      5        65          135,726            6,000       5%        6,786(4)          0           135,726(5)         135,726(5)
--------------------------------------------------------------------------------------------------------------------------------
      6        66          147,306            8,144       5%        7,365             0           147,306(5)         147,306(5)
--------------------------------------------------------------------------------------------------------------------------------
      7        67          127,722                0       5%        7,365         7,365(6)        147,306                  0(6)
--------------------------------------------------------------------------------------------------------------------------------
      8        68          126,683                0       5%        7,365             0           147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
      9        69          134,538                0       5%        7,365         7,365(6)        147,306                  0
--------------------------------------------------------------------------------------------------------------------------------
     10        70          138,025                0       5%        7,365        10,000(7)        144,335(7)               0
--------------------------------------------------------------------------------------------------------------------------------
     11        71          140,955                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------
     12        72          147,319                0       5%        7,217         7,217(6)        144,335                  0
--------------------------------------------------------------------------------------------------------------------------------

*     Contract Year "0" represents your Contract issue date.

(1) Assumes annual performance on the Contract Value and Partial Withdrawal activity. Annual performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)   Does not reflect a Premium Based Charge, if applicable.

(3) The Deferral Bonus is applied to the Withdrawal Base on Contract Anniversaries 1, 2, 3 and 4.

(4) The Lifetime Benefit Payment increases as the result of the increases in the Withdrawal Base. Additionally, because no Withdrawals have been taken, the Lifetime Withdrawal Percentage increases to 5% upon attaining the age of 65.

(5) Applies a Step Up to the Withdrawal Base and the Bonus Base on Contract Anniversaries 5 and 6 because the Contract Value exceeds the Withdrawal Base and Bonus Base.

(6) A Partial Withdrawal equal to the Lifetime Annual Payment does not impact the Withdrawal Base or Lifetime Annual Payment, but as the first Withdrawal it resets the Bonus Base to $0 and there are no subsequent Deferral Bonus opportunities.

(7) A Partial Withdrawal of $10,000 is in excess of the Lifetime Annual Payment; the Withdrawal Base is reset by a factor of 0.97983 derived from ($138,025 - $10,000) / ($138,025 - $7,365).

APP A-13


--------------------------------------------------------------------------
DAILY LOCK INCOME BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000, YOU ARE AGE 67, AND YOU ELECTED DAILY LOCK INCOME BENEFIT - SINGLE OPTION. NO PARTIAL WITHDRAWALS HAVE OCCURRED.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $100,000       $100,000       $100,000       $100,000      $5,000
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                   98,105        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                  98,887        100,000        100,000        100,000       5,000
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  101,321        101,321(2)     100,000        100,000       5,066(2)
               ---------------------------------------------------------------------------------------------------------
                            Friday                   101,895        101,895(2)     100,000        100,000       5,094(2)
               =========================================================================================================
                            Monday                   103,676        103,676(2)     100,000        100,000       5,183(2)
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  105,460        105,460(2)     100,000        100,000       5,273(2)
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 105,120        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  103,895        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------
                            Friday                   105,108        105,460        100,000        100,000       5,273
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) When the Contract Value exceeds the Withdrawal Base as of the prior Valuation Day, the Withdrawal Base increases. As no Partial Withdrawal has occurred, the Lifetime Annual Payment also increases.

EXAMPLE 2: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT TUESDAY IS THE FIRST CONTRACT ANNIVERSARY.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               -------------------------------------------------------------------------------------------------------
                            Monday                  $102,568       $105,460       $100,000       $100,000      $5,273
               -------------------------------------------------------------------------------------------------------
                            Tuesday                  104,385        106,000(2)     106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Wednesday                 105,887        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                           Thursday                  105,460        106,000        106,000        100,000       5,300
               -------------------------------------------------------------------------------------------------------
                            Friday                   107,459        107,459        106,000        100,000       5,373
               -------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) On the Anniversary, a Deferral Bonus increase occurs because the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($100,000) plus 6% of the Deferral Bonus Base ($6,000) exceeds both the Withdrawal Base as of the prior Valuation Day and the current Contract Value.

EXAMPLE 3: ASSUME THE SAME FACTS AS ABOVE, AND THE NEXT THURSDAY IS THE SECOND CONTRACT ANNIVERSARY. ADDITIONALLY, ON WEDNESDAY OF THE FOLLOWING WEEK YOU TAKE YOUR FIRST PARTIAL WITHDRAWAL OF $473 THAT REPRESENTS ONE-TWELFTH OF YOUR LIFETIME ANNUAL PAYMENT.

                                                                                ANNIVERSARY                   LIFETIME
                                                   CONTRACT      WITHDRAWAL     WITHDRAWAL      DEFERRAL       ANNUAL
                                                   VALUE(1)         BASE           BASE        BONUS BASE      PAYMENT
               ---------------------------------------------------------------------------------------------------------
                            Monday                  $110,941       $110,941       $106,000       $100,000      $5,547
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  112,576        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 111,892        112,576        106,000        100,000       5,629
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  113,540(2)     113,540(2)     113,540        113,540(2)    5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   112,137        113,540        113,540        113,540       5,677
               =========================================================================================================
                            Monday                   111,244        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                            Tuesday                  111,509        113,540        113,540        113,540       5,677
               ---------------------------------------------------------------------------------------------------------
                           Wednesday                 112,458        113,540        113,540              0(3)    5,677
               ---------------------------------------------------------------------------------------------------------
                           Thursday                  112,044        113,540        113,540              0       5,677
               ---------------------------------------------------------------------------------------------------------
                            Friday                   114,286        114,286(4)     113,540              0       5,677(4)
               ---------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

APP A-14


--------------------------------------------------------------------------
               (2) On the Contract Anniversary, the Contract Value exceeds both the Withdrawal Base as of the prior Valuation Day and the sum of the Anniversary Withdrawal Base as of the prior Valuation Day ($106,000) plus 6% of the Deferral Bonus Base ($6,000). There is no Deferral Bonus increase applied, but the Deferral Bonus Base increases to the Withdrawal Base.

               (3) The Deferral Bonus Period terminates upon the Partial Withdrawal, and the Deferral Bonus Base is zero.

               (4) Step Ups continue to occur to the Withdrawal Base, however, following the first Partial Withdrawal, the Lifetime Annual Payment amount does not increase due to the Step Up.

EXAMPLE 4: ASSUME THE SAME FACTS AS ABOVE, BUT INSTEAD YOU MAKE A PARTIAL WITHDRAWAL OF $10,000 INSTEAD OF ONE-TWELFTH OF THE LIFETIME ANNUAL PAYMENT.

                                                                                           ANNIVERSARY
                                                               CONTRACT     WITHDRAWAL     WITHDRAWAL     DEFERRAL BONUS
                                                               VALUE(1)        BASE           BASE             BASE
                --------------------------------------------------------------------------------------------------------
                                  Monday                        $111,244      $113,540       $113,540         $113,540
                --------------------------------------------------------------------------------------------------------
                                  Tuesday                        111,509       113,540        113,540          113,540
                --------------------------------------------------------------------------------------------------------
                                 Wednesday                       103,404       108,983(2)     108,983(2)             0
                --------------------------------------------------------------------------------------------------------
                                 Thursday                        102,517       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------
                                  Friday                         104,759       108,983        108,983                0
                --------------------------------------------------------------------------------------------------------

               (1)  Does not reflect Premium Based Charge, if applicable.

               (2) The Partial Withdrawal in excess of the Lifetime Annual Payment adjusts the Withdrawal Base and the Anniversary Withdrawal Base by a factor of 0.95987. The factor is derived as (113,404 - 10,000) / (113,404 - 5,677). Upon the
                    Excess Withdrawal, the Lifetime Annual Payment is reset. There is zero Lifetime Annual Payment available.

APP B-1


--------------------------------------------------------------------------
APPENDIX B -- ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.


The following table lists the Condensed Financial Information of Accumulation Unit Values for Accumulation Units outstanding under the Contracts as of December 31, 2017.



FORERETIREMENT VARIABLE ANNUITY
B-SHARE
                                                                                       AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $   14.641   $    14.142   $   13.615   $    12.338  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   18.942   $    14.641   $   14.142   $    13.615  $   12.338
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      42.963        49.634       54.387        59.935      64.138
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $   16.812   $    13.789   $   14.102   $    12.211  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   18.619   $    16.812   $   13.789   $    14.102  $   12.211
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      21.735        23.504       22.564        23.908      14.898
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $   15.719   $    13.154   $   13.795   $    12.299  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   16.957   $    15.719   $   13.154   $    13.795  $   12.299
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      21.716        19.930       24.886        26.920      26.863
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $   12.821   $    12.056   $   12.332   $    11.775  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   16.028   $    12.821   $   12.056   $    12.332  $   11.775
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      31.200        35.897       27.752        44.970      36.086
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $   15.331   $    14.129   $   13.342   $    12.407  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   19.495   $    15.331   $   14.129   $    13.342  $   12.407
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     129.051       130.361      149.042       171.400     167.242
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $   15.498   $    14.021   $   13.943   $    12.719  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   18.797   $    15.498   $   14.021   $    13.943  $   12.719
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      89.736        98.208      108.544       110.836     112.927
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $   10.944   $    10.672   $   11.277   $    11.686  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   14.341   $    10.944   $   10.672   $    11.277  $   11.686
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      66.699        78.141       84.377        84.376      74.124
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                         $   12.380   $    11.627   $   11.842   $    11.593  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   14.107   $    12.380   $   11.627   $    11.842  $   11.593
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                    9682.486      9766.391    10021.015     11099.161    5575.355
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    9.932   $     9.516   $    9.913   $    10.861  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $   12.735   $     9.932   $    9.516   $     9.913  $   10.861
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      11.630        11.943       12.186         8.012       2.026
------------------------------------------------------------------------------------------------------------------------------------

APP B-2


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    14.601   $    14.715  $    13.893   $    12.882  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    19.286   $    14.601  $    14.715   $    13.893  $   12.882
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      23.174        29.881       32.007        35.926      48.114
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    14.574   $    12.639  $    12.826   $    11.837  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.867   $    14.574  $    12.639   $    12.826  $   11.837
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      52.919        58.335       69.074        72.303      95.797
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    11.407   $    11.060  $    11.245   $    11.104  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.887   $    11.407  $    11.060   $    11.245  $   11.104
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     109.125       109.422      111.095        90.067      69.927
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    11.638   $    10.394  $    10.889   $    10.702  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.367   $    11.638  $    10.394   $    10.889  $   10.702
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      21.417        20.466       25.850        27.776      23.187
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    10.074   $    10.052  $    10.118   $     9.658  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.119   $    10.074  $    10.052   $    10.118  $    9.658
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.481         3.518        3.880         0.931       0.667
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    11.932   $    10.547  $    11.433   $    11.010  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.988   $    11.932  $    10.547   $    11.433  $   11.010
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      26.850        27.829       25.663        51.121      32.972
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    13.992   $    12.147  $    12.876   $    12.108  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.049   $    13.992  $    12.147   $    12.876  $   12.108
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      55.356        63.066       77.841        83.804      77.025
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    14.512   $    12.599  $    13.175   $    12.209  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.360   $    14.512  $    12.599   $    13.175  $   12.209
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      28.907        34.775       38.293        45.136      35.833
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    15.174   $    11.738  $    12.775   $    12.797  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.669   $    15.174  $    11.738   $    12.775  $   12.797
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      21.421        24.479       30.166        35.544      29.546
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    10.528   $     9.824  $    10.297   $    10.186  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.926   $    10.528  $     9.824   $    10.297  $   10.186
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      17.976        16.840       19.588        18.230      15.415
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.987   $    10.460  $    10.726   $    10.211  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.461   $    10.987  $    10.460   $    10.726  $   10.211
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                    1685.826      1960.923     2170.597      1842.363     327.419
------------------------------------------------------------------------------------------------------------------------------------

APP B-3


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                         2017          2016         2015          2014        2013
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.785  $    10.483   $    10.669  $    10.111   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.980  $    10.785   $    10.483  $    10.669   $  10.111
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      468.187      530.553       506.605      420.040      74.693
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.633  $     9.694   $    10.105  $    10.101   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.772  $     9.633   $     9.694  $    10.105   $  10.101
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     2330.302     2640.765      2999.352     2769.915     469.842
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.554  $     9.707   $    10.481  $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.080  $    10.554   $     9.707  $    10.481          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      691.949      527.036       251.518      170.262          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.759  $     9.439   $    10.000           NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.471  $     9.759   $     9.439           NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       17.083       40.613        11.845           NA          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.975  $     9.825   $    10.441  $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.649  $     9.975   $     9.825  $    10.441          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      710.794      734.533       588.045      372.447          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.461  $    10.120   $    10.454  $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.898  $    10.461   $    10.120  $    10.454          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      163.291      191.380       203.376       30.556          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.760  $     9.483   $    10.000           NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.131  $     9.760   $     9.483           NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      147.390       72.606         8.750           NA          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.868  $    10.413   $    10.789  $    10.140   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.408  $    10.868   $    10.413  $    10.789   $  10.140
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1181.284     1226.882      1299.614     1001.340     102.957
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    11.508  $    11.065   $    11.054  $    10.180   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.033  $    11.508   $    11.065  $    11.054   $  10.180
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     2639.757     2672.267      2495.987      846.591     129.679
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                         $    10.039  $     9.684   $    10.349  $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.282  $    10.039   $     9.684  $    10.349          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        0.000        0.000         0.000        0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

APP B-4


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO -- ADVISOR SHARES (CLOSED
  TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE
  EFFECTIVE 05/01/2015)
  UNIT VALUE:
     Beginning of Period                                        $     9.255   $     9.289  $     9.830   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.668   $     9.255  $     9.289   $     9.830          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.445         1.301        1.300         2.218          NA
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES (CLOSED TO NEW AND
  SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE
  04/20/2018; LIQUIDATED AND INVESTED IN INVESCO V.I. GOVERNMENT MONEY MARKET
  FUND ON 04/27/2018)
  UNIT VALUE:
     Beginning of Period                                        $     9.592   $     9.584  $     9.868   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.309   $     9.592  $     9.584   $     9.868          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.534   $    13.907  $    13.895   $    13.073  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.581   $    14.534  $    13.907   $    13.895  $   13.073
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      45.700        52.019       64.827        79.455      73.645
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    15.513   $    13.626  $    13.912   $    12.426  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.204   $    15.513  $    13.626   $    13.912  $   12.426
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      48.536        54.221       78.866        84.547      93.513
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH
  OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                 NA            NA           NA   $    12.797  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                       NA            NA           NA            NA  $   12.797
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                          NA            NA           NA            NA       0.000
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    12.386   $    12.563  $    11.344   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.014   $    12.386  $    12.563   $    11.344          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.861         3.012        3.081         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    11.419   $    10.083  $    10.634   $    10.461  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.175   $    11.419  $    10.083   $    10.634  $   10.461
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       6.198         6.138        6.158         6.080       1.904
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    11.393   $    11.360  $    11.248   $    11.810  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.148   $    11.393  $    11.360   $    11.248  $   11.810
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      28.380        33.590       40.614        45.468      46.272
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.462   $    10.109  $    10.263   $     9.780  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.888   $    10.462  $    10.109   $    10.263  $    9.780
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      50.974        50.956       56.549        60.597      57.515
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.784   $    13.115  $    13.658   $    12.374  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.897   $    14.784  $    13.115   $    13.658  $   12.374
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.260         3.579        3.691         4.502       3.803
------------------------------------------------------------------------------------------------------------------------------------

APP B-5


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                         2017          2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (MERGED INTO BLACKROCK S&P 500 INDEX V.I.
  FUND ON 04/20/2018; REORGANIZED FROM HARTFORD INDEX HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                         $    15.421  $    13.962   $    13.959  $    12.451   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.531  $    15.421   $    13.962  $    13.959   $  12.451
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       44.101       62.848        70.466       86.210     104.136
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (MERGED INTO BLACKROCK
  MANAGED VOLATILITY V.I. FUND ON 04/20/2018; REORGANIZED FROM HARTFORD PORTFOLIO
  DIVERSIFIER HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                         $     8.043  $     8.481   $     8.700  $     8.939   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     7.722  $     8.043   $     8.481  $     8.700   $   8.939
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1401.859     1359.384      1404.178     1572.523    1611.775
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    10.969  $     9.900   $    10.423  $     9.925   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.969  $    10.969   $     9.900  $    10.423   $   9.925
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       19.881       25.219        26.215       29.082      16.020
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    13.299  $    12.166   $    13.027  $    12.158   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.914  $    13.299   $    12.166  $    13.027   $  12.158
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       24.800       31.491        24.420       23.463      16.936
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                         $     9.726  $     9.790   $     9.863  $     9.936   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     9.708  $     9.726   $     9.790  $     9.863   $   9.936
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       84.325      120.167       118.054       76.857       8.337
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    10.810  $    10.957   $    11.324  $    11.388   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.181  $    10.810   $    10.957  $    11.324   $  11.388
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       63.187       77.496        72.983       77.683      71.436
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    13.357  $    11.880   $    12.493  $    12.071   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    15.215  $    13.357   $    11.880  $    12.493   $  12.071
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        9.948        9.687        12.401       11.886       9.949
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    13.498  $    12.148   $    12.972  $    12.790   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    15.252  $    13.498   $    12.148  $    12.972   $  12.790
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       14.591       14.730        16.852       22.407      19.609
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                         $    11.975  $    10.748   $    10.987  $    10.598   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.993  $    11.975   $    10.748  $    10.987   $  10.598
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       27.297       27.078        33.190       33.070      27.430
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                         $    14.814  $    12.882   $    13.428  $    12.615   $  10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    16.569  $    14.814   $    12.882  $    13.428   $  12.615
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       46.398       49.594        64.309       76.053      82.138
------------------------------------------------------------------------------------------------------------------------------------

APP B-6


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    13.809   $    13.730  $    13.453   $    12.766  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.864   $    13.809  $    13.730   $    13.453  $   12.766
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      17.856        19.528       19.872        14.611       7.466
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    15.180   $    14.953  $    14.027   $    12.990  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    19.771   $    15.180  $    14.953   $    14.027  $   12.990
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      73.313        77.162       79.923        81.258      81.839
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    13.282   $    12.874  $    12.187   $    12.130  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.735   $    13.282  $    12.874   $    12.187  $   12.130
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      19.352        21.912       24.393        25.406      23.308
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.637   $    13.601  $    13.696   $    12.452  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.891   $    14.637  $    13.601   $    13.696  $   12.452
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      16.192        17.085       21.720        24.642      25.275
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    12.603   $    11.659  $    11.992   $    13.048  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.818   $    12.603  $    11.659   $    11.992  $   13.048
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      18.917        21.662       23.478        27.010      21.864
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    15.484   $    13.698  $    13.917   $    12.711  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.053   $    15.484  $    13.698   $    13.917  $   12.711
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      28.704        32.492       35.646        36.694      39.063
------------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $     9.966   $     8.884  $     9.847   $     9.866  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.226   $     9.966  $     8.884   $     9.847  $    9.866
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.594         3.621        3.651         3.682       3.148
------------------------------------------------------------------------------------------------------------------------------------

  PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $    11.167   $    10.440  $    11.545   $    11.516  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.646   $    11.167  $    10.440   $    11.545  $   11.516
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      41.919        51.038       59.330        58.738      81.113
------------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $    10.199   $    10.023  $    10.069   $     9.743  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.605   $    10.199  $    10.023   $    10.069  $    9.743
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      67.569        86.634       83.615       123.086     106.581
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    15.058   $    13.337  $    13.845   $    12.369  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.770   $    15.058  $    13.337   $    13.845  $   12.369
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      30.870        31.355       32.092        30.003      30.978
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.066   $    10.000           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.091   $    10.066           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      23.882        30.966           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------

APP B-7


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                          2017         2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    10.549   $   10.410   $    10.633   $   10.053   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.067   $   10.549   $    10.410   $   10.633   $   10.053
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       39.636       40.047        45.044       48.462       47.273
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB (MERGED INTO PUTNAM VT GROWTH
  OPPORTUNITIES FUND ON 11/18/2016)
  UNIT VALUE:
     Beginning of Period                                                  NA   $   13.840   $    14.837   $   13.611   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                        NA           NA   $    13.840   $   14.837   $   13.611
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                           NA           NA        26.962       31.931       34.353
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    10.318   $    9.697   $    10.456   $   11.854   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.955   $   10.318   $     9.697   $   10.456   $   11.854
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       21.192       22.575        23.501       22.012       15.196
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $     9.832   $    9.620   $    10.127   $   10.023   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     9.940   $    9.832   $     9.620   $   10.127   $   10.023
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       23.765       22.801        28.460       28.103       24.424
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    12.046   $   11.075   $    11.928   $   12.362   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.167   $   12.046   $    11.075   $   11.928   $   12.362
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       36.667       46.661        55.225       63.613       51.816
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                         $    10.728   $   10.200   $    10.770   $   10.541   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.769   $   10.728   $    10.200   $   10.770   $   10.541
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1882.674     2138.481      2362.822     2732.582     1927.233
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                         $    10.450   $   10.009   $    11.141   $   11.127   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.146   $   10.450   $    10.009   $   11.141   $   11.127
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     5371.456     6135.597      6957.407     8595.557     5365.244
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                         $    10.824   $   10.290   $    11.100   $   10.901   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.212   $   10.824   $    10.290   $   11.100   $   10.901
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     3564.372     4084.471      4539.565     5488.750     4020.254
------------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT VARIABLE ANNUITY
C-SHARE
                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    14.135   $    13.777  $    13.383   $    12.238  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.126   $    14.135  $    13.777   $    13.383  $   12.238
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.081         0.136        1.777         1.795       2.018
------------------------------------------------------------------------------------------------------------------------------------

APP B-8


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    16.232   $    13.433  $    13.862   $    12.112  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.816   $    16.232  $    13.433   $    13.862  $   12.112
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       5.383         1.225        2.381         4.339       3.067
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    15.177   $    12.815  $    13.561   $    12.199  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.226   $    15.177  $    12.815   $    13.561  $   12.199
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.235         0.000        3.075         2.110       1.033
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    12.379   $    11.745  $    12.122   $    11.680  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.337   $    12.379  $    11.745   $    12.122  $   11.680
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.164         2.166        2.169         2.001       1.652
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    14.802   $    13.764  $    13.116   $    12.307  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.654   $    14.802  $    13.764   $    13.116  $   12.307
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.467         0.660        4.689         7.739      10.419
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    14.963   $    13.659  $    13.706   $    12.616  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.987   $    14.963  $    13.659   $    13.706  $   12.616
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      10.374         7.683        5.727         6.660       5.831
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    10.566   $    10.396  $    11.085   $    11.592  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.722   $    10.566  $    10.396   $    11.085  $   11.592
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.277         1.945        2.709         2.620       2.269
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                        $    11.953   $    11.327  $    11.640   $    11.500  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.498   $    11.953  $    11.327   $    11.640  $   11.500
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     113.805        95.554      127.222       336.352     169.204
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $     9.589   $     9.271  $     9.744   $    10.773  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.185   $     9.589  $     9.271   $     9.744  $   10.773
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      31.419         5.353        8.347        11.527       9.208
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    14.097   $    14.336  $    13.657   $    12.777  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.454   $    14.097  $    14.336   $    13.657  $   12.777
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    14.071   $    12.313  $    12.608   $    11.741  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.140   $    14.071  $    12.313   $    12.608  $   11.741
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    11.013   $    10.775  $    11.054   $    11.014  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.331   $    11.013  $    10.775   $    11.054  $   11.014
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       4.270         5.259       12.485        61.507       9.075
------------------------------------------------------------------------------------------------------------------------------------

APP B-9


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $    11.236   $    10.126  $    10.704   $    10.616  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.834   $    11.236  $    10.126   $    10.704  $   10.616
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.275         1.276        4.953         5.791       5.089
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                        $     9.727   $     9.793  $     9.946   $     9.579  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.682   $     9.727  $     9.793   $     9.946  $    9.579
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        4.579         5.408       8.327
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    11.521   $    10.275  $    11.239   $    10.921  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.427   $    11.521  $    10.275   $    11.239  $   10.921
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       6.380         3.117        4.388         9.832       2.730
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    13.510   $    11.834  $    12.658   $    12.010  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.400   $    13.510  $    11.834   $    12.658  $   12.010
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    14.011   $    12.274  $    12.951   $    12.110  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.611   $    14.011  $    12.274   $    12.951  $   12.110
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.158         3.142        4.328         5.987       2.850
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    14.651   $    11.435  $    12.558   $    12.693  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.950   $    14.651  $    11.435   $    12.558  $   12.693
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       6.242         3.050        4.517         5.574       4.560
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    10.165   $     9.570  $    10.122   $    10.103  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.455   $    10.165  $     9.570   $    10.122  $   10.103
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.276         2.277        6.341         8.295       2.212
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.683   $    10.262  $    10.619   $    10.200  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.009   $    10.683  $    10.262   $    10.619  $   10.200
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      78.347        80.032       98.600        37.015       0.393
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.487   $    10.285  $    10.562   $    10.101  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.544   $    10.487  $    10.285   $    10.562  $   10.101
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.704         4.756        3.499         3.691       0.000
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $     9.367   $     9.511  $    10.004   $    10.090  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.380   $     9.367  $     9.511   $    10.004  $   10.090
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      15.556        14.977       17.430        20.609       0.397
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.304   $     9.562  $    10.418   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.688   $    10.304  $     9.562   $    10.418          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      19.201        30.347        9.470        24.876          NA
------------------------------------------------------------------------------------------------------------------------------------

APP B-10


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $     9.614   $     9.382  $    10.000            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.223   $     9.614  $     9.382            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000            NA          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $     9.738   $     9.679  $    10.378   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.271   $     9.738  $     9.679   $    10.378          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       4.019         4.107        4.194         3.493          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.213   $     9.969  $    10.392   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.512   $    10.213  $     9.969   $    10.392          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       7.356         7.499        0.773         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $     9.615   $     9.426  $    10.000            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.867   $     9.615  $     9.426            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       8.748         9.276        0.000            NA          NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.567   $    10.216  $    10.681   $    10.130  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.957   $    10.567  $    10.216   $    10.681  $   10.130
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      66.262        83.700       52.142        33.587       0.000
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    11.190   $    10.856  $    10.943   $    10.169  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.559   $    11.190  $    10.856   $    10.943  $   10.169
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     102.470       138.857      159.121        58.180       0.000
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                        $     9.801   $     9.540  $    10.287   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.916   $     9.801  $     9.540   $    10.287          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO -- ADVISOR SHARES (CLOSED
  TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE
  EFFECTIVE 05/01/2015)
  UNIT VALUE:
     Beginning of Period                                        $     9.035   $     9.151  $     9.771   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.354   $     9.035  $     9.151   $     9.771          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES (CLOSED TO NEW AND
  SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE
  04/20/2018; LIQUIDATED AND INVESTED IN INVESCO V.I. GOVERNMENT MONEY MARKET
  FUND ON 04/27/2018)
  UNIT VALUE:
     Beginning of Period                                        $     9.365   $     9.441  $     9.809   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.007   $     9.365  $     9.441   $     9.809          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.032   $    13.548  $    13.659   $    12.967  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.823   $    14.032  $    13.548   $    13.659  $   12.967
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.639         3.296        5.131         5.687       3.759
------------------------------------------------------------------------------------------------------------------------------------

APP B-11


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.978   $    13.275  $    13.675   $    12.325  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.419   $    14.978  $    13.275   $    13.675  $   12.325
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       5.631         6.289        7.455         8.520       7.595
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH
  OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                 NA            NA           NA   $    12.693  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                       NA            NA           NA            NA  $   12.693
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                          NA            NA           NA            NA       4.867
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    12.092   $    12.376  $    11.276   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.495   $    12.092  $    12.376   $    11.276          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.535         4.139        3.895         5.444          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    11.025   $     9.823  $    10.453   $    10.376  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.650   $    11.025  $     9.823   $    10.453  $   10.376
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.070         0.070        0.573         0.569       0.000
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.999   $    11.067  $    11.057   $    11.715  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.538   $    10.999  $    11.067   $    11.057  $   11.715
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.846         1.069        2.130         2.212       1.166
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.101   $     9.848  $    10.089   $     9.700  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.418   $    10.101  $     9.848   $    10.089  $    9.700
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.984         3.389        1.473         1.486       0.950
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.274   $    12.777  $    13.426   $    12.274  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.168   $    14.274  $    12.777   $    13.426  $   12.274
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.293        0.353         0.377       2.991
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (MERGED INTO BLACKROCK S&P 500 INDEX V.I.
  FUND ON 04/20/2018; REORGANIZED FROM HARTFORD INDEX HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                        $    14.889   $    13.601  $    13.722   $    12.350  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.732   $    14.889  $    13.601   $    13.722  $   12.350
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         1.933       1.233
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (MERGED INTO BLACKROCK
  MANAGED VOLATILITY V.I. FUND ON 04/20/2018; REORGANIZED FROM HARTFORD PORTFOLIO
  DIVERSIFIER HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                        $     7.765   $     8.262  $     8.553   $     8.866  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     7.389   $     7.765  $     8.262   $     8.553  $    8.866
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      10.942        15.363       24.995        43.431      56.969
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    10.590   $     9.645  $    10.246   $     9.844  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.453   $    10.590  $     9.645   $    10.246  $    9.844
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      10.484        10.498        9.369         9.491       9.592
------------------------------------------------------------------------------------------------------------------------------------

APP B-12


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    12.840   $    11.852  $    12.806   $    12.060  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.271   $    12.840  $    11.852   $    12.806  $   12.060
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.491        0.571         0.594       4.573
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                        $     9.391   $     9.537  $     9.695   $     9.855  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.289   $     9.391  $     9.537   $     9.695  $    9.855
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.064
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    10.437   $    10.674  $    11.132   $    11.296  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.612   $    10.437  $    10.674   $    11.132  $   11.296
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.039         3.627        5.066         7.990       9.179
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    12.896   $    11.574  $    12.280   $    11.973  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.559   $    12.896  $    11.574   $    12.280  $   11.973
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.748         2.634        4.197         4.375       5.186
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    13.033   $    11.835  $    12.751   $    12.686  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.594   $    13.033  $    11.835   $    12.751  $   12.686
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       2.750         3.785        4.255         5.971       7.558
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    11.562   $    10.471  $    10.800   $    10.512  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.433   $    11.562  $    10.471   $    10.800  $   10.512
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       7.874         3.588        2.366         2.462       2.164
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    14.303   $    12.550  $    13.200   $    12.513  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.854   $    14.303  $    12.550   $    13.200  $   12.513
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.128         0.461        1.061         4.485       5.014
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    13.333   $    13.376  $    13.225   $    12.663  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.136   $    13.333  $    13.376   $    13.225  $   12.663
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.288         1.540        2.360         1.612       1.648
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.657   $    14.568  $    13.788   $    12.885  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    18.918   $    14.657  $    14.568   $    13.788  $   12.885
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.894         0.945        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    12.824   $    12.542  $    11.980   $    12.031  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.014   $    12.824  $    12.542   $    11.980  $   12.031
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.134         2.958        1.787         3.017       3.183
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.132   $    13.250  $    13.463   $    12.351  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.119   $    14.132  $    13.250   $    13.463  $   12.351
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

APP B-13


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    12.168   $    11.358  $    11.788   $    12.942  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.136   $    12.168  $    11.358   $    11.788  $   12.942
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         1.510        1.722         4.413       4.028
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.950   $    13.345  $    13.681   $    12.608  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.275   $    14.950  $    13.345   $    13.681  $   12.608
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.113         1.053        3.848         4.497       7.653
------------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $     9.622   $     8.655  $     9.680   $     9.786  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.742   $     9.622  $     8.655   $     9.680  $    9.786
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.077         0.080        5.798         6.612       8.852
------------------------------------------------------------------------------------------------------------------------------------

  PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $    10.782   $    10.170  $    11.349   $    11.422  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.058   $    10.782  $    10.170   $    11.349  $   11.422
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $     9.848   $     9.764  $     9.897   $     9.664  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.148   $     9.848  $     9.764   $     9.897  $    9.664
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.440         3.965        3.329         5.510       1.695
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.539   $    12.993  $    13.610   $    12.269  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.003   $    14.539  $    12.993   $    13.610  $   12.269
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.932         1.272        3.755         2.755       5.395
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.055   $    10.000           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.961   $    10.055           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.282           NA            NA          NA
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    10.185   $    10.141  $    10.452   $     9.971  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    10.590   $    10.185  $    10.141   $    10.452  $    9.971
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB (MERGED INTO PUTNAM VT GROWTH
  OPPORTUNITIES FUND ON 11/18/2016)
  UNIT VALUE:
     Beginning of Period                                                 NA   $    13.483  $    14.585   $    13.501  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                       NA            NA  $    13.483   $    14.585  $   13.501
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                          NA            NA        1.218         3.297       3.732
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $     9.962   $     9.447  $    10.278   $    11.758  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.439   $     9.962  $     9.447   $    10.278  $   11.758
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.043         0.493        1.857         3.082       5.794
------------------------------------------------------------------------------------------------------------------------------------

APP B-14


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $     9.492   $     9.371  $     9.955   $     9.942  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.511   $     9.492  $     9.371   $     9.955  $    9.942
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.557         1.924        5.423         8.960      10.733
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                        $    11.630   $    10.790  $    11.726   $    12.262  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.556   $    11.630  $    10.790   $    11.726  $   12.262
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000       0.000
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                        $    10.358   $     9.937  $    10.587   $    10.456  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.262   $    10.358  $     9.937   $    10.587  $   10.456
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      47.223        56.610       59.916       103.262      68.914
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                        $    10.090   $     9.751  $    10.952   $    11.037  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.622   $    10.090  $     9.751   $    10.952  $   11.037
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      30.658        33.774      103.778       188.226      82.568
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                        $    10.451   $    10.024  $    10.911   $    10.812  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.685   $    10.451  $    10.024   $    10.911  $   10.812
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      56.819        82.665       92.728       200.609     136.680
------------------------------------------------------------------------------------------------------------------------------------



FORERETIREMENT VARIABLE ANNUITY
L-SHARE
                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                          2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP GROWTH FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    14.442   $    13.999  $    13.524   $    12.299  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.620   $    14.442  $    13.999   $    13.524  $   12.299
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       68.203        99.318      108.247       133.125     118.407
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP MID CAP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    16.584   $    13.650  $    14.008   $    12.172  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.303   $    16.584  $    13.650   $    14.008  $   12.172
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       26.226        31.939       33.101        36.522      30.699
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VP VALUE FUND -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    15.506   $    13.021  $    13.703   $    12.260  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    16.669   $    15.506  $    13.021   $    13.703  $   12.260
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       13.715        14.881       22.266        20.333      18.271
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GLOBAL GROWTH AND INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    12.647   $    11.934  $    12.250   $    11.738  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    15.755   $    12.647  $    11.934   $    12.250  $   11.738
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       15.511        24.476       12.808        11.387       8.284
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    15.123   $    13.986  $    13.254   $    12.368  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    19.163   $    15.123  $    13.986   $    13.254  $   12.368
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      141.778       164.706      179.747       192.508     188.252
------------------------------------------------------------------------------------------------------------------------------------

APP B-15


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                         2017          2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) GROWTH-INCOME FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    15.288  $    13.879   $    13.851   $   12.679   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.478  $    15.288   $    13.879   $   13.851   $   12.679
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      108.787      122.888       130.559      141.935      118.239
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) INTERNATIONAL FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    10.795  $    10.564   $    11.202   $   11.649   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.097  $    10.795   $    10.564   $   11.202   $   11.649
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       65.370       89.251        93.926       96.155       86.657
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) MANAGED RISK ASSET ALLOCATION FUND -- CLASS P2
  UNIT VALUE:
     Beginning of Period                                         $    12.212  $    11.510   $    11.763   $   11.557   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.867  $    12.212   $    11.510   $   11.763   $   11.557
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                    11270.280    11859.109     12188.158    14021.595     8296.725
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS INSURANCE SERIES(R) NEW WORLD FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $     9.797  $     9.420   $     9.847   $   10.826   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.518  $     9.797   $     9.420   $    9.847   $   10.826
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        3.657       10.980         9.338        9.211        5.257
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK CAPITAL APPRECIATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                         $    14.403  $    14.567   $    13.801   $   12.841   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.958  $    14.403   $    14.567   $   13.801   $   12.841
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       15.495       17.569        17.123       18.639       18.650
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK EQUITY DIVIDEND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                         $    14.376  $    12.511   $    12.741   $   11.799   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    16.581  $    14.376   $    12.511   $   12.741   $   11.799
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       26.006       26.960        29.563       32.271       30.820
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                         $    11.252  $    10.948   $    11.170   $   11.068   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.667  $    11.252   $    10.948   $   11.170   $   11.068
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       60.785       65.116        83.967       42.020       33.622
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK HIGH YIELD V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                         $    11.480  $    10.289   $    10.816   $   10.668   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.157  $    11.480   $    10.289   $   10.816   $   10.668
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       18.160       18.987        24.675       24.442       16.803
------------------------------------------------------------------------------------------------------------------------------------

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND -- CLASS III
  UNIT VALUE:
     Beginning of Period                                         $     9.938  $     9.950   $    10.051   $    9.627   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     9.947  $     9.938   $     9.950   $   10.051   $    9.627
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        8.168        7.095        12.485        1.279        1.286
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    11.771  $    10.441   $    11.357   $   10.975   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.767  $    11.771   $    10.441   $   11.357   $   10.975
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       10.486        8.339         6.626       10.353        0.618
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL SHARES VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    13.803  $    12.024   $    12.791   $   12.069   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.793  $    13.803   $    12.024   $   12.791   $   12.069
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       80.329       92.138       109.339      119.383      113.912
------------------------------------------------------------------------------------------------------------------------------------

APP B-16


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                          2017         2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN RISING DIVIDENDS VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    14.315   $   12.471   $    13.087   $   12.170   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    17.065   $   14.315   $    12.471   $   13.087   $   12.170
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       22.099       27.900        31.836       41.252       45.831
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL CAP VALUE VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    14.969   $   11.619   $    12.690   $   12.757   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    16.386   $   14.969   $    11.619   $   12.690   $   12.757
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       16.246       21.763        25.359       34.862       31.031
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN STRATEGIC INCOME VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    10.385   $    9.724   $    10.229   $   10.154   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.741   $   10.385   $     9.724   $   10.229   $   10.154
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       15.614       22.348        20.760       19.418       15.787
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC AMERICAN FUNDS(R) MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.868   $   10.383   $    10.684   $   10.207   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.283   $   10.868   $    10.383   $   10.684   $   10.207
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1478.876     1778.462      1950.207     1918.148      305.217
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.668   $   10.406   $    10.627   $   10.107   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.808   $   10.668   $    10.406   $   10.627   $   10.107
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      532.321      639.051       582.828      509.414       49.123
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.529   $    9.623   $    10.066   $   10.097   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.618   $    9.529   $     9.623   $   10.066   $   10.097
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     2821.558     2985.255      3352.997     3362.030      353.582
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.456   $    9.650   $    10.456   $   10.000           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.926   $   10.456   $     9.650   $   10.456           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1699.120     1489.846       731.745      206.771           NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.702   $    9.417   $    10.000           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.374   $    9.702   $     9.417           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       32.414       45.529        24.529           NA           NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.882   $    9.768   $    10.417   $   10.000           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.501   $    9.882   $     9.768   $   10.417           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1521.983     1710.504      2471.040     1839.724           NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $    10.364   $   10.061   $    10.430   $   10.000           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.746   $   10.364   $    10.061   $   10.430           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      183.450      231.171       192.675        2.658           NA
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                         $     9.703   $    9.460   $    10.000           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.027   $    9.703   $     9.460           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       68.766       79.207         5.705           NA           NA
------------------------------------------------------------------------------------------------------------------------------------

APP B-17


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    10.750   $    10.336  $    10.747   $    10.136  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.231   $    10.750  $    10.336   $    10.747  $   10.136
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                    1188.242      1360.725     1425.588       963.703     134.218
------------------------------------------------------------------------------------------------------------------------------------

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO -- CLASS II
  UNIT VALUE:
     Beginning of Period                                        $    11.383   $    10.983  $    11.011   $    10.176  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.847   $    11.383  $    10.983   $    11.011  $   10.176
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                    3749.783      4120.978     3732.848      1911.115      48.463
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND -- SERVICE SHARES
  UNIT VALUE:
     Beginning of Period                                        $     9.946   $     9.628  $    10.325   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.138   $     9.946  $     9.628   $    10.325          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO -- ADVISOR SHARES (CLOSED
  TO NEW AND SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE
  EFFECTIVE 05/01/2015)
  UNIT VALUE:
     Beginning of Period                                        $     9.169   $     9.235  $     9.807   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.545   $     9.169  $     9.235   $     9.807          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS STRATEGIC INCOME FUND -- ADVISOR SHARES (CLOSED TO NEW AND
  SUBSEQUENT PREMIUM PAYMENTS AND TRANSFERS OF CONTRACT VALUE EFFECTIVE
  04/20/2018; LIQUIDATED AND INVESTED IN INVESCO V.I. GOVERNMENT MONEY MARKET
  FUND ON 04/27/2018)
  UNIT VALUE:
     Beginning of Period                                        $     9.503   $     9.528  $     9.845   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $     9.190   $     9.503  $     9.528   $     9.845          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       0.000         0.000        0.000         0.000          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD CAPITAL APPRECIATION HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    14.337   $    13.766  $    13.803   $    13.032  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.283   $    14.337  $    13.766   $    13.803  $   13.032
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      11.204        13.668       19.098        25.874      24.175
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD DIVIDEND AND GROWTH HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    15.302   $    13.489  $    13.819   $    12.387  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.894   $    15.302  $    13.489   $    13.819  $   12.387
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      26.964        34.989       42.263        46.010      47.442
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH HLS FUND -- CLASS IB (MERGED INTO HARTFORD GROWTH
  OPPORTUNITIES HLS FUND ON 06/20/2014)
  UNIT VALUE:
     Beginning of Period                                                 NA            NA           NA   $    12.756  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                       NA            NA           NA            NA  $   12.756
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                          NA            NA           NA            NA       8.455
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD GROWTH OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    12.271   $    12.490  $    11.318   $    10.000          NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.810   $    12.271  $    12.490   $    11.318          NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       3.172         7.110       12.119        13.100          NA
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD HIGH YIELD HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                        $    11.265   $     9.981  $    10.563   $    10.428  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.968   $    11.265  $     9.981   $    10.563  $   10.428
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       1.530         4.067        2.114         3.769       0.000
------------------------------------------------------------------------------------------------------------------------------------

APP B-18


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                         2017          2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    11.238  $    11.245   $    11.173   $   11.773   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.908  $    11.238   $    11.245   $   11.173   $   11.773
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       10.415       12.654        14.562       15.985       15.094
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD TOTAL RETURN BOND HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    10.320  $    10.007   $    10.195   $    9.749   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.702  $    10.320   $    10.007   $   10.195   $    9.749
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       76.021       74.071        75.695       61.774       48.950
------------------------------------------------------------------------------------------------------------------------------------

HARTFORD VALUE HLS FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    14.583  $    12.982   $    13.568   $   12.335   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    16.609  $    14.583   $    12.982   $   13.568   $   12.335
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       13.879       16.952        16.827       15.054       20.212
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT INDEX FUND -- CLASS IB (MERGED INTO BLACKROCK S&P 500 INDEX V.I.
  FUND ON 04/20/2018; REORGANIZED FROM HARTFORD INDEX HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                         $    15.212  $    13.820   $    13.866   $   12.412   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    18.216  $    15.212   $    13.820   $   13.866   $   12.412
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       52.489       66.886        81.855       91.768      203.057
------------------------------------------------------------------------------------------------------------------------------------

HIMCO VIT PORTFOLIO DIVERSIFIER FUND -- CLASS IB (MERGED INTO BLACKROCK
  MANAGED VOLATILITY V.I. FUND ON 04/20/2018; REORGANIZED FROM HARTFORD PORTFOLIO
  DIVERSIFIER HLS FUND ON 10/20/2014)
  UNIT VALUE:
     Beginning of Period                                         $     7.933  $     8.395   $     8.643   $    8.910   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     7.591  $     7.933   $     8.395   $    8.643   $    8.910
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1431.076     1487.388      1490.691     1736.465     1843.640
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. BALANCED-RISK ALLOCATION FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    10.820  $     9.800   $    10.354   $    9.893   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.766  $    10.820   $     9.800   $   10.354   $    9.893
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       25.809       26.085        28.472       28.657       40.539
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    13.118  $    12.043   $    12.941   $   12.120   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.660  $    13.118   $    12.043   $   12.941   $   12.120
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       22.526       27.476        26.815       23.491       24.102
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. GOVERNMENT MONEY MARKET FUND -- SERIES I
  UNIT VALUE:
     Beginning of Period                                         $     9.594  $     9.691   $     9.797   $    9.904   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     9.543  $     9.594   $     9.691   $    9.797   $    9.904
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        6.590       18.644         1.272        0.000        0.000
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. INTERNATIONAL GROWTH FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    10.663  $    10.846   $    11.249   $   11.352   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    12.957  $    10.663   $    10.846   $   11.249   $   11.352
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       51.721       66.011        69.445       85.770       89.836
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. MID CAP CORE EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                         $    13.176  $    11.760   $    12.410   $   12.033   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    14.957  $    13.176   $    11.760   $   12.410   $   12.033
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                        7.946        8.820        10.995       12.405        7.623
------------------------------------------------------------------------------------------------------------------------------------

APP B-19


--------------------------------------------------------------------------

                                                                                       AS OF DECEMBER 31,
                                                                --------------------------------------------------------------------
SUB-ACCOUNT                                                         2017         2016          2015         2014         2013
------------------------------------------------------------------------------------------------------------------------------------

INVESCO V.I. SMALL CAP EQUITY FUND -- SERIES II
  UNIT VALUE:
     Beginning of Period                                        $    13.315   $    12.025  $    12.886   $    12.749  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    14.993   $    13.315  $    12.025   $    12.886  $   12.749
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      15.798        18.268       21.621        18.712      19.450
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT BOND DEBENTURE PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    11.812   $    10.640  $    10.914   $    10.564  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    12.772   $    11.812  $    10.640   $    10.914  $   10.564
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      20.273        22.397       23.403        20.583      14.916
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    14.613   $    12.752  $    13.339   $    12.575  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.287   $    14.613  $    12.752   $    13.339  $   12.575
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      40.505        48.660       63.095        70.142      92.903
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO -- CLASS VC
  UNIT VALUE:
     Beginning of Period                                        $    13.622   $    13.591  $    13.364   $    12.726  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.577   $    13.622  $    13.591   $    13.364  $   12.726
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       4.467         4.814        7.316         5.684       6.789
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) GROWTH SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.975   $    14.802  $    13.934   $    12.949  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    19.435   $    14.975  $    14.802   $    13.934  $   12.949
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      30.014        43.876       40.239        41.722      38.520
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INTERNATIONAL VALUE PORTFOLIO -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    13.102   $    12.744  $    12.107   $    12.091  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    16.451   $    13.102  $    12.744   $    12.107  $   12.091
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      14.821        16.871       18.424        18.251      15.566
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) INVESTORS TRUST SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    14.438   $    13.463  $    13.605   $    12.412  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.587   $    14.438  $    13.463   $    13.605  $   12.412
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      10.775        13.480       18.796        19.175      18.092
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) NEW DISCOVERY SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    12.432   $    11.541  $    11.912   $    13.007  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    15.549   $    12.432  $    11.541   $    11.912  $   13.007
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      12.788        14.457       19.046        25.252      26.055
------------------------------------------------------------------------------------------------------------------------------------

MFS(R) VALUE SERIES -- SERVICE CLASS
  UNIT VALUE:
     Beginning of Period                                        $    15.274   $    13.560  $    13.825   $    12.671  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    17.746   $    15.274  $    13.560   $    13.825  $   12.671
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      58.439        73.238       87.110       114.075      94.611
------------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $     9.831   $     8.794  $     9.782   $     9.835  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    11.035   $     9.831  $     8.794   $     9.782  $    9.835
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      12.282        15.787       26.622        22.507      13.359
------------------------------------------------------------------------------------------------------------------------------------

  PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                        $    11.016   $    10.334  $    11.468   $    11.479  $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                              $    13.414   $    11.016  $    10.334   $    11.468  $   11.479
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      20.536        24.007       19.801        25.671      24.087
------------------------------------------------------------------------------------------------------------------------------------

APP B-20


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                 -------------------------------------------------------------------
SUB-ACCOUNT                                                          2017         2016         2015          2014         2013
------------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN PORTFOLIO -- ADVISOR CLASS
  UNIT VALUE:
     Beginning of Period                                         $    10.061   $    9.922   $    10.002   $    9.712   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.425   $   10.061   $     9.922   $   10.002   $    9.712
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       68.235       73.485        54.652       59.530       43.871
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT EQUITY INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    14.854   $   13.202   $    13.753   $   12.330   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    17.468   $   14.854   $    13.202   $   13.753   $   12.330
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       33.481       40.819        42.303       34.065       32.882
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT GROWTH OPPORTUNITIES FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    10.062   $   10.000            NA           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.040   $   10.062            NA           NA           NA
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       31.231       33.955            NA           NA           NA
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT INCOME FUND -- CLASS IB
  UNIT VALUE:
     Beginning of Period                                         $    10.406   $   10.304   $    10.562   $   10.021   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    10.879   $   10.406   $    10.304   $   10.562   $   10.021
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       50.307       48.402        52.716       50.125       45.524
------------------------------------------------------------------------------------------------------------------------------------

PUTNAM VT VOYAGER FUND -- CLASS IB (MERGED INTO PUTNAM VT GROWTH
  OPPORTUNITIES FUND ON 11/18/2016)
  UNIT VALUE:
     Beginning of Period                                                  NA   $   13.700   $    14.739   $   13.568   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                        NA           NA   $    13.700   $   14.739   $   13.568
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                           NA           NA        27.423       35.431       47.272
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON FOREIGN VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    10.178   $    9.599   $    10.386   $   11.817   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.752   $   10.178   $     9.599   $   10.386   $   11.817
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       39.152       50.970        51.078       55.043       42.089
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $     9.698   $    9.522   $    10.060   $    9.992   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $     9.771   $    9.698   $     9.522   $   10.060   $    9.992
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                      187.246      204.018       204.585      204.427       78.870
------------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GROWTH VIP FUND -- CLASS 4
  UNIT VALUE:
     Beginning of Period                                         $    11.882   $   10.963   $    11.849   $   12.323   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    13.926   $   11.882   $    10.963   $   11.849   $   12.323
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                       30.293       39.835        49.447       57.444       68.575
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                         $    10.582   $   10.097   $    10.699   $   10.508   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.569   $   10.582   $    10.097   $   10.699   $   10.508
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     1581.163     1908.431      2179.709     2397.555     1673.639
------------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                         $    10.308   $    9.908   $    11.067   $   11.092   $   10.000
------------------------------------------------------------------------------------------------------------------------------------
     End of Period                                               $    11.940   $   10.308   $     9.908   $   11.067   $   11.092
------------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in
     thousands)                                                     5883.673     6743.075      7857.406     9652.409     6426.915
------------------------------------------------------------------------------------------------------------------------------------

APP B-21


--------------------------------------------------------------------------

                                                                                        AS OF DECEMBER 31,
                                                                  -----------------------------------------------------------------
SUB-ACCOUNT                                                          2017         2016         2015          2014        2013
-----------------------------------------------------------------------------------------------------------------------------------

TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO -- CLASS 3
  UNIT VALUE:
     Beginning of Period                                          $   10.677   $    10.185  $    11.026  $    10.866   $  10.000
-----------------------------------------------------------------------------------------------------------------------------------
     End of Period                                                $   12.004   $    10.677  $    10.185  $    11.026   $  10.866
-----------------------------------------------------------------------------------------------------------------------------------
     Number of Units Outstanding at End of Period (in thousands)    3631.709      4390.702     5072.758     5752.223    4934.031
-----------------------------------------------------------------------------------------------------------------------------------

APP C-1


--------------------------------------------------------------------------
APPENDIX C -- FUND DATA

                                                                INVESTMENT                                    INVESTMENT
FUNDING OPTION                                               OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Balanced-Risk Allocation       Seeks total return with a low to moderate      Invesco Advisers, Inc.
      Fund -- Series II                        correlation to traditional financial market
                                               indices.

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Core Equity Fund --            Seeks long-term growth of capital.             Invesco Advisers, Inc.
      Series II

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Government Money Market        Seeks to provide current income                Invesco Advisers, Inc.
      Fund -- Series I                         consistent with preservation of capital and
                                               liquidity.

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. International Growth           Seeks long-term growth of capital.             Invesco Advisers, Inc.
      Fund -- Series II

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Mid Cap Core Equity            Seeks long-term growth of capital.             Invesco Advisers, Inc.
      Fund -- Series II

------------------------------------------------------------------------------------------------------------------------------------
   Invesco V.I. Small Cap Equity Fund --       Seeks long-term growth of capital.             Invesco Advisers, Inc.
      Series II

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Growth Fund --          Seeks long-term capital growth.                American Century Investment
      Class II                                                                                Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Mid Cap Value           Seeks long-term capital growth. Income is      American Century Investment
      Fund -- Class II                         a secondary objective.                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   American Century VP Value Fund --           Seeks long-term capital growth. Income is      American Century Investment
      Class II                                 a secondary objective.                         Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
------------------------------------------------------------------------------------------------------------------------------------
   Global Growth and Income Fund --            Seeks to provide long-term growth of           Capital Research and Management
      Class 4                                  capital while providing current income.        Company

------------------------------------------------------------------------------------------------------------------------------------
   Growth Fund -- Class 4                      Seeks to provide growth of capital.            Capital Research and Management
                                                                                              Company

------------------------------------------------------------------------------------------------------------------------------------
   Growth-Income Fund -- Class 4               Seeks to achieve long-term growth of           Capital Research and Management
                                               capital and income.                            Company

------------------------------------------------------------------------------------------------------------------------------------
   International Fund -- Class 4               Seeks to provide long-term growth of           Capital Research and Management
                                               capital.                                       Company

------------------------------------------------------------------------------------------------------------------------------------
   Managed Risk Asset Allocation Fund --       Seeks high total return (including income      Capital Research and Management
      Class P2 (1)                             and capital gains) consistent with             Company
                                               preservation of capital over the long term     Sub-advised by Milliman Financial Risk
                                               while seeking to manage volatility and         Management LLC
                                               provide downside protection.

------------------------------------------------------------------------------------------------------------------------------------
   New World Fund -- Class 4                   Seeks long-term capital appreciation.          Capital Research and Management
                                                                                              Company

------------------------------------------------------------------------------------------------------------------------------------
BLACKROCK VARIABLE SERIES FUNDS, INC.
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Capital Appreciation V.I.         Seeks long-term growth of capital.             BlackRock Advisors, LLC
      Fund -- Class III

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Equity Dividend V.I. Fund --      Seek long-term total return and current        BlackRock Advisors, LLC
      Class III                                income.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Global Allocation V.I. Fund --    Seeks high total investment return.            BlackRock Advisors, LLC
      Class III

------------------------------------------------------------------------------------------------------------------------------------

APP C-2


--------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          Seeks to maximize total return, consistent
      Class III                               with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Managed Volatility V.I.          Seeks a level of current income and degree
      Fund -- Class III (1)                   of stability of principal not normally
                                              available from an investment solely in
                                              equity securities, as well as the opportunity
                                              for capital appreciation greater than is
                                              normally available from an investment
                                              solely in debt securities.

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --       Seeks investment results that, before
      Class III                               expenses, correspond to the aggregate
                                              price and yield performance of the
                                              Standard & Poor's 500 Index (the
                                              "S&P 500").

------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        Seeks to maximize total return, consistent
      Fund -- Class III                       with income generation and prudent
                                              investment management.

------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)          Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (1)  income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk      Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Global           Seeks to provide capital appreciation and
      Allocation Managed Risk Portfolio --    income while seeking to manage volatility.
      Class II (1)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and      Seeks to provide capital appreciation and
      Income Managed Risk Portfolio --        income while seeking to manage volatility.
      Class II (1)


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic      Seeks to provide capital appreciation and
      Trends Allocation Portfolio --          income while seeking to manage volatility.
      Class II (1)

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk        Seeks to provide capital appreciation and
      Portfolio -- Class II (1)               income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth            Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (1)  income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical             Seeks to provide capital appreciation and
      Allocation Portfolio -- Class II (1)    income while seeking to manage volatility.


------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed     Seeks to provide capital appreciation and
      Risk Portfolio -- Class II (1)          income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------

                                                              INVESTMENT
FUNDING OPTION                                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   BlackRock High Yield V.I. Fund --          BlackRock Advisors, LLC
      Class III


------------------------------------------------------------------------------------------------------------------------------------
   BlackRock Managed Volatility V.I.          BlackRock Advisors, LLC
      Fund -- Class III (1)                   Sub-advised by BlackRock International
                                              Limited Edinburgh; BlackRock Asset
                                              Management North Asia Limited;
                                              BlackRock (Singapore) Limited



------------------------------------------------------------------------------------------------------------------------------------
   BlackRock S&P 500 Index V.I. Fund --       BlackRock Advisors, LLC
      Class III




------------------------------------------------------------------------------------------------------------------------------------
   BlackRock U.S. Government Bond V.I.        BlackRock Advisors, LLC
      Fund -- Class III


------------------------------------------------------------------------------------------------------------------------------------
FORETHOUGHT VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic American Funds(R)          Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (1)  Sub-advised by Milliman Financial Risk
                                              Management LLC and Wilshire Associates
                                              Incorporated

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Balanced Managed Risk      Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC and BlackRock Financial
                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic BlackRock Global           Global Atlantic Investment Advisors, LLC
      Allocation Managed Risk Portfolio --    Sub-advised by Milliman Financial Risk
      Class II (1)                            Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Franklin Dividend and      Global Atlantic Investment Advisors, LLC
      Income Managed Risk Portfolio --        Sub-advised by Milliman Financial Risk
      Class II (1)                            Management LLC and Franklin Advisers,
                                              Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Goldman Sachs Dynamic      Global Atlantic Investment Advisors, LLC
      Trends Allocation Portfolio --          Sub-advised by Goldman Sachs Asset
      Class II (1)                            Management, L.P.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Growth Managed Risk        Global Atlantic Investment Advisors, LLC
      Portfolio -- Class II (1)               Sub-advised by Milliman Financial Risk
                                              Management LLC and BlackRock Financial
                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Moderate Growth            Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (1)  Sub-advised by Milliman Financial Risk
                                              Management LLC and BlackRock Financial
                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic PIMCO Tactical             Global Atlantic Investment Advisors, LLC
      Allocation Portfolio -- Class II (1)    Sub-advised by Pacific Investment
                                              Management Company LLC

------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Select Advisor Managed     Global Atlantic Investment Advisors, LLC
      Risk Portfolio -- Class II (1)          Sub-advised by Milliman Financial Risk
                                              Management LLC and Wilshire Associates
                                              Incorporated

------------------------------------------------------------------------------------------------------------------------------------

APP C-3


--------------------------------------------------------------------------

                                                               INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research        Seeks to provide capital appreciation and
      Managed Risk Portfolio -- Class II (1)  income while seeking to manage volatility.



------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Seeks to maximize income while
                                              maintaining prospects for capital
                                              appreciation.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Seeks capital appreciation, with income as
      Class 4                                 a secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Seeks long-term capital appreciation, with
      Class 4                                 preservation of capital as an important
                                              consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Seeks long-term total return.
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income VIP Fund --      Seeks a high level of current income, with
      Class 4                                 capital appreciation over the long term as a
                                              secondary goal.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign VIP Fund -- Class 4      Seeks long-term capital growth.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --          Seeks high current income, consistent with
      Class 4                                 preservation of capital, with capital
                                              appreciation as a secondary consideration.

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Growth VIP Fund -- Class 4       Seeks long-term capital growth.

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Global Trends Allocation     Seeks total return while seeking to provide
      Fund -- Service Shares                  volatility management.

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Multi-Strategy               Seeks long-term growth of capital.
      Alternatives Portfolio -- Advisor
      Shares (2)

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities HLS          Seeks capital appreciation.
      Fund -- Class IB



------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS          Seeks growth of capital.
      Fund -- Class IB



------------------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS           Seeks a high level of current income
      Fund -- Class IB                        consistent with growth of capital.



------------------------------------------------------------------------------------------------------------------------------------
   Hartford High Yield HLS Fund --            Seeks to provide high current income, and
      Class IB                                long-term total return.



------------------------------------------------------------------------------------------------------------------------------------

                                                              INVESTMENT
FUNDING OPTION                                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Global Atlantic Wellington Research        Global Atlantic Investment Advisors, LLC
      Managed Risk Portfolio -- Class II (1)  Sub-advised by Milliman Financial Risk
                                              Management LLC and Wellington
                                              Management Company LLP

------------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Franklin Income VIP Fund -- Class 4        Franklin Advisers, Inc.



------------------------------------------------------------------------------------------------------------------------------------
   Franklin Mutual Shares VIP Fund --         Franklin Mutual Advisers, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Rising Dividends VIP Fund --      Franklin Advisers, Inc.
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Franklin Small Cap Value VIP Fund --       Franklin Advisory Services, LLC
      Class 4

------------------------------------------------------------------------------------------------------------------------------------
   Franklin Strategic Income VIP Fund --      Franklin Advisers, Inc.
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Templeton Foreign VIP Fund -- Class 4      Templeton Investment Counsel, LLC

------------------------------------------------------------------------------------------------------------------------------------
   Templeton Global Bond VIP Fund --          Franklin Advisers, Inc.
      Class 4


------------------------------------------------------------------------------------------------------------------------------------
   Templeton Growth VIP Fund -- Class 4       Templeton Global Advisors Limited

------------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Global Trends Allocation     Goldman Sachs Asset Management, L.P.
      Fund -- Service Shares

------------------------------------------------------------------------------------------------------------------------------------
   Goldman Sachs Multi-Strategy               Goldman Sachs Asset Management, L.P.
      Alternatives Portfolio -- Advisor
      Shares (2)

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD HLS SERIES FUND II, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Growth Opportunities HLS          Hartford Funds Management Company,
      Fund -- Class IB                        LLC
                                              Sub-advised by Wellington Management
                                              Company LLP

------------------------------------------------------------------------------------------------------------------------------------
HARTFORD SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Hartford Capital Appreciation HLS          Hartford Funds Management Company,
      Fund -- Class IB                        LLC
                                              Sub-advised by Wellington Management
                                              Company LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Dividend and Growth HLS           Hartford Funds Management Company,
      Fund -- Class IB                        LLC
                                              Sub-advised by Wellington Management
                                              Company LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford High Yield HLS Fund --            Hartford Funds Management Company,
      Class IB                                LLC
                                              Sub-advised by Wellington Management
                                              Company LLP

------------------------------------------------------------------------------------------------------------------------------------

APP C-4


--------------------------------------------------------------------------

                                                               INVESTMENT                                   INVESTMENT
FUNDING OPTION                                              OBJECTIVE SUMMARY                           ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   Hartford International Opportunities       Seeks long-term growth of capital.            Hartford Funds Management Company,
      HLS Fund -- Class IB                                                                  LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Total Return Bond HLS             Seeks a competitive total return, with        Hartford Funds Management Company,
      Fund -- Class IB                        income as a secondary objective.              LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company LLP

------------------------------------------------------------------------------------------------------------------------------------
   Hartford Value HLS Fund -- Class IB        Seeks long-term total return.                 Hartford Funds Management Company,
                                                                                            LLC
                                                                                            Sub-advised by Wellington Management
                                                                                            Company LLP

------------------------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------------
   Bond Debenture Portfolio -- Class VC       Seeks high current income and the             Lord, Abbett & Co. LLC
                                              opportunity for capital appreciation to
                                              produce a high total return.

------------------------------------------------------------------------------------------------------------------------------------
   Fundamental Equity Portfolio --            Seeks long-term growth of capital and         Lord, Abbett & Co. LLC
      Class VC                                income without excessive fluctuations in
                                              market value.

------------------------------------------------------------------------------------------------------------------------------------
   Growth Opportunities Portfolio --          Seeks capital appreciation.                   Lord, Abbett & Co. LLC
      Class VC

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Growth Series -- Service Class      Seeks capital appreciation.                   MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Investors Trust Series -- Service   Seeks capital appreciation.                   MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) New Discovery Series -- Service     Seeks capital appreciation.                   MFS(R) Investment Management
      Class

------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) Value Series -- Service Class       Seeks capital appreciation.                   MFS(R) Investment Management

------------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST II
------------------------------------------------------------------------------------------------------------------------------------
   MFS(R) International Value Portfolio --    Seeks capital appreciation.                   MFS(R) Investment Management
      Service Class

------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Balanced ETF          Seeks to provide income and capital           ValMark Advisers, Inc.
      Portfolio -- Class 3 (1)                appreciation with less volatility than the    Sub-advised by Milliman Financial Risk
                                              fixed income and equity markets as a          Management LLC
                                              whole.

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Growth ETF            Seeks capital appreciation with less          ValMark Advisers, Inc.
      Portfolio -- Class 3 (1)                volatility than the equity markets as a       Sub-advised by Milliman Financial Risk
                                              whole.                                        Management LLC

------------------------------------------------------------------------------------------------------------------------------------
   TOPS(R) Managed Risk Moderate              Seeks capital appreciation with less          ValMark Advisers, Inc.
      Growth ETF Portfolio -- Class 3 (1)     volatility than the equity markets as a       Sub-advised by Milliman Financial Risk
                                              whole.                                        Management LLC

------------------------------------------------------------------------------------------------------------------------------------
PIMCO EQUITY SERIES VIT
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO StocksPLUS(R) Global                 Seeks total return which exceeds that of its  PIMCO
      Portfolio -- Advisor Class              secondary benchmark index consistent
                                              with prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO All Asset Portfolio -- Advisor       Seeks maximum real return, consistent         PIMCO
      Class                                   with preservation of real capital and         Sub-advised by Research Affiliates, LLC
                                              prudent investment management.

------------------------------------------------------------------------------------------------------------------------------------

APP C-5


--------------------------------------------------------------------------

                                                                INVESTMENT                                    INVESTMENT
FUNDING OPTION                                               OBJECTIVE SUMMARY                            ADVISER/SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
   PIMCO Total Return Portfolio --             Seeks maximum total return, consistent         PIMCO
      Advisor Class                            with preservation of capital and prudent
                                               investment management.

------------------------------------------------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Equity Income Fund --             Seeks capital growth and current income.       Putnam Investment Management, LLC
      Class IB                                                                                Sub-advised by Putnam Investments
                                                                                              Limited (3)

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Growth Opportunities              Seeks capital appreciation.                    Putnam Investment Management, LLC
      Fund -- Class IB                                                                        Sub-advised by Putnam Investments
                                                                                              Limited (3)

------------------------------------------------------------------------------------------------------------------------------------
   Putnam VT Income Fund -- Class IB           Seeks high current income consistent with      Putnam Investment Management, LLC
                                               what Putnam Investment Management,             Sub-advised by Putnam Investments
                                               LLC believes to be prudent risk.               Limited (3)

------------------------------------------------------------------------------------------------------------------------------------


(1)  This Fund employs a managed volatility strategy.


(2) Effective May 1, 2015, the Goldman Sachs Multi-Strategy Alternatives Portfolio is closed to new and subsequent Premium Payments and transfers of Contract Value.



(3) Though the investment adviser has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets.

APP D-1


--------------------------------------------------------------------------


APPENDIX D -- OPTIONAL RIDER INVESTMENT RESTRICTIONS

          ANNUAL LOCK INCOME BENEFIT AND DAILY LOCK INCOME BENEFIT

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit or Daily Lock Income Benefit, you must allocate your Contract Value to one or more of the approved individual Sub-Accounts or to one of the Personal Protection Portfolio listed below. Personal Protection Portfolios are rebalanced monthly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund Global Atlantic American Funds(R) Managed Risk Portfolio
Global Atlantic Balanced Managed Risk Portfolio
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Global Atlantic Growth Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio
Global Atlantic Wellington Research Managed Risk Portfolio
TOPS(R) Managed Risk Balanced ETF Portfolio
TOPS(R) Managed Risk Growth ETF Portfolio
TOPS(R) Managed Risk Moderate Growth ETF Portfolio

IF YOU HAVE ELECTED DAILY LOCK INCOME BENEFIT OR ANNUAL LOCK INCOME BENEFIT AND CHOOSE NOT TO INVEST IN THE PERSONAL PROTECTION PORTFOLIOS, YOU MUST ALLOCATE 100% OF CONTRACT VALUE TO ANY COMBINATION OF THESE APPROVED SUB-ACCOUNTS. AN APPROVED SUB-ACCOUNT CANNOT BE COMBINED WITH PERSONAL PROTECTION PORTFOLIOS
(PPP). ONCE INVESTED IN A PPP MODEL, YOU MAY TRANSFER THE FULL AMOUNT INVESTED TO ANY OF THESE APPROVED SUB-ACCOUNT, HOWEVER, TRANSFERS BACK TO A PPP MODEL WILL NOT BE PERMITTED AS YOU CANNOT TRANSFER ASSETS TO A PPP MODEL ONCE INVESTED IN THESE APPROVED SUB-ACCOUNTS.


                       PERSONAL PROTECTION PORTFOLIOS

AMERICAN PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                              50%
                    ----------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                          20%
                    ----------------------------------------------------------------------------------------
                    American Funds Growth-Income Fund                                                   20%
                    ----------------------------------------------------------------------------------------
                    American Funds International Fund                                                   10%
                    ----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    ----------------------------------------------------------------------------------------


BALANCED PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                  15%
                    -----------------------------------------------------------------------------------------
                    PIMCO StocksPLUS(R) Global Portfolio                                                 15%
                    -----------------------------------------------------------------------------------------
                    BlackRock Capital Appreciation V.I. Fund                                             10%
                    -----------------------------------------------------------------------------------------
                    MFS(R) Growth Series                                                                 10%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------

APP D-2


--------------------------------------------------------------------------
BALANCED PLUS PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    MFS(R) Value Series                                                                  20%
                    ------------------------------------------------------------------------------------------
                    American Century VP Growth Fund                                                      15%
                    ------------------------------------------------------------------------------------------
                    American Century VP Mid Cap Value Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                                5%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


FRANKLIN PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                      20%
                    ------------------------------------------------------------------------------------------
                    Templeton Growth VIP Fund                                                            15%
                    ------------------------------------------------------------------------------------------
                    Franklin Rising Dividends VIP Fund                                                   10%
                    ------------------------------------------------------------------------------------------
                    Franklin Small Cap Value VIP Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


GROWTH PLUS PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Lord Abbett Fundamental Equity Portfolio                                             15%
                    ------------------------------------------------------------------------------------------
                    American Funds Growth Fund                                                           10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Growth Opportunities Fund                                                  10%
                    ------------------------------------------------------------------------------------------
                    MFS(R) New Discovery Series                                                           5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


HARTFORD PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    Hartford Capital Appreciation HLS Fund                                               20%
                    ------------------------------------------------------------------------------------------
                    Hartford Dividend and Growth HLS Fund                                                20%
                    ------------------------------------------------------------------------------------------
                    Hartford International Opportunities HLS Fund                                        10%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


INDEX PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                               50%
                    ------------------------------------------------------------------------------------------
                    BlackRock S&P 500 Index V.I. Fund                                                    50%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    ------------------------------------------------------------------------------------------


VALUE PLUS PORTFOLIO


                    BlackRock Managed Volatility V.I. Fund                                                50%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                         15%
                    ------------------------------------------------------------------------------------------
                    Hartford Value HLS Fund                                                               10%
                    ------------------------------------------------------------------------------------------
                    Putnam VT Equity Income Fund                                                          10%
                    ------------------------------------------------------------------------------------------
                    Templeton Foreign VIP Fund                                                            10%
                    ------------------------------------------------------------------------------------------
                    Invesco V.I. Small Cap Equity Fund                                                     5%
                    ------------------------------------------------------------------------------------------
                    TOTAL                                                                                100%
                    ------------------------------------------------------------------------------------------

APP D-3


--------------------------------------------------------------------------
              MAXIMUM ANNIVERSARY VALUE AND MAXIMUM DAILY VALUE

                      ELECTED BEFORE NOVEMBER 18, 2013

If you elected Maximum Anniversary Value or Maximum Daily Value, you may choose to invest in either the Portfolio Planner Asset Allocation Models, the Investment Strategy Models or approved individual Sub-Accounts. Portfolio Planner Asset Allocation and Investment Strategy models are rebalanced quarterly.

                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund BlackRock Global Allocation V.I. Fund
BlackRock U.S. Government Bond V.I. Fund
Global Atlantic American Funds(R) Managed Risk Portfolio
Global Atlantic Balanced Managed Risk Portfolio
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Global Atlantic Growth Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio
Global Atlantic Wellington Research Managed Risk Portfolio
Hartford Total Return Bond HLS Fund
Invesco V.I. Balanced-Risk Allocation Fund
Invesco V.I. Government Money Market Fund
PIMCO All Asset Portfolio
PIMCO Total Return Portfolio
Putnam VT Income Fund
TOPS(R) Managed Risk Balanced ETF Portfolio
TOPS(R) Managed Risk Growth ETF Portfolio
TOPS(R) Managed Risk Moderate Growth ETF Portfolio

APP D-4


--------------------------------------------------------------------------
                PORTFOLIO PLANNER ASSET ALLOCATION(SM) MODELS

SUB-ACCOUNT                                                                                BALANCED   MODERATE GROWTH   GROWTH
------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund                                                                4%            5%            6%
------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                                                                 5%            6%            7%
------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                                                                     7%            8%            9%
------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund                                                              4%            5%            5%
------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund                                                                 5%            5%            5%
------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value VIP Fund                                                              0%            2%            2%
------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income VIP Fund                                                             4%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Templeton Global Bond VIP Fund                                                                 7%            6%            5%
------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                                                          6%            7%            8%
------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                                                  0%            0%            4%
------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund                                                           11%            9%            6%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund                                                         3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund                                                          3%            3%            2%
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund                                                             3%            2%            3%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity Portfolio                                                       7%            8%            9%
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities Portfolio                                                     0%            0%            2%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio                                                           3%            4%            3%
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                                                                  5%            6%            7%
------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio                                                                  12%            8%            5%
------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                                                                         11%            8%            6%
------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                                                        100%          100%          100%
------------------------------------------------------------------------------------------------------------------------------


                         INVESTMENT STRATEGY MODELS

GROWTH STRATEGY

                   American Century VP Growth Fund                                                25%
                   -----------------------------------------------------------------------------------
                   MFS(R) Growth Series                                                           25%
                   -----------------------------------------------------------------------------------
                   Putnam VT Equity Income Fund                                                   20%
                   -----------------------------------------------------------------------------------
                   Hartford Total Return Bond HLS Fund                                            15%
                   -----------------------------------------------------------------------------------
                   Lord Abbett Bond Debenture Portfolio                                           15%
                   -----------------------------------------------------------------------------------
                   TOTAL                                                                         100%
                   -----------------------------------------------------------------------------------

INTERNATIONAL STRATEGY

                    PIMCO Total Return Portfolio                                                         30%
                    -----------------------------------------------------------------------------------------
                    American Funds Global Growth and Income Fund                                         25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. Core Equity Fund                                                        25%
                    -----------------------------------------------------------------------------------------
                    Invesco V.I. International Growth Fund                                               20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                               100%
                    -----------------------------------------------------------------------------------------

VALUE STRATEGY

                    Putnam VT Income Fund                                                               30%
                    -----------------------------------------------------------------------------------------
                    BlackRock Equity Dividend V.I. Fund                                                 25%
                    -----------------------------------------------------------------------------------------
                    Franklin Mutual Shares VIP Fund                                                     25%
                    -----------------------------------------------------------------------------------------
                    MFS(R) International Value Portfolio                                                20%
                    -----------------------------------------------------------------------------------------
                    TOTAL                                                                              100%
                    -----------------------------------------------------------------------------------------

APP D-5


--------------------------------------------------------------------------
  ANNUAL LOCK INCOME BENEFIT, DAILY LOCK INCOME BENEFIT, MAXIMUM ANNIVERSARY
                        VALUE AND MAXIMUM DAILY VALUE

                    ELECTED ON OR AFTER NOVEMBER 18, 2013

If you elected Annual Lock Income Benefit, Daily Lock Income Benefit, Maximum Anniversary Value or Maximum Daily Value you must allocate your Contract Value to one or more of the approved individual Sub-Accounts below.


                            APPROVED SUB-ACCOUNTS

American Funds Insurance Series(R) -- Managed Risk Asset Allocation Fund Global Atlantic American Funds(R) Managed Risk Portfolio
Global Atlantic Balanced Managed Risk Portfolio
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio Global Atlantic Franklin Dividend and Income Managed Risk Portfolio Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio
Global Atlantic Growth Managed Risk Portfolio
Global Atlantic Moderate Growth Managed Risk Portfolio
Global Atlantic PIMCO Tactical Allocation Portfolio
Global Atlantic Select Advisor Managed Risk Portfolio
Global Atlantic Wellington Research Managed Risk Portfolio
TOPS(R) Managed Risk Balanced ETF Portfolio
TOPS(R) Managed Risk Growth ETF Portfolio
TOPS(R) Managed Risk Moderate Growth ETF Portfolio

To obtain a Statement of Additional Information, please complete the form below and mail to:

          Forethought Life Insurance Company
          Annuity Service Center
          P.O. Box 758507
          Topeka, Kansas 66675-8507

Please send a Statement of Additional Information to me at the following address:




----------------------------------------------------------------------
                                    Name



----------------------------------------------------------------------
                                   Address



----------------------------------------------------------------------
   City/State                                         Zip Code

Contract Name
Issue Date

                                     PART B

                     STATEMENT OF ADDITIONAL INFORMATION
                     FORETHOUGHT LIFE INSURANCE COMPANY
                            10 WEST MARKET STREET
                                 SUITE 2300
                           INDIANAPOLIS, IN 46204
                               1-866-645-2449

                       FORERETIREMENT VARIABLE ANNUITY

This Statement of Additional Information contains additional information to the Prospectus for the individual deferred flexible premium variable annuity contract ("Contract"). This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with the Prospectus for the Contract. The Prospectus for the Contract is dated the same date as this Statement of Additional Information. Unless otherwise indicated, all terms used in this Statement of Additional Information have the same meaning as when used in the Prospectus. You may obtain a copy by writing us at our Annuity Service Center or calling the toll-free number shown above.


Dated: May 1, 2018


TABLE OF CONTENTS


GENERAL INFORMATION                                                                                                               2
-----------------------------------------------------------------------------------------------------------------------------------
     The Company                                                                                                                  2
-----------------------------------------------------------------------------------------------------------------------------------
     Safekeeping of Assets                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Independent Registered Public Accounting Firm                                                                                2
-----------------------------------------------------------------------------------------------------------------------------------
     Experts                                                                                                                      2
-----------------------------------------------------------------------------------------------------------------------------------
     Non-Participating                                                                                                            2
-----------------------------------------------------------------------------------------------------------------------------------
     Misstatement of Age or Sex                                                                                                   2
-----------------------------------------------------------------------------------------------------------------------------------
     Principal Underwriter                                                                                                        2
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Payments to Financial Intermediaries                                                                              2
-----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                                                                                   3
-----------------------------------------------------------------------------------------------------------------------------------
     Total Return for all Sub-Accounts                                                                                            3
-----------------------------------------------------------------------------------------------------------------------------------
     Yield for Sub-Accounts                                                                                                       4
-----------------------------------------------------------------------------------------------------------------------------------
     Money Market Sub-Accounts                                                                                                    4
-----------------------------------------------------------------------------------------------------------------------------------
     Additional Materials                                                                                                         4
-----------------------------------------------------------------------------------------------------------------------------------
     Performance Comparisons                                                                                                      4
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                                                                             F1
-----------------------------------------------------------------------------------------------------------------------------------

2


--------------------------------------------------------------------------

GENERAL INFORMATION


THE COMPANY

We are a life insurance company engaged in the business of writing life insurance and individual variable, fixed and fixed indexed annuities. Forethought Life Insurance Company is authorized to do business in 49 states of the United States, the District of Columbia and Puerto Rico. Forethought Life Insurance Company was incorporated under the laws of Indiana on July 10, 1986. We have offices located in Indianapolis and Batesville, Indiana, Houston, Texas, Simsbury, Connecticut and Berwyn, Pennsylvania. Forethought Life Insurance Company is ultimately controlled by Global Atlantic Financial Group Limited.


SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Boston, MA 02210.


EXPERTS


The statutory financial statements and supplemental schedules of Forethought Life Insurance Company and the financial statements of Forethought Life Insurance Company Separate Account A as of December 31, 2017 and for the period then ended, included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.



NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.


MISSTATEMENT OF AGE OR SEX

If an Owner or Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.


PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Global Atlantic Distributors, LLC. Global Atlantic Distributors, LLC serves as Principal Underwriter for the securities issued with respect to the Separate Account. Global Atlantic Distributors, LLC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the Financial Industry Regulatory Authority, Inc. Global Atlantic Distributors, LLC is ultimately controlled by Global Atlantic Financial Group Limited.


Forethought currently pays Global Atlantic Distributors, LLC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to Global Atlantic Distributors, LLC in its role as Principal Underwriter has been 2017: $23,654,086; 2016:
$34,298,366; and 2015: $64,392,946.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES


As stated in the prospectus, we (or our affiliates) may pay Additional Payments to Financial Intermediaries in the future. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2017 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists: Advisor Group, Inc.; Alegis Revenue Group LLC; American International Group; American Portfolios Financial Services, Inc.; Ameritas Life Insurance Corp.; Arvest Wealth Management; BancorpSouth; Bank of Oklahoma; BB&T Investment Services, Inc.; BB&T Scott & Stringfellow; BB&T Securities, LLC; BBVA Compass Investment Solutions, Inc.; BCG Securities, Inc.; Berthel, Fisher & Company Financial Services, Inc.; BMO

3


--------------------------------------------------------------------------

Harris Financial Advisors, Inc.; BOSC, Inc.; Broker Dealer Financial Services Corp.; Cabot Lodge Securities LLC; Cambridge Investment Research, Inc.; Capital Investment Group; Cedar Creek Securities, Inc.; Centaurus Financial, Inc.; Cetera Advisor Networks LLC; Cetera Advisors LLC; Cetera Financial Group, Inc.; Cetera Financial Specialists LLC; Cetera Investment Services LLC; CFD Investments, Inc.; Citizens Securities, Inc.; Comerica Securities, Inc.; Commerce Bank; Commonwealth Financial Network; Core Capital Investments; Crown Capital Securities, L.P.; CUNA Brokerage Services, Inc.; ELE Wealth Advisors, Inc.; Fifth Third Securities, Inc.; Financial Advisors of America; First Allied Holdings, Inc.; First Citizens Investor Services, Inc.; First Financial Equity Corporation; First Heartland Capital, Inc.; First State Financial Management, Inc.; First Tennessee Brokerage, Inc.; Foresters Equity Services, Inc.; Fortune Financial and Investment Corp.; Franklin Templeton; FSC Securities Corporation; FTB Advisors, Inc.; Garden State Securities, Inc.; Geneos Wealth Management, Inc.; GWN Securities Inc.; H. Beck, Inc.; Hancock Investment Services, Inc.; Harbour Investments, Inc.; HBW Securities LLC; H.D. Vest Investment Services; Hightower Securities, LLC; Independent Financial Group, LLC; Infinex Financial Group; Infinity Financial Services; Investacorp, Inc.; Investment Professionals, Inc.; J. J. B. Hilliard, W. L. Lyons, LLC; J. W. Cole Financial, Inc.; Janney Montgomery Scott LLC; Kestra Investment Services, LLC; Key Investment Services LLC; KMS Financial Services, Inc.; Kovack Securities, Inc.; L.M. Kohn & Company; Lincoln Financial Advisors Corporation; Lincoln Investment Planning, Inc.; Lion Street Financial, LLC; LPL Financial LLC; Lucia Securities LLC; Morgan Keegan & Company, Inc.; Morgan Stanley Smith Barney, LLC; National Securities Corporation; Newbridge Securities Corporation; Next Financial Group, Inc.; NFP Securities, Inc.; Oppenheimer & Company, Inc.; Packerland Brokerage Services, Inc.; Parkland Securities, LLC; Parsonex Securities, Inc.; People's Securities, Inc.; Prospera Financial Services, Inc.; Purshe Kaplan Sterling Investments; Raymond James Insurance Group, Inc.; RBC Capital Markets, LLC; Regions Investment Services, Inc.; Robert W. Baird & Co. Incorporated; Royal Alliance Associates, Inc.; SagePoint Financial, Inc.; Santander Securities LLC; Securian Financial Services, Inc.; Securities America, Inc.; Securities Service Network, Inc.; Sigma Financial Corporation; Signator Investments, Inc.; Signature Securities; Simmons First Investment Group, Inc.; Stephens Inc.; Sterne, Agee & Leach, Inc.; Stifel, Nicolaus & Company, Incorporated; Summit Brokerage Services, Inc.; SunTrust Investment Services, Inc.; TCFG Wealth Management, LLC; The Producers Choice, LLC; The Huntington Investment Company; The Investment Center, Inc.; Thurston, Springer, Miller, Herd, & Titak, Inc.; Transamerica Financial Advisors, Inc.; Triad Advisors, Inc.; U. S. Bancorp Investments, Inc.; UBS Financial Services Insurance Agency Inc.; Umpqua Investments, Inc.; Union Bank of CA; United Planners' Financial Services of America A Limited Partnership; VOYA Financial Advisors, Inc.; Wells Fargo Wealth Brokerage Insurance; WesBanco Securities, Inc.; WFG Investments, Inc.; Williams Financial Group; Woodbury Financial Services, Inc.; Woodmen Financial Services, Inc.; and Wunderlich Securities, Inc.



PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Premium Based Charges, if applicable, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T)^(n) = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee or Sales Charges. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties).

4


--------------------------------------------------------------------------

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is:

                       YIELD = 2[ (a - b +1)^(6) - 1].
                                   _____
                                    cd

In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.


MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

          EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)^(365/7)] - 1.


ADDITIONAL MATERIALS

We may provide information on various topics to Owners and prospective Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.


PERFORMANCE COMPARISONS

Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

FORETHOUGHT LIFE INSURANCE COMPANY

FORETHOUGHT LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

FINANCIAL STATEMENTS

December 31, 2017



--------------------------------------------------------------------------------
                                    SA-1

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  FINANCIAL STATEMENTS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                  CONTENTS

Report of Independent Registered Public Accounting Firm...............................................................     SA-3

Audited Financial Statements

Statements of Net Assets..............................................................................................     SA-5

Statements of Operations..............................................................................................    SA-33

Statements of Changes in Net Assets...................................................................................    SA-61

Notes to Financial Statements.........................................................................................   SA-108

   Note 1 -- Organization.............................................................................................   SA-108

   Note 2 -- Summary of Significant Accounting Policies...............................................................   SA-115

   Note 3 -- Expenses and Related Party Transactions..................................................................   SA-116

   Note 4 -- Changes In Units Outstanding.............................................................................   SA-118

   Note 5 -- Purchases and Sales of Investments.......................................................................   SA-122

   Note 6 -- Financial Highlights.....................................................................................   SA-125



--------------------------------------------------------------------------------
                                    SA-2

[PWC_K_LOGO]
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


  TO THE BOARD OF DIRECTORS OF FORETHOUGHT LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF
  FORETHOUGHT LIFE INSURANCE COMPANY
  SEPARATE ACCOUNT A OF FORETHOUGHT LIFE INSURANCE COMPANY:
--------------------------------------------------------------------------------


OPINION ON THE FINANCIAL STATEMENTS

We have audited the accompanying statements of net assets as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, and the statements of changes in net asset for each of the two years in the period ended December 31, 2017, (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of AB VPS Global Bond Portfolio, AB VPS Growth and Income Portfolio, AB VPS Real Estate Investment Portfolio, American Century VP Capital Appreciation Fund, American Century VP Growth Fund, American Century VP Income and Growth Fund, American Century VP Mid Cap Value, American Century VP Value Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth, American Funds Bond Fund, American Funds Capital Income Builder, American Funds Global Growth and Income Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income, American Funds International Fund, American Funds Managed Risk Asset Allocation Fund, American Funds New World Fund, BlackRock Basic Value V.I. Fund, BlackRock Capital Appreciation V.I. Fund, BlackRock Equity Dividend V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock High Yield V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Total Return V.I. Fund, BlackRock U.S. Government Bond V.I. Fund, Calvert VP EAFE International Index Portfolio, Calvert VP Investment Grade Bond Index Portfolio, Calvert VP Nasdaq 100 Index Portfolio, Calvert VP Russell 2000 Small Cap Index Portfolio, Calvert VP S&P MidCap 400 Index Portfolio, DFA VA Global Bond Portfolio, DFA VA International Value Portfolio, DFA VA US Large Value Portfolio, DFA VA US Targeted Value Portfolio, FT VIP Franklin Global Real Estate VIP Fund, FT VIP Franklin Income VIP Fund, FT VIP Franklin Mutual Global Discovery VIP Fund, FT VIP Franklin Mutual Shares VIP Fund, FT VIP Franklin Rising Dividends VIP Fund, FT VIP Franklin Small Cap Value VIP Fund, FT VIP Franklin Strategic Income VIP Fund, FT VIP Templeton Foreign Securities Fund, FT VIP Templeton Global Bond Securities Fund, FT VIP Templeton Growth Securities Fund, Global Atlantic American Funds Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Global Allocation Managed Risk Portfolio, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, Global Atlantic Growth Managed Risk Portfolio, Global Atlantic Moderate Growth Managed Risk Portfolio, Global Atlantic Motif Aging of America Portfolio, Global Atlantic Motif Technological Innovations Portfolio, Global Atlantic PIMCO Tactical Allocation Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio, Global Atlantic Wellington Research Managed Risk Portfolio, Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio, Global Atlantic Wilshire Dynamic Growth Allocation Portfolio, Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio, Goldman Sachs VIT Core Fixed Income Fund, Goldman Sachs VIT Global Trends Allocation Fund, Goldman Sachs VIT Growth Opportunities Fund, Goldman Sachs VIT High Quality Floating Rate Fund, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Multi-Strategy Alternatives Portfolio, Goldman Sachs VIT Small Cap Equity Insights Fund, Goldman Sachs VIT Strategic Income Fund, Goldman Sachs VIT Strategic International Equity Fund, Goldman Sachs VIT U.S. Equity Insights Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Portfolio Diversifier HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Value HLS Fund, Invesco V.I. Balanced Risk Allocation Fund, Invesco V.I. Comstock Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Equity and Income Fund, Invesco V.I. Global Real Estate, Invesco V.I. Government Money Market Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Ivy VIP Advantus Real Estate Securities, Ivy VIP Core Equity, Ivy VIP International Core Equity, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Fundamental Equity Portfolio, Lord Abbett Growth Opportunities Portfolio, Lord Abbett Mid Cap Stock Portfolio, Lord Abbett Short Duration Income Portfolio, MFS(R) Blended Research Core Equity Portfolio, MFS(R) Blended Research Small Cap Equity Portfolio, MFS(R) Global Real Estate Portfolio, MFS(R) Growth Series, MFS(R) International Value Portfolio, MFS(R) Investors Trust Series, MFS(R) Mid Cap Growth Series, MFS(R) Mid Cap Value Portfolio, MFS(R) New Discovery Series, MFS(R) Research International Portfolio, MFS(R) Total Return Bond Series, MFS(R) Utilities Series, MFS(R) Value Series, Oppenheimer Discovery Mid Cap Growth Fund/VA, Oppenheimer Global Fund/VA, Oppenheimer Global Multi-Alternatives Fund/VA, Oppenheimer International Growth Fund/VA, Oppenheimer Main Street Small Cap Fund(R)/VA, PIMCO All Asset Portfolio, PIMCO CommodityRealReturn(R)


--------------------------------------------------------------------------------
                                    SA-3

[PWC_K_LOGO]
Strategy Portfolio, PIMCO Emerging Markets Bond Portfolio, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged), PIMCO Global Multi-Asset Managed Allocation Portfolio, PIMCO High Yield Portfolio, PIMCO Real Return Portfolio, PIMCO StocksPLUS(R) Global Portfolio, PIMCO Total Return Portfolio, PIMCO Unconstrained Bond Portfolio, Putnam VT Absolute Return 500 Fund, Putnam VT American Government Income Fund, Putnam VT Equity Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT Income Fund, Putnam VT International Value Fund, Putnam VT Investors Fund, Putnam VT Small Cap Value Fund, Rational Dividend Capture VA Fund, Rational Insider Buying VA Fund, TOPS(R) Managed Risk Balanced ETF Portfolio, TOPS(R) Managed Risk Growth ETF Portfolio, and TOPS(R) Managed Risk Moderate Growth ETF Portfolio (the "Sub-Accounts of the Separate Account") constituting the Forethought Life Insurance Company Separate Account A (the "Separate Account") as of December 31, 2017, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Sub-accounts of the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities as of December 31, 2017 by correspondence with the transfer agent and managing company. We believe that our audits provide a reasonable basis for our opinion.


[PRICEWATER_COOPER_LLP_K_SIG]

Boston, Massachusetts
March 29, 2018

We have served as the auditor of Forethought Life Insurance Co Separate Account A since 2010.

PricewaterhouseCoopers LLP, 101 Seaport
Boston, MA 02210
T: 617-530-5000, F: 617-530-5001, www.pwc.com



--------------------------------------------------------------------------------
                                    SA-4

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                      AB VPS GLOBAL BOND        AB VPS GROWTH AND
                                                                           PORTFOLIO            INCOME PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $               291,934  $                 25,302
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                  291,934                    25,302
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                  291,934                    25,302
                                                                   -----------------------  ------------------------
   Net assets....................................................                  291,934                    25,302
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                   27,765                     1,959

Investments in shares of the Underlying Funds, at cost...........  $               295,915  $                 23,837
Underlying Fund shares held......................................                   29,135                       770

                                                                                                AMERICAN CENTURY VP
                                                                      AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                     INVESTMENT PORTFOLIO              FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                353,784   $                50,836
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   353,784                    50,836
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   353,784                    50,836
                                                                   ------------------------  -------------------------
   Net assets....................................................                   353,784                    50,836
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    30,501                     4,070

Investments in shares of the Underlying Funds, at cost...........  $                351,773   $                48,486
Underlying Fund shares held......................................                    38,581                     3,403


                                                                      AMERICAN CENTURY VP
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,112,109
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,112,109
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,112,109
                                                                   ------------------------
   Net assets....................................................                 3,112,109
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   179,703

Investments in shares of the Underlying Funds, at cost...........  $              2,728,425
Underlying Fund shares held......................................                   209,570


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-5

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      AMERICAN CENTURY VP
                                                                       INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                             FUND                  MID CAP VALUE
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                106,677   $             2,880,492
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   106,677                 2,880,492
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   106,677                 2,880,492
                                                                   ------------------------  -------------------------
   Net assets....................................................                   106,677                 2,880,492
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                     8,003                   187,281

Investments in shares of the Underlying Funds, at cost...........  $                 94,509   $             2,471,308
Underlying Fund shares held......................................                     9,951                   126,559


                                                                      AMERICAN CENTURY VP      AMERICAN FUNDS ASSET
                                                                          VALUE FUND              ALLOCATION FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,512,511  $              1,510,314
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,512,511                 1,510,314
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,512,511                 1,510,314
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,512,511                 1,510,314
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   183,995                   123,488

Investments in shares of the Underlying Funds, at cost...........  $              2,161,428  $              1,406,757
Underlying Fund shares held......................................                   223,931                    64,543

                                                                        AMERICAN FUNDS
                                                                     BLUE CHIP INCOME AND
                                                                            GROWTH
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,947,753
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,947,753
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,947,753
                                                                   ------------------------
   Net assets....................................................                 1,947,753
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   144,901

Investments in shares of the Underlying Funds, at cost...........  $              1,770,268
Underlying Fund shares held......................................                   131,872


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-6

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  AMERICAN FUNDS
                                                                        AMERICAN FUNDS            CAPITAL INCOME
                                                                           BOND FUND                  BUILDER
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                562,900  $              1,838,831
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   562,900                 1,838,831
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   562,900                 1,838,831
                                                                   ------------------------  ------------------------
   Net assets....................................................                   562,900                 1,838,831
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    54,353                   161,978

Investments in shares of the Underlying Funds, at cost...........  $                572,453  $              1,787,843
Underlying Fund shares held......................................                    52,706                   177,151

                                                                        AMERICAN FUNDS
                                                                       GLOBAL GROWTH AND          AMERICAN FUNDS
                                                                          INCOME FUND           GLOBAL GROWTH FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,605,997  $              1,411,535
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,605,997                 1,411,535
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,605,997                 1,411,535
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,605,997                 1,411,535
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   264,945                   108,664

Investments in shares of the Underlying Funds, at cost...........  $              3,210,589  $              1,269,500
Underlying Fund shares held......................................                   231,154                    46,848


                                                                        AMERICAN FUNDS
                                                                          GROWTH FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             13,017,809
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                13,017,809
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                13,017,809
                                                                   ------------------------
   Net assets....................................................                13,017,809
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   790,929

Investments in shares of the Underlying Funds, at cost...........  $             12,108,589
Underlying Fund shares held......................................                   170,034


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-7

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                        AMERICAN FUNDS            AMERICAN FUNDS
                                                                         GROWTH-INCOME          INTERNATIONAL FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              7,989,212  $              3,028,169
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,989,212                 3,028,169
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 7,989,212                 3,028,169
                                                                   ------------------------  ------------------------
   Net assets....................................................                 7,989,212                 3,028,169
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   502,931                   224,325

Investments in shares of the Underlying Funds, at cost...........  $              7,515,965  $              2,740,001
Underlying Fund shares held......................................                   162,020                   141,371

                                                                        AMERICAN FUNDS
                                                                      MANAGED RISK ASSET          AMERICAN FUNDS
                                                                        ALLOCATION FUND           NEW WORLD FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            784,134,020  $              1,550,939
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               784,134,020                 1,550,939
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               784,134,020                 1,550,939
                                                                   ------------------------  ------------------------
   Net assets....................................................               784,134,020                 1,550,939
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                61,880,609                   124,135

Investments in shares of the Underlying Funds, at cost...........  $            694,510,140  $              1,339,384
Underlying Fund shares held......................................                57,869,669                    62,062


                                                                        BLACKROCK BASIC
                                                                        VALUE V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 12,375
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    12,375
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    12,375
                                                                   ------------------------
   Net assets....................................................                    12,375
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     1,025

Investments in shares of the Underlying Funds, at cost...........  $                 11,308
Underlying Fund shares held......................................                       799


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-8

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       BLACKROCK CAPITAL         BLACKROCK EQUITY
                                                                    APPRECIATION V.I. FUND      DIVIDEND V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,891,420  $              3,027,608
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,891,420                 3,027,608
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,891,420                 3,027,608
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,891,420                 3,027,608
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   118,027                   202,131

Investments in shares of the Underlying Funds, at cost...........  $              1,726,766  $              2,719,464
Underlying Fund shares held......................................                   185,980                   249,803

                                                                       BLACKROCK GLOBAL        BLACKROCK HIGH YIELD
                                                                     ALLOCATION V.I. FUND            V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              5,158,169  $              1,258,064
   Investment income receivable..................................                        --                     4,665
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,158,169                 1,262,729
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 5,158,169                 1,262,729
                                                                   ------------------------  ------------------------
   Net assets....................................................                 5,158,169                 1,262,729
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   430,767                   108,510

Investments in shares of the Underlying Funds, at cost...........  $              5,018,124  $              1,261,500
Underlying Fund shares held......................................                   347,586                   170,469

                                                                         BLACKROCK S&P
                                                                      500 INDEX V.I. FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,092,595
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,092,595
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,092,595
                                                                   ------------------------
   Net assets....................................................                 1,092,595
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    82,864

Investments in shares of the Underlying Funds, at cost...........  $              1,039,198
Underlying Fund shares held......................................                    48,281


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-9

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  BLACKROCK U.S.
                                                                        BLACKROCK TOTAL           GOVERNMENT BOND
                                                                       RETURN V.I. FUND              V.I. FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,368,244  $                242,706
   Investment income receivable..................................                     2,223                       265
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,370,467                   242,971
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,370,467                   242,971
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,370,467                   242,971
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   132,625                    24,292

Investments in shares of the Underlying Funds, at cost...........   $             1,385,500  $                247,743
Underlying Fund shares held......................................                   116,347                    24,007

                                                                        CALVERT VP EAFE             CALVERT VP
                                                                      INTERNATIONAL INDEX        INVESTMENT GRADE
                                                                           PORTFOLIO           BOND INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                787,899  $                494,834
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   787,899                   494,834
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   787,899                   494,834
                                                                   ------------------------  ------------------------
   Net assets....................................................                   787,899                   494,834
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    65,325                    48,195

Investments in shares of the Underlying Funds, at cost...........  $                705,543  $                507,852
Underlying Fund shares held......................................                     8,597                     9,075

                                                                          CALVERT VP
                                                                          NASDAQ 100
                                                                        INDEX PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,942,077
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,942,077
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,942,077
                                                                   ------------------------
   Net assets....................................................                 1,942,077
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   140,744

Investments in shares of the Underlying Funds, at cost...........  $              1,570,884
Underlying Fund shares held......................................                    29,796


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-10

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                          CALVERT VP                CALVERT VP
                                                                    RUSSELL 2000 SMALL CAP        S&P MIDCAP 400
                                                                        INDEX PORTFOLIO           INDEX PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,386,655   $               711,672
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,386,655                   711,672
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,386,655                   711,672
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,386,655                   711,672
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   104,381                    54,039

Investments in shares of the Underlying Funds, at cost...........  $              1,322,666   $               673,796
Underlying Fund shares held......................................                    16,300                     6,002

                                                                            DFA VA                    DFA VA
                                                                          GLOBAL BOND              INTERNATIONAL
                                                                         PORTFOLIO (b)          VALUE PORTFOLIO (b)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,627,257  $              2,699,578
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,627,257                 2,699,578
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,627,257                 2,699,578
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,627,257                 2,699,578
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   263,514                   233,224

Investments in shares of the Underlying Funds, at cost...........  $              2,683,676  $              2,514,720
Underlying Fund shares held......................................                   247,155                   197,626

                                                                            DFA VA
                                                                        US LARGE VALUE
                                                                         PORTFOLIO (b)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,497,233
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,497,233
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,497,233
                                                                   ------------------------
   Net assets....................................................                 1,497,233
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   132,437

Investments in shares of the Underlying Funds, at cost...........  $              1,407,443
Underlying Fund shares held......................................                    55,618


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-11

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                            DFA VA                FT VIP FRANKLIN
                                                                       US TARGETED VALUE        GLOBAL REAL ESTATE
                                                                         PORTFOLIO (b)               VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,904,294  $                 71,160
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,904,294                    71,160
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,904,294                    71,160
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,904,294                    71,160
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   266,803                     6,357

Investments in shares of the Underlying Funds, at cost...........  $              2,731,631  $                 69,765
Underlying Fund shares held......................................                   147,501                     4,308

                                                                                                  FT VIP FRANKLIN
                                                                        FT VIP FRANKLIN            MUTUAL GLOBAL
                                                                        INCOME VIP FUND         DISCOVERY VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,085,493  $                 76,860
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,085,493                    76,860
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,085,493                    76,860
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,085,493                    76,860
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   269,756                     6,529

Investments in shares of the Underlying Funds, at cost...........  $              2,929,363  $                 76,125
Underlying Fund shares held......................................                   186,660                     3,811

                                                                        FT VIP FRANKLIN
                                                                         MUTUAL SHARES
                                                                           VIP FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,543,743
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,543,743
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,543,743
                                                                   ------------------------
   Net assets....................................................                 2,543,743
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   178,911

Investments in shares of the Underlying Funds, at cost...........  $              2,558,335
Underlying Fund shares held......................................                   123,904


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-12

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        FT VIP FRANKLIN           FT VIP FRANKLIN
                                                                       RISING DIVIDENDS           SMALL CAP VALUE
                                                                           VIP FUND                  VIP FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,761,864   $             2,233,762
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,761,864                 2,233,762
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,761,864                 2,233,762
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,761,864                 2,233,762
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   187,642                   159,604

Investments in shares of the Underlying Funds, at cost...........  $              2,525,068   $             2,164,284
Underlying Fund shares held......................................                    96,772                   110,473

                                                                        FT VIP FRANKLIN          FT VIP TEMPLETON
                                                                       STRATEGIC INCOME         FOREIGN SECURITIES
                                                                           VIP FUND                    FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,485,301  $                845,745
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,485,301                   845,745
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,485,301                   845,745
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,485,301                   845,745
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   142,295                    72,749

Investments in shares of the Underlying Funds, at cost...........  $              1,527,224  $                795,991
Underlying Fund shares held......................................                   134,052                    53,835

                                                                       FT VIP TEMPLETON
                                                                          GLOBAL BOND
                                                                        SECURITIES FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,547,492
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 3,547,492
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,547,492
                                                                   ------------------------
   Net assets....................................................                 3,547,492
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   360,772

Investments in shares of the Underlying Funds, at cost...........  $              3,747,602
Underlying Fund shares held......................................                   210,284


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-13

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                  GLOBAL ATLANTIC
                                                                       FT VIP TEMPLETON           AMERICAN FUNDS
                                                                       GROWTH SECURITIES           MANAGED RISK
                                                                             FUND                    PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,355,726  $            240,384,678
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,355,726               240,384,678
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,355,726               240,384,678
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,355,726               240,384,678
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   103,660                20,253,705

Investments in shares of the Underlying Funds, at cost...........  $              1,174,003  $            216,867,974
Underlying Fund shares held......................................                    84,050                20,065,499

                                                                        GLOBAL ATLANTIC          GLOBAL ATLANTIC
                                                                           BALANCED             BLACKROCK GLOBAL
                                                                         MANAGED RISK          ALLOCATION MANAGED
                                                                           PORTFOLIO             RISK PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            95,885,441  $            285,793,861
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................               95,885,441               285,793,861
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               95,885,441               285,793,861
                                                                   -----------------------  ------------------------
   Net assets....................................................               95,885,441               285,793,861
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                8,350,810                27,099,551

Investments in shares of the Underlying Funds, at cost...........  $            85,689,404  $            283,893,181
Underlying Fund shares held......................................                7,930,971                28,268,433

                                                                        GLOBAL ATLANTIC
                                                                     FRANKLIN DIVIDEND AND
                                                                        INCOME MANAGED
                                                                        RISK PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            302,709,105
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................               302,709,105
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               302,709,105
                                                                   ------------------------
   Net assets....................................................               302,709,105
                                                                   ========================

   Units outstanding, December 31, 2017..........................                25,557,465

Investments in shares of the Underlying Funds, at cost...........  $            261,930,599
Underlying Fund shares held......................................                24,955,409


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-14

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC
                                                                         GOLDMAN SACHS            GLOBAL ATLANTIC
                                                                        DYNAMIC TRENDS          GROWTH MANAGED RISK
                                                                     ALLOCATION PORTFOLIO            PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $            34,638,288  $            489,552,168
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                34,638,288               489,552,168
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                34,638,288               489,552,168
                                                                   ------------------------  ------------------------
   Net assets....................................................                34,638,288               489,552,168
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 3,257,887                42,812,341

Investments in shares of the Underlying Funds, at cost...........   $            31,720,172  $            434,549,374
Underlying Fund shares held......................................                 3,258,541                42,057,746

                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        MODERATE GROWTH           MOTIF AGING OF
                                                                         MANAGED RISK                 AMERICA
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $           153,132,377  $                  5,012
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................               153,132,377                     5,012
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               153,132,377                     5,012
                                                                   ------------------------  ------------------------
   Net assets....................................................               153,132,377                     5,012
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                13,190,458                       411

Investments in shares of the Underlying Funds, at cost...........   $           134,731,673  $                  5,037
Underlying Fund shares held......................................                12,868,267                       444


                                                                        GLOBAL ATLANTIC
                                                                      MOTIF TECHNOLOGICAL
                                                                     INNOVATIONS PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  7,958
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                     7,958
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     7,958
                                                                   ------------------------
   Net assets....................................................                     7,958
                                                                   ========================

   Units outstanding, December 31, 2017..........................                       585

Investments in shares of the Underlying Funds, at cost...........  $                  7,573
Underlying Fund shares held......................................                       566


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-15

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        PIMCO TACTICAL            SELECT ADVISOR
                                                                          ALLOCATION               MANAGED RISK
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             25,502,273   $           119,942,963
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                25,502,273               119,942,963
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                25,502,273               119,942,963
                                                                   ------------------------  ------------------------
   Net assets....................................................                25,502,273               119,942,963
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 2,282,598                10,051,004

Investments in shares of the Underlying Funds, at cost...........  $             22,384,951   $           103,951,152
Underlying Fund shares held......................................                 2,293,370                 9,564,830

                                                                        GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                      WELLINGTON RESEARCH        WILSHIRE DYNAMIC
                                                                         MANAGED RISK              CONSERVATIVE
                                                                           PORTFOLIO           ALLOCATION PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $           478,679,432    $                12,249
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................              478,679,432                     12,249
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................              478,679,432                     12,249
                                                                   ------------------------  ------------------------
   Net assets....................................................              478,679,432                     12,249
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................               39,393,856                      1,104

Investments in shares of the Underlying Funds, at cost...........  $           409,263,292    $                11,513
Underlying Fund shares held......................................               35,722,346                      1,125

                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC
                                                                       GROWTH ALLOCATION
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                279,024
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   279,024
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   279,024
                                                                   ------------------------
   Net assets....................................................                   279,024
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    23,278

Investments in shares of the Underlying Funds, at cost...........  $                243,684
Underlying Fund shares held......................................                    23,041


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-16

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                        GLOBAL ATLANTIC
                                                                       WILSHIRE DYNAMIC         GOLDMAN SACHS VIT
                                                                      MODERATE ALLOCATION       CORE FIXED INCOME
                                                                           PORTFOLIO                  FUND
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                41,569  $              2,183,799
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   41,569                 2,183,799
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   41,569                 2,183,799
                                                                   -----------------------  ------------------------
   Net assets....................................................                   41,569                 2,183,799
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    3,613                   211,793

Investments in shares of the Underlying Funds, at cost...........  $                40,738  $              2,222,041
Underlying Fund shares held......................................                    3,685                   205,052


                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                         GLOBAL TRENDS         GROWTH OPPORTUNITIES
                                                                        ALLOCATION FUND                FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                439,534   $                26,107
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   439,534                    26,107
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   439,534                    26,107
                                                                   ------------------------  -------------------------
   Net assets....................................................                   439,534                    26,107
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    38,485                     2,069

Investments in shares of the Underlying Funds, at cost...........  $                411,681   $                24,876
Underlying Fund shares held......................................                    35,304                     3,391


                                                                       GOLDMAN SACHS VIT
                                                                     HIGH QUALITY FLOATING
                                                                           RATE FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                168,558
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   168,558
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   168,558
                                                                   ------------------------
   Net assets....................................................                   168,558
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    16,838

Investments in shares of the Underlying Funds, at cost...........  $                168,656
Underlying Fund shares held......................................                    16,192


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-17

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 GOLDMAN SACHS VIT
                                                                       GOLDMAN SACHS VIT          MULTI-STRATEGY
                                                                      MID CAP VALUE FUND      ALTERNATIVES PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                640,441   $               119,835
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   640,441                   119,835
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   640,441                   119,835
                                                                   ------------------------  ------------------------
   Net assets....................................................                   640,441                   119,835
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    53,982                    12,553

Investments in shares of the Underlying Funds, at cost...........  $                621,573   $               127,368
Underlying Fund shares held......................................                    37,784                    12,803

                                                                       GOLDMAN SACHS VIT         GOLDMAN SACHS VIT
                                                                       SMALL CAP EQUITY          STRATEGIC INCOME
                                                                         INSIGHTS FUND                 FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                246,967   $               769,430
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   246,967                   769,430
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   246,967                   769,430
                                                                   ------------------------  ------------------------
   Net assets....................................................                   246,967                   769,430
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    18,801                    81,446

Investments in shares of the Underlying Funds, at cost...........  $                245,858   $               814,810
Underlying Fund shares held......................................                    18,226                    87,040

                                                                       GOLDMAN SACHS VIT
                                                                    STRATEGIC INTERNATIONAL
                                                                          EQUITY FUND
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                106,222
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                   106,222
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   106,222
                                                                   -------------------------
   Net assets....................................................                   106,222
                                                                   =========================

   Units outstanding, December 31, 2017..........................                     8,825

Investments in shares of the Underlying Funds, at cost...........  $                 94,486
Underlying Fund shares held......................................                     9,736


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-18

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       GOLDMAN SACHS VIT         HARTFORD CAPITAL
                                                                     U.S. EQUITY INSIGHTS        APPRECIATION HLS
                                                                             FUND                      FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,375,209  $              3,394,785
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,375,209                 3,394,785
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,375,209                 3,394,785
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,375,209                 3,394,785
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   178,109                   247,415

Investments in shares of the Underlying Funds, at cost...........  $              2,197,142  $              3,506,076
Underlying Fund shares held......................................                   121,931                    71,499

                                                                                                  HARTFORD GROWTH
                                                                     HARTFORD DIVIDEND AND       OPPORTUNITIES HLS
                                                                        GROWTH HLS FUND                FUND
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,872,276  $               150,752
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,872,276                  150,752
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,872,276                  150,752
                                                                   ------------------------  -----------------------
   Net assets....................................................                 2,872,276                  150,752
                                                                   ========================  =======================

   Units outstanding, December 31, 2017..........................                   185,171                    9,568

Investments in shares of the Underlying Funds, at cost...........  $              2,900,520  $               151,288
Underlying Fund shares held......................................                   120,431                    4,084


                                                                      HARTFORD HIGH YIELD
                                                                           HLS FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                731,208
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   731,208
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   731,208
                                                                   ------------------------
   Net assets....................................................                   731,208
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    64,980

Investments in shares of the Underlying Funds, at cost...........  $                745,575
Underlying Fund shares held......................................                    90,721


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-19

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              HARTFORD INTERNATIONAL
                                                                        HARTFORD INDEX           OPPORTUNITIES HLS
                                                                           HLS FUND                    FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,307,899  $                859,008
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,307,899                   859,008
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,307,899                   859,008
                                                                   ------------------------  ------------------------
   Net assets....................................................                 2,307,899                   859,008
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   133,508                    65,346

Investments in shares of the Underlying Funds, at cost...........   $             1,951,337  $                699,217
Underlying Fund shares held......................................                    50,194                    48,586

                                                                      HARTFORD PORTFOLIO
                                                                        DIVERSIFIER HLS        HARTFORD TOTAL RETURN
                                                                             FUND                  BOND HLS FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $            23,778,702  $              2,947,569
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                23,778,702                 2,947,569
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                23,778,702                 2,947,569
                                                                   ------------------------  ------------------------
   Net assets....................................................                23,778,702                 2,947,569
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 3,104,206                   276,228

Investments in shares of the Underlying Funds, at cost...........   $            26,709,093  $              2,972,739
Underlying Fund shares held......................................                 3,387,279                   262,006


                                                                      HARTFORD VALUE HLS
                                                                             FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                371,371
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   371,371
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   371,371
                                                                   ------------------------
   Net assets....................................................                   371,371
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    23,608

Investments in shares of the Underlying Funds, at cost...........  $                357,119
Underlying Fund shares held......................................                    23,182


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-20

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     INVESCO V.I. BALANCED         INVESCO V.I.
                                                                     RISK ALLOCATION FUND          COMSTOCK FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,836,739  $                 73,926
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,836,739                    73,926
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,836,739                    73,926
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,836,739                    73,926
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   156,772                     5,662

Investments in shares of the Underlying Funds, at cost...........   $             1,930,633  $                 69,813
Underlying Fund shares held......................................                   164,435                     3,599

                                                                       INVESCO V.I. CORE      INVESCO V.I. EQUITY AND
                                                                          EQUITY FUND               INCOME FUND
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                847,598  $                808,757
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                   847,598                   808,757
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   847,598                   808,757
                                                                   ------------------------  -------------------------
   Net assets....................................................                   847,598                   808,757
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                    59,978                    66,049

Investments in shares of the Underlying Funds, at cost...........  $                838,377  $                742,697
Underlying Fund shares held......................................                    23,427                    42,678

                                                                      INVESCO V.I. GLOBAL
                                                                          REAL ESTATE
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                306,706
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   306,706
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   306,706
                                                                   ------------------------
   Net assets....................................................                   306,706
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    28,394

Investments in shares of the Underlying Funds, at cost...........  $                297,832
Underlying Fund shares held......................................                    18,191


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-21

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         INVESCO V.I.              INVESCO V.I.
                                                                       GOVERNMENT MONEY        INTERNATIONAL GROWTH
                                                                          MARKET FUND                  FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $             14,775,488   $             1,788,674
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                14,775,488                 1,788,674
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                14,775,488                 1,788,674
                                                                   ------------------------  ------------------------
   Net assets....................................................                14,775,488                 1,788,674
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                 1,510,389                   138,923

Investments in shares of the Underlying Funds, at cost...........  $             14,775,488   $             1,504,718
Underlying Fund shares held......................................                14,775,488                    45,479


                                                                     INVESCO V.I. MID CAP     INVESCO V.I. SMALL CAP
                                                                       CORE EQUITY FUND             EQUITY FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,077,439  $              1,074,626
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,077,439                 1,074,626
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,077,439                 1,074,626
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,077,439                 1,074,626
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    84,091                    80,585

Investments in shares of the Underlying Funds, at cost...........  $              1,053,213  $              1,152,536
Underlying Fund shares held......................................                    76,360                    56,411

                                                                       IVY VIP ADVANTUS
                                                                          REAL ESTATE
                                                                        SECURITIES (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 31,454
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    31,454
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    31,454
                                                                   ------------------------
   Net assets....................................................                    31,454
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     2,786

Investments in shares of the Underlying Funds, at cost...........  $                 31,786
Underlying Fund shares held......................................                     4,116


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-22

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                      IVY VIP
                                                                            IVY VIP                INTERNATIONAL
                                                                          CORE EQUITY               CORE EQUITY
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  2,596  $              1,770,346
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,596                 1,770,346
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     2,596                 1,770,346
                                                                   ------------------------  ------------------------
   Net assets....................................................                     2,596                 1,770,346
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                       211                   145,740

Investments in shares of the Underlying Funds, at cost...........  $                  2,434  $              1,471,499
Underlying Fund shares held......................................                       211                    95,268

                                                                          LORD ABBETT               LORD ABBETT
                                                                        BOND-DEBENTURE          FUNDAMENTAL EQUITY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              3,574,766  $              1,775,901
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,574,766                 1,775,901
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 3,574,766                 1,775,901
                                                                   ------------------------  ------------------------
   Net assets....................................................                 3,574,766                 1,775,901
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   300,277                   110,429

Investments in shares of the Underlying Funds, at cost...........  $              3,550,008  $              1,853,045
Underlying Fund shares held......................................                   288,753                    94,162

                                                                      LORD ABBETT GROWTH
                                                                         OPPORTUNITIES
                                                                           PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                877,129
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   877,129
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   877,129
                                                                   ------------------------
   Net assets....................................................                   877,129
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    60,139

Investments in shares of the Underlying Funds, at cost...........  $                858,718
Underlying Fund shares held......................................                    61,770


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-23

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                   LORD ABBETT
                                                                      LORD ABBETT MID CAP        SHORT DURATION
                                                                        STOCK PORTFOLIO         INCOME PORTFOLIO
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                64,365  $              3,146,550
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   64,365                 3,146,550
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   64,365                 3,146,550
                                                                   -----------------------  ------------------------
   Net assets....................................................                   64,365                 3,146,550
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    5,333                   306,101

Investments in shares of the Underlying Funds, at cost...........  $                68,790  $              3,225,388
Underlying Fund shares held......................................                    2,626                   218,814

                                                                        MFS(R) BLENDED            MFS(R) BLENDED
                                                                     RESEARCH CORE EQUITY       RESEARCH SMALL CAP
                                                                           PORTFOLIO             EQUITY PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 99,578   $               144,856
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,578                   144,856
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    99,578                   144,856
                                                                   ------------------------  ------------------------
   Net assets....................................................                    99,578                   144,856
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     7,806                    10,832

Investments in shares of the Underlying Funds, at cost...........  $                 88,041   $               136,874
Underlying Fund shares held......................................                     1,851                    11,041


                                                                      MFS(R) GLOBAL REAL
                                                                       ESTATE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                104,395
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   104,395
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   104,395
                                                                   ------------------------
   Net assets....................................................                   104,395
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     8,544

Investments in shares of the Underlying Funds, at cost...........  $                105,621
Underlying Fund shares held......................................                     6,362


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-24

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               MFS(R) INTERNATIONAL
                                                                     MFS(R) GROWTH SERIES         VALUE PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              4,378,206  $              1,850,242
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,378,206                 1,850,242
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 4,378,206                 1,850,242
                                                                   ------------------------  ------------------------
   Net assets....................................................                 4,378,206                 1,850,242
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   262,169                   131,036

Investments in shares of the Underlying Funds, at cost...........  $              3,533,138  $              1,506,582
Underlying Fund shares held......................................                    92,621                    66,555

                                                                       MFS(R) INVESTORS           MFS(R) MID CAP
                                                                         TRUST SERIES              GROWTH SERIES
                                                                   ------------------------  -----------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                704,301  $               115,366
   Investment income receivable..................................                        --                       --
                                                                   ------------------------  -----------------------
   Net assets....................................................                   704,301                  115,366
                                                                   ========================  =======================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   704,301                  115,366
                                                                   ------------------------  -----------------------
   Net assets....................................................                   704,301                  115,366
                                                                   ========================  =======================

   Units outstanding, December 31, 2017..........................                    42,997                    8,874

Investments in shares of the Underlying Funds, at cost...........  $                648,975  $               105,388
Underlying Fund shares held......................................                    23,722                   12,833

                                                                        MFS(R) MID CAP
                                                                        VALUE PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,133,907
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,133,907
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,133,907
                                                                   ------------------------
   Net assets....................................................                 1,133,907
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    90,066

Investments in shares of the Underlying Funds, at cost...........  $              1,053,412
Underlying Fund shares held......................................                   126,977


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-25

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     MFS(R) NEW DISCOVERY         MFS(R) RESEARCH
                                                                            SERIES            INTERNATIONAL PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,176,167   $                22,452
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,176,167                    22,452
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,176,167                    22,452
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,176,167                    22,452
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    83,285                     1,829

Investments in shares of the Underlying Funds, at cost...........  $              1,046,284   $                18,922
Underlying Fund shares held......................................                    63,337                     1,333

                                                                      MFS(R) TOTAL RETURN
                                                                          BOND SERIES         MFS(R) UTILITIES SERIES
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 85,155  $                117,577
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    85,155                   117,577
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    85,155                   117,577
                                                                   ------------------------  ------------------------
   Net assets....................................................                    85,155                   117,577
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     8,073                     9,771

Investments in shares of the Underlying Funds, at cost...........  $                 84,752  $                110,936
Underlying Fund shares held......................................                     6,555                     4,057


                                                                      MFS(R) VALUE SERIES
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              2,311,172
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 2,311,172
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,311,172
                                                                   ------------------------
   Net assets....................................................                 2,311,172
                                                                   ========================

   Units outstanding, December 31, 2017..........................                   140,983

Investments in shares of the Underlying Funds, at cost...........  $              2,047,022
Underlying Fund shares held......................................                   112,466


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-26

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         OPPENHEIMER
                                                                      DISCOVERY MID CAP            OPPENHEIMER
                                                                       GROWTH FUND/VA            GLOBAL FUND/VA
                                                                   -----------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                84,159  $                 18,050
   Investment income receivable..................................                       --                        --
                                                                   -----------------------  ------------------------
   Net assets....................................................                   84,159                    18,050
                                                                   =======================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   84,159                    18,050
                                                                   -----------------------  ------------------------
   Net assets....................................................                   84,159                    18,050
                                                                   =======================  ========================

   Units outstanding, December 31, 2017..........................                    6,376                     1,365

Investments in shares of the Underlying Funds, at cost...........  $                77,237  $                 16,308
Underlying Fund shares held......................................                    1,054                       385

                                                                      OPPENHEIMER GLOBAL            OPPENHEIMER
                                                                      MULTI-ALTERNATIVES       INTERNATIONAL GROWTH
                                                                            FUND/VA                   FUND/VA
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                10,922    $               148,040
   Investment income receivable..................................                       --                         --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   10,922                    148,040
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   10,922                    148,040
                                                                   ------------------------  ------------------------
   Net assets....................................................                   10,922                    148,040
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    1,094                     12,249

Investments in shares of the Underlying Funds, at cost...........  $                10,882    $               134,455
Underlying Fund shares held......................................                    1,113                     54,830

                                                                          OPPENHEIMER
                                                                          MAIN STREET
                                                                     SMALL CAP FUND(R)/VA
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                139,029
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   139,029
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   139,029
                                                                   ------------------------
   Net assets....................................................                   139,029
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    10,691

Investments in shares of the Underlying Funds, at cost...........  $                128,217
Underlying Fund shares held......................................                     5,469


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-27

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 PIMCO COMMODITY-
                                                                        PIMCO ALL ASSET       REALRETURN(R) STRATEGY
                                                                           PORTFOLIO                 PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $               498,394  $                 87,911
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   498,394                    87,911
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   498,394                    87,911
                                                                   ------------------------  ------------------------
   Net assets....................................................                   498,394                    87,911
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    44,617                     8,071

Investments in shares of the Underlying Funds, at cost...........   $               485,161  $                 90,741
Underlying Fund shares held......................................                    45,433                    12,142

                                                                        PIMCO EMERGING             PIMCO FOREIGN
                                                                         MARKETS BOND             BOND PORTFOLIO
                                                                           PORTFOLIO           (U.S. DOLLAR-HEDGED)
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                202,741  $                440,048
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                   202,741                   440,048
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   202,741                   440,048
                                                                   ------------------------  ------------------------
   Net assets....................................................                   202,741                   440,048
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                    17,029                    41,210

Investments in shares of the Underlying Funds, at cost...........  $                201,736  $                452,699
Underlying Fund shares held......................................                    15,429                    40,783

                                                                         PIMCO GLOBAL
                                                                      MULTI-ASSET MANAGED
                                                                     ALLOCATION PORTFOLIO
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 26,062
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                    26,062
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    26,062
                                                                   ------------------------
   Net assets....................................................                    26,062
                                                                   ========================

   Units outstanding, December 31, 2017..........................                     2,274

Investments in shares of the Underlying Funds, at cost...........  $                 25,339
Underlying Fund shares held......................................                     2,022


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-28

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                       PIMCO HIGH YIELD             PIMCO REAL
                                                                         PORTFOLIO (b)           RETURN PORTFOLIO
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 97,194  $                 56,353
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    97,194                    56,353
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    97,194                    56,353
                                                                   ------------------------  ------------------------
   Net assets....................................................                    97,194                    56,353
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     9,493                     5,452

Investments in shares of the Underlying Funds, at cost...........  $                 98,310  $                 56,118
Underlying Fund shares held......................................                    12,350                     4,537

                                                                      PIMCO STOCKSPLUS(R)            PIMCO TOTAL
                                                                       GLOBAL PORTFOLIO           RETURN PORTFOLIO
                                                                   -------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,012,108   $              4,498,627
   Investment income receivable..................................                        --                         --
                                                                   -------------------------  ------------------------
   Net assets....................................................                 1,012,108                  4,498,627
                                                                   =========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,012,108                  4,498,627
                                                                   -------------------------  ------------------------
   Net assets....................................................                 1,012,108                  4,498,627
                                                                   =========================  ========================

   Units outstanding, December 31, 2017..........................                    75,299                    426,151

Investments in shares of the Underlying Funds, at cost...........  $              1,113,986   $              4,493,620
Underlying Fund shares held......................................                   106,202                    411,209

                                                                      PIMCO UNCONSTRAINED
                                                                        BOND PORTFOLIO
                                                                   -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 25,100
   Investment income receivable..................................                        --
                                                                   -------------------------
   Net assets....................................................                    25,100
                                                                   =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    25,100
                                                                   -------------------------
   Net assets....................................................                    25,100
                                                                   =========================

   Units outstanding, December 31, 2017..........................                     2,342

Investments in shares of the Underlying Funds, at cost...........  $                 24,798
Underlying Fund shares held......................................                     2,381


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-29

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                PUTNAM VT AMERICAN
                                                                      PUTNAM VT ABSOLUTE         GOVERNMENT INCOME
                                                                        RETURN 500 FUND                FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                 11,298  $                 21,077
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,298                    21,077
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                    11,298                    21,077
                                                                   ------------------------  ------------------------
   Net assets....................................................                    11,298                    21,077
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                     1,082                     2,105

Investments in shares of the Underlying Funds, at cost...........  $                 10,483  $                 21,132
Underlying Fund shares held......................................                     1,053                     2,214


                                                                        PUTNAM VT EQUITY          PUTNAM VT GLOBAL
                                                                           INCOME FUND          ASSET ALLOCATION FUND
                                                                   -------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             2,200,581    $                  2,525
   Investment income receivable..................................                        --                          --
                                                                   -------------------------  -------------------------
   Net assets....................................................                 2,200,581                       2,525
                                                                   =========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 2,200,581                       2,525
                                                                   -------------------------  -------------------------
   Net assets....................................................                 2,200,581                       2,525
                                                                   =========================  =========================

   Units outstanding, December 31, 2017..........................                   142,525                         211

Investments in shares of the Underlying Funds, at cost...........   $             1,775,829    $                  2,499
Underlying Fund shares held......................................                    82,450                         138


                                                                       PUTNAM VT GROWTH
                                                                      OPPORTUNITIES FUND
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..   $             1,241,785
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                 1,241,785
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,241,785
                                                                   ------------------------
   Net assets....................................................                 1,241,785
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    95,069

Investments in shares of the Underlying Funds, at cost...........   $               993,209
Underlying Fund shares held......................................                   124,552


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-30

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                     PUTNAM VT
                                                                           PUTNAM VT               INTERNATIONAL
                                                                          INCOME FUND               VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $              1,795,555  $                 25,488
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,795,555                    25,488
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                 1,795,555                    25,488
                                                                   ------------------------  ------------------------
   Net assets....................................................                 1,795,555                    25,488
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                   167,384                     2,102

Investments in shares of the Underlying Funds, at cost...........  $              1,834,063  $                 24,939
Underlying Fund shares held......................................                   163,084                     2,199


                                                                           PUTNAM VT            PUTNAM VT SMALL CAP
                                                                        INVESTORS FUND              VALUE FUND
                                                                   ------------------------  ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                  9,673  $                218,624
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  ------------------------
   Net assets....................................................                     9,673                   218,624
                                                                   ========================  ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                     9,673                   218,624
                                                                   ------------------------  ------------------------
   Net assets....................................................                     9,673                   218,624
                                                                   ========================  ========================

   Units outstanding, December 31, 2017..........................                       722                    16,584

Investments in shares of the Underlying Funds, at cost...........  $                  9,239  $                204,984
Underlying Fund shares held......................................                       472                    13,495


                                                                       RATIONAL DIVIDEND
                                                                      CAPTURE VA FUND (a)
                                                                   ------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                551,839
   Investment income receivable..................................                        --
                                                                   ------------------------
   Net assets....................................................                   551,839
                                                                   ========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                   551,839
                                                                   ------------------------
   Net assets....................................................                   551,839
                                                                   ========================

   Units outstanding, December 31, 2017..........................                    44,163

Investments in shares of the Underlying Funds, at cost...........  $                582,418
Underlying Fund shares held......................................                    46,845


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-31

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF NET ASSETS -- (CONCLUDED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               TOPS(R) MANAGED RISK
                                                                       RATIONAL INSIDER            BALANCED ETF
                                                                      BUYING VA FUND (a)             PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $                     --  $             42,098,877
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................                        --                42,098,877
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................                        --                42,098,877
                                                                   ------------------------  -------------------------
   Net assets....................................................                        --                42,098,877
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                        --                 3,605,951

Investments in shares of the Underlying Funds, at cost...........  $                     --  $             39,346,909
Underlying Fund shares held......................................                        --                 3,439,451

                                                                                               TOPS(R) MANAGED RISK
                                                                     TOPS(R) MANAGED RISK         MODERATE GROWTH
                                                                     GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                                   ------------------------  -------------------------

ASSETS:
   Investments in shares of the Underlying Funds, at fair value..  $            136,582,650  $             88,440,769
   Investment income receivable..................................                        --                        --
                                                                   ------------------------  -------------------------
   Net assets....................................................               136,582,650                88,440,769
                                                                   ========================  =========================

NET ASSETS BY CATEGORY:
   Accumulation reserves.........................................               136,582,650                88,440,769
                                                                   ------------------------  -------------------------
   Net assets....................................................               136,582,650                88,440,769
                                                                   ========================  =========================

   Units outstanding, December 31, 2017..........................                11,346,408                 7,306,581

Investments in shares of the Underlying Funds, at cost...........  $            123,644,339  $             81,446,472
Underlying Fund shares held......................................                10,891,758                 7,002,436


(a)   Name change. See Note 1.





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-32

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                   AB VPS GLOBAL BOND          AB VPS GROWTH AND
                                                                        PORTFOLIO              INCOME PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  10,537   $                     58
   Expenses:
      Mortality and expense risk fees........................                      2,084                         66
      Other expense fees.....................................                        445                         16
                                                               --------------------------  -------------------------
      Total expenses.........................................                      2,529                         82
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                      8,008                        (24)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,099                        400
   Net realized gain (loss) from sales of investments........                          5                         19
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                      1,104                        419
   Change in unrealized gain (loss)..........................                     (4,015)                     1,271
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (2,911)                     1,690
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   5,097   $                  1,666
                                                               ==========================  =========================

                                                                                            AMERICAN CENTURY VP
                                                                  AB VPS REAL ESTATE       CAPITAL APPRECIATION
                                                                 INVESTMENT PORTFOLIO              FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  4,724  $                     --
   Expenses:
      Mortality and expense risk fees........................                     2,344                       230
      Other expense fees.....................................                       502                        94
                                                               ------------------------  -------------------------
      Total expenses.........................................                     2,846                       324
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                     1,878                      (324)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    16,081                     5,923
   Net realized gain (loss) from sales of investments........                        55                        53
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                    16,136                     5,976
   Change in unrealized gain (loss)..........................                     3,241                     3,187
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    19,377                     9,163
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 21,255  $                  8,839
                                                               ========================  =========================


                                                                   AMERICAN CENTURY VP
                                                                       GROWTH FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  21,266
   Expenses:
      Mortality and expense risk fees........................                     20,311
      Other expense fees.....................................                      6,160
                                                               --------------------------
      Total expenses.........................................                     26,471
                                                               --------------------------
   Net investment income (loss)..............................                     (5,205)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    429,891
   Net realized gain (loss) from sales of investments........                    127,457
                                                               --------------------------
      Net realized gain (loss)...............................                    557,348
   Change in unrealized gain (loss)..........................                    232,119
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    789,467
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 784,262
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-33

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   AMERICAN CENTURY VP
                                                                    INCOME AND GROWTH        AMERICAN CENTURY VP
                                                                          FUND                  MID CAP VALUE
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  1,654  $                  37,110
   Expenses:
      Mortality and expense risk fees........................                        611                     17,635
      Other expense fees.....................................                        153                      5,197
                                                               -------------------------  -------------------------
      Total expenses.........................................                        764                     22,832
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        890                     14,278
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,619                     49,230
   Net realized gain (loss) from sales of investments........                         88                     36,688
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                      1,707                     85,918
   Change in unrealized gain (loss)..........................                     11,320                    162,287
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     13,027                    248,205
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                 13,917  $                 262,483
                                                               =========================  =========================


                                                                  AMERICAN CENTURY VP       AMERICAN FUNDS ASSET
                                                                      VALUE FUND               ALLOCATION FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 33,443   $                 19,137
   Expenses:
      Mortality and expense risk fees........................                    14,320                      9,542
      Other expense fees.....................................                     4,264                      2,599
                                                               -------------------------  -------------------------
      Total expenses.........................................                    18,584                     12,141
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    14,859                      6,996
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                     62,725
   Net realized gain (loss) from sales of investments........                    32,862                     17,488
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    32,862                     80,213
   Change in unrealized gain (loss)..........................                   126,197                     81,960
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   159,059                    162,173
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                173,918   $                169,169
                                                               =========================  =========================

                                                                    AMERICAN FUNDS
                                                                 BLUE CHIP INCOME AND
                                                                        GROWTH
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  30,814
   Expenses:
      Mortality and expense risk fees........................                     12,452
      Other expense fees.....................................                      3,004
                                                               -------------------------
      Total expenses.........................................                     15,456
                                                               -------------------------
   Net investment income (loss)..............................                     15,358
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     57,083
   Net realized gain (loss) from sales of investments........                     13,808
                                                               -------------------------
      Net realized gain (loss)...............................                     70,891
   Change in unrealized gain (loss)..........................                    129,938
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    200,829
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 216,187
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-34

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                AMERICAN FUNDS
                                                                     AMERICAN FUNDS             CAPITAL INCOME
                                                                        BOND FUND                   BUILDER
                                                               --------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  9,724   $                 23,475
   Expenses:
      Mortality and expense risk fees........................                      2,993                      7,751
      Other expense fees.....................................                        674                      1,845
                                                               --------------------------  ------------------------
      Total expenses.........................................                      3,667                      9,596
                                                               --------------------------  ------------------------
   Net investment income (loss)..............................                      6,057                     13,879
                                                               --------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      4,776                         --
   Net realized gain (loss) from sales of investments........                        (65)                     9,006
                                                               --------------------------  ------------------------
      Net realized gain (loss)...............................                      4,711                      9,006
   Change in unrealized gain (loss)..........................                     (5,485)                    55,237
                                                               --------------------------  ------------------------
      Net realized and unrealized gain (loss)................                       (774)                    64,243
                                                               --------------------------  ------------------------
      Net increase (decrease) in net assets from operations..   $                  5,283   $                 78,122
                                                               ==========================  ========================

                                                                    AMERICAN FUNDS
                                                                   GLOBAL GROWTH AND           AMERICAN FUNDS
                                                                      INCOME FUND            GLOBAL GROWTH FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 71,995  $                   7,080
   Expenses:
      Mortality and expense risk fees........................                    15,299                      5,230
      Other expense fees.....................................                     4,931                      1,530
                                                               ------------------------  -------------------------
      Total expenses.........................................                    20,230                      6,760
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                    51,765                        320
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    36,067                     16,851
   Net realized gain (loss) from sales of investments........                    76,867                      3,097
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                   112,934                     19,948
   Change in unrealized gain (loss)..........................                   345,923                    142,616
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   458,857                    162,564
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                510,622  $                 162,884
                                                               ========================  =========================


                                                                    AMERICAN FUNDS
                                                                      GROWTH FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 51,575
   Expenses:
      Mortality and expense risk fees........................                    69,436
      Other expense fees.....................................                    22,068
                                                               -------------------------
      Total expenses.........................................                    91,504
                                                               -------------------------
   Net investment income (loss)..............................                   (39,929)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 1,081,037
   Net realized gain (loss) from sales of investments........                    60,835
                                                               -------------------------
      Net realized gain (loss)...............................                 1,141,872
   Change in unrealized gain (loss)..........................                 1,461,130
                                                               -------------------------
      Net realized and unrealized gain (loss)................                 2,603,002
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $              2,563,073
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-35

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS            AMERICAN FUNDS
                                                                     GROWTH-INCOME          INTERNATIONAL FUND
                                                               ------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 98,780  $                 34,619
   Expenses:
      Mortality and expense risk fees........................                    51,241                    16,395
      Other expense fees.....................................                    16,562                     5,077
                                                               ------------------------  ------------------------
      Total expenses.........................................                    67,803                    21,472
                                                               ------------------------  ------------------------
   Net investment income (loss)..............................                    30,977                    13,147
                                                               ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   575,784                    28,982
   Net realized gain (loss) from sales of investments........                    37,868                    11,352
                                                               ------------------------  ------------------------
      Net realized gain (loss)...............................                   613,652                    40,334
   Change in unrealized gain (loss)..........................                   947,993                   616,650
                                                               ------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 1,561,645                   656,984
                                                               ------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              1,592,622  $                670,131
                                                               ========================  ========================

                                                                    AMERICAN FUNDS
                                                                  MANAGED RISK ASSET           AMERICAN FUNDS
                                                                    ALLOCATION FUND            NEW WORLD FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              5,708,798   $                 11,463
   Expenses:
      Mortality and expense risk fees........................                 4,703,776                      9,614
      Other expense fees.....................................                 2,206,214                      2,458
                                                               -------------------------  -------------------------
      Total expenses.........................................                 6,909,990                     12,072
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                (1,201,192)                      (609)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                 7,021,821                         --
   Net realized gain (loss) from sales of investments........                 3,915,493                     10,635
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                10,937,314                     10,635
   Change in unrealized gain (loss)..........................                84,090,353                    273,480
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                95,027,667                    284,115
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $             93,826,475   $                283,506
                                                               =========================  =========================


                                                                    BLACKROCK BASIC
                                                                    VALUE V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    146
   Expenses:
      Mortality and expense risk fees........................                       305
      Other expense fees.....................................                        73
                                                               -------------------------
      Total expenses.........................................                       378
                                                               -------------------------
   Net investment income (loss)..............................                      (232)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       885
   Net realized gain (loss) from sales of investments........                       760
                                                               -------------------------
      Net realized gain (loss)...............................                     1,645
   Change in unrealized gain (loss)..........................                    (1,441)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                       204
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                    (28)
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-36

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   BLACKROCK CAPITAL          BLACKROCK EQUITY
                                                                APPRECIATION V.I. FUND       DIVIDEND V.I. FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                  43,681
   Expenses:
      Mortality and expense risk fees........................                    10,974                      16,403
      Other expense fees.....................................                     3,512                       5,404
                                                               -------------------------  -------------------------
      Total expenses.........................................                    14,486                      21,807
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                   (14,486)                     21,874
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   202,844                     155,181
   Net realized gain (loss) from sales of investments........                    61,519                      31,477
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   264,363                     186,658
   Change in unrealized gain (loss)..........................                   235,405                     190,816
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   499,768                     377,474
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                485,282   $                 399,348
                                                               =========================  =========================

                                                                    BLACKROCK GLOBAL         BLACKROCK HIGH YIELD
                                                                  ALLOCATION V.I. FUND             V.I. FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  63,524   $                 58,038
   Expenses:
      Mortality and expense risk fees........................                     29,146                      7,752
      Other expense fees.....................................                      9,059                      3,531
                                                               --------------------------  -------------------------
      Total expenses.........................................                     38,205                     11,283
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     25,319                     46,755
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     59,252                         --
   Net realized gain (loss) from sales of investments........                     (3,872)                      (507)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     55,380                       (507)
   Change in unrealized gain (loss)..........................                    440,295                     21,602
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    495,675                     21,095
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 520,994   $                 67,850
                                                               ==========================  =========================

                                                                      BLACKROCK S&P
                                                                   500 INDEX V.I. FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  16,232
   Expenses:
      Mortality and expense risk fees........................                      4,782
      Other expense fees.....................................                      1,291
                                                               -------------------------
      Total expenses.........................................                      6,073
                                                               -------------------------
   Net investment income (loss)..............................                     10,159
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     43,388
   Net realized gain (loss) from sales of investments........                      7,353
                                                               -------------------------
      Net realized gain (loss)...............................                     50,741
   Change in unrealized gain (loss)..........................                     56,398
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    107,139
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 117,298
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-37

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                BLACKROCK U.S.
                                                                     BLACKROCK TOTAL            GOVERNMENT BOND
                                                                    RETURN V.I. FUND               V.I. FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 26,308   $                   4,675
   Expenses:
      Mortality and expense risk fees........................                      9,308                       2,132
      Other expense fees.....................................                      2,356                         785
                                                               --------------------------  --------------------------
      Total expenses.........................................                     11,664                       2,917
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     14,644                       1,758
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (4,705)                     (2,195)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (4,705)                     (2,195)
   Change in unrealized gain (loss)..........................                     13,153                       1,088
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      8,448                      (1,107)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                 23,092   $                     651
                                                               ==========================  ==========================

                                                                     CALVERT VP EAFE              CALVERT VP
                                                                   INTERNATIONAL INDEX         INVESTMENT GRADE
                                                                        PORTFOLIO            BOND INDEX PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 14,809  $                  11,612
   Expenses:
      Mortality and expense risk fees........................                      4,493                      1,881
      Other expense fees.....................................                        961                        725
                                                               -------------------------  --------------------------
      Total expenses.........................................                      5,454                      2,606
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                      9,355                      9,006
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                      1,394                       (262)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                      1,394                       (262)
   Change in unrealized gain (loss)..........................                     82,510                     (7,257)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     83,904                     (7,519)
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                 93,259  $                   1,487
                                                               =========================  ==========================

                                                                      CALVERT VP
                                                                      NASDAQ 100
                                                                    INDEX PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   8,640
   Expenses:
      Mortality and expense risk fees........................                     11,650
      Other expense fees.....................................                      4,354
                                                               --------------------------
      Total expenses.........................................                     16,004
                                                               --------------------------
   Net investment income (loss)..............................                     (7,364)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     16,816
   Net realized gain (loss) from sales of investments........                     17,966
                                                               --------------------------
      Net realized gain (loss)...............................                     34,782
   Change in unrealized gain (loss)..........................                    332,868
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    367,650
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 360,286
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-38

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      CALVERT VP                   CALVERT VP
                                                                RUSSELL 2000 SMALL CAP           S&P MIDCAP 400
                                                                    INDEX PORTFOLIO              INDEX PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   8,773   $                   3,848
   Expenses:
      Mortality and expense risk fees........................                      6,419                       2,641
      Other expense fees.....................................                      1,618                         866
                                                               --------------------------  -------------------------
      Total expenses.........................................                      8,037                       3,507
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        736                         341
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     41,532                      20,871
   Net realized gain (loss) from sales of investments........                       (946)                      1,070
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     40,586                      21,941
   Change in unrealized gain (loss)..........................                     73,792                      40,260
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    114,378                      62,201
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 115,114   $                  62,542
                                                               ==========================  =========================

                                                                        DFA VA                      DFA VA
                                                                      GLOBAL BOND                INTERNATIONAL
                                                                     PORTFOLIO (b)            VALUE PORTFOLIO (b)
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 45,932   $                  71,418
   Expenses:
      Mortality and expense risk fees........................                     8,819                       8,822
      Other expense fees.....................................                     5,169                       5,118
                                                               -------------------------  -------------------------
      Total expenses.........................................                    13,988                      13,940
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    31,944                      57,478
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     1,251                          --
   Net realized gain (loss) from sales of investments........                       (47)                        696
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     1,204                         696
   Change in unrealized gain (loss)..........................                   (56,419)                    184,858
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   (55,215)                    185,554
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                (23,271)  $                 243,032
                                                               =========================  =========================

                                                                        DFA VA
                                                                    US LARGE VALUE
                                                                     PORTFOLIO (b)
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 25,789
   Expenses:
      Mortality and expense risk fees........................                     4,693
      Other expense fees.....................................                     2,748
                                                               ------------------------
      Total expenses.........................................                     7,441
                                                               ------------------------
   Net investment income (loss)..............................                    18,348
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    56,246
   Net realized gain (loss) from sales of investments........                       400
                                                               ------------------------
      Net realized gain (loss)...............................                    56,646
   Change in unrealized gain (loss)..........................                    89,790
                                                               ------------------------
      Net realized and unrealized gain (loss)................                   146,436
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                164,784
                                                               ========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-39

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                         DFA VA                FT VIP FRANKLIN
                                                                    US TARGETED VALUE        GLOBAL REAL ESTATE
                                                                      PORTFOLIO (b)               VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 29,288  $                   1,907
   Expenses:
      Mortality and expense risk fees........................                      9,345                        382
      Other expense fees.....................................                      5,446                        141
                                                               -------------------------  --------------------------
      Total expenses.........................................                     14,791                        523
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     14,497                      1,384
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    173,800                         --
   Net realized gain (loss) from sales of investments........                      1,130                        (33)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    174,930                        (33)
   Change in unrealized gain (loss)..........................                    172,664                      1,395
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    347,594                      1,362
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                362,091  $                   2,746
                                                               =========================  ==========================

                                                                                                FT VIP FRANKLIN
                                                                     FT VIP FRANKLIN             MUTUAL GLOBAL
                                                                     INCOME VIP FUND          DISCOVERY VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 115,459  $                   1,095
   Expenses:
      Mortality and expense risk fees........................                     15,876                        483
      Other expense fees.....................................                      5,773                        110
                                                               -------------------------  --------------------------
      Total expenses.........................................                     21,649                        593
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     93,810                        502
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                      3,788
   Net realized gain (loss) from sales of investments........                      5,203                         63
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                      5,203                      3,851
   Change in unrealized gain (loss)..........................                    141,244                     (1,057)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    146,447                      2,794
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 240,257  $                   3,296
                                                               =========================  ==========================

                                                                    FT VIP FRANKLIN
                                                                     MUTUAL SHARES
                                                                       VIP FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  55,550
   Expenses:
      Mortality and expense risk fees........................                     17,700
      Other expense fees.....................................                      5,264
                                                               --------------------------
      Total expenses.........................................                     22,964
                                                               --------------------------
   Net investment income (loss)..............................                     32,586
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    106,420
   Net realized gain (loss) from sales of investments........                       (505)
                                                               --------------------------
      Net realized gain (loss)...............................                    105,915
   Change in unrealized gain (loss)..........................                     48,456
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    154,371
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 186,957
                                                               ==========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-40

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    FT VIP FRANKLIN             FT VIP FRANKLIN
                                                                   RISING DIVIDENDS             SMALL CAP VALUE
                                                                       VIP FUND                    VIP FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  36,387  $                   9,232
   Expenses:
      Mortality and expense risk fees........................                     17,591                     14,353
      Other expense fees.....................................                      4,770                      4,187
                                                               -------------------------  --------------------------
      Total expenses.........................................                     22,361                     18,540
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                     14,026                     (9,308)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     88,404                    148,407
   Net realized gain (loss) from sales of investments........                     11,673                     (9,322)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    100,077                    139,085
   Change in unrealized gain (loss)..........................                    309,757                     76,473
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    409,834                    215,558
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 423,860  $                 206,250
                                                               =========================  ==========================

                                                                    FT VIP FRANKLIN            FT VIP TEMPLETON
                                                                   STRATEGIC INCOME           FOREIGN SECURITIES
                                                                       VIP FUND                      FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  25,809   $                  14,686
   Expenses:
      Mortality and expense risk fees........................                      8,949                       5,726
      Other expense fees.....................................                      2,291                       1,702
                                                               --------------------------  --------------------------
      Total expenses.........................................                     11,240                       7,428
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     14,569                       7,258
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (5,251)                       (626)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (5,251)                       (626)
   Change in unrealized gain (loss)..........................                     24,946                     118,119
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     19,695                     117,493
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  34,264   $                 124,751
                                                               ==========================  ==========================

                                                                    FT VIP TEMPLETON
                                                                       GLOBAL BOND
                                                                     SECURITIES FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --
   Expenses:
      Mortality and expense risk fees........................                     26,170
      Other expense fees.....................................                      6,682
                                                               --------------------------
      Total expenses.........................................                     32,852
                                                               --------------------------
   Net investment income (loss)..............................                    (32,852)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     10,690
   Net realized gain (loss) from sales of investments........                    (17,997)
                                                               --------------------------
      Net realized gain (loss)...............................                     (7,307)
   Change in unrealized gain (loss)..........................                     51,073
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     43,766
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                 10,914
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-41

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              GLOBAL ATLANTIC
                                                                   FT VIP TEMPLETON           AMERICAN FUNDS
                                                                   GROWTH SECURITIES           MANAGED RISK
                                                                         FUND                    PORTFOLIO
                                                               ------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 20,301  $              2,858,743
   Expenses:
      Mortality and expense risk fees........................                     8,882                 1,402,670
      Other expense fees.....................................                     2,765                   459,723
                                                               ------------------------  ------------------------
      Total expenses.........................................                    11,647                 1,862,393
                                                               ------------------------  ------------------------
   Net investment income (loss)..............................                     8,654                   996,350
                                                               ------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                   337,380
   Net realized gain (loss) from sales of investments........                    25,953                 1,396,581
                                                               ------------------------  ------------------------
      Net realized gain (loss)...............................                    25,953                 1,733,961
   Change in unrealized gain (loss)..........................                   188,238                25,806,703
                                                               ------------------------  ------------------------
      Net realized and unrealized gain (loss)................                   214,191                27,540,664
                                                               ------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                222,845  $             28,537,014
                                                               ========================  ========================

                                                                     GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                        BALANCED              BLACKROCK GLOBAL
                                                                      MANAGED RISK           ALLOCATION MANAGED
                                                                        PORTFOLIO              RISK PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $              1,180,586  $              1,778,094
   Expenses:
      Mortality and expense risk fees........................                    605,315                 1,755,649
      Other expense fees.....................................                    192,329                   559,490
                                                               -------------------------  -------------------------
      Total expenses.........................................                    797,644                 2,315,139
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    382,942                  (537,045)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                        --
   Net realized gain (loss) from sales of investments........                  1,275,065                (1,962,664)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                  1,275,065                (1,962,664)
   Change in unrealized gain (loss)..........................                  8,348,984                33,239,219
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  9,624,049                31,276,555
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $             10,006,991  $             30,739,510
                                                               =========================  =========================

                                                                    GLOBAL ATLANTIC
                                                                 FRANKLIN DIVIDEND AND
                                                                    INCOME MANAGED
                                                                    RISK PORTFOLIO
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              2,854,796
   Expenses:
      Mortality and expense risk fees........................                 1,823,645
      Other expense fees.....................................                   698,380
                                                               ------------------------
      Total expenses.........................................                 2,522,025
                                                               ------------------------
   Net investment income (loss)..............................                   332,771
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --
   Net realized gain (loss) from sales of investments........                 2,016,042
                                                               ------------------------
      Net realized gain (loss)...............................                 2,016,042
   Change in unrealized gain (loss)..........................                34,920,120
                                                               ------------------------
      Net realized and unrealized gain (loss)................                36,936,162
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $             37,268,933
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-42

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC
                                                                     GOLDMAN SACHS             GLOBAL ATLANTIC
                                                                    DYNAMIC TRENDS           GROWTH MANAGED RISK
                                                                 ALLOCATION PORTFOLIO             PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                106,993   $              6,229,367
   Expenses:
      Mortality and expense risk fees........................                   182,689                  3,121,243
      Other expense fees.....................................                    82,821                  1,170,939
                                                               -------------------------  -------------------------
      Total expenses.........................................                   265,510                  4,292,182
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                  (158,517)                 1,937,185
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                   173,130                  2,182,962
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                   173,130                  2,182,962
   Change in unrealized gain (loss)..........................                 2,284,893                 67,817,364
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                 2,458,023                 70,000,326
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $              2,299,506   $             71,937,511
                                                               =========================  =========================

                                                                    GLOBAL ATLANTIC           GLOBAL ATLANTIC
                                                                    MODERATE GROWTH           MOTIF AGING OF
                                                                     MANAGED RISK                 AMERICA
                                                                       PORTFOLIO                 PORTFOLIO
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              1,754,088  $                     14
   Expenses:
      Mortality and expense risk fees........................                   895,172                        18
      Other expense fees.....................................                   294,967                         5
                                                               ------------------------  -------------------------
      Total expenses.........................................                 1,190,139                        23
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                   563,949                        (9)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        76
   Net realized gain (loss) from sales of investments........                 1,428,374                        --
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                 1,428,374                        76
   Change in unrealized gain (loss)..........................                16,782,780                       (25)
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                18,211,154                        51
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $             18,775,103  $                     42
                                                               ========================  =========================


                                                                    GLOBAL ATLANTIC
                                                                  MOTIF TECHNOLOGICAL
                                                                 INNOVATIONS PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    --
   Expenses:
      Mortality and expense risk fees........................                        20
      Other expense fees.....................................                         5
                                                               -------------------------
      Total expenses.........................................                        25
                                                               -------------------------
   Net investment income (loss)..............................                       (25)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        62
   Net realized gain (loss) from sales of investments........                         2
                                                               -------------------------
      Net realized gain (loss)...............................                        64
   Change in unrealized gain (loss)..........................                       385
                                                               -------------------------
      Net realized and unrealized gain (loss)................                       449
                                                               -------------------------
      Net increase (decrease) in net assets from operations..   $                   424
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-43

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                    PIMCO TACTICAL             SELECT ADVISOR
                                                                      ALLOCATION                MANAGED RISK
                                                                       PORTFOLIO                  PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 79,664   $              1,405,776
   Expenses:
      Mortality and expense risk fees........................                   132,411                    724,912
      Other expense fees.....................................                    69,823                    288,790
                                                               -------------------------  ------------------------
      Total expenses.........................................                   202,234                  1,013,702
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                  (122,570)                   392,074
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                   155,691                    974,842
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                   155,691                    974,842
   Change in unrealized gain (loss)..........................                 2,987,851                 13,740,498
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 3,143,542                 14,715,340
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              3,020,972   $             15,107,414
                                                               =========================  ========================

                                                                    GLOBAL ATLANTIC            GLOBAL ATLANTIC
                                                                  WELLINGTON RESEARCH         WILSHIRE DYNAMIC
                                                                     MANAGED RISK               CONSERVATIVE
                                                                       PORTFOLIO            ALLOCATION PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $              2,527,768   $                    214
   Expenses:
      Mortality and expense risk fees........................                 2,871,457                         53
      Other expense fees.....................................                   907,650                         23
                                                               -------------------------  ------------------------
      Total expenses.........................................                 3,779,107                         76
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                (1,251,339)                       138
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                        135
   Net realized gain (loss) from sales of investments........                 3,775,800                          6
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                 3,775,800                        141
   Change in unrealized gain (loss)..........................                52,590,774                        694
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                56,366,574                        835
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $             55,115,235   $                    973
                                                               =========================  ========================

                                                                    GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC
                                                                   GROWTH ALLOCATION
                                                                       PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,100
   Expenses:
      Mortality and expense risk fees........................                     1,971
      Other expense fees.....................................                       503
                                                               -------------------------
      Total expenses.........................................                     2,474
                                                               -------------------------
   Net investment income (loss)..............................                    (1,374)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       510
   Net realized gain (loss) from sales of investments........                       192
                                                               -------------------------
      Net realized gain (loss)...............................                       702
   Change in unrealized gain (loss)..........................                    36,194
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    36,896
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 35,522
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-44

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                    GLOBAL ATLANTIC
                                                                   WILSHIRE DYNAMIC           GOLDMAN SACHS VIT
                                                                  MODERATE ALLOCATION         CORE FIXED INCOME
                                                                       PORTFOLIO                    FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     182  $                 51,720
   Expenses:
      Mortality and expense risk fees........................                         84                    15,913
      Other expense fees.....................................                         22                     6,931
                                                               -------------------------  -------------------------
      Total expenses.........................................                        106                    22,844
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                         76                    28,876
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        170                        --
   Net realized gain (loss) from sales of investments........                          5                    (8,074)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                        175                    (8,074)
   Change in unrealized gain (loss)..........................                        831                    15,059
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                      1,006                     6,985
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                   1,082  $                 35,861
                                                               =========================  =========================


                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                      GLOBAL TRENDS          GROWTH OPPORTUNITIES
                                                                     ALLOCATION FUND                 FUND
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,284   $                      --
   Expenses:
      Mortality and expense risk fees........................                      2,443                         132
      Other expense fees.....................................                        640                          33
                                                               --------------------------  --------------------------
      Total expenses.........................................                      3,083                         165
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     (1,799)                       (165)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     10,906                       2,567
   Net realized gain (loss) from sales of investments........                        255                          56
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     11,161                       2,623
   Change in unrealized gain (loss)..........................                     26,283                       1,157
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     37,444                       3,780
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  35,645   $                   3,615
                                                               ==========================  ==========================


                                                                   GOLDMAN SACHS VIT
                                                                 HIGH QUALITY FLOATING
                                                                       RATE FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   2,058
   Expenses:
      Mortality and expense risk fees........................                      1,264
      Other expense fees.....................................                        308
                                                               --------------------------
      Total expenses.........................................                      1,572
                                                               --------------------------
   Net investment income (loss)..............................                        486
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                        (21)
                                                               --------------------------
      Net realized gain (loss)...............................                        (21)
   Change in unrealized gain (loss)..........................                       (234)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                       (255)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                     231
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-45

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                              GOLDMAN SACHS VIT
                                                                   GOLDMAN SACHS VIT           MULTI-STRATEGY
                                                                  MID CAP VALUE FUND       ALTERNATIVES PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  2,968   $                   2,346
   Expenses:
      Mortality and expense risk fees........................                     4,114                         959
      Other expense fees.....................................                       903                         243
                                                               -------------------------  --------------------------
      Total expenses.........................................                     5,017                       1,202
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (2,049)                      1,144
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    33,615                          --
   Net realized gain (loss) from sales of investments........                     7,522                        (479)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    41,137                        (479)
   Change in unrealized gain (loss)..........................                     4,302                       4,182
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    45,439                       3,703
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 43,390   $                   4,847
                                                               =========================  ==========================

                                                                    GOLDMAN SACHS VIT          GOLDMAN SACHS VIT
                                                                    SMALL CAP EQUITY           STRATEGIC INCOME
                                                                      INSIGHTS FUND                  FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     721   $                  6,174
   Expenses:
      Mortality and expense risk fees........................                      1,322                      4,203
      Other expense fees.....................................                        330                      1,587
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,652                      5,790
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                       (931)                       384
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     26,912                         --
   Net realized gain (loss) from sales of investments........                     10,403                     (5,015)
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     37,315                     (5,015)
   Change in unrealized gain (loss)..........................                    (12,375)                   (20,477)
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     24,940                    (25,492)
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  24,009   $                (25,108)
                                                               ==========================  =========================

                                                                    GOLDMAN SACHS VIT
                                                                 STRATEGIC INTERNATIONAL
                                                                       EQUITY FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,634
   Expenses:
      Mortality and expense risk fees........................                        703
      Other expense fees.....................................                        236
                                                               --------------------------
      Total expenses.........................................                        939
                                                               --------------------------
   Net investment income (loss)..............................                        695
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     11,993
                                                               --------------------------
      Net realized gain (loss)...............................                     11,993
   Change in unrealized gain (loss)..........................                     11,597
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     23,590
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  24,285
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-46

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   GOLDMAN SACHS VIT           HARTFORD CAPITAL
                                                                 U.S. EQUITY INSIGHTS          APPRECIATION HLS
                                                                         FUND                        FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  26,114   $                 28,005
   Expenses:
      Mortality and expense risk fees........................                     15,602                     22,828
      Other expense fees.....................................                      3,901                      7,992
                                                               -------------------------  --------------------------
      Total expenses.........................................                     19,503                     30,820
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                      6,611                     (2,815)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    240,360                    177,184
   Net realized gain (loss) from sales of investments........                     34,197                    (26,916)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    274,557                    150,268
   Change in unrealized gain (loss)..........................                    114,709                    440,306
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    389,266                    590,574
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 395,877   $                587,759
                                                               =========================  ==========================

                                                                                                HARTFORD GROWTH
                                                                 HARTFORD DIVIDEND AND         OPPORTUNITIES HLS
                                                                    GROWTH HLS FUND                  FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 39,030    $                     --
   Expenses:
      Mortality and expense risk fees........................                    19,237                       1,740
      Other expense fees.....................................                     5,535                         396
                                                               -------------------------  --------------------------
      Total expenses.........................................                    24,772                       2,136
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    14,258                      (2,136)
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                   191,153                       2,662
   Net realized gain (loss) from sales of investments........                   (18,126)                       (906)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                   173,027                       1,756
   Change in unrealized gain (loss)..........................                   252,372                      49,904
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   425,399                      51,660
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                439,657    $                 49,524
                                                               =========================  ==========================


                                                                  HARTFORD HIGH YIELD
                                                                       HLS FUND
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  40,619
   Expenses:
      Mortality and expense risk fees........................                      3,832
      Other expense fees.....................................                      1,178
                                                               --------------------------
      Total expenses.........................................                      5,010
                                                               --------------------------
   Net investment income (loss)..............................                     35,609
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                         72
                                                               --------------------------
      Net realized gain (loss)...............................                         72
   Change in unrealized gain (loss)..........................                     (3,884)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     (3,812)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                  31,797
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-47

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                           HARTFORD INTERNATIONAL
                                                                     HARTFORD INDEX           OPPORTUNITIES HLS
                                                                        HLS FUND                    FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                 40,968  $                  9,509
   Expenses:
      Mortality and expense risk fees........................                     15,940                     5,260
      Other expense fees.....................................                      8,394                     1,656
                                                               -------------------------  -------------------------
      Total expenses.........................................                     24,334                     6,916
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                     16,634                     2,593
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    130,559                        --
   Net realized gain (loss) from sales of investments........                     91,788                    16,952
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    222,347                    16,952
   Change in unrealized gain (loss)..........................                    194,878                   158,524
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    417,225                   175,476
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $                433,859  $                178,069
                                                               =========================  =========================

                                                                  HARTFORD PORTFOLIO
                                                                    DIVERSIFIER HLS         HARTFORD TOTAL RETURN
                                                                         FUND                   BOND HLS FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                252,275   $                  77,957
   Expenses:
      Mortality and expense risk fees........................                   150,020                      18,191
      Other expense fees.....................................                    48,546                       6,441
                                                               -------------------------  --------------------------
      Total expenses.........................................                   198,566                      24,632
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    53,709                      53,325
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                          --
   Net realized gain (loss) from sales of investments........                  (365,658)                     (1,214)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                  (365,658)                     (1,214)
   Change in unrealized gain (loss)..........................                  (720,168)                     39,762
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                (1,085,826)                     38,548
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $             (1,032,117)  $                  91,873
                                                               =========================  ==========================


                                                                  HARTFORD VALUE HLS
                                                                         FUND
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  5,395
   Expenses:
      Mortality and expense risk fees........................                     2,581
      Other expense fees.....................................                       750
                                                               ------------------------
      Total expenses.........................................                     3,331
                                                               ------------------------
   Net investment income (loss)..............................                     2,064
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    25,877
   Net realized gain (loss) from sales of investments........                     2,844
                                                               ------------------------
      Net realized gain (loss)...............................                    28,721
   Change in unrealized gain (loss)..........................                    18,023
                                                               ------------------------
      Net realized and unrealized gain (loss)................                    46,744
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                 48,808
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-48

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                 INVESCO V.I. BALANCED            INVESCO V.I.
                                                                 RISK ALLOCATION FUND             COMSTOCK FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  67,796    $                  1,321
   Expenses:
      Mortality and expense risk fees........................                     12,879                         270
      Other expense fees.....................................                      3,662                          67
                                                               --------------------------  -------------------------
      Total expenses.........................................                     16,541                         337
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     51,255                         984
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     97,250                       2,893
   Net realized gain (loss) from sales of investments........                     (8,191)                          3
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     89,059                       2,896
   Change in unrealized gain (loss)..........................                     12,654                       4,113
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                    101,713                       7,009
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                 152,968    $                  7,993
                                                               ==========================  =========================

                                                                   INVESCO V.I. CORE        INVESCO V.I. EQUITY AND
                                                                      EQUITY FUND                 INCOME FUND
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  6,663   $                   9,718
   Expenses:
      Mortality and expense risk fees........................                     5,943                       7,415
      Other expense fees.....................................                     1,793                       1,793
                                                               -------------------------  --------------------------
      Total expenses.........................................                     7,736                       9,208
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    (1,073)                        510
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    43,386                      12,137
   Net realized gain (loss) from sales of investments........                     7,094                      70,339
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                    50,480                      82,476
   Change in unrealized gain (loss)..........................                    52,952                      (9,519)
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                   103,432                      72,957
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                102,359   $                  73,467
                                                               =========================  ==========================

                                                                  INVESCO V.I. GLOBAL
                                                                      REAL ESTATE
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  7,924
   Expenses:
      Mortality and expense risk fees........................                     1,228
      Other expense fees.....................................                       419
                                                               ------------------------
      Total expenses.........................................                     1,647
                                                               ------------------------
   Net investment income (loss)..............................                     6,277
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     4,317
   Net realized gain (loss) from sales of investments........                     1,212
                                                               ------------------------
      Net realized gain (loss)...............................                     5,529
   Change in unrealized gain (loss)..........................                    10,328
                                                               ------------------------
      Net realized and unrealized gain (loss)................                    15,857
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                 22,134
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-49

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                     INVESCO V.I.               INVESCO V.I.
                                                                   GOVERNMENT MONEY         INTERNATIONAL GROWTH
                                                                      MARKET FUND                   FUND
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 64,936   $                 21,921
   Expenses:
      Mortality and expense risk fees........................                    89,017                     10,766
      Other expense fees.....................................                    31,416                      3,640
                                                               -------------------------  ------------------------
      Total expenses.........................................                   120,433                     14,406
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                   (55,497)                     7,515
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                        --                     43,316
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                        --                     43,316
   Change in unrealized gain (loss)..........................                        --                    312,400
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                        --                    355,716
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                (55,497)  $                363,231
                                                               =========================  ========================


                                                                 INVESCO V.I. MID CAP      INVESCO V.I. SMALL CAP
                                                                   CORE EQUITY FUND              EQUITY FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  3,259   $                     --
   Expenses:
      Mortality and expense risk fees........................                     8,096                      7,469
      Other expense fees.....................................                     2,021                      2,065
                                                               -------------------------  -------------------------
      Total expenses.........................................                    10,117                      9,534
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (6,858)                    (9,534)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    21,456                     48,316
   Net realized gain (loss) from sales of investments........                    (2,944)                   (11,170)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    18,512                     37,146
   Change in unrealized gain (loss)..........................                   115,215                     96,585
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   133,727                    133,731
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                126,869   $                124,197
                                                               =========================  =========================

                                                                   IVY VIP ADVANTUS
                                                                      REAL ESTATE
                                                                    SECURITIES (a)
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    128
   Expenses:
      Mortality and expense risk fees........................                       193
      Other expense fees.....................................                        47
                                                               -------------------------
      Total expenses.........................................                       240
                                                               -------------------------
   Net investment income (loss)..............................                      (112)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     1,195
   Net realized gain (loss) from sales of investments........                       183
                                                               -------------------------
      Net realized gain (loss)...............................                     1,378
   Change in unrealized gain (loss)..........................                       (46)
                                                               -------------------------
      Net realized and unrealized gain (loss)................                     1,332
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,220
                                                               =========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-50

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                    IVY VIP
                                                                        IVY VIP                  INTERNATIONAL
                                                                      CORE EQUITY                 CORE EQUITY
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      10   $                  17,914
   Expenses:
      Mortality and expense risk fees........................                         19                      11,026
      Other expense fees.....................................                          4                       2,748
                                                               --------------------------  -------------------------
      Total expenses.........................................                         23                      13,774
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (13)                      4,140
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         94                          --
   Net realized gain (loss) from sales of investments........                         (3)                      8,901
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         91                       8,901
   Change in unrealized gain (loss)..........................                        353                     248,286
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        444                     257,187
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                     431   $                 261,327
                                                               ==========================  =========================

                                                                       LORD ABBETT                LORD ABBETT
                                                                     BOND-DEBENTURE           FUNDAMENTAL EQUITY
                                                                        PORTFOLIO                  PORTFOLIO
                                                               -------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 145,653  $                  18,421
   Expenses:
      Mortality and expense risk fees........................                     20,087                     11,003
      Other expense fees.....................................                      5,650                      3,559
                                                               -------------------------  --------------------------
      Total expenses.........................................                     25,737                     14,562
                                                               -------------------------  --------------------------
   Net investment income (loss)..............................                    119,916                      3,859
                                                               -------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     34,313                    136,580
   Net realized gain (loss) from sales of investments........                      4,073                    (11,031)
                                                               -------------------------  --------------------------
      Net realized gain (loss)...............................                     38,386                    125,549
   Change in unrealized gain (loss)..........................                     60,638                     68,639
                                                               -------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     99,024                    194,188
                                                               -------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 218,940  $                 198,047
                                                               =========================  ==========================

                                                                   LORD ABBETT GROWTH
                                                                      OPPORTUNITIES
                                                                        PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --
   Expenses:
      Mortality and expense risk fees........................                      4,840
      Other expense fees.....................................                      1,579
                                                               --------------------------
      Total expenses.........................................                      6,419
                                                               --------------------------
   Net investment income (loss)..............................                     (6,419)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     29,933
   Net realized gain (loss) from sales of investments........                     (2,777)
                                                               --------------------------
      Net realized gain (loss)...............................                     27,156
   Change in unrealized gain (loss)..........................                    132,570
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    159,726
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 153,307
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-51

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                 LORD ABBETT
                                                                  LORD ABBETT MID CAP          SHORT DURATION
                                                                    STOCK PORTFOLIO           INCOME PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    386   $                107,327
   Expenses:
      Mortality and expense risk fees........................                       314                     16,235
      Other expense fees.....................................                        78                      3,659
                                                               -------------------------  -------------------------
      Total expenses.........................................                       392                     19,894
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                        (6)                    87,433
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     6,177                         --
   Net realized gain (loss) from sales of investments........                      (393)                   (13,922)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                     5,784                    (13,922)
   Change in unrealized gain (loss)..........................                    (4,316)                   (63,210)
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,468                    (77,132)
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,462   $                 10,301
                                                               =========================  =========================

                                                                    MFS(R) BLENDED              MFS(R) BLENDED
                                                                 RESEARCH CORE EQUITY         RESEARCH SMALL CAP
                                                                       PORTFOLIO               EQUITY PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   1,182   $                    318
   Expenses:
      Mortality and expense risk fees........................                        991                        498
      Other expense fees.....................................                        248                        145
                                                               --------------------------  -------------------------
      Total expenses.........................................                      1,239                        643
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (57)                      (325)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      1,950                      5,414
   Net realized gain (loss) from sales of investments........                      4,478                        622
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                      6,428                      6,036
   Change in unrealized gain (loss)..........................                     16,805                      7,655
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     23,233                     13,691
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  23,176   $                 13,366
                                                               ==========================  =========================


                                                                  MFS(R) GLOBAL REAL
                                                                   ESTATE PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                   3,303
   Expenses:
      Mortality and expense risk fees........................                        626
      Other expense fees.....................................                        156
                                                               -------------------------
      Total expenses.........................................                        782
                                                               -------------------------
   Net investment income (loss)..............................                      2,521
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      5,067
   Net realized gain (loss) from sales of investments........                        710
                                                               -------------------------
      Net realized gain (loss)...............................                      5,777
   Change in unrealized gain (loss)..........................                        199
                                                               -------------------------
      Net realized and unrealized gain (loss)................                      5,976
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                   8,497
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-52

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                             MFS(R) INTERNATIONAL
                                                                  MFS(R) GROWTH SERIES          VALUE PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                     --   $                  21,435
   Expenses:
      Mortality and expense risk fees........................                     25,156                      11,639
      Other expense fees.....................................                      7,852                       3,311
                                                               --------------------------  -------------------------
      Total expenses.........................................                     33,008                      14,950
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                    (33,008)                      6,485
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    157,068                       1,563
   Net realized gain (loss) from sales of investments........                    122,942                      21,243
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                    280,010                      22,806
   Change in unrealized gain (loss)..........................                    764,330                     346,455
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                  1,044,340                     369,261
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..   $              1,011,332   $                 375,746
                                                               ==========================  =========================

                                                                   MFS(R) INVESTORS            MFS(R) MID CAP
                                                                     TRUST SERIES               GROWTH SERIES
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  3,661   $                     --
   Expenses:
      Mortality and expense risk fees........................                     3,919                        593
      Other expense fees.....................................                     1,306                        168
                                                               -------------------------  -------------------------
      Total expenses.........................................                     5,225                        761
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                    (1,564)                      (761)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    26,236                      6,537
   Net realized gain (loss) from sales of investments........                     3,102                        190
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    29,338                      6,727
   Change in unrealized gain (loss)..........................                   102,474                     11,149
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   131,812                     17,876
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                130,248   $                 17,115
                                                               =========================  =========================

                                                                    MFS(R) MID CAP
                                                                    VALUE PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  10,455
   Expenses:
      Mortality and expense risk fees........................                      6,366
      Other expense fees.....................................                      1,614
                                                               -------------------------
      Total expenses.........................................                      7,980
                                                               -------------------------
   Net investment income (loss)..............................                      2,475
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                     30,719
   Net realized gain (loss) from sales of investments........                      7,226
                                                               -------------------------
      Net realized gain (loss)...............................                     37,945
   Change in unrealized gain (loss)..........................                     64,282
                                                               -------------------------
      Net realized and unrealized gain (loss)................                    102,227
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                 104,702
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-53

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                 MFS(R) NEW DISCOVERY          MFS(R) RESEARCH
                                                                        SERIES             INTERNATIONAL PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                    333
   Expenses:
      Mortality and expense risk fees........................                     5,556                        135
      Other expense fees.....................................                     1,981                         34
                                                               -------------------------  ------------------------
      Total expenses.........................................                     7,537                        169
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                    (7,537)                       164
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    21,728                         --
   Net realized gain (loss) from sales of investments........                       783                         21
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                    22,511                         21
   Change in unrealized gain (loss)..........................                   209,451                      3,482
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                   231,962                      3,503
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $                224,425   $                  3,667
                                                               =========================  ========================

                                                                  MFS(R) TOTAL RETURN
                                                                      BOND SERIES          MFS(R) UTILITIES SERIES
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  2,634   $                  4,354
   Expenses:
      Mortality and expense risk fees........................                       681                        831
      Other expense fees.....................................                       204                        199
                                                               ------------------------  -------------------------
      Total expenses.........................................                       885                      1,030
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                     1,749                      3,324
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                        11                      2,136
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                        11                      2,136
   Change in unrealized gain (loss)..........................                       698                      5,833
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                       709                      7,969
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  2,458   $                 11,293
                                                               ========================  =========================


                                                                  MFS(R) VALUE SERIES
                                                               ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 40,997
   Expenses:
      Mortality and expense risk fees........................                    16,362
      Other expense fees.....................................                     4,675
                                                               ------------------------
      Total expenses.........................................                    21,037
                                                               ------------------------
   Net investment income (loss)..............................                    19,960
                                                               ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    94,961
   Net realized gain (loss) from sales of investments........                    42,489
                                                               ------------------------
      Net realized gain (loss)...............................                   137,450
   Change in unrealized gain (loss)..........................                   197,195
                                                               ------------------------
      Net realized and unrealized gain (loss)................                   334,645
                                                               ------------------------
      Net increase (decrease) in net assets from operations..  $                354,605
                                                               ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-54

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER
                                                                   DISCOVERY MID CAP               OPPENHEIMER
                                                                    GROWTH FUND/VA               GLOBAL FUND/VA
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      --   $                      34
   Expenses:
      Mortality and expense risk fees........................                        237                          75
      Other expense fees.....................................                        102                          19
                                                               --------------------------  --------------------------
      Total expenses.........................................                        339                          94
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                       (339)                        (60)
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      4,208                          --
   Net realized gain (loss) from sales of investments........                         44                         779
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                      4,252                         779
   Change in unrealized gain (loss)..........................                      7,124                       1,812
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     11,376                       2,591
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  11,037   $                   2,531
                                                               ==========================  ==========================

                                                                  OPPENHEIMER GLOBAL              OPPENHEIMER
                                                                  MULTI-ALTERNATIVES         INTERNATIONAL GROWTH
                                                                        FUND/VA                     FUND/VA
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                      85   $                    482
   Expenses:
      Mortality and expense risk fees........................                         94                        613
      Other expense fees.....................................                         22                        145
                                                               --------------------------  -------------------------
      Total expenses.........................................                        116                        758
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        (31)                      (276)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                         (5)                       335
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         (5)                       335
   Change in unrealized gain (loss)..........................                        (61)                    14,109
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                        (66)                    14,444
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                     (97)  $                 14,168
                                                               ==========================  =========================

                                                                       OPPENHEIMER
                                                                       MAIN STREET
                                                                  SMALL CAP FUND(R)/VA
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    852
   Expenses:
      Mortality and expense risk fees........................                        816
      Other expense fees.....................................                        211
                                                               --------------------------
      Total expenses.........................................                      1,027
                                                               --------------------------
   Net investment income (loss)..............................                       (175)
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                      7,108
   Net realized gain (loss) from sales of investments........                        (84)
                                                               --------------------------
      Net realized gain (loss)...............................                      7,024
   Change in unrealized gain (loss)..........................                      6,323
                                                               --------------------------
      Net realized and unrealized gain (loss)................                     13,347
                                                               --------------------------
      Net increase (decrease) in net assets from operations..   $                 13,172
                                                               ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-55

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                               PIMCO COMMODITY-
                                                                     PIMCO ALL ASSET        REALRETURN(R) STRATEGY
                                                                        PORTFOLIO                  PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  22,072   $                   6,882
   Expenses:
      Mortality and expense risk fees........................                      3,376                         525
      Other expense fees.....................................                        973                         225
                                                               --------------------------  --------------------------
      Total expenses.........................................                      4,349                         750
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     17,723                       6,132
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                     (5,592)                       (189)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                     (5,592)                       (189)
   Change in unrealized gain (loss)..........................                     45,511                      (3,807)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                     39,919                      (3,996)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                  57,642   $                   2,136
                                                               ==========================  ==========================

                                                                     PIMCO EMERGING               PIMCO FOREIGN
                                                                      MARKETS BOND               BOND PORTFOLIO
                                                                        PORTFOLIO             (U.S. DOLLAR-HEDGED)
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                  6,023    $                 20,220
   Expenses:
      Mortality and expense risk fees........................                        854                       3,067
      Other expense fees.....................................                        243                         777
                                                               --------------------------  --------------------------
      Total expenses.........................................                      1,097                       3,844
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                      4,926                      16,376
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                         36                        (728)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                         36                        (728)
   Change in unrealized gain (loss)..........................                      1,675                      (9,135)
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                      1,711                      (9,863)
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..   $                  6,637    $                  6,513
                                                               ==========================  ==========================

                                                                      PIMCO GLOBAL
                                                                   MULTI-ASSET MANAGED
                                                                  ALLOCATION PORTFOLIO
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................   $                    163
   Expenses:
      Mortality and expense risk fees........................                         71
      Other expense fees.....................................                         15
                                                               -------------------------
      Total expenses.........................................                         86
                                                               -------------------------
   Net investment income (loss)..............................                         77
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                          2
                                                               -------------------------
      Net realized gain (loss)...............................                          2
   Change in unrealized gain (loss)..........................                        723
                                                               -------------------------
      Net realized and unrealized gain (loss)................                        725
                                                               -------------------------
      Net increase (decrease) in net assets from operations..   $                    802
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-56

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                   PIMCO HIGH YIELD               PIMCO REAL
                                                                     PORTFOLIO (b)             RETURN PORTFOLIO
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     960   $                   1,494
   Expenses:
      Mortality and expense risk fees........................                        158                         332
      Other expense fees.....................................                         39                         215
                                                               --------------------------  -------------------------
      Total expenses.........................................                        197                         547
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                        763                         947
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                         (1)                         53
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                         (1)                         53
   Change in unrealized gain (loss)..........................                     (1,116)                        563
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     (1,117)                        616
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    (354)  $                   1,563
                                                               ==========================  =========================

                                                                   PIMCO STOCKSPLUS(R)             PIMCO TOTAL
                                                                    GLOBAL PORTFOLIO            RETURN PORTFOLIO
                                                               --------------------------  --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  33,546   $                  81,075
   Expenses:
      Mortality and expense risk fees........................                      5,568                      27,964
      Other expense fees.....................................                      2,019                      14,727
                                                               --------------------------  --------------------------
      Total expenses.........................................                      7,587                      42,691
                                                               --------------------------  --------------------------
   Net investment income (loss)..............................                     25,959                      38,384
                                                               --------------------------  --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                          --
   Net realized gain (loss) from sales of investments........                    (40,074)                     (6,911)
                                                               --------------------------  --------------------------
      Net realized gain (loss)...............................                    (40,074)                     (6,911)
   Change in unrealized gain (loss)..........................                    216,247                     120,949
                                                               --------------------------  --------------------------
      Net realized and unrealized gain (loss)................                    176,173                     114,038
                                                               --------------------------  --------------------------
      Net increase (decrease) in net assets from operations..  $                 202,132   $                 152,422
                                                               ==========================  ==========================

                                                                   PIMCO UNCONSTRAINED
                                                                     BOND PORTFOLIO
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     396
   Expenses:
      Mortality and expense risk fees........................                        205
      Other expense fees.....................................                         49
                                                               --------------------------
      Total expenses.........................................                        254
                                                               --------------------------
   Net investment income (loss)..............................                        142
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                        764
                                                               --------------------------
      Net realized gain (loss)...............................                        764
   Change in unrealized gain (loss)..........................                         80
                                                               --------------------------
      Net realized and unrealized gain (loss)................                        844
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                     986
                                                               ==========================


(b)   Investment addition. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-57

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                             PUTNAM VT AMERICAN
                                                                  PUTNAM VT ABSOLUTE          GOVERNMENT INCOME
                                                                    RETURN 500 FUND                 FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                    168
   Expenses:
      Mortality and expense risk fees........................                       117                        104
      Other expense fees.....................................                        29                         24
                                                               -------------------------  -------------------------
      Total expenses.........................................                       146                        128
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                      (146)                        40
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                         --
   Net realized gain (loss) from sales of investments........                       622                        (24)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                       622                        (24)
   Change in unrealized gain (loss)..........................                       450                         26
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,072                          2
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    926   $                     42
                                                               =========================  =========================


                                                                   PUTNAM VT EQUITY          PUTNAM VT GLOBAL
                                                                      INCOME FUND          ASSET ALLOCATION FUND
                                                               ------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                 31,873  $                     --
   Expenses:
      Mortality and expense risk fees........................                    12,843                         1
      Other expense fees.....................................                     3,891                        --
                                                               ------------------------  -------------------------
      Total expenses.........................................                    16,734                         1
                                                               ------------------------  -------------------------
   Net investment income (loss)..............................                    15,139                        (1)
                                                               ------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    56,454                        --
   Net realized gain (loss) from sales of investments........                    45,146                        --
                                                               ------------------------  -------------------------
      Net realized gain (loss)...............................                   101,600                        --
   Change in unrealized gain (loss)..........................                   204,677                        26
                                                               ------------------------  -------------------------
      Net realized and unrealized gain (loss)................                   306,277                        26
                                                               ------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                321,416  $                     25
                                                               ========================  =========================


                                                                   PUTNAM VT GROWTH
                                                                  OPPORTUNITIES FUND
                                                               -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  1,133
   Expenses:
      Mortality and expense risk fees........................                     6,901
      Other expense fees.....................................                     2,186
                                                               -------------------------
      Total expenses.........................................                     9,087
                                                               -------------------------
   Net investment income (loss)..............................                    (7,954)
                                                               -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                    14,601
   Net realized gain (loss) from sales of investments........                    33,127
                                                               -------------------------
      Net realized gain (loss)...............................                    47,728
   Change in unrealized gain (loss)..........................                   241,774
                                                               -------------------------
      Net realized and unrealized gain (loss)................                   289,502
                                                               -------------------------
      Net increase (decrease) in net assets from operations..  $                281,548
                                                               =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-58

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONTINUED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                                   PUTNAM VT
                                                                       PUTNAM VT                 INTERNATIONAL
                                                                      INCOME FUND                 VALUE FUND
                                                               --------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  92,969   $                     --
   Expenses:
      Mortality and expense risk fees........................                     14,585                         51
      Other expense fees.....................................                      3,993                         11
                                                               --------------------------  -------------------------
      Total expenses.........................................                     18,578                         62
                                                               --------------------------  -------------------------
   Net investment income (loss)..............................                     74,391                        (62)
                                                               --------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                         --
   Net realized gain (loss) from sales of investments........                     (4,947)                        --
                                                               --------------------------  -------------------------
      Net realized gain (loss)...............................                     (4,947)                        --
   Change in unrealized gain (loss)..........................                     22,486                        550
                                                               --------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     17,539                        550
                                                               --------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  91,930   $                    488
                                                               ==========================  =========================


                                                                       PUTNAM VT             PUTNAM VT SMALL CAP
                                                                    INVESTORS FUND               VALUE FUND
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                    163   $                    566
   Expenses:
      Mortality and expense risk fees........................                        39                        908
      Other expense fees.....................................                        10                        265
                                                               -------------------------  -------------------------
      Total expenses.........................................                        49                      1,173
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                       114                       (607)
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                       799                      3,210
   Net realized gain (loss) from sales of investments........                      (414)                      (644)
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                       385                      2,566
   Change in unrealized gain (loss)..........................                       434                     11,604
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                       819                     14,170
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                    933   $                 13,563
                                                               =========================  =========================


                                                                   RATIONAL DIVIDEND
                                                                  CAPTURE VA FUND (a)
                                                               --------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                  19,526
   Expenses:
      Mortality and expense risk fees........................                      2,620
      Other expense fees.....................................                      1,165
                                                               --------------------------
      Total expenses.........................................                      3,785
                                                               --------------------------
   Net investment income (loss)..............................                     15,741
                                                               --------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --
   Net realized gain (loss) from sales of investments........                     (2,985)
                                                               --------------------------
      Net realized gain (loss)...............................                     (2,985)
   Change in unrealized gain (loss)..........................                    (24,903)
                                                               --------------------------
      Net realized and unrealized gain (loss)................                    (27,888)
                                                               --------------------------
      Net increase (decrease) in net assets from operations..  $                 (12,147)
                                                               ==========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-59

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF OPERATIONS -- (CONCLUDED)
  FOR THE YEAR ENDED DECEMBER 31, 2017
--------------------------------------------------------------------------------


                                                                                            TOPS(R) MANAGED RISK
                                                                   RATIONAL INSIDER             BALANCED ETF
                                                                  BUYING VA FUND (a)              PORTFOLIO
                                                               -------------------------  -------------------------

INVESTMENT INCOME:
   Dividends.................................................  $                     --   $                620,549
   Expenses:
      Mortality and expense risk fees........................                        33                    263,915
      Other expense fees.....................................                        14                    149,973
                                                               -------------------------  -------------------------
      Total expenses.........................................                        47                    413,888
                                                               -------------------------  -------------------------
   Net investment income (loss)..............................                       (47)                   206,661
                                                               -------------------------  -------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                        --                     64,839
   Net realized gain (loss) from sales of investments........                    (4,563)                   177,207
                                                               -------------------------  -------------------------
      Net realized gain (loss)...............................                    (4,563)                   242,046
   Change in unrealized gain (loss)..........................                     5,973                  3,478,261
                                                               -------------------------  -------------------------
      Net realized and unrealized gain (loss)................                     1,410                  3,720,307
                                                               -------------------------  -------------------------
      Net increase (decrease) in net assets from operations..  $                  1,363   $              3,926,968
                                                               =========================  =========================

                                                                                            TOPS(R) MANAGED RISK
                                                                  TOPS(R) MANAGED RISK         MODERATE GROWTH
                                                                  GROWTH ETF PORTFOLIO          ETF PORTFOLIO
                                                               -------------------------  ------------------------

INVESTMENT INCOME:
   Dividends.................................................  $               2,024,189  $              1,379,466
   Expenses:
      Mortality and expense risk fees........................                    855,268                   568,254
      Other expense fees.....................................                    809,182                   403,996
                                                               -------------------------  ------------------------
      Total expenses.........................................                  1,664,450                   972,250
                                                               -------------------------  ------------------------
   Net investment income (loss)..............................                    359,739                   407,216
                                                               -------------------------  ------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Capital gain distributions................................                         --                        --
   Net realized gain (loss) from sales of investments........                    541,870                   369,602
                                                               -------------------------  ------------------------
      Net realized gain (loss)...............................                    541,870                   369,602
   Change in unrealized gain (loss)..........................                 19,186,959                 9,914,145
                                                               -------------------------  ------------------------
      Net realized and unrealized gain (loss)................                 19,728,829                10,283,747
                                                               -------------------------  ------------------------
      Net increase (decrease) in net assets from operations..  $              20,088,568  $             10,690,963
                                                               =========================  ========================


(a)   Name change. See Note 1.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-60

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    AB VPS GLOBAL BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  8,008    $                     70
      Net realized gain (loss).........................                     1,104                           1
      Change in unrealized gain (loss).................                    (4,015)                         37
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     5,097                         108
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    32,967                          --
      Terminations and withdrawals.....................                        --                          --
      Contract benefits................................                        --                          --
      Contract charges.................................                        --                          --
      Net transfers between Sub-Accounts...............                   249,999                       2,516
      Other transfers from (to) the General Account....                        --                          --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   282,966                       2,516
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   288,063                       2,624

   NET ASSETS:
      Beginning of year................................                     3,871                       1,247
                                                         -------------------------  -------------------------
      End of year......................................  $                291,934    $                  3,871
                                                         =========================  =========================

                                                                  AB VPS GROWTH AND INCOME PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    (24)  $                     (3)
      Net realized gain (loss).........................                        419                         82
      Change in unrealized gain (loss).................                      1,271                        194
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      1,666                        273
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                         --                         --
      Terminations and withdrawals.....................                         --                         --
      Contract benefits................................                         --                         --
      Contract charges.................................                        (29)                       (10)
      Net transfers between Sub-Accounts...............                     19,351                      4,050
      Other transfers from (to) the General Account....                          1                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     19,323                      4,040
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     20,989                      4,313

   NET ASSETS:
      Beginning of year................................                      4,313                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                 25,302   $                  4,313
                                                         ==========================  =========================

                                                                AB VPS REAL ESTATE INVESTMENT PORTFOLIO
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   1,878    $                    115
      Net realized gain (loss).........................                     16,136                         805
      Change in unrealized gain (loss).................                      3,241                      (1,230)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                     21,255                        (310)
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     62,925                      17,237
      Terminations and withdrawals.....................                         --                          --
      Contract benefits................................                         --                          --
      Contract charges.................................                        (44)                         (9)
      Net transfers between Sub-Accounts...............                    250,743                       1,979
      Other transfers from (to) the General Account....                         (2)                         10
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    313,622                      19,217
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    334,877                      18,907

   NET ASSETS:
      Beginning of year................................                     18,907                          --
                                                         --------------------------  --------------------------
      End of year......................................  $                 353,784    $                 18,907
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-61

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                          AMERICAN CENTURY VP
                                                                       CAPITAL APPRECIATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (324)  $                   (158)
      Net realized gain (loss).........................                     5,976                     (3,468)
      Change in unrealized gain (loss).................                     3,187                       (849)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     8,839                     (4,475)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     38,972
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (194)                       (48)
      Net transfers between Sub-Accounts...............                      (465)                   (17,756)
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                      (659)                    21,168
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                     8,180                     16,693

   NET ASSETS:
      Beginning of year................................                    42,656                     25,963
                                                         -------------------------  -------------------------
      End of year......................................  $                 50,836   $                 42,656
                                                         =========================  =========================


                                                                   AMERICAN CENTURY VP GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (5,205)  $                (25,640)
      Net realized gain (loss).........................                   557,348                     22,681
      Change in unrealized gain (loss).................                   232,119                    129,786
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   784,262                    126,827
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     1,375                         --
      Terminations and withdrawals.....................                  (339,308)                  (130,600)
      Contract benefits................................                   (69,409)                   (86,469)
      Contract charges.................................                   (47,082)                   (46,290)
      Net transfers between Sub-Accounts...............                   (91,962)                   138,145
      Other transfers from (to) the General Account....                       (23)                         6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (546,409)                  (125,208)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   237,853                      1,619

   NET ASSETS:
      Beginning of year................................                 2,874,256                  2,872,637
                                                         -------------------------  -------------------------
      End of year......................................  $              3,112,109   $              2,874,256
                                                         =========================  =========================

                                                                          AMERICAN CENTURY VP
                                                                        INCOME AND GROWTH FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    890   $                    208
      Net realized gain (loss).........................                     1,707                          1
      Change in unrealized gain (loss).................                    11,320                        849
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    13,917                      1,058
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    24,019                     65,062
      Terminations and withdrawals.....................                      (681)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (219)                        --
      Net transfers between Sub-Accounts...............                     3,428                         --
      Other transfers from (to) the General Account....                        93                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    26,640                     65,062
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    40,557                     66,120

   NET ASSETS:
      Beginning of year................................                    66,120                         --
                                                         -------------------------  ------------------------
      End of year......................................  $                106,677   $                 66,120
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-62

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 AMERICAN CENTURY VP MID CAP VALUE
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                14,278   $                 13,396
      Net realized gain (loss)........................                   85,918                     97,293
      Change in unrealized gain (loss)................                  162,287                    280,665
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  262,483                    391,354
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    8,119                     64,500
      Terminations and withdrawals....................                 (156,541)                   (42,548)
      Contract benefits...............................                       --                         --
      Contract charges................................                  (28,496)                   (23,827)
      Net transfers between Sub-Accounts..............                  568,294                    (27,747)
      Other transfers from (to) the General Account...                     (702)                       107
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  390,674                    (29,515)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  653,157                    361,839

   NET ASSETS:
      Beginning of year...............................                2,227,335                  1,865,496
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,880,492   $              2,227,335
                                                        ========================  =========================

                                                                  AMERICAN CENTURY VP VALUE FUND
                                                        ---------------------------------------------------
                                                                 2017                       2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                14,859   $                 10,330
      Net realized gain (loss)........................                   32,862                     23,703
      Change in unrealized gain (loss)................                  126,197                    198,062
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  173,918                    232,095
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  186,162                    233,492
      Terminations and withdrawals....................                  (56,097)                   (83,413)
      Contract benefits...............................                       --                   (121,658)
      Contract charges................................                  (16,526)                    (9,508)
      Net transfers between Sub-Accounts..............                  488,243                    284,800
      Other transfers from (to) the General Account...                     (301)                      (281)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  601,481                    303,432
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  775,399                    535,527

   NET ASSETS:
      Beginning of year...............................                1,737,112                  1,201,585
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,512,511   $              1,737,112
                                                        ========================  =========================

                                                               AMERICAN FUNDS ASSET ALLOCATION FUND
                                                        ---------------------------------------------------
                                                                 2017                       2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 6,996   $                  5,600
      Net realized gain (loss)........................                   80,213                     19,824
      Change in unrealized gain (loss)................                   81,960                     21,598
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  169,169                     47,022
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  532,743                    751,238
      Terminations and withdrawals....................                  (13,908)                    (3,500)
      Contract benefits...............................                       --                         --
      Contract charges................................                   (9,039)                      (935)
      Net transfers between Sub-Accounts..............                   (2,867)                    46,479
      Other transfers from (to) the General Account...                      184                     (6,272)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  507,113                    787,010
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  676,282                    834,032

   NET ASSETS:
      Beginning of year...............................                  834,032                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $             1,510,314   $                834,032
                                                        ========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-63

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       AMERICAN FUNDS BLUE CHIP
                                                                           INCOME AND GROWTH
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 15,358   $                 12,476
      Net realized gain (loss).........................                     70,891                     67,756
      Change in unrealized gain (loss).................                    129,938                     47,547
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    216,187                    127,779
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    785,457                  1,345,280
      Terminations and withdrawals.....................                       (721)                   (31,153)
      Contract benefits................................                    (29,856)                        --
      Contract charges.................................                     (7,798)                    (4,154)
      Net transfers between Sub-Accounts...............                    (50,495)                  (402,422)
      Other transfers from (to) the General Account....                       (430)                        79
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    696,157                    907,630
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    912,344                  1,035,409

   NET ASSETS:
      Beginning of year................................                  1,035,409                         --
                                                         --------------------------  -------------------------
      End of year......................................   $              1,947,753   $              1,035,409
                                                         ==========================  =========================


                                                                       AMERICAN FUNDS BOND FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,057   $                  1,060
      Net realized gain (loss).........................                     4,711                      2,693
      Change in unrealized gain (loss).................                    (5,485)                    (4,068)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     5,283                       (315)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   200,721                    211,259
      Terminations and withdrawals.....................                    (1,262)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (266)                        --
      Net transfers between Sub-Accounts...............                   221,560                    (74,394)
      Other transfers from (to) the General Account....                       (37)                       351
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   420,716                    137,216
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   425,999                    136,901

   NET ASSETS:
      Beginning of year................................                   136,901                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                562,900   $                136,901
                                                         =========================  =========================


                                                                AMERICAN FUNDS CAPITAL INCOME BUILDER
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,879   $                  3,198
      Net realized gain (loss).........................                     9,006                         (8)
      Change in unrealized gain (loss).................                    55,237                     (4,248)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    78,122                     (1,058)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,658,800                    252,338
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (915)                        --
      Net transfers between Sub-Accounts...............                  (150,468)                        --
      Other transfers from (to) the General Account....                       (88)                     2,100
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,507,329                    254,438
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,585,451                    253,380

   NET ASSETS:
      Beginning of year................................                   253,380                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,838,831   $                253,380
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-64

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           AMERICAN FUNDS
                                                                    GLOBAL GROWTH AND INCOME FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 51,765   $                 23,044
      Net realized gain (loss).........................                   112,934                     (7,460)
      Change in unrealized gain (loss).................                   345,923                    105,794
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   510,622                    121,378
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    18,528                     68,834
      Terminations and withdrawals.....................                  (409,250)                   (51,105)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (34,656)                   (25,325)
      Net transfers between Sub-Accounts...............                 1,417,808                    571,005
      Other transfers from (to) the General Account....                       208                        157
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   992,638                    563,566
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,503,260                    684,944

   NET ASSETS:
      Beginning of year................................                 2,102,737                  1,417,793
                                                         -------------------------  -------------------------
      End of year......................................  $              3,605,997   $              2,102,737
                                                         =========================  =========================


                                                                   AMERICAN FUNDS GLOBAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    320   $                     74
      Net realized gain (loss).........................                    19,948                         (1)
      Change in unrealized gain (loss).................                   142,616                       (581)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   162,884                       (508)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,210,554                     26,077
      Terminations and withdrawals.....................                    (3,430)                        --
      Contract benefits................................                   (23,454)                        --
      Contract charges.................................                    (2,078)                       (19)
      Net transfers between Sub-Accounts...............                    39,623                      2,491
      Other transfers from (to) the General Account....                      (605)                        --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,220,610                     28,549
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,383,494                     28,041

   NET ASSETS:
      Beginning of year................................                    28,041                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,411,535   $                 28,041
                                                         =========================  =========================


                                                                     AMERICAN FUNDS GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (39,929)   $               (19,327)
      Net realized gain (loss).........................                 1,141,872                    542,358
      Change in unrealized gain (loss).................                 1,461,130                    159,198
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,563,073                    682,229
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 1,975,557                    570,730
      Terminations and withdrawals.....................                  (409,515)                  (221,013)
      Contract benefits................................                   (56,259)                  (180,752)
      Contract charges.................................                  (125,497)                  (113,051)
      Net transfers between Sub-Accounts...............                   785,425                   (201,105)
      Other transfers from (to) the General Account....                      (144)                    (7,054)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 2,169,567                   (152,245)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 4,732,640                    529,984

   NET ASSETS:
      Beginning of year................................                 8,285,169                  7,755,185
                                                         -------------------------  -------------------------
      End of year......................................  $             13,017,809    $             8,285,169
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-65

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    AMERICAN FUNDS GROWTH-INCOME
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 30,977   $                 43,569
      Net realized gain (loss).........................                   613,652                    563,171
      Change in unrealized gain (loss).................                   947,993                     75,962
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 1,592,622                    682,702
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   429,247                     15,040
      Terminations and withdrawals.....................                  (247,269)                  (172,747)
      Contract benefits................................                   (18,056)                  (101,624)
      Contract charges.................................                   (98,259)                   (90,737)
      Net transfers between Sub-Accounts...............                (1,940,370)                 2,098,963
      Other transfers from (to) the General Account....                      (360)                    11,835
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (1,875,067)                 1,760,730
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (282,445)                 2,443,432

   NET ASSETS:
      Beginning of year................................                 8,271,657                  5,828,225
                                                         -------------------------  -------------------------
      End of year......................................  $              7,989,212   $              8,271,657
                                                         =========================  =========================


                                                                   AMERICAN FUNDS INTERNATIONAL FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 13,147   $                  8,794
      Net realized gain (loss).........................                    40,334                    126,796
      Change in unrealized gain (loss).................                   616,650                    (71,336)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   670,131                     64,254
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   315,148                      5,900
      Terminations and withdrawals.....................                  (169,685)                   (78,864)
      Contract benefits................................                    (4,194)                   (85,821)
      Contract charges.................................                   (39,914)                   (38,464)
      Net transfers between Sub-Accounts...............                    40,437                     76,174
      Other transfers from (to) the General Account....                      (177)                     2,186
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   141,615                   (118,889)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   811,746                    (54,635)

   NET ASSETS:
      Beginning of year................................                 2,216,423                  2,271,058
                                                         -------------------------  -------------------------
      End of year......................................  $              3,028,169   $              2,216,423
                                                         =========================  =========================

                                                                           AMERICAN FUNDS
                                                                 MANAGED RISK ASSET ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $             (1,201,192)   $             2,328,014
      Net realized gain (loss).........................                10,937,314                 18,013,582
      Change in unrealized gain (loss).................                84,090,353                 17,563,010
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                93,826,475                 37,904,606
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                25,945,520                 52,145,514
      Terminations and withdrawals.....................               (26,177,117)               (15,943,222)
      Contract benefits................................                (4,810,179)                (4,665,304)
      Contract charges.................................               (17,422,236)               (14,852,801)
      Net transfers between Sub-Accounts...............                46,433,644                 47,847,075
      Other transfers from (to) the General Account....                    16,713                     (7,770)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                23,986,345                 64,523,492
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............               117,812,820                102,428,098

   NET ASSETS:
      Beginning of year................................               666,321,200                563,893,102
                                                         -------------------------  -------------------------
      End of year......................................  $            784,134,020    $           666,321,200
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-66

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   AMERICAN FUNDS NEW WORLD FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   (609)   $                  (986)
      Net realized gain (loss)........................                    10,635                    (20,032)
      Change in unrealized gain (loss)................                   273,480                     43,367
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   283,506                     22,349
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   403,501                     66,486
      Terminations and withdrawals....................                   (82,251)                   (50,759)
      Contract benefits...............................                        --                         --
      Contract charges................................                    (4,416)                    (3,105)
      Net transfers between Sub-Accounts..............                   266,457                     43,582
      Other transfers from (to) the General Account...                      (148)                      (178)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   583,143                     56,026
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   866,649                     78,375

   NET ASSETS:
      Beginning of year...............................                   684,290                    605,915
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,550,939    $               684,290
                                                        =========================  =========================

                                                                  BLACKROCK BASIC VALUE V.I. FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   (232)  $                    451
      Net realized gain (loss)........................                     1,645                        950
      Change in unrealized gain (loss)................                    (1,441)                     2,508
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       (28)                     3,909
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     48,024
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                      (175)                       (78)
      Net transfers between Sub-Accounts..............                   (39,118)                      (141)
      Other transfers from (to) the General Account...                        --                        (18)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (39,293)                    47,787
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (39,321)                    51,696

   NET ASSETS:
      Beginning of year...............................                    51,696                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 12,375   $                 51,696
                                                        =========================  =========================

                                                             BLACKROCK CAPITAL APPRECIATION V.I. FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                (14,486)  $                (13,270)
      Net realized gain (loss)........................                   264,363                     30,278
      Change in unrealized gain (loss)................                   235,405                     24,503
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   485,282                     41,511
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    55,760                    105,359
      Terminations and withdrawals....................                  (157,148)                  (107,700)
      Contract benefits...............................                        --                     (9,772)
      Contract charges................................                   (23,230)                   (23,123)
      Net transfers between Sub-Accounts..............                  (129,974)                   430,114
      Other transfers from (to) the General Account...                       (57)                    (1,771)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (254,649)                   393,107
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   230,633                    434,618

   NET ASSETS:
      Beginning of year...............................                 1,660,787                  1,226,169
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,891,420   $              1,660,787
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-67

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 BLACKROCK EQUITY DIVIDEND V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 21,874    $                16,329
      Net realized gain (loss).........................                   186,658                     72,805
      Change in unrealized gain (loss).................                   190,816                    186,457
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   399,348                    275,591
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   117,155                     38,189
      Terminations and withdrawals.....................                   (78,747)                   (55,443)
      Contract benefits................................                        --                    (14,254)
      Contract charges.................................                   (36,591)                   (32,386)
      Net transfers between Sub-Accounts...............                   400,494                    200,267
      Other transfers from (to) the General Account....                         1                        (82)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   402,312                    136,291
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   801,660                    411,882

   NET ASSETS:
      Beginning of year................................                 2,225,948                  1,814,066
                                                         -------------------------  -------------------------
      End of year......................................  $              3,027,608    $             2,225,948
                                                         =========================  =========================

                                                                BLACKROCK GLOBAL ALLOCATION V.I. FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 25,319   $                13,465
      Net realized gain (loss).........................                    55,380                  (161,995)
      Change in unrealized gain (loss).................                   440,295                   230,629
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                   520,994                    82,099
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   190,836                   435,632
      Terminations and withdrawals.....................                   (59,372)                  (55,942)
      Contract benefits................................                   (17,385)                  (25,274)
      Contract charges.................................                   (43,562)                  (38,678)
      Net transfers between Sub-Accounts...............                 1,032,229                  (893,468)
      Other transfers from (to) the General Account....                       335                     1,850
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,103,081                  (575,880)
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                 1,624,075                  (493,781)

   NET ASSETS:
      Beginning of year................................                 3,534,094                 4,027,875
                                                         -------------------------  ------------------------
      End of year......................................  $              5,158,169   $             3,534,094
                                                         =========================  ========================

                                                                    BLACKROCK HIGH YIELD V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                46,755   $                 48,776
      Net realized gain (loss).........................                      (507)                   (46,396)
      Change in unrealized gain (loss).................                    21,602                    119,730
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    67,850                    122,110
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   100,391                    151,332
      Terminations and withdrawals.....................                   (49,392)                   (74,502)
      Contract benefits................................                        --                    (82,643)
      Contract charges.................................                    (8,600)                    (8,346)
      Net transfers between Sub-Accounts...............                    75,744                   (223,681)
      Other transfers from (to) the General Account....                      (150)                       (93)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   117,993                   (237,933)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   185,843                   (115,823)

   NET ASSETS:
      Beginning of year................................                 1,076,886                  1,192,709
                                                         -------------------------  -------------------------
      End of year......................................   $             1,262,729   $              1,076,886
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-68

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   BLACKROCK S&P 500 INDEX V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 10,159   $                  1,241
      Net realized gain (loss).........................                    50,741                     75,425
      Change in unrealized gain (loss).................                    56,398                     (3,001)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   117,298                     73,665
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   688,467                    832,227
      Terminations and withdrawals.....................                    (4,723)                        --
      Contract benefits................................                   (22,884)                        --
      Contract charges.................................                      (968)                    (1,763)
      Net transfers between Sub-Accounts...............                    13,444                   (603,519)
      Other transfers from (to) the General Account....                     1,372                        (21)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   674,708                    226,924
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   792,006                    300,589

    NET ASSETS:
      Beginning of year................................                   300,589                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,092,595   $                300,589
                                                         =========================  =========================

                                                                   BLACKROCK TOTAL RETURN V.I. FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,644   $                  3,251
      Net realized gain (loss).........................                    (4,705)                      (724)
      Change in unrealized gain (loss).................                    13,153                    (30,410)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    23,092                    (27,883)
                                                         -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   187,827                    575,761
      Terminations and withdrawals.....................                      (905)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                    (8,879)                    (2,684)
      Net transfers between Sub-Accounts...............                   181,548                    442,820
      Other transfers from (to) the General Account....                      (245)                        16
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   359,346                  1,015,913
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   382,438                    988,030

    NET ASSETS:
      Beginning of year................................                   988,030                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,370,467   $                988,030
                                                         =========================  =========================

                                                               BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
                                                         -----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss).....................  $                  1,758   $                   1,317
      Net realized gain (loss).........................                    (2,195)                      2,269
      Change in unrealized gain (loss).................                     1,088                      (2,575)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                       651                       1,011
                                                         -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                          --
      Terminations and withdrawals.....................                    (3,843)                   (266,494)
      Contract benefits................................                        --                          --
      Contract charges.................................                    (2,756)                     (2,949)
      Net transfers between Sub-Accounts...............                   (60,575)                    200,279
      Other transfers from (to) the General Account....                       118                        (108)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (67,056)                    (69,272)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   (66,405)                    (68,261)

    NET ASSETS:
      Beginning of year................................                   309,377                     377,638
                                                         -------------------------  --------------------------
      End of year......................................  $                242,971   $                 309,377
                                                         =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-69

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             CALVERT VP
                                                                 EAFE INTERNATIONAL INDEX PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  9,355   $                    624
      Net realized gain (loss).........................                     1,394                          1
      Change in unrealized gain (loss).................                    82,510                       (155)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    93,259                        470
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   186,379                     10,000
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (124)                        (6)
      Net transfers between Sub-Accounts...............                   483,078                     14,470
      Other transfers from (to) the General Account....                       420                        (47)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   669,753                     24,417
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   763,012                     24,887

   NET ASSETS:
      Beginning of year................................                    24,887                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                787,899   $                 24,887
                                                         =========================  =========================

                                                                              CALVERT VP
                                                                 INVESTMENT GRADE BOND INDEX PORTFOLIO
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  9,006   $                  2,769
      Net realized gain (loss).........................                       (262)                       (22)
      Change in unrealized gain (loss).................                     (7,257)                    (5,760)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      1,487                     (3,013)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    382,534                    103,495
      Terminations and withdrawals.....................                     (5,274)                      (790)
      Contract benefits................................                         --                         --
      Contract charges.................................                       (549)                      (102)
      Net transfers between Sub-Accounts...............                     11,685                      5,248
      Other transfers from (to) the General Account....                          9                        104
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    388,405                    107,955
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    389,892                    104,942

   NET ASSETS:
      Beginning of year................................                    104,942                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                494,834   $                104,942
                                                         ==========================  =========================


                                                                 CALVERT VP NASDAQ 100 INDEX PORTFOLIO
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (7,364)   $                    117
      Net realized gain (loss).........................                     34,782                      35,971
      Change in unrealized gain (loss).................                    332,868                      38,325
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                    360,286                      74,413
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    315,034                     679,417
      Terminations and withdrawals.....................                     (5,416)                    (40,655)
      Contract benefits................................                         --                          --
      Contract charges.................................                    (10,817)                     (3,236)
      Net transfers between Sub-Accounts...............                    299,429                     273,801
      Other transfers from (to) the General Account....                      1,220                      (1,399)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    599,450                     907,928
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    959,736                     982,341

   NET ASSETS:
      Beginning of year................................                    982,341                          --
                                                         --------------------------  --------------------------
      End of year......................................   $              1,942,077    $                982,341
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-70

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                            CALVERT VP
                                                              RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    736    $                   402
      Net realized gain (loss)........................                    40,586                     11,596
      Change in unrealized gain (loss)................                    73,792                     (9,803)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   115,114                      2,195
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   810,190                     19,870
      Terminations and withdrawals....................                    (2,631)                        --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (1,303)                        (7)
      Net transfers between Sub-Accounts..............                   314,337                    128,366
      Other transfers from (to) the General Account...                       608                        (84)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 1,121,201                    148,145
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                 1,236,315                    150,340

   NET ASSETS:
      Beginning of year...............................                   150,340                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,386,655    $               150,340
                                                        =========================  =========================


                                                             CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    341   $                    627
      Net realized gain (loss)........................                    21,941                      5,374
      Change in unrealized gain (loss)................                    40,260                     (2,384)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    62,542                      3,617
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   448,624                     48,301
      Terminations and withdrawals....................                    (2,734)                        --
      Contract benefits...............................                        --                         --
      Contract charges................................                    (1,268)                       (54)
      Net transfers between Sub-Accounts..............                    35,964                    115,879
      Other transfers from (to) the General Account...                       787                         14
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   481,373                    164,140
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   543,915                    167,757

   NET ASSETS:
      Beginning of year...............................                   167,757                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                711,672   $                167,757
                                                        =========================  =========================


                                                                 DFA VA GLOBAL BOND PORTFOLIO (b)
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 31,944   $                     --
      Net realized gain (loss)........................                     1,204                         --
      Change in unrealized gain (loss)................                   (56,419)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (23,271)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   278,440                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                 2,370,001                         --
      Other transfers from (to) the General Account...                     2,087                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 2,650,528                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 2,627,257                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $              2,627,257   $                     --
                                                        =========================  ========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-71

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                            DFA VA INTERNATIONAL VALUE PORTFOLIO (b)
                                                       -------------------------------------------------
                                                                 2017                      2016
                                                       ------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                57,478   $                    --
      Net realized gain (loss).......................                      696                        --
      Change in unrealized gain (loss)...............                  184,858                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets
       from operations...............................                  243,032                        --
                                                       ------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   79,177                        --
      Terminations and withdrawals...................                       --                        --
      Contract benefits..............................                       --                        --
      Contract charges...............................                       --                        --
      Net transfers between Sub-Accounts.............                2,370,000                        --
      Other transfers from (to) the General Account..                    7,369                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                2,456,546                        --
                                                       ------------------------  -----------------------
      Net increase (decrease) in net assets..........                2,699,578                        --

   NET ASSETS:
      Beginning of year..............................                       --                        --
                                                       ------------------------  -----------------------
      End of year....................................  $             2,699,578   $                    --
                                                       ========================  =======================

                                                              DFA VA US LARGE VALUE PORTFOLIO (b)
                                                       --------------------------------------------------
                                                                2017                       2016
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................  $                18,348    $                    --
      Net realized gain (loss).......................                   56,646                         --
      Change in unrealized gain (loss)...............                   89,790                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                  164,784                         --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                  149,930                         --
      Terminations and withdrawals...................                       --                         --
      Contract benefits..............................                       --                         --
      Contract charges...............................                       --                         --
      Net transfers between Sub-Accounts.............                1,185,001                         --
      Other transfers from (to) the General Account..                   (2,482)                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                1,332,449                         --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                1,497,233                         --

   NET ASSETS:
      Beginning of year..............................                       --                         --
                                                       ------------------------  ------------------------
      End of year....................................  $             1,497,233    $                    --
                                                       ========================  ========================

                                                             DFA VA US TARGETED VALUE PORTFOLIO (b)
                                                       --------------------------------------------------
                                                                 2017                      2016
                                                       ------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)...................   $                14,497  $                     --
      Net realized gain (loss).......................                   174,930                        --
      Change in unrealized gain (loss)...............                   172,664                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations...............................                   362,091                        --
                                                       ------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                   171,157                        --
      Terminations and withdrawals...................                        --                        --
      Contract benefits..............................                        --                        --
      Contract charges...............................                        --                        --
      Net transfers between Sub-Accounts.............                 2,370,000                        --
      Other transfers from (to) the General Account..                     1,046                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions.........................                 2,542,203                        --
                                                       ------------------------  ------------------------
      Net increase (decrease) in net assets..........                 2,904,294                        --

   NET ASSETS:
      Beginning of year..............................                        --                        --
                                                       ------------------------  ------------------------
      End of year....................................   $             2,904,294  $                     --
                                                       ========================  ========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-72

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                              FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 1,384   $                     --
      Net realized gain (loss).........................                       (33)                        --
      Change in unrealized gain (loss).................                     1,395                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                     2,746                         --
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    68,614                         --
      Terminations and withdrawals.....................                    (2,217)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (160)                        --
      Net transfers between Sub-Accounts...............                     2,032                         --
      Other transfers from (to) the General Account....                       145                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    68,414                         --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                    71,160                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         -------------------------  ------------------------
      End of year......................................   $                71,160   $                     --
                                                         =========================  ========================


                                                                   FT VIP FRANKLIN INCOME VIP FUND
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 93,810    $                 93,589
      Net realized gain (loss).........................                     5,203                     (11,351)
      Change in unrealized gain (loss).................                   141,244                     218,768
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   240,257                     301,006
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   139,674                     160,319
      Terminations and withdrawals.....................                   (62,340)                    (28,125)
      Contract benefits................................                   (10,484)                     (5,140)
      Contract charges.................................                   (17,129)                    (15,670)
      Net transfers between Sub-Accounts...............                   142,095                      44,736
      Other transfers from (to) the General Account....                      (596)                         67
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   191,220                     156,187
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   431,477                     457,193

   NET ASSETS:
      Beginning of year................................                 2,654,016                   2,196,823
                                                         -------------------------  --------------------------
      End of year......................................  $              3,085,493    $              2,654,016
                                                         =========================  ==========================

                                                                        FT VIP FRANKLIN MUTUAL
                                                                       GLOBAL DISCOVERY VIP FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                    502    $                   (93)
      Net realized gain (loss).........................                      3,851                     (2,484)
      Change in unrealized gain (loss).................                     (1,057)                     1,713
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                      3,296                       (864)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     25,102                     25,765
      Terminations and withdrawals.....................                         --                         --
      Contract benefits................................                         --                         --
      Contract charges.................................                        (73)                        --
      Net transfers between Sub-Accounts...............                     21,033                    (21,903)
      Other transfers from (to) the General Account....                          3                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     46,065                      3,862
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                     49,361                      2,998

   NET ASSETS:
      Beginning of year................................                     27,499                     24,501
                                                         --------------------------  -------------------------
      End of year......................................   $                 76,860    $                27,499
                                                         ==========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-73

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               FT VIP FRANKLIN MUTUAL SHARES VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 32,586   $                 25,199
      Net realized gain (loss).........................                   105,915                    162,759
      Change in unrealized gain (loss).................                    48,456                    186,202
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   186,957                    374,160
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     3,272                      3,368
      Terminations and withdrawals.....................                  (165,114)                   (80,129)
      Contract benefits................................                   (26,109)                   (37,469)
      Contract charges.................................                   (47,180)                   (50,144)
      Net transfers between Sub-Accounts...............                   (85,311)                  (278,495)
      Other transfers from (to) the General Account....                    (1,046)                       991
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (321,488)                  (441,878)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (134,531)                   (67,718)

   NET ASSETS:
      Beginning of year................................                 2,678,274                  2,745,992
                                                         -------------------------  -------------------------
      End of year......................................  $              2,543,743   $              2,678,274
                                                         =========================  =========================

                                                               FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,026   $                  6,688
      Net realized gain (loss).........................                   100,077                    166,252
      Change in unrealized gain (loss).................                   309,757                     61,798
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   423,860                    234,738
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    60,973                    111,228
      Terminations and withdrawals.....................                  (139,594)                   (44,323)
      Contract benefits................................                   (15,124)                   (41,701)
      Contract charges.................................                   (27,037)                   (26,478)
      Net transfers between Sub-Accounts...............                   570,137                     84,141
      Other transfers from (to) the General Account....                    (1,676)                     1,859
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   447,679                     84,726
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   871,539                    319,464

   NET ASSETS:
      Beginning of year................................                 1,890,325                  1,570,861
                                                         -------------------------  -------------------------
      End of year......................................  $              2,761,864   $              1,890,325
                                                         =========================  =========================

                                                              FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,308)   $                (3,189)
      Net realized gain (loss).........................                   139,085                    148,665
      Change in unrealized gain (loss).................                    76,473                    243,281
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   206,250                    388,757
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     9,342                     26,899
      Terminations and withdrawals.....................                  (133,181)                   (39,596)
      Contract benefits................................                      (482)                   (50,295)
      Contract charges.................................                   (20,980)                   (17,937)
      Net transfers between Sub-Accounts...............                   399,198                    205,835
      Other transfers from (to) the General Account....                       (80)                       (36)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   253,817                    124,870
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   460,067                    513,627

   NET ASSETS:
      Beginning of year................................                 1,773,695                  1,260,068
                                                         -------------------------  -------------------------
      End of year......................................  $              2,233,762    $             1,773,695
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-74

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                             FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
                                                       ------------------------------------------------------
                                                                 2017                         2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                  14,569    $                 25,626
      Net realized gain (loss).......................                     (5,251)                    (64,648)
      Change in unrealized gain (loss)...............                     24,946                     107,775
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     34,264                      68,753
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    379,000                       4,448
      Terminations and withdrawals...................                    (53,567)                    (47,991)
      Contract benefits..............................                         --                     (55,251)
      Contract charges...............................                     (6,153)                     (8,337)
      Net transfers between Sub-Accounts.............                    163,304                    (219,744)
      Other transfers from (to) the General Account..                     (3,939)                       (924)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    478,645                    (327,799)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    512,909                    (259,046)

    NET ASSETS:
      Beginning of year..............................                    972,392                   1,231,438
                                                       --------------------------  --------------------------
      End of year....................................  $               1,485,301    $                972,392
                                                       ==========================  ==========================


                                                             FT VIP TEMPLETON FOREIGN SECURITIES FUND
                                                       ------------------------------------------------------
                                                                 2017                         2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   7,258    $                  7,704
      Net realized gain (loss).......................                       (626)                    (14,259)
      Change in unrealized gain (loss)...............                    118,119                      64,729
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                    124,751                      58,174
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                    (41,622)                    (33,197)
      Contract benefits..............................                         --                          --
      Contract charges...............................                    (17,663)                    (17,449)
      Net transfers between Sub-Accounts.............                    (63,959)                     26,094
      Other transfers from (to) the General Account..                        291                          (3)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (122,953)                    (24,555)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      1,798                      33,619

    NET ASSETS:
      Beginning of year..............................                    843,947                     810,328
                                                       --------------------------  --------------------------
      End of year....................................  $                 845,745    $                843,947
                                                       ==========================  ==========================

                                                                         FT VIP TEMPLETON
                                                                    GLOBAL BOND SECURITIES FUND
                                                       ------------------------------------------------------
                                                                  2017                       2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                 (32,852)  $                 (27,558)
      Net realized gain (loss).......................                     (7,307)                    (59,341)
      Change in unrealized gain (loss)...............                     51,073                     141,946
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     10,914                      55,047
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    278,053                      71,378
      Terminations and withdrawals...................                   (121,684)                   (134,650)
      Contract benefits..............................                    (29,865)                    (85,703)
      Contract charges...............................                    (21,125)                    (20,764)
      Net transfers between Sub-Accounts.............                    480,537                     110,529
      Other transfers from (to) the General Account..                        257                        (655)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    586,173                     (59,865)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    597,087                      (4,818)

    NET ASSETS:
      Beginning of year..............................                  2,950,405                   2,955,223
                                                       --------------------------  --------------------------
      End of year....................................  $               3,547,492   $               2,950,405
                                                       ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-75

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           FT VIP TEMPLETON
                                                                        GROWTH SECURITIES FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  8,654   $                 16,147
      Net realized gain (loss).........................                    25,953                     10,216
      Change in unrealized gain (loss).................                   188,238                     98,031
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   222,845                    124,394
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      (517)                     5,607
      Terminations and withdrawals.....................                  (107,777)                   (41,387)
      Contract benefits................................                    (1,433)                   (27,520)
      Contract charges.................................                   (30,038)                   (32,643)
      Net transfers between Sub-Accounts...............                  (106,414)                  (190,825)
      Other transfers from (to) the General Account....                        97                       (311)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (246,082)                  (287,079)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (23,237)                  (162,685)

   NET ASSETS:
      Beginning of year................................                 1,378,963                  1,541,648
                                                         -------------------------  -------------------------
      End of year......................................  $              1,355,726   $              1,378,963
                                                         =========================  =========================

                                                                   GLOBAL ATLANTIC AMERICAN FUNDS
                                                                       MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                996,350   $              1,048,358
      Net realized gain (loss).........................                 1,733,961                  7,692,812
      Change in unrealized gain (loss).................                25,806,703                  1,248,911
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                28,537,014                  9,990,081
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                12,273,036                 23,920,800
      Terminations and withdrawals.....................                (7,318,422)                (4,254,318)
      Contract benefits................................                (1,245,710)                  (837,537)
      Contract charges.................................                (5,352,414)                (4,977,777)
      Net transfers between Sub-Accounts...............                (4,074,094)                 2,595,355
      Other transfers from (to) the General Account....                    16,637                      1,753
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                (5,700,967)                16,448,276
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                22,836,047                 26,438,357

   NET ASSETS:
      Beginning of year................................               217,548,631                191,110,274
                                                         -------------------------  -------------------------
      End of year......................................  $            240,384,678   $            217,548,631
                                                         =========================  =========================

                                                                      GLOBAL ATLANTIC BALANCED
                                                                       MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                382,942   $                 16,052
      Net realized gain (loss).........................                 1,275,065                    178,015
      Change in unrealized gain (loss).................                 8,348,984                  2,381,616
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                10,006,991                  2,575,683
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 2,019,939                 11,513,489
      Terminations and withdrawals.....................                (4,502,404)                (2,305,390)
      Contract benefits................................                (1,149,918)                  (388,116)
      Contract charges.................................                (2,309,387)                (2,334,821)
      Net transfers between Sub-Accounts...............                (9,196,143)                 8,809,528
      Other transfers from (to) the General Account....                     9,466                   (141,387)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (15,128,447)                15,153,303
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (5,121,456)                17,728,986

   NET ASSETS:
      Beginning of year................................               101,006,897                 83,277,911
                                                         -------------------------  -------------------------
      End of year......................................  $             95,885,441   $            101,006,897
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-76

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      GLOBAL ATLANTIC BLACKROCK
                                                              GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (537,045)   $             1,444,624
      Net realized gain (loss).........................                (1,962,664)                 1,865,488
      Change in unrealized gain (loss).................                33,239,219                 (5,332,028)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                30,739,510                 (2,021,916)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 9,350,336                 28,289,686
      Terminations and withdrawals.....................                (7,768,106)                (5,945,057)
      Contract benefits................................                (1,539,641)                (2,246,361)
      Contract charges.................................                (6,744,480)                (6,861,780)
      Net transfers between Sub-Accounts...............               (12,517,858)                (9,424,076)
      Other transfers from (to) the General Account....                    15,464                   (122,925)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................               (19,204,285)                 3,689,487
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                11,535,225                  1,667,571

   NET ASSETS:
      Beginning of year................................               274,258,636                272,591,065
                                                         -------------------------  -------------------------
      End of year......................................  $            285,793,861    $           274,258,636
                                                         =========================  =========================

                                                                GLOBAL ATLANTIC FRANKLIN DIVIDEND AND
                                                                    INCOME MANAGED RISK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                332,771    $              (199,411)
      Net realized gain (loss).........................                 2,016,042                    (35,316)
      Change in unrealized gain (loss).................                34,920,120                 14,886,095
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                37,268,933                 14,651,368
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                16,750,697                 28,846,553
      Terminations and withdrawals.....................                (7,322,491)                (3,670,788)
      Contract benefits................................                (2,042,914)                (1,878,741)
      Contract charges.................................                (6,753,691)                (4,771,428)
      Net transfers between Sub-Accounts...............                28,664,205                 40,842,507
      Other transfers from (to) the General Account....                    27,865                      7,639
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                29,323,671                 59,375,742
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                66,592,604                 74,027,110

   NET ASSETS:
      Beginning of year................................               236,116,501                162,089,391
                                                         -------------------------  -------------------------
      End of year......................................  $            302,709,105    $           236,116,501
                                                         =========================  =========================

                                                                     GLOBAL ATLANTIC GOLDMAN SACHS
                                                                  DYNAMIC TRENDS ALLOCATION PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $               (158,517)  $               (204,834)
      Net realized gain (loss).........................                   173,130                      8,640
      Change in unrealized gain (loss).................                 2,284,893                  1,067,153
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                 2,299,506                    870,959
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                 3,454,057                 11,183,152
      Terminations and withdrawals.....................                  (794,097)                  (647,496)
      Contract benefits................................                  (257,595)                        --
      Contract charges.................................                  (818,490)                  (611,340)
      Net transfers between Sub-Accounts...............                   (29,339)                 3,744,594
      Other transfers from (to) the General Account....                       156                        840
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,554,692                 13,669,750
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 3,854,198                 14,540,709

   NET ASSETS:
      Beginning of year................................                30,784,090                 16,243,381
                                                         -------------------------  -------------------------
      End of year......................................  $             34,638,288   $             30,784,090
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-77

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      GLOBAL ATLANTIC GROWTH
                                                                      MANAGED RISK PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $              1,937,185   $                350,373
      Net realized gain (loss)........................                 2,182,962                 (2,729,838)
      Change in unrealized gain (loss)................                67,817,364                  8,758,601
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                71,937,511                  6,379,136
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 9,043,348                 45,059,032
      Terminations and withdrawals....................               (12,171,594)                (8,027,829)
      Contract benefits...............................                (4,046,391)                (3,804,396)
      Contract charges................................               (11,473,052)               (11,943,345)
      Net transfers between Sub-Accounts..............               (31,331,535)               (21,517,785)
      Other transfers from (to) the General Account...                    33,775                         47
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................               (49,945,449)                  (234,276)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                21,992,062                  6,144,860

   NET ASSETS:
      Beginning of year...............................               467,560,106                461,415,246
                                                        -------------------------  -------------------------
      End of year.....................................  $            489,552,168   $            467,560,106
                                                        =========================  =========================

                                                                     GLOBAL ATLANTIC MODERATE
                                                                   GROWTH MANAGED RISK PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                563,949   $                126,669
      Net realized gain (loss)........................                 1,428,374                      1,927
      Change in unrealized gain (loss)................                16,782,780                  4,374,713
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                18,775,103                  4,503,309
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 8,070,039                 19,751,221
      Terminations and withdrawals....................                (5,239,698)                (2,928,444)
      Contract benefits...............................                (2,116,456)                  (463,565)
      Contract charges................................                (3,484,575)                (3,368,349)
      Net transfers between Sub-Accounts..............                (5,317,210)                (2,732,147)
      Other transfers from (to) the General Account...                    11,551                      6,172
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                (8,076,349)                10,264,888
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                10,698,754                 14,768,197

   NET ASSETS:
      Beginning of year...............................               142,433,623                127,665,426
                                                        -------------------------  -------------------------
      End of year.....................................  $            153,132,377   $            142,433,623
                                                        =========================  =========================

                                                                  GLOBAL ATLANTIC MOTIF AGING OF
                                                                         AMERICA PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (9)  $                     --
      Net realized gain (loss)........................                        76                         --
      Change in unrealized gain (loss)................                       (25)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                        42                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,000                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                       (30)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     4,970                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     5,012                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  5,012   $                     --
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-78

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 GLOBAL ATLANTIC MOTIF TECHNOLOGICAL
                                                                        INNOVATIONS PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   (25)  $                     --
      Net realized gain (loss)........................                        64                         --
      Change in unrealized gain (loss)................                       385                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                       424                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,000                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                     2,449                         --
      Other transfers from (to) the General Account...                        85                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     7,534                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     7,958                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................   $                 7,958   $                     --
                                                        =========================  ========================

                                                                       GLOBAL ATLANTIC PIMCO
                                                                   TACTICAL ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $               (122,570)   $                46,492
      Net realized gain (loss)........................                   155,691                     44,711
      Change in unrealized gain (loss)................                 2,987,851                    362,745
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                 3,020,972                    453,948
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 2,106,661                  7,129,630
      Terminations and withdrawals....................                  (399,573)                  (151,212)
      Contract benefits...............................                  (174,371)                   (11,731)
      Contract charges................................                  (536,323)                  (363,906)
      Net transfers between Sub-Accounts..............                 1,164,876                  4,161,297
      Other transfers from (to) the General Account...                     1,000                        515
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 2,162,270                 10,764,593
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                 5,183,242                 11,218,541

   NET ASSETS:
      Beginning of year...............................                20,319,031                  9,100,490
                                                        -------------------------  -------------------------
      End of year.....................................  $             25,502,273    $            20,319,031
                                                        =========================  =========================

                                                                      GLOBAL ATLANTIC SELECT
                                                                  ADVISOR MANAGED RISK PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                392,074   $               260,214
      Net realized gain (loss)........................                   974,842                   137,506
      Change in unrealized gain (loss)................                13,740,498                 4,244,531
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                15,107,414                 4,642,251
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                 2,353,317                 7,920,699
      Terminations and withdrawals....................                (3,367,958)               (1,958,797)
      Contract benefits...............................                (1,183,703)                 (983,453)
      Contract charges................................                (2,731,470)               (2,728,119)
      Net transfers between Sub-Accounts..............                  (691,700)               (2,169,939)
      Other transfers from (to) the General Account...                     4,192                    (1,279)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                (5,617,322)                   79,112
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                 9,490,092                 4,721,363

   NET ASSETS:
      Beginning of year...............................               110,452,871               105,731,508
                                                        -------------------------  ------------------------
      End of year.....................................  $            119,942,963   $           110,452,871
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-79

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     GLOBAL ATLANTIC WELLINGTON
                                                                   RESEARCH MANAGED RISK PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $            (1,251,339)  $            (2,193,162)
      Net realized gain (loss)........................                 3,775,800                   785,058
      Change in unrealized gain (loss)................                52,590,774                16,729,247
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                55,115,235                15,321,143
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                15,144,879                52,022,233
      Terminations and withdrawals....................               (12,834,003)               (6,278,223)
      Contract benefits...............................                (2,401,583)               (1,940,517)
      Contract charges................................               (10,818,471)               (9,283,655)
      Net transfers between Sub-Accounts..............                18,872,425                30,481,757
      Other transfers from (to) the General Account...                    31,733                   (13,267)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                 7,994,980                64,988,328
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                63,110,215                80,309,471

   NET ASSETS:
      Beginning of year...............................               415,569,217               335,259,746
                                                        -------------------------  ------------------------
      End of year.....................................   $           478,679,432   $           415,569,217
                                                        =========================  ========================

                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                 CONSERVATIVE ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    138   $                    (12)
      Net realized gain (loss)........................                       141                         --
      Change in unrealized gain (loss)................                       694                         42
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       973                         30
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     10,776
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (54)                        --
      Net transfers between Sub-Accounts..............                       524                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                       470                     10,776
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                     1,443                     10,806

   NET ASSETS:
      Beginning of year...............................                    10,806                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 12,249   $                 10,806
                                                        =========================  =========================

                                                                 GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                    GROWTH ALLOCATION PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (1,374)   $                  (104)
      Net realized gain (loss)........................                       702                         --
      Change in unrealized gain (loss)................                    36,194                       (854)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    35,522                       (958)
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    33,951                    210,775
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (54)                        --
      Net transfers between Sub-Accounts..............                      (212)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    33,685                    210,775
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    69,207                    209,817

   NET ASSETS:
      Beginning of year...............................                   209,817                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                279,024    $               209,817
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-80

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                   GLOBAL ATLANTIC WILSHIRE DYNAMIC
                                                                     MODERATE ALLOCATION PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     76   $                     --
      Net realized gain (loss).........................                       175                         --
      Change in unrealized gain (loss).................                       831                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,082                         --
                                                         ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    40,377                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                       110                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    40,487                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets............                    41,569                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         ------------------------   ------------------------
      End of year......................................  $                 41,569   $                     --
                                                         ========================   ========================

                                                                             GOLDMAN SACHS
                                                                      VIT CORE FIXED INCOME FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                28,876   $                  4,017
      Net realized gain (loss).........................                    (8,074)                    (1,246)
      Change in unrealized gain (loss).................                    15,059                    (53,300)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    35,861                    (50,529)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   295,163                  1,163,691
      Terminations and withdrawals.....................                    (3,340)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                   (14,834)                    (4,777)
      Net transfers between Sub-Accounts...............                   106,923                    655,978
      Other transfers from (to) the General Account....                      (448)                       111
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   383,464                  1,815,003
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   419,325                  1,764,474

   NET ASSETS:
      Beginning of year................................                 1,764,474                         --
                                                         -------------------------  -------------------------
      End of year......................................   $             2,183,799   $              1,764,474
                                                         =========================  =========================

                                                                            GOLDMAN SACHS
                                                                  VIT GLOBAL TRENDS ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,799)  $                     83
      Net realized gain (loss).........................                    11,161                        (29)
      Change in unrealized gain (loss).................                    26,283                      1,840
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    35,645                      1,894
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (2,480)                      (228)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (1,110)                       (26)
      Net transfers between Sub-Accounts...............                   312,178                     90,335
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   308,588                     90,081
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   344,233                     91,975

   NET ASSETS:
      Beginning of year................................                    95,301                      3,326
                                                         -------------------------  -------------------------
      End of year......................................  $                439,534   $                 95,301
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-81

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             GOLDMAN SACHS
                                                                     VIT GROWTH OPPORTUNITIES FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  (165)  $                    (76)
      Net realized gain (loss).........................                     2,623                         76
      Change in unrealized gain (loss).................                     1,157                        156
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     3,615                        156
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      4,186
      Terminations and withdrawals.....................                      (207)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (48)                        (5)
      Net transfers between Sub-Accounts...............                    11,778                      5,148
      Other transfers from (to) the General Account....                        --                          6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    11,523                      9,335
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    15,138                      9,491

   NET ASSETS:
      Beginning of year................................                    10,969                      1,478
                                                         -------------------------  -------------------------
      End of year......................................   $                26,107   $                 10,969
                                                         =========================  =========================

                                                                            GOLDMAN SACHS
                                                                 VIT HIGH QUALITY FLOATING RATE FUND
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    486   $                    100
      Net realized gain (loss).........................                       (21)                         1
      Change in unrealized gain (loss).................                      (234)                       136
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       231                        237
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    37,010                     67,409
      Terminations and withdrawals.....................                    (1,847)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (262)                       (72)
      Net transfers between Sub-Accounts...............                    62,418                      3,437
      Other transfers from (to) the General Account....                        --                         (3)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    97,319                     70,771
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    97,550                     71,008

   NET ASSETS:
      Beginning of year................................                    71,008                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                168,558   $                 71,008
                                                         =========================  =========================


                                                                 GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                (2,049)  $                    339
      Net realized gain (loss).........................                    41,137                     20,031
      Change in unrealized gain (loss).................                     4,302                     14,566
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    43,390                     34,936
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   217,754                    274,302
      Terminations and withdrawals.....................                        --                    (31,495)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (349)                      (657)
      Net transfers between Sub-Accounts...............                   231,833                   (128,212)
      Other transfers from (to) the General Account....                      (234)                      (827)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   449,004                    113,111
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   492,394                    148,047

   NET ASSETS:
      Beginning of year................................                   148,047                         --
                                                         -------------------------  -------------------------
      End of year......................................   $               640,441   $                148,047
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-82

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                             VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
                                                       ------------------------------------------------------
                                                                 2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                   1,144   $                    (628)
      Net realized gain (loss).......................                       (479)                    (13,176)
      Change in unrealized gain (loss)...............                      4,182                       9,984
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      4,847                      (3,820)
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                          --
      Terminations and withdrawals...................                     (3,640)                     (1,641)
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (650)                     (1,047)
      Net transfers between Sub-Accounts.............                        730                     (90,055)
      Other transfers from (to) the General Account..                         --                          --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     (3,560)                    (92,743)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                      1,287                     (96,563)

    NET ASSETS:
      Beginning of year..............................                    118,548                     215,111
                                                       --------------------------  --------------------------
      End of year....................................  $                 119,835   $                 118,548
                                                       ==========================  ==========================

                                                                           GOLDMAN SACHS
                                                                VIT SMALL CAP EQUITY INSIGHTS FUND
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                   (931)  $                     541
      Net realized gain (loss).......................                     37,315                       3,092
      Change in unrealized gain (loss)...............                    (12,375)                     13,579
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     24,009                      17,212
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     31,633                      33,556
      Terminations and withdrawals...................                       (484)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                     (1,165)                       (294)
      Net transfers between Sub-Accounts.............                     73,355                      68,574
      Other transfers from (to) the General Account..                       (398)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    102,941                     101,836
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    126,950                     119,048

    NET ASSETS:
      Beginning of year..............................                    120,017                         969
                                                       --------------------------  --------------------------
      End of year....................................   $                246,967   $                 120,017
                                                       ==========================  ==========================


                                                              GOLDMAN SACHS VIT STRATEGIC INCOME FUND
                                                       ----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    384   $                 11,290
      Net realized gain (loss).......................                    (5,015)                   (11,146)
      Change in unrealized gain (loss)...............                   (20,477)                     6,155
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                   (25,108)                     6,299
                                                       -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    53,992                    189,517
      Terminations and withdrawals...................                    (3,176)                   (75,694)
      Contract benefits..............................                        --                     (4,526)
      Contract charges...............................                    (3,511)                    (3,877)
      Net transfers between Sub-Accounts.............                   (83,613)                   248,721
      Other transfers from (to) the General Account..                         1                        453
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                   (36,307)                   354,594
                                                       -------------------------  -------------------------
      Net increase (decrease) in net assets..........                   (61,415)                   360,893

    NET ASSETS:
      Beginning of year..............................                   830,845                    469,952
                                                       -------------------------  -------------------------
      End of year....................................  $                769,430   $                830,845
                                                       =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-83

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                           GOLDMAN SACHS
                                                              VIT STRATEGIC INTERNATIONAL EQUITY FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   695   $                    155
      Net realized gain (loss)........................                   11,993                          8
      Change in unrealized gain (loss)................                   11,597                        139
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   24,285                        302
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  181,450                     15,000
      Terminations and withdrawals....................                     (412)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (520)                       (89)
      Net transfers between Sub-Accounts..............                 (113,710)                        --
      Other transfers from (to) the General Account...                      (84)                        --
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   66,724                     14,911
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   91,009                     15,213

   NET ASSETS:
      Beginning of year...............................                   15,213                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $               106,222   $                 15,213
                                                        ========================  =========================

                                                                           GOLDMAN SACHS
                                                                   VIT U.S. EQUITY INSIGHTS FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 6,611   $                  8,589
      Net realized gain (loss)........................                  274,557                     53,550
      Change in unrealized gain (loss)................                  114,709                     63,358
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                  395,877                    125,497
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  259,971                    823,144
      Terminations and withdrawals....................                     (833)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                  (14,908)                    (4,920)
      Net transfers between Sub-Accounts..............                  284,165                    508,004
      Other transfers from (to) the General Account...                      663                     (1,451)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  529,058                  1,324,777
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  924,935                  1,450,274

   NET ASSETS:
      Beginning of year...............................                1,450,274                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $             2,375,209   $              1,450,274
                                                        ========================  =========================


                                                              HARTFORD CAPITAL APPRECIATION HLS FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (2,815)  $                 (4,266)
      Net realized gain (loss)........................                   150,268                     28,354
      Change in unrealized gain (loss)................                   440,306                     83,073
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   587,759                    107,161
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    61,845                      5,298
      Terminations and withdrawals....................                  (188,621)                   (33,915)
      Contract benefits...............................                   (12,259)                    (8,252)
      Contract charges................................                   (31,221)                   (34,600)
      Net transfers between Sub-Accounts..............                   237,106                   (626,968)
      Other transfers from (to) the General Account...                      (139)                        42
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    66,711                   (698,395)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   654,470                   (591,234)

   NET ASSETS:
      Beginning of year...............................                 2,740,315                  3,331,549
                                                        -------------------------  -------------------------
      End of year.....................................  $              3,394,785   $              2,740,315
                                                        =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-84

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                HARTFORD DIVIDEND AND GROWTH HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 14,258   $                 23,220
      Net realized gain (loss).........................                   173,027                    195,571
      Change in unrealized gain (loss).................                   252,372                    126,971
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   439,657                    345,762
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    58,884                      5,178
      Terminations and withdrawals.....................                  (204,394)                  (129,129)
      Contract benefits................................                   (13,112)                  (127,765)
      Contract charges.................................                   (31,576)                   (36,384)
      Net transfers between Sub-Accounts...............                   (19,480)                  (181,418)
      Other transfers from (to) the General Account....                   (10,723)                      (767)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (220,401)                  (470,285)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   219,256                   (124,523)

   NET ASSETS:
      Beginning of year................................                 2,653,020                  2,777,543
                                                         -------------------------  -------------------------
      End of year......................................  $              2,872,276   $              2,653,020
                                                         =========================  =========================

                                                                HARTFORD GROWTH OPPORTUNITIES HLS FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (2,136)  $                 (1,874)
      Net realized gain (loss).........................                      1,756                     16,513
      Change in unrealized gain (loss).................                     49,904                    (18,124)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     49,524                     (3,485)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      4,627                         --
      Terminations and withdrawals.....................                    (60,127)                    (9,183)
      Contract benefits................................                    (10,608)                        --
      Contract charges.................................                     (1,788)                    (1,876)
      Net transfers between Sub-Accounts...............                     (5,481)                   (49,136)
      Other transfers from (to) the General Account....                          8                         --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    (73,369)                   (60,195)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    (23,845)                   (63,680)

   NET ASSETS:
      Beginning of year................................                    174,597                    238,277
                                                         --------------------------  -------------------------
      End of year......................................   $                150,752   $                174,597
                                                         ==========================  =========================

                                                                     HARTFORD HIGH YIELD HLS FUND
                                                         ------------------------------------------------------
                                                                   2017                         2016
                                                         --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 35,609    $                 14,246
      Net realized gain (loss).........................                         72                     (13,455)
      Change in unrealized gain (loss).................                     (3,884)                     35,017
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                     31,797                      35,808
                                                         --------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      4,278                       6,200
      Terminations and withdrawals.....................                     (6,410)                    (10,051)
      Contract benefits................................                         --                      (5,956)
      Contract charges.................................                     (4,581)                     (1,797)
      Net transfers between Sub-Accounts...............                    389,450                     (61,069)
      Other transfers from (to) the General Account....                         65                          --
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    382,802                     (72,673)
                                                         --------------------------  --------------------------
      Net increase (decrease) in net assets............                    414,599                     (36,865)

   NET ASSETS:
      Beginning of year................................                    316,609                     353,474
                                                         --------------------------  --------------------------
      End of year......................................   $                731,208    $                316,609
                                                         ==========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-85

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                       HARTFORD INDEX HLS FUND
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,634    $                 23,905
      Net realized gain (loss).........................                   222,347                     213,688
      Change in unrealized gain (loss).................                   194,878                       2,200
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   433,859                     239,793
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     8,800                      42,688
      Terminations and withdrawals.....................                   (88,361)                   (191,338)
      Contract benefits................................                        --                          --
      Contract charges.................................                   (52,368)                    (56,247)
      Net transfers between Sub-Accounts...............                  (271,556)                    (71,219)
      Other transfers from (to) the General Account....                       366                        (173)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (403,119)                   (276,289)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                    30,740                     (36,496)

   NET ASSETS:
      Beginning of year................................                 2,277,159                   2,313,655
                                                         -------------------------  --------------------------
      End of year......................................  $              2,307,899    $              2,277,159
                                                         =========================  ==========================

                                                             HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,593   $                  4,840
      Net realized gain (loss).........................                    16,952                     (5,241)
      Change in unrealized gain (loss).................                   158,524                        316
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   178,069                        (85)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    14,749                      8,678
      Terminations and withdrawals.....................                   (27,374)                   (14,492)
      Contract benefits................................                        --                    (41,746)
      Contract charges.................................                   (12,704)                   (13,557)
      Net transfers between Sub-Accounts...............                   (80,696)                   (39,990)
      Other transfers from (to) the General Account....                         7                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (106,018)                  (101,107)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    72,051                   (101,192)

   NET ASSETS:
      Beginning of year................................                   786,957                    888,149
                                                         -------------------------  -------------------------
      End of year......................................  $                859,008   $                786,957
                                                         =========================  =========================

                                                                HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 53,709   $               (211,473)
      Net realized gain (loss).........................                  (365,658)                  (221,182)
      Change in unrealized gain (loss).................                  (720,168)                  (890,007)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                (1,032,117)                (1,322,662)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    75,386                    102,451
      Terminations and withdrawals.....................                (1,556,721)                  (883,743)
      Contract benefits................................                   (24,789)                  (130,626)
      Contract charges.................................                  (636,316)                  (666,583)
      Net transfers between Sub-Accounts...............                 1,884,442                  1,038,299
      Other transfers from (to) the General Account....                        34                     (2,546)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (257,964)                  (542,748)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                (1,290,081)                (1,865,410)

   NET ASSETS:
      Beginning of year................................                25,068,783                 26,934,193
                                                         -------------------------  -------------------------
      End of year......................................  $             23,778,702   $             25,068,783
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-86

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  HARTFORD TOTAL RETURN BOND HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 53,325   $                 31,009
      Net realized gain (loss).........................                    (1,214)                     2,455
      Change in unrealized gain (loss).................                    39,762                     24,272
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    91,873                     57,736
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   388,000                     11,000
      Terminations and withdrawals.....................                  (172,506)                   (65,819)
      Contract benefits................................                   (16,233)                  (105,141)
      Contract charges.................................                   (19,997)                   (17,188)
      Net transfers between Sub-Accounts...............                   345,713                    600,270
      Other transfers from (to) the General Account....                      (155)                       (35)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   524,822                    423,087
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   616,695                    480,823

   NET ASSETS:
      Beginning of year................................                 2,330,874                  1,850,051
                                                         -------------------------  -------------------------
      End of year......................................  $              2,947,569   $              2,330,874
                                                         =========================  =========================

                                                                       HARTFORD VALUE HLS FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,064   $                  2,191
      Net realized gain (loss).........................                    28,721                     27,586
      Change in unrealized gain (loss).................                    18,023                      9,647
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    48,808                     39,424
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                         --
      Terminations and withdrawals.....................                    (6,019)                    (2,313)
      Contract benefits................................                        --                     (5,138)
      Contract charges.................................                    (6,312)                    (6,552)
      Net transfers between Sub-Accounts...............                   (46,770)                  (145,828)
      Other transfers from (to) the General Account....                        --                         (1)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (59,101)                  (159,832)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (10,293)                  (120,408)

   NET ASSETS:
      Beginning of year................................                   381,664                    502,072
                                                         -------------------------  -------------------------
      End of year......................................  $                371,371   $                381,664
                                                         =========================  =========================

                                                              INVESCO V.I. BALANCED RISK ALLOCATION FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 51,255   $                (12,029)
      Net realized gain (loss).........................                    89,059                    (29,771)
      Change in unrealized gain (loss).................                    12,654                    212,218
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   152,968                    170,418
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    70,690                    169,892
      Terminations and withdrawals.....................                   (55,367)                  (110,332)
      Contract benefits................................                        --                    (24,482)
      Contract charges.................................                   (12,003)                   (12,776)
      Net transfers between Sub-Accounts...............                  (267,371)                    66,155
      Other transfers from (to) the General Account....                         6                         10
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (264,045)                    88,467
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (111,077)                   258,885

   NET ASSETS:
      Beginning of year................................                 1,947,816                  1,688,931
                                                         -------------------------  -------------------------
      End of year......................................  $              1,836,739   $              1,947,816
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-87

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     INVESCO V.I. COMSTOCK FUND
                                                        ---------------------------------------------------
                                                                   2017                      2016
                                                        ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                   984   $                     --
      Net realized gain (loss)........................                     2,896                         --
      Change in unrealized gain (loss)................                     4,113                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     7,993                         --
                                                        ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    65,933                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    65,933                         --
                                                        ------------------------   ------------------------
      Net increase (decrease) in net assets...........                    73,926                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        ------------------------   ------------------------
      End of year.....................................   $                73,926   $                     --
                                                        ========================   ========================

                                                                   INVESCO V.I. CORE EQUITY FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (1,073)   $                (3,018)
      Net realized gain (loss)........................                    50,480                     58,922
      Change in unrealized gain (loss)................                    52,952                     26,698
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   102,359                     82,602
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     5,761                     60,434
      Terminations and withdrawals....................                   (99,192)                   (18,335)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (12,634)                   (12,953)
      Net transfers between Sub-Accounts..............                   (64,772)                    54,470
      Other transfers from (to) the General Account...                        (1)                        59
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (170,838)                    83,675
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (68,479)                   166,277

   NET ASSETS:
      Beginning of year...............................                   916,077                    749,800
                                                        -------------------------  -------------------------
      End of year.....................................  $                847,598    $               916,077
                                                        =========================  =========================

                                                                INVESCO V.I. EQUITY AND INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    510   $                 4,321
      Net realized gain (loss)........................                    82,476                    46,765
      Change in unrealized gain (loss)................                    (9,519)                   75,580
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                    73,467                   126,666
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   400,779                 1,375,111
      Terminations and withdrawals....................                    (2,241)                  (10,459)
      Contract benefits...............................                        --                        --
      Contract charges................................                    (4,360)                   (4,356)
      Net transfers between Sub-Accounts..............                  (407,236)                 (736,761)
      Other transfers from (to) the General Account...                    (1,020)                     (833)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (14,078)                  622,702
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    59,389                   749,368

   NET ASSETS:
      Beginning of year...............................                   749,368                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $                808,757   $               749,368
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-88

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    INVESCO V.I. GLOBAL REAL ESTATE
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                  6,277   $                     12
      Net realized gain (loss).........................                      5,529                     (4,218)
      Change in unrealized gain (loss).................                     10,328                     (1,453)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     22,134                     (5,659)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    177,623                    179,286
      Terminations and withdrawals.....................                     (2,675)                        --
      Contract benefits................................                         --                         --
      Contract charges.................................                       (883)                       (20)
      Net transfers between Sub-Accounts...............                     29,620                    (92,446)
      Other transfers from (to) the General Account....                       (274)                        --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    203,411                     86,820
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    225,545                     81,161

   NET ASSETS:
      Beginning of year................................                     81,161                         --
                                                         --------------------------  -------------------------
      End of year......................................   $                306,706   $                 81,161
                                                         ==========================  =========================

                                                               INVESCO V.I. GOVERNMENT MONEY MARKET FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (55,497)  $                (43,384)
      Net realized gain (loss).........................                        --                         --
      Change in unrealized gain (loss).................                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   (55,497)                   (43,384)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                24,450,436                  1,859,770
      Terminations and withdrawals.....................                (1,484,646)                (1,997,959)
      Contract benefits................................                (2,425,090)                   (17,164)
      Contract charges.................................                   (25,863)                   (38,988)
      Net transfers between Sub-Accounts...............               (10,732,632)                 1,307,948
      Other transfers from (to) the General Account....                   (19,400)                     2,034
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 9,762,805                  1,115,641
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 9,707,308                  1,072,257

   NET ASSETS:
      Beginning of year................................                 5,068,180                  3,995,923
                                                         -------------------------  -------------------------
      End of year......................................  $             14,775,488   $              5,068,180
                                                         =========================  =========================

                                                               INVESCO V.I. INTERNATIONAL GROWTH FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  7,515   $                  6,605
      Net realized gain (loss).........................                    43,316                     (2,034)
      Change in unrealized gain (loss).................                   312,400                    (21,531)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   363,231                    (16,960)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       476                     51,179
      Terminations and withdrawals.....................                  (188,854)                   (93,597)
      Contract benefits................................                        --                    (49,256)
      Contract charges.................................                   (34,254)                   (34,556)
      Net transfers between Sub-Accounts...............                  (187,335)                    96,133
      Other transfers from (to) the General Account....                        (5)                       199
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (409,972)                   (29,898)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (46,741)                   (46,858)

   NET ASSETS:
      Beginning of year................................                 1,835,415                  1,882,273
                                                         -------------------------  -------------------------
      End of year......................................  $              1,788,674   $              1,835,415
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-89

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                 INVESCO V.I. MID CAP CORE EQUITY FUND
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 (6,858)  $                 (8,437)
      Net realized gain (loss).........................                     18,512                     39,204
      Change in unrealized gain (loss).................                    115,215                     64,928
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    126,869                     95,695
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                      3,495                        120
      Terminations and withdrawals.....................                    (26,938)                   (39,424)
      Contract benefits................................                         --                    (51,005)
      Contract charges.................................                     (5,190)                    (4,751)
      Net transfers between Sub-Accounts...............                    110,267                     43,314
      Other transfers from (to) the General Account....                        114                         67
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                     81,748                    (51,679)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                    208,617                     44,016

   NET ASSETS:
      Beginning of year................................                    868,822                    824,806
                                                         --------------------------  -------------------------
      End of year......................................   $              1,077,439   $                868,822
                                                         ==========================  =========================

                                                                  INVESCO V.I. SMALL CAP EQUITY FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (9,534)  $                 (9,779)
      Net realized gain (loss).........................                    37,146                    (25,485)
      Change in unrealized gain (loss).................                    96,585                    141,133
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   124,197                    105,869
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     2,000                     56,000
      Terminations and withdrawals.....................                   (36,930)                   (32,748)
      Contract benefits................................                        --                    (58,005)
      Contract charges.................................                    (8,727)                    (9,769)
      Net transfers between Sub-Accounts...............                   (17,049)                  (172,273)
      Other transfers from (to) the General Account....                       205                        120
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (60,501)                  (216,675)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    63,696                   (110,806)

   NET ASSETS:
      Beginning of year................................                 1,010,930                  1,121,736
                                                         -------------------------  -------------------------
      End of year......................................  $              1,074,626   $              1,010,930
                                                         =========================  =========================

                                                             IVY VIP ADVANTUS REAL ESTATE SECURITIES (a)
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (112)  $                    (17)
      Net realized gain (loss).........................                     1,378                         (1)
      Change in unrealized gain (loss).................                       (46)                      (286)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,220                       (304)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    29,132                      5,141
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (63)                        --
      Net transfers between Sub-Accounts...............                    (3,657)                        --
      Other transfers from (to) the General Account....                        --                        (15)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    25,412                      5,126
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    26,632                      4,822

   NET ASSETS:
      Beginning of year................................                     4,822                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 31,454   $                  4,822
                                                         =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-90

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                         IVY VIP CORE EQUITY
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (13)  $                     (6)
      Net realized gain (loss).........................                        91                        245
      Change in unrealized gain (loss).................                       353                       (191)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       431                         48
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                      2,093
      Terminations and withdrawals.....................                      (104)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                        (5)                        --
      Net transfers between Sub-Accounts...............                        88                         49
      Other transfers from (to) the General Account....                        (1)                        (3)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                       (22)                     2,139
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                       409                      2,187

   NET ASSETS:
      Beginning of year................................                     2,187                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                  2,596   $                  2,187
                                                         =========================  =========================

                                                                  IVY VIP INTERNATIONAL CORE EQUITY
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  4,140    $                 (1,128)
      Net realized gain (loss).........................                     8,901                       3,327
      Change in unrealized gain (loss).................                   248,286                      50,561
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   261,327                      52,760
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   182,186                     644,902
      Terminations and withdrawals.....................                    (2,812)                         --
      Contract benefits................................                        --                          --
      Contract charges.................................                    (9,938)                     (3,268)
      Net transfers between Sub-Accounts...............                   407,366                     239,728
      Other transfers from (to) the General Account....                      (187)                     (1,718)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   576,615                     879,644
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   837,942                     932,404

   NET ASSETS:
      Beginning of year................................                   932,404                          --
                                                         -------------------------  --------------------------
      End of year......................................  $              1,770,346    $                932,404
                                                         =========================  ==========================

                                                                LORD ABBETT BOND-DEBENTURE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                119,916   $                 74,976
      Net realized gain (loss).........................                    38,386                    (22,698)
      Change in unrealized gain (loss).................                    60,638                    128,094
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   218,940                    180,372
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   386,908                    435,950
      Terminations and withdrawals.....................                  (100,776)                   (21,313)
      Contract benefits................................                        --                         --
      Contract charges.................................                   (17,558)                   (10,750)
      Net transfers between Sub-Accounts...............                 1,102,131                    (98,643)
      Other transfers from (to) the General Account....                        99                     (1,384)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                 1,370,804                    303,860
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                 1,589,744                    484,232

   NET ASSETS:
      Beginning of year................................                 1,985,022                  1,500,790
                                                         -------------------------  -------------------------
      End of year......................................  $              3,574,766   $              1,985,022
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-91

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                               LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  3,859   $                  5,281
      Net realized gain (loss).........................                   125,549                    (70,329)
      Change in unrealized gain (loss).................                    68,639                    311,649
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   198,047                    246,601
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                       834                      4,367
      Terminations and withdrawals.....................                  (133,114)                   (72,447)
      Contract benefits................................                        --                   (134,992)
      Contract charges.................................                   (30,978)                   (32,112)
      Net transfers between Sub-Accounts...............                    40,227                   (243,032)
      Other transfers from (to) the General Account....                       (10)                        (6)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (123,041)                  (478,222)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    75,006                   (231,621)

   NET ASSETS:
      Beginning of year................................                 1,700,895                  1,932,516
                                                         -------------------------  -------------------------
      End of year......................................  $              1,775,901   $              1,700,895
                                                         =========================  =========================

                                                             LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (6,419)  $                 (5,353)
      Net realized gain (loss).........................                    27,156                    (19,948)
      Change in unrealized gain (loss).................                   132,570                     35,611
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   153,307                     10,310
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     4,113                     50,281
      Terminations and withdrawals.....................                   (33,263)                   (10,930)
      Contract benefits................................                    (7,638)                   (21,088)
      Contract charges.................................                    (6,831)                    (7,042)
      Net transfers between Sub-Accounts...............                   143,388                   (156,783)
      Other transfers from (to) the General Account....                       (77)                    (4,268)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    99,692                   (149,830)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   252,999                   (139,520)

   NET ASSETS:
      Beginning of year................................                   624,130                    763,650
                                                         -------------------------  -------------------------
      End of year......................................  $                877,129   $                624,130
                                                         =========================  =========================

                                                                  LORD ABBETT MID CAP STOCK PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     (6)  $                      9
      Net realized gain (loss).........................                     5,784                         97
      Change in unrealized gain (loss).................                    (4,316)                      (109)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     1,462                         (3)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    56,341                      2,066
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                   (14,670)                        --
      Contract charges.................................                       (65)                        --
      Net transfers between Sub-Accounts...............                    19,234                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    60,840                      2,066
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    62,302                      2,063

   NET ASSETS:
      Beginning of year................................                     2,063                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 64,365   $                  2,063
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-92

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                              LORD ABBETT
                                                                    SHORT DURATION INCOME PORTFOLIO
                                                         -----------------------------------------------------
                                                                    2017                       2016
                                                         --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 87,433   $                 15,300
      Net realized gain (loss).........................                    (13,922)                         2
      Change in unrealized gain (loss).................                    (63,210)                   (15,628)
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     10,301                       (326)
                                                         --------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     62,442                     67,481
      Terminations and withdrawals.....................                     (5,173)                      (398)
      Contract benefits................................                         --                         --
      Contract charges.................................                     (4,224)                      (868)
      Net transfers between Sub-Accounts...............                  2,373,002                    644,462
      Other transfers from (to) the General Account....                       (149)                        --
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  2,425,898                    710,677
                                                         --------------------------  -------------------------
      Net increase (decrease) in net assets............                  2,436,199                    710,351

   NET ASSETS:
      Beginning of year................................                    710,351                         --
                                                         --------------------------  -------------------------
      End of year......................................   $              3,146,550   $                710,351
                                                         ==========================  =========================

                                                                            MFS(R) BLENDED
                                                                    RESEARCH CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    (57)  $                    809
      Net realized gain (loss).........................                     6,428                     15,091
      Change in unrealized gain (loss).................                    16,805                     (5,226)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    23,176                     10,674
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     14,474
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                       (40)                        (9)
      Net transfers between Sub-Accounts...............                  (132,588)                   179,929
      Other transfers from (to) the General Account....                        --                        252
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (132,628)                   194,646
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                  (109,452)                   205,320

   NET ASSETS:
      Beginning of year................................                   209,030                      3,710
                                                         -------------------------  -------------------------
      End of year......................................  $                 99,578   $                209,030
                                                         =========================  =========================

                                                                            MFS(R) BLENDED
                                                                  RESEARCH SMALL CAP EQUITY PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (325)  $                      1
      Net realized gain (loss).........................                     6,036                        346
      Change in unrealized gain (loss).................                     7,655                        354
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations................................                    13,366                        701
                                                         -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    95,753                      2,067
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (244)                        --
      Net transfers between Sub-Accounts...............                    29,550                      3,120
      Other transfers from (to) the General Account....                      (430)                        --
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   124,629                      5,187
                                                         -------------------------  ------------------------
      Net increase (decrease) in net assets............                   137,995                      5,888

   NET ASSETS:
      Beginning of year................................                     6,861                        973
                                                         -------------------------  ------------------------
      End of year......................................  $                144,856   $                  6,861
                                                         =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-93

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  MFS(R) GLOBAL REAL ESTATE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                 2,521   $                    303
      Net realized gain (loss).........................                     5,777                        518
      Change in unrealized gain (loss).................                       199                     (1,425)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     8,497                       (604)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    68,485                     55,717
      Terminations and withdrawals.....................                        --                     (9,567)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (194)                       (10)
      Net transfers between Sub-Accounts...............                   (17,893)                        --
      Other transfers from (to) the General Account....                        --                        (36)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    50,398                     46,104
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    58,895                     45,500

   NET ASSETS:
      Beginning of year................................                    45,500                         --
                                                         -------------------------  -------------------------
      End of year......................................   $               104,395   $                 45,500
                                                         =========================  =========================

                                                                        MFS(R) GROWTH SERIES
                                                         -----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                (33,008)   $                (27,820)
      Net realized gain (loss).........................                   280,010                     236,909
      Change in unrealized gain (loss).................                   764,330                     (98,550)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                 1,011,332                     110,539
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    13,097                     123,906
      Terminations and withdrawals.....................                  (253,880)                   (109,563)
      Contract benefits................................                   (71,881)                    (10,486)
      Contract charges.................................                   (39,861)                    (36,063)
      Net transfers between Sub-Accounts...............                   246,824                     887,559
      Other transfers from (to) the General Account....                      (474)                        416
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (106,175)                    855,769
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   905,157                     966,308

   NET ASSETS:
      Beginning of year................................                 3,473,049                   2,506,741
                                                         -------------------------  --------------------------
      End of year......................................  $              4,378,206    $              3,473,049
                                                         =========================  ==========================

                                                                MFS(R) INTERNATIONAL VALUE PORTFOLIO
                                                         -----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  6,485    $                  4,471
      Net realized gain (loss).........................                    22,806                      14,471
      Change in unrealized gain (loss).................                   346,455                       6,022
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations................................                   375,746                      24,964
                                                         -------------------------  --------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     2,139                      35,365
      Terminations and withdrawals.....................                   (53,811)                    (41,816)
      Contract benefits................................                        --                     (49,154)
      Contract charges.................................                   (10,968)                     (9,914)
      Net transfers between Sub-Accounts...............                    33,070                      58,853
      Other transfers from (to) the General Account....                      (132)                        234
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (29,702)                     (6,432)
                                                         -------------------------  --------------------------
      Net increase (decrease) in net assets............                   346,044                      18,532

   NET ASSETS:
      Beginning of year................................                 1,504,198                   1,485,666
                                                         -------------------------  --------------------------
      End of year......................................  $              1,850,242    $              1,504,198
                                                         =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-94

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     MFS(R) INVESTORS TRUST SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 (1,564)  $                 (1,535)
      Net realized gain (loss).........................                    29,338                     57,237
      Change in unrealized gain (loss).................                   102,474                    (11,558)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   130,248                     44,144
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                        --                     20,000
      Terminations and withdrawals.....................                   (32,885)                   (46,867)
      Contract benefits................................                        --                   (107,178)
      Contract charges.................................                    (5,024)                    (5,278)
      Net transfers between Sub-Accounts...............                    10,384                        545
      Other transfers from (to) the General Account....                        (4)                       (20)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (27,529)                  (138,798)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   102,719                    (94,654)

   NET ASSETS:
      Beginning of year................................                   601,582                    696,236
                                                         -------------------------  -------------------------
      End of year......................................  $                704,301   $                601,582
                                                         =========================  =========================

                                                                    MFS(R) MID CAP GROWTH SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (761)  $                    (57)
      Net realized gain (loss).........................                     6,727                        994
      Change in unrealized gain (loss).................                    11,149                     (1,170)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    17,115                       (233)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    48,251                     39,937
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (259)                       (15)
      Net transfers between Sub-Accounts...............                    10,570                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    58,562                     39,922
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    75,677                     39,689

   NET ASSETS:
      Beginning of year................................                    39,689                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                115,366   $                 39,689
                                                         =========================  =========================

                                                                    MFS(R) MID CAP VALUE PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  2,475   $                    173
      Net realized gain (loss).........................                    37,945                     25,794
      Change in unrealized gain (loss).................                    64,282                     16,214
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   104,702                     42,181
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   168,876                    172,077
      Terminations and withdrawals.....................                    (1,234)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                    (6,022)                    (1,430)
      Net transfers between Sub-Accounts...............                   386,251                    268,885
      Other transfers from (to) the General Account....                      (467)                        88
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   547,404                    439,620
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   652,106                    481,801

   NET ASSETS:
      Beginning of year................................                   481,801                         --
                                                         -------------------------  -------------------------
      End of year......................................  $              1,133,907   $                481,801
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-95

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    MFS(R) NEW DISCOVERY SERIES
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (7,537)  $                 (6,339)
      Net realized gain (loss)........................                    22,511                    (15,660)
      Change in unrealized gain (loss)................                   209,451                     77,582
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   224,425                     55,583
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                     2,377                      1,516
      Terminations and withdrawals....................                   (51,357)                   (13,953)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (14,615)                   (12,094)
      Net transfers between Sub-Accounts..............                   217,523                   (186,732)
      Other transfers from (to) the General Account...                       (59)                         4
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   153,869                   (211,259)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   378,294                   (155,676)

   NET ASSETS:
      Beginning of year...............................                   797,873                    953,549
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,176,167   $                797,873
                                                        =========================  =========================

                                                              MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    164   $                     (3)
      Net realized gain (loss)........................                        21                         --
      Change in unrealized gain (loss)................                     3,482                         47
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                     3,667                         44
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    14,646                      4,134
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (39)                        --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    14,607                      4,134
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    18,274                      4,178

   NET ASSETS:
      Beginning of year...............................                     4,178                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $                 22,452   $                  4,178
                                                        =========================  =========================

                                                                  MFS(R) TOTAL RETURN BOND SERIES
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  1,749   $                   (79)
      Net realized gain (loss)........................                        11                        (1)
      Change in unrealized gain (loss)................                       698                      (294)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                     2,458                      (374)
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    19,758                    60,325
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                      (230)                       --
      Net transfers between Sub-Accounts..............                     3,217                        --
      Other transfers from (to) the General Account...                         1                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    22,746                    60,325
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    25,204                    59,951

   NET ASSETS:
      Beginning of year...............................                    59,951                        --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 85,155   $                59,951
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-96

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                        MFS(R) UTILITIES SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  3,324   $                  2,615
      Net realized gain (loss).........................                     2,136                      2,587
      Change in unrealized gain (loss).................                     5,833                        808
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    11,293                      6,010
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    32,000                    175,452
      Terminations and withdrawals.....................                      (653)                   (39,000)
      Contract benefits................................                        --                         --
      Contract charges.................................                      (181)                        (5)
      Net transfers between Sub-Accounts...............                   (69,073)                     1,983
      Other transfers from (to) the General Account....                         1                       (250)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (37,906)                   138,180
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (26,613)                   144,190

   NET ASSETS:
      Beginning of year................................                   144,190                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                117,577   $                144,190
                                                         =========================  =========================


                                                                          MFS(R) VALUE SERIES
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................   $                19,960   $                 22,039
      Net realized gain (loss).........................                   137,450                    219,682
      Change in unrealized gain (loss).................                   197,195                     75,362
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   354,605                    317,083
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                     9,160                     35,101
      Terminations and withdrawals.....................                  (216,392)                  (166,200)
      Contract benefits................................                        --                    (19,727)
      Contract charges.................................                   (47,383)                   (47,793)
      Net transfers between Sub-Accounts...............                   (74,291)                    63,886
      Other transfers from (to) the General Account....                        30                        (50)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                  (328,876)                  (134,783)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    25,729                    182,300

   NET ASSETS:
      Beginning of year................................                 2,285,443                  2,103,143
                                                         -------------------------  -------------------------
      End of year......................................   $             2,311,172   $              2,285,443
                                                         =========================  =========================

                                                                        OPPENHEIMER DISCOVERY
                                                                       MID CAP GROWTH FUND/VA
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (339)  $                    (21)
      Net realized gain (loss).........................                     4,252                         --
      Change in unrealized gain (loss).................                     7,124                       (202)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                    11,037                       (223)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    30,644                     11,639
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (203)                       (10)
      Net transfers between Sub-Accounts...............                    31,268                         --
      Other transfers from (to) the General Account....                         5                          2
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    61,714                     11,631
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    72,751                     11,408

   NET ASSETS:
      Beginning of year................................                    11,408                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 84,159   $                 11,408
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-97

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                    OPPENHEIMER GLOBAL FUND/VA
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                    (60)   $                     (3)
      Net realized gain (loss).......................                        779                         255
      Change in unrealized gain (loss)...............                      1,812                         (58)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                      2,531                         194
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                     11,681                          --
      Terminations and withdrawals...................                         --                          --
      Contract benefits..............................                         --                          --
      Contract charges...............................                         --                          --
      Net transfers between Sub-Accounts.............                        (43)                      2,515
      Other transfers from (to) the General Account..                        (65)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     11,573                       2,515
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     14,104                       2,709

    NET ASSETS:
      Beginning of year..............................                      3,946                       1,237
                                                       --------------------------  --------------------------
      End of year....................................   $                 18,050    $                  3,946
                                                       ==========================  ==========================

                                                                        OPPENHEIMER GLOBAL
                                                                    MULTI-ALTERNATIVES FUND/VA
                                                       ----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (31)  $                     63
      Net realized gain (loss).......................                        (5)                         2
      Change in unrealized gain (loss)...............                       (61)                       102
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations..............................                       (97)                       167
                                                       -------------------------  ------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                        --                     10,120
      Terminations and withdrawals...................                      (653)                        --
      Contract benefits..............................                        --                         --
      Contract charges...............................                       (25)                        --
      Net transfers between Sub-Accounts.............                     1,217                        194
      Other transfers from (to) the General Account..                        (1)                        --
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                       538                     10,314
                                                       -------------------------  ------------------------
      Net increase (decrease) in net assets..........                       441                     10,481

    NET ASSETS:
      Beginning of year..............................                    10,481                         --
                                                       -------------------------  ------------------------
      End of year....................................  $                 10,922   $                 10,481
                                                       =========================  ========================

                                                                            OPPENHEIMER
                                                                   INTERNATIONAL GROWTH FUND/VA
                                                       -----------------------------------------------------
                                                                  2017                       2016
                                                       --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (276)  $                    (24)
      Net realized gain (loss).......................                        335                         (1)
      Change in unrealized gain (loss)...............                     14,109                       (524)
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations..............................                     14,168                       (549)
                                                       --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    129,004                      8,101
      Terminations and withdrawals...................                         --                         --
      Contract benefits..............................                         --                         --
      Contract charges...............................                        (61)                        --
      Net transfers between Sub-Accounts.............                     (2,623)                        --
      Other transfers from (to) the General Account..                         --                         --
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    126,320                      8,101
                                                       --------------------------  -------------------------
      Net increase (decrease) in net assets..........                    140,488                      7,552

    NET ASSETS:
      Beginning of year..............................                      7,552                         --
                                                       --------------------------  -------------------------
      End of year....................................  $                 148,040   $                  7,552
                                                       ==========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-98

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                      OPPENHEIMER MAIN STREET
                                                                       SMALL CAP FUND(R)/VA
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                    (175)  $                    (166)
      Net realized gain (loss).......................                      7,024                         292
      Change in unrealized gain (loss)...............                      6,323                       4,488
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     13,172                       4,614
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    108,182                      46,886
      Terminations and withdrawals...................                       (745)                         --
      Contract benefits..............................                         --                          --
      Contract charges...............................                       (252)                        (20)
      Net transfers between Sub-Accounts.............                    (32,746)                         --
      Other transfers from (to) the General Account..                        (62)                         --
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                     74,377                      46,866
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                     87,549                      51,480

    NET ASSETS:
      Beginning of year..............................                     51,480                          --
                                                       --------------------------  --------------------------
      End of year....................................  $                 139,029   $                  51,480
                                                       ==========================  ==========================


                                                                     PIMCO ALL ASSET PORTFOLIO
                                                       ------------------------------------------------------
                                                                  2017                        2016
                                                       --------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................   $                 17,723    $                  8,640
      Net realized gain (loss).......................                     (5,592)                    (32,040)
      Change in unrealized gain (loss)...............                     45,511                      92,647
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     57,642                      69,247
                                                       --------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                         --                      20,000
      Terminations and withdrawals...................                     (7,581)                    (48,606)
      Contract benefits..............................                    (32,780)                    (17,842)
      Contract charges...............................                     (3,395)                     (3,972)
      Net transfers between Sub-Accounts.............                    (44,487)                   (141,403)
      Other transfers from (to) the General Account..                         (7)                         59
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    (88,250)                   (191,764)
                                                       --------------------------  --------------------------
      Net increase (decrease) in net assets..........                    (30,608)                   (122,517)

    NET ASSETS:
      Beginning of year..............................                    529,002                     651,519
                                                       --------------------------  --------------------------
      End of year....................................   $                498,394    $                529,002
                                                       ==========================  ==========================

                                                                   PIMCO COMMODITYREALRETURN(R)
                                                                        STRATEGY PORTFOLIO
                                                       -----------------------------------------------------
                                                                 2017                       2016
                                                       -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)...................  $                  6,132   $                      28
      Net realized gain (loss).......................                      (189)                          4
      Change in unrealized gain (loss)...............                    (3,807)                        977
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets
        from operations..............................                     2,136                       1,009
                                                       -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments..........................                    62,506                      20,424
      Terminations and withdrawals...................                    (2,207)                         --
      Contract benefits..............................                        --                          --
      Contract charges...............................                      (160)                         --
      Net transfers between Sub-Accounts.............                     4,798                          24
      Other transfers from (to) the General Account..                      (379)                       (240)
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets from
        Contract transactions........................                    64,558                      20,208
                                                       -------------------------  --------------------------
      Net increase (decrease) in net assets..........                    66,694                      21,217

    NET ASSETS:
      Beginning of year..............................                    21,217                          --
                                                       -------------------------  --------------------------
      End of year....................................  $                 87,911   $                  21,217
                                                       =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                    SA-99

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                 PIMCO EMERGING MARKETS BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                  4,926   $                    343
      Net realized gain (loss).........................                        36                         (2)
      Change in unrealized gain (loss).................                     1,675                       (670)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     6,637                       (329)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   156,985                     24,448
      Terminations and withdrawals.....................                    (2,906)                        --
      Contract benefits................................                        --                         --
      Contract charges.................................                      (522)                        --
      Net transfers between Sub-Accounts...............                    18,325                         --
      Other transfers from (to) the General Account....                       164                        (61)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   172,046                     24,387
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   178,683                     24,058

   NET ASSETS:
      Beginning of year................................                    24,058                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                202,741   $                 24,058
                                                         =========================  =========================

                                                                    PIMCO FOREIGN BOND PORTFOLIO
                                                                        (U.S. DOLLAR-HEDGED)
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 16,376   $                  1,496
      Net realized gain (loss).........................                      (728)                     1,133
      Change in unrealized gain (loss).................                    (9,135)                    (3,516)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                     6,513                       (887)
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    79,083                    181,000
      Terminations and withdrawals.....................                    (1,609)                      (399)
      Contract benefits................................                        --                         --
      Contract charges.................................                    (2,986)                      (887)
      Net transfers between Sub-Accounts...............                    37,884                    142,347
      Other transfers from (to) the General Account....                       (17)                         6
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   112,355                    322,067
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   118,868                    321,180

   NET ASSETS:
      Beginning of year................................                   321,180                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                440,048   $                321,180
                                                         =========================  =========================

                                                                  PIMCO GLOBAL MULTI-ASSET MANAGED
                                                                        ALLOCATION PORTFOLIO
                                                         ---------------------------------------------------
                                                                   2017                       2016
                                                         ------------------------   ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                     77   $                     --
      Net realized gain (loss).........................                         2                         --
      Change in unrealized gain (loss).................                       723                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets
        from operations................................                       802                         --
                                                         ------------------------   ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    25,260                         --
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                        --                         --
      Other transfers from (to) the General Account....                        --                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    25,260                         --
                                                         ------------------------   ------------------------
      Net increase (decrease) in net assets............                    26,062                         --

   NET ASSETS:
      Beginning of year................................                        --                         --
                                                         ------------------------   ------------------------
      End of year......................................  $                 26,062   $                     --
                                                         ========================   ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-100

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                  PIMCO HIGH YIELD PORTFOLIO (b)
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    763   $                     --
      Net realized gain (loss)........................                        (1)                        --
      Change in unrealized gain (loss)................                    (1,116)                        --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                      (354)                        --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    97,430                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                        --                         --
      Other transfers from (to) the General Account...                       118                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                    97,548                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    97,194                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 97,194   $                     --
                                                        =========================  ========================

                                                                    PIMCO REAL RETURN PORTFOLIO
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                   947   $                    530
      Net realized gain (loss)........................                       53                          1
      Change in unrealized gain (loss)................                      563                       (328)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                    1,563                        203
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    3,281                     37,448
      Terminations and withdrawals....................                     (644)                        --
      Contract benefits...............................                       --                         --
      Contract charges................................                     (305)                       (99)
      Net transfers between Sub-Accounts..............                    9,902                      5,004
      Other transfers from (to) the General Account...                       --                         --
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   12,234                     42,353
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   13,797                     42,556

   NET ASSETS:
      Beginning of year...............................                   42,556                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $                56,353   $                 42,556
                                                        ========================  =========================

                                                               PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 25,959   $                 43,928
      Net realized gain (loss)........................                   (40,074)                   122,736
      Change in unrealized gain (loss)................                   216,247                    (91,738)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   202,132                     74,926
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     12,984
      Terminations and withdrawals....................                   (50,313)                   (33,494)
      Contract benefits...............................                        --                     (3,800)
      Contract charges................................                   (24,685)                   (25,180)
      Net transfers between Sub-Accounts..............                  (116,191)                   (72,999)
      Other transfers from (to) the General Account...                        (1)                       389
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  (191,190)                  (122,100)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                    10,942                    (47,174)

   NET ASSETS:
      Beginning of year...............................                 1,001,166                  1,048,340
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,012,108   $              1,001,166
                                                        =========================  =========================

(b)    Investment addition. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-101

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                    PIMCO TOTAL RETURN PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                 38,384    $                30,798
      Net realized gain (loss).........................                    (6,911)                   (10,373)
      Change in unrealized gain (loss).................                   120,949                     (8,381)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                   152,422                     12,044
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                   163,917                    483,906
      Terminations and withdrawals.....................                  (238,820)                   (83,807)
      Contract benefits................................                   (31,633)                   (89,282)
      Contract charges.................................                   (31,129)                   (26,321)
      Net transfers between Sub-Accounts...............                   529,969                  1,704,500
      Other transfers from (to) the General Account....                      (480)                         1
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   391,824                  1,988,997
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   544,246                  2,001,041

   NET ASSETS:
      Beginning of year................................                 3,954,381                  1,953,340
                                                         -------------------------  -------------------------
      End of year......................................  $              4,498,627    $             3,954,381
                                                         =========================  =========================

                                                                 PIMCO UNCONSTRAINED BOND PORTFOLIO
                                                         ----------------------------------------------------
                                                                   2017                        2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                    142    $                    23
      Net realized gain (loss).........................                       764                         --
      Change in unrealized gain (loss).................                        80                        222
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       986                        245
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    40,402                      5,000
      Terminations and withdrawals.....................                        --                         --
      Contract benefits................................                   (22,640)                        --
      Contract charges.................................                       (54)                        --
      Net transfers between Sub-Accounts...............                       982                        194
      Other transfers from (to) the General Account....                        --                        (15)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                    18,690                      5,179
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                    19,676                      5,424

   NET ASSETS:
      Beginning of year................................                     5,424                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 25,100    $                 5,424
                                                         =========================  =========================

                                                                  PUTNAM VT ABSOLUTE RETURN 500 FUND
                                                         ----------------------------------------------------
                                                                   2017                       2016
                                                         -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss).....................  $                   (146)  $                   (391)
      Net realized gain (loss).........................                       622                        647
      Change in unrealized gain (loss).................                       450                        364
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations................................                       926                        620
                                                         -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments............................                    10,377                    120,000
      Terminations and withdrawals.....................                        --                     (1,629)
      Contract benefits................................                        --                         --
      Contract charges.................................                        --                         --
      Net transfers between Sub-Accounts...............                   (27,844)                   (85,870)
      Other transfers from (to) the General Account....                        --                     (5,282)
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions..........................                   (17,467)                    27,219
                                                         -------------------------  -------------------------
      Net increase (decrease) in net assets............                   (16,541)                    27,839

   NET ASSETS:
      Beginning of year................................                    27,839                         --
                                                         -------------------------  -------------------------
      End of year......................................  $                 11,298   $                 27,839
                                                         =========================  =========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-102

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                             PUTNAM VT
                                                                  AMERICAN GOVERNMENT INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    40   $                     46
      Net realized gain (loss)........................                      (24)                        (1)
      Change in unrealized gain (loss)................                       26                        (80)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                       42                        (35)
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                       --                         --
      Terminations and withdrawals....................                       --                         --
      Contract benefits...............................                       --                         --
      Contract charges................................                      (38)                        --
      Net transfers between Sub-Accounts..............                   15,829                         --
      Other transfers from (to) the General Account...                        2                      5,277
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   15,793                      5,277
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                   15,835                      5,242

   NET ASSETS:
      Beginning of year...............................                    5,242                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $                21,077   $                  5,242
                                                        ========================  =========================


                                                                   PUTNAM VT EQUITY INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 15,139   $                16,404
      Net realized gain (loss)........................                   101,600                    48,386
      Change in unrealized gain (loss)................                   204,677                   166,469
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                   321,416                   231,259
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   165,851                   119,316
      Terminations and withdrawals....................                  (100,783)                  (67,617)
      Contract benefits...............................                        --                        --
      Contract charges................................                   (17,964)                  (18,026)
      Net transfers between Sub-Accounts..............                    60,336                   (90,737)
      Other transfers from (to) the General Account...                      (360)                     (515)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   107,080                   (57,579)
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                   428,496                   173,680

   NET ASSETS:
      Beginning of year...............................                 1,772,085                 1,598,405
                                                        -------------------------  ------------------------
      End of year.....................................  $              2,200,581   $             1,772,085
                                                        =========================  ========================


                                                              PUTNAM VT GLOBAL ASSET ALLOCATION FUND
                                                        --------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -----------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                     (1)  $                    --
      Net realized gain (loss)........................                        --                        --
      Change in unrealized gain (loss)................                        26                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets
        from operations...............................                        25                        --
                                                        -------------------------  -----------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                        --
      Terminations and withdrawals....................                        --                        --
      Contract benefits...............................                        --                        --
      Contract charges................................                        --                        --
      Net transfers between Sub-Accounts..............                     2,500                        --
      Other transfers from (to) the General Account...                        --                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     2,500                        --
                                                        -------------------------  -----------------------
      Net increase (decrease) in net assets...........                     2,525                        --

   NET ASSETS:
      Beginning of year...............................                        --                        --
                                                        -------------------------  -----------------------
      End of year.....................................  $                  2,525   $                    --
                                                        =========================  =======================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-103

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                PUTNAM VT GROWTH OPPORTUNITIES FUND
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 (7,954)  $                   (918)
      Net realized gain (loss)........................                    47,728                        271
      Change in unrealized gain (loss)................                   241,774                      6,802
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
       from operations................................                   281,548                      6,155
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    12,236                         50
      Terminations and withdrawals....................                   (87,775)                    (1,892)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (20,044)                    (2,292)
      Net transfers between Sub-Accounts..............                   118,405                    935,352
      Other transfers from (to) the General Account...                        42                         --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    22,864                    931,218
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   304,412                    937,373

   NET ASSETS:
      Beginning of year...............................                   937,373                         --
                                                        -------------------------  -------------------------
      End of year.....................................  $              1,241,785   $                937,373
                                                        =========================  =========================

                                                                        PUTNAM VT INCOME FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................   $                74,391   $                65,586
      Net realized gain (loss)........................                    (4,947)                  (21,493)
      Change in unrealized gain (loss)................                    22,486                     3,886
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                    91,930                    47,979
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                   117,278                 2,616,385
      Terminations and withdrawals....................                   (41,557)                  (39,807)
      Contract benefits...............................                   (47,156)                 (105,842)
      Contract charges................................                   (14,531)                  (14,373)
      Net transfers between Sub-Accounts..............                  (379,998)               (1,732,003)
      Other transfers from (to) the General Account...                        52                       111
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                  (365,912)                  724,471
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                  (273,982)                  772,450

   NET ASSETS:
      Beginning of year...............................                 2,069,537                 1,297,087
                                                        -------------------------  ------------------------
      End of year.....................................   $             1,795,555   $             2,069,537
                                                        =========================  ========================

                                                                PUTNAM VT INTERNATIONAL VALUE FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    (62)  $                     --
      Net realized gain (loss)........................                        --                         --
      Change in unrealized gain (loss)................                       550                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
       from operations................................                       488                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                        --                         --
      Net transfers between Sub-Accounts..............                    25,000                         --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
       Contract transactions..........................                    25,000                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                    25,488                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                 25,488   $                     --
                                                        =========================  ========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-104

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                     PUTNAM VT INVESTORS FUND
                                                        ---------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  ------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                    114   $                     --
      Net realized gain (loss)........................                       385                         --
      Change in unrealized gain (loss)................                       434                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets
        from operations...............................                       933                         --
                                                        -------------------------  ------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                    23,375                         --
      Terminations and withdrawals....................                        --                         --
      Contract benefits...............................                        --                         --
      Contract charges................................                       (18)                        --
      Net transfers between Sub-Accounts..............                   (14,617)                        --
      Other transfers from (to) the General Account...                        --                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                     8,740                         --
                                                        -------------------------  ------------------------
      Net increase (decrease) in net assets...........                     9,673                         --

   NET ASSETS:
      Beginning of year...............................                        --                         --
                                                        -------------------------  ------------------------
      End of year.....................................  $                  9,673   $                     --
                                                        =========================  ========================

                                                                  PUTNAM VT SMALL CAP VALUE FUND
                                                        ---------------------------------------------------
                                                                  2017                      2016
                                                        ------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                  (607)  $                     (3)
      Net realized gain (loss)........................                    2,566                        541
      Change in unrealized gain (loss)................                   11,604                      2,036
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   13,563                      2,574
                                                        ------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                  168,645                     11,251
      Terminations and withdrawals....................                       --                         --
      Contract benefits...............................                  (21,899)                        --
      Contract charges................................                     (188)                        (9)
      Net transfers between Sub-Accounts..............                   44,962                       (249)
      Other transfers from (to) the General Account...                       26                        (52)
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                  191,546                     10,941
                                                        ------------------------  -------------------------
      Net increase (decrease) in net assets...........                  205,109                     13,515

   NET ASSETS:
      Beginning of year...............................                   13,515                         --
                                                        ------------------------  -------------------------
      End of year.....................................  $               218,624   $                 13,515
                                                        ========================  =========================

                                                               RATIONAL DIVIDEND CAPTURE VA FUND (a)
                                                        ----------------------------------------------------
                                                                  2017                       2016
                                                        -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
      Net investment income (loss)....................  $                 15,741    $                25,491
      Net realized gain (loss)........................                    (2,985)                       491
      Change in unrealized gain (loss)................                   (24,903)                    16,376
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets
        from operations...............................                   (12,147)                    42,358
                                                        -------------------------  -------------------------

   FROM CONTRACT TRANSACTIONS:
      Net purchase payments...........................                        --                     24,000
      Terminations and withdrawals....................                   (38,011)                   (17,325)
      Contract benefits...............................                        --                         --
      Contract charges................................                   (18,724)                   (18,548)
      Net transfers between Sub-Accounts..............                      (469)                   (44,518)
      Other transfers from (to) the General Account...                        (2)                        --
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets from
        Contract transactions.........................                   (57,206)                   (56,391)
                                                        -------------------------  -------------------------
      Net increase (decrease) in net assets...........                   (69,353)                   (14,033)

   NET ASSETS:
      Beginning of year...............................                   621,192                    635,225
                                                        -------------------------  -------------------------
      End of year.....................................  $                551,839    $               621,192
                                                        =========================  =========================

(a)   Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-105

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                                                                   RATIONAL INSIDER BUYING VA FUND (a)
                                                                          -----------------------------------------------------
                                                                                    2017                        2016
                                                                          --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                     (47)  $                     --
      Net realized gain (loss)..........................................                     (4,563)                     3,828
      Change in unrealized gain (loss)..................................                      5,973                     (2,231)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                      1,363                      1,597
                                                                          --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                         --                         --
      Terminations and withdrawals......................................                    (17,366)                      (640)
      Contract benefits.................................................                         --                         --
      Contract charges..................................................                        (44)                      (135)
      Net transfers between Sub-Accounts................................                         89                       (790)
      Other transfers from (to) the General Account.....................                        (15)                        --
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..                    (17,336)                    (1,565)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets.............................                    (15,973)                        32

    NET ASSETS:
      Beginning of year.................................................                     15,973                     15,941
                                                                          --------------------------  -------------------------
      End of year.......................................................  $                      --   $                 15,973
                                                                          ==========================  =========================

                                                                               TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
                                                                          -----------------------------------------------------
                                                                                    2017                        2016
                                                                          --------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                 206,661   $                144,635
      Net realized gain (loss)..........................................                    242,046                   (185,537)
      Change in unrealized gain (loss)..................................                  3,478,261                  2,344,569
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                  3,926,968                  2,303,667
                                                                          --------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                    181,371                    146,545
      Terminations and withdrawals......................................                 (1,944,176)                (1,420,423)
      Contract benefits.................................................                   (177,071)                  (246,847)
      Contract charges..................................................                 (1,090,784)                (1,209,227)
      Net transfers between Sub-Accounts................................                 (3,722,331)                (2,575,427)
      Other transfers from (to) the General Account.....................                      4,094                       (678)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..                 (6,748,897)                (5,306,057)
                                                                          --------------------------  -------------------------
      Net increase (decrease) in net assets.............................                 (2,821,929)                (3,002,390)

    NET ASSETS:
      Beginning of year.................................................                 44,920,806                 47,923,196
                                                                          --------------------------  -------------------------
      End of year.......................................................  $              42,098,877   $             44,920,806
                                                                          ==========================  =========================

(a)    Name change. See Note 1.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-106

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
  FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------



                                                                                TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
                                                                          ----------------------------------------------------
                                                                                    2017                       2016
                                                                          -------------------------  -------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                359,739   $                446,088
      Net realized gain (loss)..........................................                   541,870                 (1,646,527)
      Change in unrealized gain (loss)..................................                19,186,959                  6,917,206
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets from operations.............                20,088,568                  5,716,767
                                                                          -------------------------  -------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                   582,794                  1,038,601
      Terminations and withdrawals......................................                (6,155,058)                (3,584,257)
      Contract benefits.................................................                  (641,315)                  (700,688)
      Contract charges..................................................                (3,353,969)                (3,639,211)
      Net transfers between Sub-Accounts................................                (8,776,531)               (13,383,289)
      Other transfers from (to) the General Account.....................                    (1,096)                     2,597
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets from Contract transactions..               (18,345,175)               (20,266,247)
                                                                          -------------------------  -------------------------
      Net increase (decrease) in net assets.............................                 1,743,393                (14,549,480)

    NET ASSETS:
      Beginning of year.................................................               134,839,257                149,388,737
                                                                          -------------------------  -------------------------
      End of year.......................................................  $            136,582,650   $            134,839,257
                                                                          =========================  =========================

                                                                                          TOPS(R) MANAGED RISK
                                                                                      MODERATE GROWTH ETF PORTFOLIO
                                                                          -----------------------------------------------------
                                                                                    2017                       2016
                                                                          -------------------------  --------------------------
INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS:
      Net investment income (loss)......................................  $                407,216   $                 385,717
      Net realized gain (loss)..........................................                   369,602                    (802,548)
      Change in unrealized gain (loss)..................................                 9,914,145                   5,105,720
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets from operations.............                10,690,963                   4,688,889
                                                                          -------------------------  --------------------------

    FROM CONTRACT TRANSACTIONS:
      Net purchase payments.............................................                   140,988                     843,129
      Terminations and withdrawals......................................                (5,410,531)                 (3,183,143)
      Contract benefits.................................................                  (863,872)                   (470,410)
      Contract charges..................................................                (2,188,974)                 (2,456,374)
      Net transfers between Sub-Accounts................................                (7,099,501)                 (7,170,220)
      Other transfers from (to) the General Account.....................                       476                        (357)
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets from Contract transactions..               (15,421,414)                (12,437,375)
                                                                          -------------------------  --------------------------
      Net increase (decrease) in net assets.............................                (4,730,451)                 (7,748,486)

    NET ASSETS:
      Beginning of year.................................................                93,171,220                 100,919,706
                                                                          -------------------------  --------------------------
      End of year.......................................................  $             88,440,769   $              93,171,220
                                                                          =========================  ==========================


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


--------------------------------------------------------------------------------
                                   SA-107

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



1.    ORGANIZATION

      Forethought Life Insurance Company Separate Account A (the "Separate Account"), which is a funding vehicle for the ForeRetirement, ForeRetirement II, ForeRetirement III, ForeRetirement IV, ForeFoundation and ForeInvestors Choice variable annuity contracts, is a separate investment account of Forethought Life Insurance Company ("Forethought"), established on June 5, 2012, for the purpose of separating from the general assets of Forethought (the "General Account") those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Forethought. Forethought is the Sponsor of the Separate Account. Forethought is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company.

      Forethought is subject to the laws of the state of Indiana governing insurance companies and to regulation by the Commissioner of Insurance of Indiana. In addition, Forethought is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Forethought. The Separate Account cannot be charged with liabilities arising out of any other business of Forethought. The General Account is subject to the claims of creditors.

      The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. Global Atlantic Distributors, LLC, was known as Forethought Distributors, LLC, until May 1, 2016.

      The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. One-hundred-forty-three Sub-Accounts are currently offered by the Separate Account, of which one-hundred-thirty-nine had activity during the year. Four Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2017. The four Sub-Accounts are as follows:



SUB-ACCOUNTS
-------------
Global Atlantic Motif Real Estate Trends Portfolio
Global Atlantic Wilshire Dynamic Global Allocation Portfolio
Ivy VIP Asset Strategy
Ivy VIP Value

      Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in a designated fund (Underlying
      Fund) as follows:


UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
AB VPS Global Bond Portfolio                   Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Growth and Income Portfolio             Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
AB VPS Real Estate Investment Portfolio        Class B      AllianceBernstein LP                    --

------------------------------------------------------------------------------------------------------------------------------
American Century VP Capital                    Class II     American Century Investment             --
   Appreciation Fund                                        Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Growth Fund                Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Income and                 Class II     American Century Investment             --
   Growth Fund                                              Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value              Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Century VP Value Fund                 Class II     American Century Investment             --
                                                            Management, Inc.

------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund           Class 4      Capital Research and Management         --
                                                            Company

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-108

   ----------------------------------------------------------------------------



UNDERLYING FUND                              CLASS                 INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       Class 4        Capital Research and Management
   Growth                                                Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder     Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          Class 4        Capital Research and Management
   Income Fund                                           Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income              Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Class P2       Capital Research and Management
   Allocation Fund                                       Company

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             Class 4        Capital Research and Management
                                                         Company

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         Class II       BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          Class III      BlackRock Advisors LLC

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       Class III      BlackRock Advisors LLC
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Class I        Calvert Investment Management,
                                                         Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index   Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Class F        Calvert Investment Management,
   Portfolio                                             Inc.

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              Institutional  Dimensional Fund Advisors LP
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio      Institutional  Dimensional Fund Advisors LP
                                          Shares

------------------------------------------------------------------------------------------------------------------------------------


UNDERLYING FUND                                          SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
American Funds Blue Chip Income and       --
   Growth

------------------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund                  --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Capital Income Builder     --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth and          --
   Income Fund

------------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund                --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Growth-Income              --


------------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund         --


------------------------------------------------------------------------------------------------------------------------------------
American Funds Managed Risk Asset         Milliman Financial Risk Management
   Allocation Fund                        LLC

------------------------------------------------------------------------------------------------------------------------------------
American Funds New World Fund             --


------------------------------------------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund           --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Capital Appreciation V.I. Fund  --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Equity Dividend V.I. Fund       --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Global Allocation V.I. Fund     --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock High Yield V.I. Fund            --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock S&P 500 Index V.I. Fund         --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock Total Return V.I. Fund          --

------------------------------------------------------------------------------------------------------------------------------------
BlackRock U.S. Government Bond V.I.       --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP EAFE International Index       World Asset Management, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Investment Grade Bond Index    Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Nasdaq 100 Index Portfolio     Ameritas Investment Partners, Inc.


------------------------------------------------------------------------------------------------------------------------------------
Calvert VP Russell 2000 Small Cap Index   Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Calvert VP S&P MidCap 400 Index           Ameritas Investment Partners, Inc.
   Portfolio

------------------------------------------------------------------------------------------------------------------------------------
DFA VA Global Bond Portfolio              --


------------------------------------------------------------------------------------------------------------------------------------
DFA VA International Value Portfolio      --


------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-109

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                               CLASS                 INVESTMENT ADVISER                       SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Large Value Portfolio            Institutional  Dimensional Fund Advisors LP        --
                                           Shares

------------------------------------------------------------------------------------------------------------------------------------
DFA VA US Targeted Value Portfolio         Institutional  Dimensional Fund Advisors LP        --
                                           Shares

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Global Real Estate VIP     Class 2        Franklin Templeton Institutional,   --
   Fund                                                   LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Income VIP Fund            Class 4        Franklin Advisers, Inc.             --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Global Discovery    Class 4        Franklin Mutual Advisers, LLC       --
   VIP Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Mutual Shares VIP Fund     Class 4        Franklin Mutual Advisers, LLC       --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Rising Dividends VIP       Class 4        Franklin Advisory Services, LLC     --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Small Cap Value VIP Fund   Class 4        Franklin Advisory Services, LLC     --

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Franklin Strategic Income VIP       Class 4        Franklin Advisers, Inc.             --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Foreign Securities        Class 4        Templeton Investment Counsel,       --
   Fund                                                   LLC

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Global Bond Securities    Class 4        Franklin Advisers, Inc.             --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
FT VIP Templeton Growth Securities         Class 4        Templeton Global Advisors Ltd       --
   Fund

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic American Funds Managed     Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Risk Portfolio                                         Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Balanced Managed Risk      Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Portfolio                                              Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic BlackRock Global           Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Allocation Managed Risk Portfolio                      Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Franklin Dividend and      Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Income Managed Risk Portfolio                          Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Goldman Sachs Dynamic      Class II       Global Atlantic Investment          Goldman Sachs Asset Management,
   Trends Allocation Portfolio                            Advisors, LLC                       L.P.

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Growth Managed Risk        Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Portfolio                                              Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Moderate Growth            Class II       Global Atlantic Investment          Milliman Financial Risk Management,
   Managed Risk Portfolio                                 Advisors, LLC                       LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Aging of America     Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Portfolio                                              Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Real Estate Trends   Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Portfolio                                              Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Motif Technological        Class II       Global Atlantic Investment          Motif Capital Management, Inc.
   Innovations Portfolio                                  Advisors, LLC

------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic PIMCO Tactical Allocation  Class II       Global Atlantic Investment          Pacific Investment Management
   Portfolio                                              Advisors, LLC                       Company LLC

------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-110

   ----------------------------------------------------------------------------



UNDERLYING FUND                               CLASS            INVESTMENT ADVISER                          SUB-ADVISER
----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Select Advisor Managed     Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Risk Portfolio                                    Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wellington Research        Class II  Global Atlantic Investment             Milliman Financial Risk Management,
   Managed Risk Portfolio                            Advisors, LLC                          LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Conservative Allocation Portfolio                 Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Global    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic Growth    Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Allocation Portfolio                              Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Wilshire Dynamic           Class II  Global Atlantic Investment             Wilshire Associates Incorporated
   Moderate Allocation Portfolio                     Advisors, LLC

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Core Fixed Income        Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Global Trends            Service   Goldman Sachs Asset Management,        --
   Allocation Fund                         Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Growth                   Service   Goldman Sachs Asset Management,        --
   Opportunities Fund                      Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT High Quality Floating    Advisor   Goldman Sachs Asset Management,        --
   Rate Fund                               Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value Fund       Service   Goldman Sachs Asset Management,        --
                                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Multi-Strategy           Advisor   Goldman Sachs Asset Management,        --
   Alternatives Portfolio                  Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Small Cap Equity         Service   Goldman Sachs Asset Management,        --
   Insights Fund                           Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic Income         Advisor   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Strategic                Service   Goldman Sachs Asset Management         --
   International Equity Fund               Shares    International

----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights     Service   Goldman Sachs Asset Management,        --
   Fund                                    Shares    LP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund     Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund      Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Growth Opportunities HLS          Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund               Class IB  Hartford Funds Management              Wellington Management Company,
                                                     Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                    Class IB  Hartford Funds Management              Hartford Investment Management
                                                     Company, LLC                           Company

----------------------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS   Class IB  Hartford Funds Management              Wellington Management Company,
   Fund                                              Company, LLC                           LLP

----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-111

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                                CLASS             INVESTMENT ADVISER                        SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
Hartford Portfolio Diversifier HLS Fund     Class IB   Hartford Funds Management            Hartford Investment Management
                                                       Company, LLC                         Company

---------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund         Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
Hartford Value HLS Fund                     Class IB   Hartford Funds Management            Wellington Management Company,
                                                       Company, LLC                         LLP

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Balanced Risk Allocation Fund  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund                  Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund               Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income Fund         Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Global Real Estate             Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Government Money Market        Series I   Invesco Advisers, Inc.               --
   Fund                                     Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund      Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund       Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. Small Cap Equity Fund          Series II  Invesco Advisers, Inc.               --
                                            Shares

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Advantus Real Estate Securities     VIT        Waddell & Reed Investment            Advantus Capital Management, Inc.
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Asset Strategy                      VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Core Equity                         VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP International Core Equity           VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Ivy VIP Value                               VIT        Waddell & Reed Investment            --
                                                       Management Co.

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Bond-Debenture Portfolio        Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity              Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities            Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Mid Cap Stock Portfolio         Class VC   Lord, Abbett & Co. LLC               --

---------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Short Duration Income           Class VC   Lord, Abbett & Co. LLC               --
   Portfolio

---------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Core Equity         Service    MFS Investment Management            --
   Portfolio                                Class

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-112

   ----------------------------------------------------------------------------



UNDERLYING FUND                                   CLASS               INVESTMENT ADVISER                           SUB-ADVISER
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Blended Research Small Cap              Service      MFS Investment Management               --
   Equity Portfolio                            Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Global Real Estate Portfolio            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Growth Series                           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) International Value Portfolio           Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Investors Trust Series                  Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Growth Series                   Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Mid Cap Value Portfolio                 Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) New Discovery Series                    Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Research International Portfolio        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Total Return Bond Series                Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Utilities Series                        Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
MFS(R) Value Series                            Service      MFS Investment Management               --
                                               Class

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Discovery Mid Cap                  Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Growth Fund/VA                              Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA                     Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
                                               Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Multi-Alternatives          Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth               Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund/VA                                     Shares

------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap              Service      OFI Global Asset Management, Inc.       OppenheimerFunds, Inc.
   Fund(R)/VA                                  Shares

------------------------------------------------------------------------------------------------------------------------------
PIMCO All Asset Portfolio                      Advisor      Pacific Investment Management           Research Affiliates, LLC
                                               Class        Company LLC

------------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(R)                   Advisor      PIMCO                                   --
   Strategy Portfolio                          Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond                    Advisor      PIMCO                                   --
   Portfolio                                   Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Foreign Bond Portfolio (U.S.             Advisor      PIMCO                                   --
   Dollar-Hedged)                              Class

------------------------------------------------------------------------------------------------------------------------------
PIMCO Global Multi-Asset Managed               Advisor      PIMCO                                   --
   Allocation Portfolio                        Class

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-113

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



UNDERLYING FUND                              CLASS            INVESTMENT ADVISER                         SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
PIMCO High Yield Portfolio                Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio               Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO StocksPLUS(R) Global Portfolio      Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio              Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
PIMCO Unconstrained Bond Portfolio        Advisor   PIMCO                                 --
                                          Class

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Absolute Return 500 Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government             Class IB  Putnam Investment Management,         Putnam Investments Limited
   Income Fund                                      LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund              Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund    Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund       Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund                     Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT International Value Fund        Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund                  Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund            Class IB  Putnam Investment Management,         Putnam Investments Limited
                                                    LLC

---------------------------------------------------------------------------------------------------------------------------------
Rational Dividend Capture VA Fund         --        Huntington Asset Advisors, Inc.       --

---------------------------------------------------------------------------------------------------------------------------------
Rational Insider Buying VA Fund           --        Huntington Asset Advisors, Inc.       --

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Balanced ETF         Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Growth ETF           Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   Portfolio                                                                              LLC

---------------------------------------------------------------------------------------------------------------------------------
TOPS(R) Managed Risk Moderate Growth      Class 3   ValMark Advisers, Inc.                Milliman Financial Risk Management,
   ETF Portfolio                                                                          LLC

---------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                   SA-114

   ----------------------------------------------------------------------------




     In 2017 the following Sub-Accounts were renamed:


DATE                                          NEW NAME                                                OLD NAME
--------------------   -------------------------------------------------------   ---------------------------------------------------
April 28, 2017......   Ivy VIP Advantus Real Estate Securities                   Ivy VIP Real Estate Securities
May 1, 2017.........   Rational Dividend Capture VA Fund                         Catalyst Dividend Capture VA Fund
May 1, 2017.........   Rational Insider Buying VA Fund                           Catalyst Insider Buying VA Fund


     In 2017 five additional investment options were made available under the Separate Account. The Sub-Account will invest exclusively in shares of the following Underlying Funds:


DATE                   NEW INVESTMENTS
------------           ------------------------------------
May 1, 2017            DFA VA Global Bond Portfolio
May 1, 2017            DFA VA International Value Portfolio
May 1, 2017            DFA VA US Large Value Portfolio
May 1, 2017            DFA VA US Targeted Value Portfolio
May 1, 2017            PIMCO High Yield Portfolio




2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

ESTIMATES

     The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

SUBSEQUENT EVENTS

     For the year ended December 31, 2017, Forethought evaluated subsequent events through March 29, 2018; the issuance date of the financial statements. No subsequent events required disclosure.

INVESTMENTS

     Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share ("NAV") of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain
     (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

FINANCIAL INSTRUMENTS

     The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

     U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

     - LEVEL 1 -- Inputs are adjusted quoted prices in active markets to which Forethought had access at the measurement date for identical, unrestricted assets or liabilities.

     - LEVEL 2 -- Inputs to valuation techniques are observable either directly or indirectly.

     - LEVEL 3 -- One or more inputs to valuation techniques are both significant and unobservable.

     The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level


--------------------------------------------------------------------------------
                                   SA-115

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


      of observable activity to support classification of the fair value measurement as level 1.

ANNUITIZED CONTRACTS

      Net assets allocated to Contracts in the payout phase ("Payout Reserves") involving life contingencies are computed according to the 2012 IAR mortality tables. The assumed investment return is 4.0 percent. The mortality risk is fully borne by Forethought and may result in greater amounts being transferred into the Separate Account by Forethought to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Forethought.

STATEMENTS OF CHANGES IN NET ASSETS

      Contract owners may allocate their Contract values to variable investment options in the Separate Account and the Fixed Account. The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate.

      Net purchase payments represent payments under the Contracts (excluding amounts allocated to the Fixed Account) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

FEDERAL INCOME TAXES

      The operations of the Separate Account are included in the federal income tax return of Forethought, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Forethought does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Forethought will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2017.

DIVERSIFICATION REQUIREMENT

      Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. Forethought believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.


3.    EXPENSES AND RELATED PARTY TRANSACTIONS

      Forethought assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by Forethought is that annuitants may live for a longer time than anticipated, and that Forethought therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, Forethought will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Forethought.

SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   --------
FORERETIREMENT
Mortality and Expense
  Risk Charge................   0.45%      1.35%     0.80%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.05%     2.00%


--------------------------------------------------------------------------------
                                   SA-116

   ----------------------------------------------------------------------------


SEPARATE ACCOUNT ANNUAL
EXPENSES (AS A PERCENTAGE
OF AVERAGE DAILY CONTRACT
VALUE EXCLUDING FIXED
ACCUMULATION FEATURE
AND PERSONAL PENSION
ACCOUNT INVESTMENTS)            B SHARE   C SHARE   L SHARE    I SHARE
-----------------------------  --------  --------  --------   --------
FORERETIREMENT II
Mortality and Expense
  Risk Charge................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT III
Mortality and Expense Risk
  Charge.....................   0.45%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     2.10%

FORERETIREMENT IV
Mortality and Expense Risk
  Charge.....................   0.45%      1.45%     0.10%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   0.50%      None      None       N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.65%      2.15%     0.80%

FOREFOUNDATION
Mortality and Expense Risk
  Charge.....................   0.80%      1.45%     0.90%      N/A
Administrative Charge........   0.20%      0.20%     0.20%      N/A
Premium Based Charge.........   None       None      0.50%      N/A
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%     0.50%      N/A
Total Separate Account
  Annual Expenses............   1.50%      2.15%     2.10%

FOREINVESTORS CHOICE
Mortality and Expense Risk
  Charge.....................   0.80%      0.95%      N/A      0.10%
Administrative Charge........   0.20%      0.20%      N/A      0.20%
Premium Based Charge.........   None       None       N/A      None
Maximum Fund Facilitation
  Fee (1)....................   0.50%      0.50%      N/A      0.50%
Total Separate Account
  Annual Expenses............   1.50%      1.65%               0.80%


(1)   Fee is applied daily to amounts invested in the following Sub-Accounts:

      American Funds Managed Risk Asset Allocation Fund

      BlackRock High Yield V.I. Fund

      BlackRock U.S. Government Bond V.I. Fund

      Calvert VP Investment Grade Bond Index Portfolio

      Calvert VP NASDAQ 100 Index Portfolio

      DFA VA Global Bond Portfolio

      DFA VA International Value Portfolio

      DFA VA US Large Value Portfolio

      DFA VA US Targeted Value Portfolio

      FT VIP Franklin Global Real Estate VIP Fund

      Global Atlantic Franklin Dividend and Income Managed Risk  Portfolio

      Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

      Global Atlantic Growth Managed Risk Portfolio

      Global Atlantic PIMCO Tactical Allocation Portfolio

      Global Atlantic Select Advisor Managed Risk Portfolio

      Goldman Sachs VIT Core Fixed Income Fund

      Hartford Capital Appreciation HLS Fund

      Hartford Index HLS Fund

      Hartford Total Return Bond HLS Fund

      Invesco V.I. Government Money Market Fund

      MFS(R) Total Return Bond Series

      PIMCO CommodityRealReturn Strategy Portfolio

      PIMCO Real Return Portfolio

      PIMCO Total Return Portfolio

      TOPS(R) Managed Risk Balanced ETF Portfolio

      TOPS(R) Managed Risk Growth ETF Portfolio

      TOPS(R) Managed Risk Moderate Growth ETF Portfolio

      Global Atlantic Investment Advisors, LLC (GAIA) is the investment adviser to the Forethought Variable Insurance Trust (FVIT). GAIA, an affiliate of Forethought, is a wholly-owned indirect subsidiary of GAFG. During the year ended December 31, 2017, management fees of the underlying FVIT funds were paid directly by the funds to GAIA in its capacity as investment manager of the FVIT funds.

      The FVIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.36% to 0.90% of the applicable fund's average daily net assets. In addition, according to the Plan of Distribution


--------------------------------------------------------------------------------
                                   SA-117

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------


     and Service pursuant to Rule 12b-1 under the 1940 Act, Class II shares of each FVIT fund paid a fee equal to an annual rate of 0.25% of the fund's average daily net assets. Class I shares paid no 12b-1 fee.

     The Goldman Sachs Group, Inc. ("Goldman Sachs") owns approximately 22% of the outstanding ordinary shares of GAFG, and other investors, none of whom own more than 9.9%, own the remaining approximately 78% of the outstanding ordinary shares.

     Goldman Sachs Asset Management ("GSAM'), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2017, management fees of the underlying Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager of the Goldman Sachs VIT funds.

     The Goldman Sachs VIT funds' advisory agreement provides for each fund to pay a fee equal to an annual rate ranging from 0.15% to 1.00% of the fund's average daily net assets. In addition, according to the Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each Goldman Sachs VIT fund was contracted to pay a fee equal to an annual rate ranging from 0.15% to 0.25% of the fund's average daily net assets. GSAM has the right to fully or partially waive these advisory and 12b-1 fees.




4.   CHANGES IN UNITS OUTSTANDING

     The changes in units outstanding were as follows:


                                                                   2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
AB VPS Global Bond Portfolio..................       27,392             --        27,392           248             --           248
AB VPS Growth and Income Portfolio............        1,592            (25)        1,567           393             (1)          392
AB VPS Real Estate Investment Portfolio.......       30,758         (1,971)       28,787         1,719             (5)        1,714
American Century VP Capital Appreciation
  Fund........................................            7            (63)          (56)        4,927         (3,390)        1,537
American Century VP Growth Fund...............       17,275        (47,880)      (30,605)       50,953        (55,227)       (4,274)
American Century VP Income and Growth
  Fund........................................        2,163            (68)        2,095         5,908             --         5,908
American Century VP Mid Cap Value.............       49,199        (17,781)       31,418        83,914        (85,124)       (1,210)
American Century VP Value Fund................       96,242        (46,472)       49,770       126,103        (94,362)       31,741
American Funds Asset Allocation Fund..........       75,365        (30,057)       45,308       110,106        (31,926)       78,180
American Funds Blue Chip Income and
  Growth......................................      180,851       (124,887)       55,964       154,707        (65,770)       88,937
American Funds Bond Fund......................       40,993           (151)       40,842        47,253        (33,742)       13,511
American Funds Capital Income Builder.........      160,076        (23,018)      137,058        38,860        (13,940)       24,920
American Funds Global Growth and Income
  Fund........................................      133,528        (55,731)       77,797        81,684        (28,027)       53,657
American Funds Global Growth Fund.............      110,325         (4,438)      105,887         2,779             (2)        2,777
American Funds Growth Fund....................      339,784       (158,578)      181,206       202,824       (194,837)        7,987
American Funds Growth-Income..................       80,320       (204,278)     (123,958)      273,354       (115,238)      158,116
American Funds International Fund.............       58,902        (44,059)       14,843        50,100        (59,767)       (9,667)
American Funds Managed Risk Asset Allocation
  Fund........................................    6,708,282     (4,412,797)    2,295,485    13,516,089     (6,932,823)    6,583,266
American Funds New World Fund.................       71,663        (18,742)       52,921        24,098        (19,364)        4,734
BlackRock Basic Value V.I. Fund...............          240         (3,784)       (3,544)       15,313        (10,744)        4,569
BlackRock Capital Appreciation V.I. Fund......       26,659        (43,139)      (16,480)      102,213        (60,433)       41,780
BlackRock Equity Dividend V.I. Fund...........       56,510        (20,516)       35,994        55,359        (40,523)       14,836
BlackRock Global Allocation V.I. Fund.........      137,218        (34,331)      102,887        86,176       (144,083)      (57,907)
BlackRock High Yield V.I. Fund................       37,471        (27,073)       10,398        42,827        (66,104)      (23,277)


--------------------------------------------------------------------------------
                                   SA-118

   ----------------------------------------------------------------------------



                                                                   2017
                                                  ----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ----------    ------------  ------------
BlackRock S&P 500 Index V.I. Fund...............     402,644       (347,232)       55,412
BlackRock Total Return V.I. Fund................     131,461        (96,471)       34,990
BlackRock U.S. Government Bond V.I. Fund........       6,292        (12,797)       (6,505)
Calvert VP EAFE International Index Portfolio...      64,433         (1,621)       62,812
Calvert VP Investment Grade Bond Index
  Portfolio.....................................      38,279           (579)       37,700
Calvert VP Nasdaq 100 Index Portfolio...........     133,010        (85,232)       47,778
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................      94,524         (2,784)       91,740
Calvert VP S&P MidCap 400 Index Portfolio.......      43,876         (4,573)       39,303
DFA VA Global Bond Portfolio (b)................     263,514             --       263,514
DFA VA International Value Portfolio (b)........     233,224             --       233,224
DFA VA US Large Value Portfolio (b).............     132,437             --       132,437
DFA VA US Targeted Value Portfolio (b)..........     266,803             --       266,803
FT VIP Franklin Global Real Estate VIP Fund.....       6,561           (204)        6,357
FT VIP Franklin Income VIP Fund.................      37,734        (21,102)       16,632
FT VIP Franklin Mutual Global Discovery VIP
  Fund..........................................       4,211           (193)        4,018
FT VIP Franklin Mutual Shares VIP Fund..........      14,854        (37,822)      (22,968)
FT VIP Franklin Rising Dividends VIP Fund.......      81,531        (41,274)       40,257
FT VIP Franklin Small Cap Value VIP Fund........      42,165        (18,394)       23,771
FT VIP Franklin Strategic Income VIP Fund.......      63,937        (16,789)       47,148
FT VIP Templeton Foreign Securities Fund........      29,857        (40,669)      (10,812)
FT VIP Templeton Global Bond Securities Fund....      86,040        (29,286)       56,754
FT VIP Templeton Growth Securities Fund.........       5,341        (23,763)      (18,422)
Global Atlantic American Funds Managed Risk
  Portfolio.....................................   1,696,441     (2,150,811)     (454,370)
Global Atlantic Balanced Managed Risk Portfolio.     564,869     (1,974,956)   (1,410,087)
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio........................   1,449,325     (3,423,468)   (1,974,143)
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio........................   5,255,266     (2,454,966)    2,800,300
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio..........................     460,354       (319,792)      140,562
Global Atlantic Growth Managed Risk Portfolio...   2,003,524     (6,865,047)   (4,861,523)
Global Atlantic Moderate Growth Managed Risk
  Portfolio.....................................     956,566     (1,681,920)     (725,354)
Global Atlantic Motif Aging of America Portfolio         414             (3)          411
Global Atlantic Motif Technological Innovations
  Portfolio.....................................         589             (4)          585
Global Atlantic PIMCO Tactical Allocation
  Portfolio.....................................     458,340       (255,615)      202,725
Global Atlantic Select Advisor Managed Risk
  Portfolio.....................................     619,424     (1,106,682)     (487,258)
Global Atlantic Wellington Research Managed
  Risk Portfolio................................   4,232,453     (3,422,105)      810,348
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio..........................          50             (5)           45


                                                                   2016
                                                  -----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------   ------------  ------------
BlackRock S&P 500 Index V.I. Fund...............      106,207        (78,755)       27,452
BlackRock Total Return V.I. Fund................      135,038        (37,403)       97,635
BlackRock U.S. Government Bond V.I. Fund........       68,295        (75,303)       (7,008)
Calvert VP EAFE International Index Portfolio...        2,518             (5)        2,513
Calvert VP Investment Grade Bond Index
  Portfolio.....................................       12,789         (2,294)       10,495
Calvert VP Nasdaq 100 Index Portfolio...........      125,973        (33,007)       92,966
Calvert VP Russell 2000 Small Cap Index
  Portfolio.....................................       12,716            (75)       12,641
Calvert VP S&P MidCap 400 Index Portfolio.......       15,942         (1,206)       14,736
DFA VA Global Bond Portfolio (b)................           --             --            --
DFA VA International Value Portfolio (b)........           --             --            --
DFA VA US Large Value Portfolio (b).............           --             --            --
DFA VA US Targeted Value Portfolio (b)..........           --             --            --
FT VIP Franklin Global Real Estate VIP Fund.....           --             --            --
FT VIP Franklin Income VIP Fund.................       37,420        (21,795)       15,625
FT VIP Franklin Mutual Global Discovery VIP
  Fund..........................................        3,445         (3,411)           34
FT VIP Franklin Mutual Shares VIP Fund..........       24,180        (58,825)      (34,645)
FT VIP Franklin Rising Dividends VIP Fund.......       63,011        (52,365)       10,646
FT VIP Franklin Small Cap Value VIP Fund........       43,880        (28,404)       15,476
FT VIP Franklin Strategic Income VIP Fund.......       25,760        (59,952)      (34,192)
FT VIP Templeton Foreign Securities Fund........       19,536        (21,108)       (1,572)
FT VIP Templeton Global Bond Securities Fund....       48,104        (54,577)       (6,473)
FT VIP Templeton Growth Securities Fund.........       27,469        (53,862)      (26,393)
Global Atlantic American Funds Managed Risk
  Portfolio.....................................    5,540,917     (3,772,558)    1,768,359
Global Atlantic Balanced Managed Risk Portfolio.    3,471,771     (1,918,207)    1,553,564
Global Atlantic BlackRock Global Allocation
  Managed Risk Portfolio........................    6,038,838     (5,615,436)      423,402
Global Atlantic Franklin Dividend and Income
  Managed Risk Portfolio........................    9,276,016     (3,404,350)    5,871,666
Global Atlantic Goldman Sachs Dynamic Trends
  Allocation Portfolio..........................    1,947,868       (541,394)    1,406,474
Global Atlantic Growth Managed Risk Portfolio...    9,744,196     (9,583,647)      160,549
Global Atlantic Moderate Growth Managed Risk
  Portfolio.....................................    3,494,996     (2,368,636)    1,126,360
Global Atlantic Motif Aging of America Portfolio           --             --            --
Global Atlantic Motif Technological Innovations
  Portfolio.....................................           --             --            --
Global Atlantic PIMCO Tactical Allocation
  Portfolio.....................................    1,577,055       (460,892)    1,116,163
Global Atlantic Select Advisor Managed Risk
  Portfolio.....................................    1,985,133     (1,909,371)       75,762
Global Atlantic Wellington Research Managed
  Risk Portfolio................................   12,126,344     (5,527,712)    6,598,632
Global Atlantic Wilshire Dynamic Conservative
  Allocation Portfolio..........................        1,059             --         1,059


--------------------------------------------------------------------------------
                                   SA-119

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                    2017
                                                  ----------------------------------------
                                                                                  NET
                                                     UNITS         UNITS       INCREASE
SUB-ACCOUNT                                         ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ----------    ------------  ------------
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio..........................       3,132            (24)        3,108
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio..........................       3,613             --         3,613
Goldman Sachs VIT Core Fixed Income Fund........     206,508       (169,194)       37,314
Goldman Sachs VIT Global Trends Allocation
  Fund..........................................      29,557           (339)       29,218
Goldman Sachs VIT Growth Opportunities Fund.....       1,006            (29)          977
Goldman Sachs VIT High Quality Floating Rate
  Fund..........................................      16,138         (6,401)        9,737
Goldman Sachs VIT Mid Cap Value Fund............      90,977        (50,666)       40,311
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio.....................................         262           (636)         (374)
Goldman Sachs VIT Small Cap Equity Insights
  Fund..........................................      39,301        (30,561)        8,740
Goldman Sachs VIT Strategic Income Fund.........      20,525        (24,324)       (3,799)
Goldman Sachs VIT Strategic International
  Equity Fund...................................      17,714        (10,484)        7,230
Goldman Sachs VIT U.S. Equity Insights Fund.....     181,083       (136,277)       44,806
Hartford Capital Appreciation HLS Fund..........      32,868        (23,865)        9,003
Hartford Dividend and Growth HLS Fund...........      21,771        (35,239)      (13,468)
Hartford Growth Opportunities HLS Fund..........         332         (5,025)       (4,693)
Hartford High Yield HLS Fund....................      41,223         (5,621)       35,602
Hartford Index HLS Fund.........................      15,628        (35,638)      (20,010)
Hartford International Opportunities HLS
  Fund..........................................       1,897        (10,290)       (8,393)
Hartford Portfolio Diversifier HLS Fund.........     372,885       (406,405)      (33,520)
Hartford Total Return Bond HLS Fund.............      71,921        (20,921)       51,000
Hartford Value HLS Fund.........................         342         (4,221)       (3,879)
Invesco V.I. Balanced Risk Allocation Fund......      17,311        (42,840)      (25,529)
Invesco V.I. Comstock Fund......................       5,662             --         5,662
Invesco V.I. Core Equity Fund...................         957        (12,932)      (11,975)
Invesco V.I. Equity and Income Fund.............     242,845       (243,852)       (1,007)
Invesco V.I. Global Real Estate.................      25,895         (5,903)       19,992
Invesco V.I. Government Money Market Fund.......   3,042,185     (2,051,622)      990,563
Invesco V.I. International Growth Fund..........       1,621        (35,945)      (34,324)
Invesco V.I. Mid Cap Core Equity Fund...........      12,343         (4,704)        7,639
Invesco V.I. Small Cap Equity Fund..............       2,071         (6,534)       (4,463)
Ivy VIP Advantus Real Estate Securities (a).....       6,611         (4,271)        2,340
Ivy VIP Core Equity.............................           9            (11)           (2)
Ivy VIP International Core Equity...............     116,165        (64,016)       52,149
Lord Abbett Bond-Debenture Portfolio............     170,650        (48,699)      121,951
Lord Abbett Fundamental Equity Portfolio........      11,656        (18,690)       (7,034)
Lord Abbett Growth Opportunities Portfolio......      15,982         (6,627)        9,355
Lord Abbett Mid Cap Stock Portfolio.............       6,413         (1,261)        5,152
Lord Abbett Short Duration Income Portfolio.....     426,494       (190,161)      236,333
MFS(R) Blended Research Core Equity Portfolio...       5,417        (17,156)      (11,739)


                                                                    2016
                                                  -----------------------------------------
                                                                                   NET
                                                      UNITS         UNITS       INCREASE
SUB-ACCOUNT                                          ISSUED       REDEEMED     (DECREASE)
------------------------------------------------  ------------   ------------  ------------
Global Atlantic Wilshire Dynamic Growth
  Allocation Portfolio..........................       20,170             --        20,170
Global Atlantic Wilshire Dynamic Moderate
  Allocation Portfolio..........................           --             --            --
Goldman Sachs VIT Core Fixed Income Fund........      262,420        (87,941)      174,479
Goldman Sachs VIT Global Trends Allocation
  Fund..........................................        8,951            (27)        8,924
Goldman Sachs VIT Growth Opportunities Fund.....          946             (2)          944
Goldman Sachs VIT High Quality Floating Rate
  Fund..........................................        9,309         (2,208)        7,101
Goldman Sachs VIT Mid Cap Value Fund............       50,093        (36,422)       13,671
Goldman Sachs VIT Multi-Strategy Alternatives
  Portfolio.....................................           11        (10,315)      (10,304)
Goldman Sachs VIT Small Cap Equity Insights
  Fund..........................................        9,988            (26)        9,962
Goldman Sachs VIT Strategic Income Fund.........       65,689        (29,459)       36,230
Goldman Sachs VIT Strategic International
  Equity Fund...................................        1,605            (10)        1,595
Goldman Sachs VIT U.S. Equity Insights Fund.....      181,418        (48,115)      133,303
Hartford Capital Appreciation HLS Fund..........       68,607       (127,426)      (58,819)
Hartford Dividend and Growth HLS Fund...........       54,093        (85,909)      (31,816)
Hartford Growth Opportunities HLS Fund..........        2,186         (7,020)       (4,834)
Hartford High Yield HLS Fund....................       25,057        (33,109)       (8,052)
Hartford Index HLS Fund.........................       26,911        (42,428)      (15,517)
Hartford International Opportunities HLS
  Fund..........................................       31,402        (40,199)       (8,797)
Hartford Portfolio Diversifier HLS Fund.........      657,164       (711,044)      (53,880)
Hartford Total Return Bond HLS Fund.............       95,850        (55,075)       40,775
Hartford Value HLS Fund.........................       35,178        (51,063)      (15,885)
Invesco V.I. Balanced Risk Allocation Fund......       39,247        (30,534)        8,713
Invesco V.I. Comstock Fund......................           --             --            --
Invesco V.I. Core Equity Fund...................       15,172         (7,837)        7,335
Invesco V.I. Equity and Income Fund.............      175,015       (107,959)       67,056
Invesco V.I. Global Real Estate.................       21,211        (12,809)        8,402
Invesco V.I. Government Money Market Fund.......    1,134,249     (1,019,219)      115,030
Invesco V.I. International Growth Fund..........       39,842        (41,844)       (2,002)
Invesco V.I. Mid Cap Core Equity Fund...........        7,029        (10,719)       (3,690)
Invesco V.I. Small Cap Equity Fund..............       18,973        (38,355)      (19,382)
Ivy VIP Advantus Real Estate Securities (a).....          447             (1)          446
Ivy VIP Core Equity.............................          213             --           213
Ivy VIP International Core Equity...............      122,804        (29,213)       93,591
Lord Abbett Bond-Debenture Portfolio............      121,509        (91,328)       30,181
Lord Abbett Fundamental Equity Portfolio........        9,876        (46,007)      (36,131)
Lord Abbett Growth Opportunities Portfolio......       23,019        (35,395)      (12,376)
Lord Abbett Mid Cap Stock Portfolio.............          181             --           181
Lord Abbett Short Duration Income Portfolio.....       72,095         (2,327)       69,768
MFS(R) Blended Research Core Equity Portfolio...       19,308           (135)       19,173


--------------------------------------------------------------------------------
                                   SA-120

   ----------------------------------------------------------------------------



                                                                  2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
MFS(R) Blended Research Small Cap Equity
  Portfolio...................................       12,176         (1,926)       10,250           484             --           484
MFS(R) Global Real Estate Portfolio...........        8,075         (3,703)        4,372         6,938         (2,766)        4,172
MFS(R) Growth Series..........................       64,732        (68,476)       (3,744)      165,337        (80,435)       84,902
MFS(R) International Value Portfolio..........       11,371        (12,962)       (1,591)       64,974        (65,569)         (595)
MFS(R) Investors Trust Series.................        3,439         (4,680)       (1,241)        3,730        (13,624)       (9,894)
MFS(R) Mid Cap Growth Series..................        5,194           (149)        5,045         3,830             (1)        3,829
MFS(R) Mid Cap Value Portfolio................       87,633        (40,471)       47,162        50,953         (8,049)       42,904
MFS(R) New Discovery Series...................       28,745        (13,705)       15,040        21,428        (42,179)      (20,751)
MFS(R) Research International Portfolio.......        1,402             (4)        1,398           431             --           431
MFS(R) Total Return Bond Series...............        2,240            (22)        2,218         5,855             --         5,855
MFS(R) Utilities Series.......................        3,547         (7,363)       (3,816)       17,309         (3,722)       13,587
MFS(R) Value Series...........................        8,599        (27,986)      (19,387)       65,855        (67,157)       (1,302)
Oppenheimer Discovery Mid Cap Growth
  Fund/VA.....................................        5,457           (183)        5,274         1,103             (1)        1,102
Oppenheimer Global Fund/VA....................        2,442         (1,480)          962           278             --           278
Oppenheimer Global Multi-Alternatives
  Fund/VA.....................................          120            (67)           53         1,041             --         1,041
Oppenheimer International Growth Fund/VA......       11,704           (238)       11,466           783             --           783
Oppenheimer Main Street Small Cap
  Fund(R)/VA..................................       10,855         (4,629)        6,226         8,539         (4,074)        4,465
PIMCO All Asset Portfolio.....................        6,474        (15,716)       (9,242)        8,356        (29,165)      (20,809)
PIMCO CommodityRealReturn(R) Strategy
  Portfolio...................................        6,345           (240)        6,105         1,989            (23)        1,966
PIMCO Emerging Markets Bond Portfolio.........       15,115           (271)       14,844         2,191             (6)        2,185
PIMCO Foreign Bond Portfolio (U.S.
  Dollar-Hedged)..............................       40,843        (30,186)       10,657        44,974        (14,421)       30,553
PIMCO Global Multi-Asset Managed Allocation
  Portfolio...................................        2,274             --         2,274            --             --            --
PIMCO High Yield Portfolio (b)................        9,493             --         9,493            --             --            --
PIMCO Real Return Portfolio...................        9,334         (8,112)        1,222         7,552         (3,322)        4,230
PIMCO StocksPLUS(R) Global Portfolio..........          192        (15,688)      (15,496)       22,100        (32,227)      (10,127)
PIMCO Total Return Portfolio..................       81,912        (44,194)       37,718       292,731        (99,549)      193,182
PIMCO Unconstrained Bond Portfolio............        4,002         (2,186)        1,816           528             (2)          526
Putnam VT Absolute Return 500 Fund............        1,082         (2,823)       (1,741)       11,750         (8,927)        2,823
Putnam VT American Government Income
  Fund........................................        1,703           (127)        1,576           529             --           529
Putnam VT Equity Income Fund..................       35,316        (24,465)       10,851        30,182        (30,758)         (576)
Putnam VT Global Asset Allocation Fund........          211             --           211            --             --            --
Putnam VT Growth Opportunities Fund...........       21,660        (19,738)        1,922        95,525         (2,378)       93,147
Putnam VT Income Fund.........................      248,877       (283,821)      (34,944)      303,054       (227,407)       75,647
Putnam VT International Value Fund............        2,102             --         2,102            --             --            --
Putnam VT Investors Fund......................        1,991         (1,269)          722            --             --            --
Putnam VT Small Cap Value Fund................       17,291         (1,793)       15,498         1,116            (30)        1,086
Rational Dividend Capture VA Fund (a).........        3,763         (8,207)       (4,444)        7,241        (11,459)       (4,218)
Rational Insider Buying VA Fund (a)...........            7         (1,319)       (1,312)           77           (209)         (132)
TOPS(R) Managed Risk Balanced ETF Portfolio...       23,865       (633,014)     (609,149)      155,864       (662,784)     (506,920)


--------------------------------------------------------------------------------
                                   SA-121

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                                                   2017                                      2016
                                                 ----------------------------------------  -----------------------------------------
                                                                                 NET                                        NET
                                                    UNITS         UNITS       INCREASE         UNITS         UNITS       INCREASE
SUB-ACCOUNT                                        ISSUED       REDEEMED     (DECREASE)       ISSUED       REDEEMED     (DECREASE)
----------------------------------------------   ----------    ------------  ------------  ------------   ------------  ------------
TOPS(R) Managed Risk Growth ETF Portfolio.....       98,368     (1,747,762)   (1,649,394)      405,213     (2,417,253)   (2,012,040)
TOPS(R) Managed Risk Moderate Growth ETF
  Portfolio...................................       41,618     (1,405,120)   (1,363,502)      335,965     (1,527,561)   (1,191,596)

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.



5.    PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2017 were as follows:


INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
AB VPS Global Bond Portfolio..................................................................       $      294,602   $        2,528
AB VPS Growth and Income Portfolio............................................................               20,086              387
AB VPS Real Estate Investment Portfolio.......................................................              334,699            3,118
American Century VP Capital Appreciation Fund.................................................                6,003            1,063
American Century VP Growth Fund...............................................................              693,431          815,154
American Century VP Income and Growth Fund....................................................               30,705            1,555
American Century VP Mid Cap Value.............................................................              757,701          303,519
American Century VP Value Fund................................................................              880,390          264,051
American Funds Asset Allocation Fund..........................................................              892,121          315,286
American Funds Blue Chip Income and Growth....................................................            1,202,569          433,971
American Funds Bond Fund......................................................................              436,660            5,111
American Funds Capital Income Builder.........................................................            1,784,836          263,627
American Funds Global Growth and Income Fund..................................................            1,796,969          716,500
American Funds Global Growth Fund.............................................................            1,295,395           57,614
American Funds Growth Fund....................................................................            5,659,394        2,448,719
American Funds Growth-Income..................................................................            1,655,942        2,924,248
American Funds International Fund.............................................................              754,843          571,099
American Funds Managed Risk Asset Allocation Fund.............................................           82,009,507       52,202,532
American Funds New World Fund.................................................................              743,317          160,784
BlackRock Basic Value V.I. Fund...............................................................                3,863           42,502
BlackRock Capital Appreciation V.I. Fund......................................................              535,900          602,191
BlackRock Equity Dividend V.I. Fund...........................................................              897,599          318,233
BlackRock Global Allocation V.I. Fund.........................................................            1,594,169          406,516
BlackRock High Yield V.I. Fund................................................................              317,949          153,023
BlackRock S&P 500 Index V.I. Fund.............................................................            1,523,379          795,124
BlackRock Total Return V.I. Fund..............................................................              576,771          203,389
BlackRock U.S. Government Bond V.I. Fund......................................................               35,512          100,716
Calvert VP EAFE International Index Portfolio.................................................              701,715           22,607
Calvert VP Investment Grade Bond Index Portfolio..............................................              405,639            8,227
Calvert VP Nasdaq 100 Index Portfolio.........................................................              851,102          242,200
Calvert VP Russell 2000 Small Cap Index Portfolio.............................................            1,205,472           42,003
Calvert VP S&P MidCap 400 Index Portfolio.....................................................              539,148           36,563
DFA VA Global Bond Portfolio (b)..............................................................            2,697,693           13,970
DFA VA International Value Portfolio (b)......................................................            2,527,963           13,939
DFA VA US Large Value Portfolio (b)...........................................................            1,414,476            7,433


--------------------------------------------------------------------------------
                                   SA-122

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
DFA VA US Targeted Value Portfolio (b)........................................................       $    2,745,271   $       14,770
FT VIP Franklin Global Real Estate VIP Fund...................................................               72,530            2,732
FT VIP Franklin Income VIP Fund...............................................................              461,593          176,562
FT VIP Franklin Mutual Global Discovery VIP Fund..............................................               53,155            2,801
FT VIP Franklin Mutual Shares VIP Fund........................................................              272,060          454,543
FT VIP Franklin Rising Dividends VIP Fund.....................................................            1,059,434          509,324
FT VIP Franklin Small Cap Value VIP Fund......................................................              675,122          282,206
FT VIP Franklin Strategic Income VIP Fund.....................................................              678,299          185,084
FT VIP Templeton Foreign Securities Fund......................................................              300,018          415,713
FT VIP Templeton Global Bond Securities Fund..................................................              849,401          285,390
FT VIP Templeton Growth Securities Fund.......................................................               78,212          315,641
Global Atlantic American Funds Managed Risk Portfolio.........................................           19,962,830       24,330,067
Global Atlantic Balanced Managed Risk Portfolio...............................................            6,907,514       21,653,020
Global Atlantic BlackRock Global Allocation Managed Risk Portfolio............................           14,733,112       34,474,442
Global Atlantic Franklin Dividend and Income Managed Risk Portfolio...........................           54,816,252       25,159,810
Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio.............................            4,445,523        3,049,347
Global Atlantic Growth Managed Risk Portfolio.................................................           23,314,132       71,322,396
Global Atlantic Moderate Growth Managed Risk Portfolio........................................           11,713,267       19,225,667
Global Atlantic Motif Aging of America Portfolio..............................................                5,089               52
Global Atlantic Motif Technological Innovations Portfolio.....................................                7,646               75
Global Atlantic PIMCO Tactical Allocation Portfolio...........................................            4,724,031        2,684,330
Global Atlantic Select Advisor Managed Risk Portfolio.........................................            6,929,529       12,154,777
Global Atlantic Wellington Research Managed Risk Portfolio....................................           43,559,737       36,816,097
Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio............................                  869              126
Global Atlantic Wilshire Dynamic Growth Allocation Portfolio..................................               35,544            2,723
Global Atlantic Wilshire Dynamic Moderate Allocation Portfolio................................               40,839              106
Goldman Sachs VIT Core Fixed Income Fund......................................................              769,370          357,029
Goldman Sachs VIT Global Trends Allocation Fund...............................................              324,268            6,573
Goldman Sachs VIT Growth Opportunities Fund...................................................               14,421              496
Goldman Sachs VIT High Quality Floating Rate Fund.............................................              163,190           65,385
Goldman Sachs VIT Mid Cap Value Fund..........................................................              606,927          126,357
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio.......................................                4,793            7,208
Goldman Sachs VIT Small Cap Equity Insights Fund..............................................              294,490          165,567
Goldman Sachs VIT Strategic Income Fund.......................................................              205,361          241,284
Goldman Sachs VIT Strategic International Equity Fund.........................................              185,664          118,245
Goldman Sachs VIT U.S. Equity Insights Fund...................................................            1,142,974          366,945
Hartford Capital Appreciation HLS Fund........................................................              602,055          360,975
Hartford Dividend and Growth HLS Fund.........................................................              517,733          532,724
Hartford Growth Opportunities HLS Fund........................................................                7,743           80,586
Hartford High Yield HLS Fund..................................................................              487,102           68,692
Hartford Index HLS Fund.......................................................................              368,060          623,986
Hartford International Opportunities HLS Fund.................................................               32,160          135,585
Hartford Portfolio Diversifier HLS Fund.......................................................            3,099,860        3,304,115
Hartford Total Return Bond HLS Fund...........................................................              821,784          243,636
Hartford Value HLS Fund.......................................................................               36,337           67,498
Invesco V.I. Balanced Risk Allocation Fund....................................................              355,822          471,362
Invesco V.I. Comstock Fund....................................................................               70,147              337
Invesco V.I. Core Equity Fund.................................................................               61,343          189,867
Invesco V.I. Equity and Income Fund...........................................................              897,291          898,722


--------------------------------------------------------------------------------
                                   SA-123

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
Invesco V.I. Global Real Estate...............................................................       $      274,008   $       60,002
Invesco V.I. Government Money Market Fund.....................................................           29,932,509       20,225,201
Invesco V.I. International Growth Fund........................................................               40,531          442,988
Invesco V.I. Mid Cap Core Equity Fund.........................................................              162,834           66,488
Invesco V.I. Small Cap Equity Fund............................................................               74,887           96,606
Ivy VIP Advantus Real Estate Securities (a)...................................................               50,297           23,802
Ivy VIP Core Equity...........................................................................                  206              147
Ivy VIP International Core Equity.............................................................              676,413           95,658
Lord Abbett Bond-Debenture Portfolio..........................................................            1,782,048          257,015
Lord Abbett Fundamental Equity Portfolio......................................................              317,032          299,634
Lord Abbett Growth Opportunities Portfolio....................................................              218,594           95,388
Lord Abbett Mid Cap Stock Portfolio...........................................................               82,069           15,058
Lord Abbett Short Duration Income Portfolio...................................................            3,186,276          672,945
MFS(R) Blended Research Core Equity Portfolio.................................................               18,891          149,626
MFS(R) Blended Research Small Cap Equity Portfolio............................................              152,241           22,523
MFS(R) Global Real Estate Portfolio...........................................................               78,003           20,017
MFS(R) Growth Series..........................................................................              944,521          926,636
MFS(R) International Value Portfolio..........................................................              164,954          186,608
MFS(R) Investors Trust Series.................................................................               76,862           79,718
MFS(R) Mid Cap Growth Series..................................................................               66,877            2,538
MFS(R) Mid Cap Value Portfolio................................................................              740,114          159,515
MFS(R) New Discovery Series...................................................................              354,066          186,007
MFS(R) Research International Portfolio.......................................................               14,978              208
MFS(R) Total Return Bond Series...............................................................               25,590            1,094
MFS(R) Utilities Series.......................................................................               45,377           79,959
MFS(R) Value Series...........................................................................              258,499          472,454
Oppenheimer Discovery Mid Cap Growth Fund/VA..................................................               68,133            2,551
Oppenheimer Global Fund/VA....................................................................               30,101           18,589
Oppenheimer Global Multi-Alternatives Fund/VA.................................................                1,288              780
Oppenheimer International Growth Fund/VA......................................................              129,482            3,438
Oppenheimer Main Street Small Cap Fund(R)/VA..................................................              116,696           35,386
PIMCO All Asset Portfolio.....................................................................               97,063          167,590
PIMCO CommodityRealReturn(R) Strategy Portfolio...............................................               73,925            3,235
PIMCO Emerging Markets Bond Portfolio.........................................................              181,172            4,200
PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged).............................................              205,651           76,919
PIMCO Global Multi-Asset Managed Allocation Portfolio.........................................               25,423               86
PIMCO High Yield Portfolio (b)................................................................               98,508              197
PIMCO Real Return Portfolio...................................................................               99,005           85,824
PIMCO StocksPLUS(R) Global Portfolio..........................................................               34,290          199,522
PIMCO Total Return Portfolio..................................................................              909,348          479,140
PIMCO Unconstrained Bond Portfolio............................................................               42,469           23,637
Putnam VT Absolute Return 500 Fund............................................................                5,153           22,767
Putnam VT American Government Income Fund.....................................................               17,228            1,394
Putnam VT Equity Income Fund..................................................................              528,369          349,695
Putnam VT Global Asset Allocation Fund........................................................                2,500                1
Putnam VT Growth Opportunities Fund...........................................................              270,697          241,186
Putnam VT Income Fund.........................................................................              851,364        1,142,886
Putnam VT International Value Fund............................................................               25,000               61
Putnam VT Investors Fund......................................................................               24,337           14,684
Putnam VT Small Cap Value Fund................................................................              217,160           23,011


--------------------------------------------------------------------------------
                                   SA-124

   ----------------------------------------------------------------------------



INVESTMENT PORTFOLIOS                                                                                   PURCHASES          SALES
----------------------------------------------------------------------------------------------       --------------   --------------
Rational Dividend Capture VA Fund (a).........................................................       $       65,885   $      107,350
Rational Insider Buying VA Fund (a)...........................................................                   89           17,472
TOPS(R) Managed Risk Balanced ETF Portfolio...................................................              885,979        7,363,375
TOPS(R) Managed Risk Growth ETF Portfolio.....................................................            2,737,987       20,723,423
TOPS(R) Managed Risk Moderate Growth ETF Portfolio............................................            1,691,466       16,705,664

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.


6     FINANCIAL HIGHLIGHTS

      The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in
      Note 3.

      Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:


                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AB VPS GLOBAL BOND PORTFOLIO
   2017              27,765    10.51      10.54           291,934       4.65        1.00          1.15           1.35         1.44
   2016                 373    10.39      10.39             3,871       3.05        1.00          1.00           4.11         4.11
   2015                 125     9.98       9.98             1,247        N/A        1.00          1.00          (0.20)       (0.20)

AB VPS GROWTH AND INCOME PORTFOLIO
   2017               1,959    12.91      12.91            25,302       0.69        1.00          1.00          17.36        17.36
   2016                 392    11.00      11.00             4,313       0.80        1.00          1.00          10.00        10.00
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

AB VPS REAL ESTATE INVESTMENT PORTFOLIO
   2017              30,501    11.59      11.63           353,784       1.85        1.00          1.15           5.17         5.34
   2016               1,714    11.02      11.04            18,907       2.04        1.00          1.15           6.17         6.26
   2015                  --    10.38      10.39                --        N/A         N/A           N/A            N/A          N/A

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND
   2017               4,070    12.33      12.51            50,836        N/A        0.65          1.00          20.53        20.87
   2016               4,126    10.23      10.35            42,656        N/A        0.65          1.00           1.99         3.50
   2015               2,589    10.03      10.03            25,963        N/A        1.00          1.15           0.30         0.30

AMERICAN CENTURY VP GROWTH FUND
   2017             179,703    18.13      18.94         3,112,109       0.69        0.65          1.55          28.22        29.37
   2016             210,308    14.14      14.64         2,874,256        N/A        0.65          1.55           2.61         3.54
   2015             214,582    13.78      14.14         2,872,637       0.32        0.65          1.55           2.99         3.89
   2014             220,847    10.86      13.61         2,932,287       0.00        1.00          1.65           8.60        10.29
   2013             187,780    12.24      12.34         2,311,969       0.47        1.15          1.55          22.40        23.40

AMERICAN CENTURY VP INCOME AND GROWTH FUND
   2017               8,003    13.33      13.33           106,677       2.15        1.00          1.00          19.12        19.12
   2016               5,908    11.19      11.19            66,120       3.55        1.00          1.00          12.01        12.01
   2015                  --     9.99       9.99                --        N/A         N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-125

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AMERICAN CENTURY VP MID CAP VALUE
   2017             187,281    14.21      18.62         2,880,492       1.42        0.65          1.65           9.65        10.77
   2016             155,863    12.96      16.81         2,227,335       1.55        0.65          1.65          20.78        21.90
   2015             157,073    10.73      13.79         1,865,496       1.49        0.65          1.65          (3.25)       (2.20)
   2014             105,717    11.09      14.10         1,368,132       0.01        1.00          1.65          10.90        15.48
   2013              49,748    12.11      12.21           605,980       0.88        1.15          1.55          21.10        22.10

AMERICAN CENTURY VP VALUE FUND
   2017             183,995    12.86      16.96         2,512,511       1.56        0.65          1.65           6.81         7.89
   2016             134,225    12.04      15.72         1,737,112       1.64        0.65          1.65          18.27        19.54
   2015             102,484    10.18      13.15         1,201,585       2.01        0.65          1.65          (5.57)       (4.64)
   2014              76,850    10.78      13.79           976,779       0.01        1.00          1.65           7.80        12.11
   2013              46,168    12.20      12.30           567,004       1.11        1.15          1.55          22.00        23.00

AMERICAN FUNDS ASSET ALLOCATION FUND
   2017             123,488    12.22      12.45         1,510,314       1.46        0.30          1.15          14.53        15.60
   2016              78,180    10.67      10.77           834,032       2.15        0.30          1.15           7.89         7.70
   2015                  --     9.89      10.00                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH
   2017             144,901    13.41      13.45         1,947,753       2.03        1.00          1.15          15.40        15.55
   2016              88,937    11.62      11.64         1,035,409       2.75        1.00          1.15          17.14        17.34
   2015                  --     9.92       9.92                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS BOND FUND
   2017              54,353    10.34      10.38           562,900       2.84        1.00          1.15           2.07         2.27
   2016              13,511    10.13      10.15           136,901       2.04        1.00          1.15           1.60         1.81
   2015                  --     9.97       9.97                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS CAPITAL INCOME BUILDER
   2017             161,978    11.32      11.36         1,838,831       2.50        1.00          1.15          11.31        11.59
   2016              24,920    10.17      10.18           253,380       3.98        1.00          1.15           2.62         2.72
   2015                  --     9.91       9.91                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS GLOBAL GROWTH AND INCOME FUND
   2017             264,945    12.83      16.03         3,605,997       2.90        0.65          1.65          23.72        25.04
   2016             187,148    10.37      12.82         2,102,737       2.09        0.65          1.65           5.28         6.30
   2015             133,491     9.85      12.06         1,417,793       2.03        0.65          1.65          (3.15)       (2.19)
   2014             116,526    10.17      12.33         1,316,337       0.05        1.00          1.65           1.70         4.67
   2013              47,361    11.68      11.78           557,228       6.84        1.15          1.55          16.80        17.80

AMERICAN FUNDS GLOBAL GROWTH FUND
   2017             108,664    12.82      13.01         1,411,535       0.91        0.30          1.00          29.76        30.75
   2016               2,777     9.88      10.31            28,041       1.78        0.65          1.00          (0.60)        3.10
   2015                  --     9.94      10.00                --        N/A         N/A           N/A            N/A          N/A

AMERICAN FUNDS GROWTH FUND
   2017             790,929    15.19      13.90        13,017,809       0.46        0.30          1.65          25.85        27.64
   2016             609,723    12.07      10.89         8,285,169       0.59        0.30          1.65           7.48         8.90
   2015             601,736    11.23      14.13         7,755,185       0.83        0.65          1.65           4.86         5.92
   2014             481,615    10.71      13.34         6,162,299       0.01        1.00          1.65           6.58         7.80
   2013             382,095    12.31      12.41         4,732,275       1.35        1.15          1.55          23.10        24.10



--------------------------------------------------------------------------------
                                   SA-126

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
AMERICAN FUNDS GROWTH-INCOME
   2017             502,931    14.01      18.80         7,989,212       1.18        0.65          1.65          20.05        21.29
   2016             626,889    11.67      15.50         8,271,657       1.45        0.65          1.65           9.47        10.56
   2015             468,773    10.66      14.02         5,828,225       1.55        0.65          1.65          (0.47)        0.57
   2014             386,697    10.71      13.94         4,993,263       0.02        1.00          1.65           7.10         9.59
   2013             244,088    12.62      12.72         3,099,118       2.01        1.15          1.55          26.20        27.20

AMERICAN FUNDS INTERNATIONAL FUND
   2017             224,325    13.72      14.34         3,028,169       1.36        0.65          1.55          29.80        31.08
   2016             209,482    10.57      10.94         2,216,423       1.23        0.65          1.55           1.63         2.53
   2015             219,149    10.40      10.67         2,271,058       1.48        0.65          1.55          (6.22)       (5.41)
   2014             199,317     9.55      11.28         2,219,540       0.02        1.00          1.65          (4.50)       (3.51)
   2013             166,946    11.59      11.69         1,947,562       2.24        1.15          1.55          15.90        16.90

AMERICAN FUNDS MANAGED RISK ASSET ALLOCATION FUND
   2017          61,880,609    11.36      14.11       784,134,020       0.77        0.75          1.75          12.81        13.97
   2016          59,585,124    10.07      12.38       666,321,200       1.33        0.75          1.75           5.45         6.45
   2015          53,001,858     9.55      11.63       563,893,102       1.52        0.75          1.75          (4.50)       (1.77)
   2014          43,850,783    10.17      11.84       488,643,425       0.00        1.50          2.15           1.13         2.40
   2013          14,204,755    11.50      11.60       164,362,541       1.68        1.65          2.05          15.00        16.00

AMERICAN FUNDS NEW WORLD FUND
   2017             124,135    11.40      13.27         1,550,939       0.92        0.65          1.65          26.95        28.21
   2016              71,214     8.98      10.35           684,290       0.70        0.65          1.65           3.34         3.50
   2015              66,480     8.69       9.52           605,915       0.56        0.65          1.65          (4.92)       (3.94)
   2014              46,003     9.14       9.91           441,041       0.01        1.00          1.65          (9.56)       (8.00)
   2013              16,491    10.77      10.86           178,106       1.97        1.15          1.55           7.70         8.60

BLACKROCK BASIC VALUE V.I. FUND
   2017               1,025    12.07      12.10            12,375       0.40        1.00          1.15           6.81         6.89
   2016               4,569    11.30      11.32            51,696       3.24        1.00          1.15          16.37        16.58
   2015                  --     9.71       9.71                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK CAPITAL APPRECIATION V.I. FUND
   2017             118,027    14.96      19.29         1,891,420        N/A        0.65          1.65          30.77        32.12
   2016             134,507    11.44      14.60         1,660,787        N/A        0.65          1.65          (1.72)       (0.82)
   2015              92,727    11.64      14.72         1,226,169        N/A        0.65          1.65           4.86         5.98
   2014              72,786    11.10      13.89           979,645       0.00        1.00          1.65           6.89        11.80
   2013              75,993    12.78      12.88           978,157       0.00        1.15          1.55          27.80        28.80

BLACKROCK EQUITY DIVIDEND V.I. FUND
   2017             202,131    13.15      16.87         3,027,608       1.61        0.65          1.15          15.15        15.79
   2016             166,137    12.00      14.57         2,225,948       1.62        0.65          1.10          14.83        15.27
   2015             151,301    10.45      12.64         1,814,066       1.49        0.65          1.10          (1.88)       (1.48)
   2014             120,821    10.62      12.83         1,537,531       0.02        1.00          1.65           6.20         8.36
   2013             141,705    11.74      11.84         1,676,165       1.78        1.15          1.55          17.40        18.40

BLACKROCK GLOBAL ALLOCATION V.I. FUND
   2017             430,767    12.33      12.89         5,158,169       1.39        0.65          1.55          11.99        12.97
   2016             327,880    11.01      11.41         3,534,094       1.21        0.65          1.55           2.23         3.16
   2015             385,787     9.73      11.06         4,027,875       1.11        0.65          1.65          (2.60)       (1.60)
   2014             274,594     9.99      11.24         2,974,296       0.03        1.00          1.65          (0.10)        1.26
   2013             112,624    11.01      11.10         1,248,525       1.97        1.15          1.55          10.10        11.00



--------------------------------------------------------------------------------
                                   SA-127

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
BLACKROCK HIGH YIELD V.I. FUND
   2017             108,510    11.83      11.67         1,262,729       4.91        0.40          1.65           5.25         6.58
   2016              98,112    11.24      10.95         1,076,886       5.22        0.40          1.65          10.96         9.50
   2015             121,389     9.18      10.39         1,192,710       4.85        0.75          1.75          (8.20)       (4.59)
   2014             110,290     9.80      10.89         1,144,872       0.05        1.50          2.15          (2.00)        1.68
   2013              45,549    10.62      10.71           484,388       2.62        1.65          2.05           6.20         7.10

BLACKROCK S&P 500 INDEX V.I. FUND
   2017              82,864    13.17      13.41         1,092,595       2.49        0.30          1.15          19.95        20.92
   2016              27,452    10.98      10.84           300,589       1.30        0.65          1.15          10.24         8.40
   2015                  --     9.96      10.00                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK TOTAL RETURN V.I. FUND
   2017             132,625    10.34      10.17         1,370,467       2.22        0.65          1.00           2.17         2.52
   2016              97,635    10.12       9.92           988,030       1.80        0.65          1.00           1.40        (0.80)
   2015                  --     9.98      10.00                --        N/A         N/A           N/A            N/A          N/A

BLACKROCK U.S. GOVERNMENT BOND V.I. FUND
   2017              24,292     9.85      10.21           242,971       1.79        0.75          1.75          (0.51)        0.39
   2016              30,797     9.90      10.17           309,377       1.47        0.75          1.75          (0.80)        0.20
   2015              37,805     9.98      10.05           377,638       1.80        0.75          1.75          (1.67)       (0.69)
   2014              11,643     9.95      10.21           116,986       0.02        1.50          2.15           1.50         4.65
   2013              10,280     9.58       9.67            98,519       0.09        1.65          2.05          (4.20)       (3.30)

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
   2017              65,325    12.04      12.35           787,899       3.02        0.65          1.15          22.98        23.75
   2016               2,513     9.79       9.98            24,887      10.34        0.65          1.15          (0.91)       (0.20)
   2015                  --     9.88      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP INVESTMENT GRADE BOND INDEX PORTFOLIO
   2017              48,195     9.93      10.10           494,834       4.74        0.75          1.75           1.43         2.43
   2016              10,495     9.79       9.86           104,942       7.69        0.75          1.75          (2.10)       (1.40)
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
   2017             140,744    13.76      13.83         1,942,077       0.59        1.00          1.25          30.43        30.72
   2016              92,966    10.55      10.57           982,341       1.12        1.10          1.25           4.98         5.17
   2015                  --    10.05      10.05                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
   2017             104,381    13.21      13.51         1,386,655       1.07        0.65          1.15          12.81        13.34
   2016              12,641    11.71      11.92           150,340       3.79        0.65          1.15          19.25        19.20
   2015                  --     9.82      10.00                --        N/A         N/A           N/A            N/A          N/A

CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO
   2017              54,039    13.32      13.56           711,672       0.88        0.30          1.15          14.33        15.21
   2016              14,736    11.65      11.30           167,757       3.42        0.65          1.15          18.51        13.00
   2015                  --     9.83      10.00                --        N/A         N/A           N/A            N/A          N/A

DFA VA GLOBAL BOND PORTFOLIO (b)
   2017             263,514     9.97       9.98         2,627,257       3.25        1.35          1.50          (0.30)       (0.20)

DFA VA INTERNATIONAL VALUE PORTFOLIO (b)
   2017             233,224    11.57      11.59         2,699,578       5.11        1.35          1.50          15.70        15.90



--------------------------------------------------------------------------------
                                   SA-128

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
DFA VA US LARGE VALUE PORTFOLIO (b)
   2017             132,437    11.30      11.32         1,497,233       3.34        1.35          1.50          13.00        13.20

DFA VA US TARGETED VALUE PORTFOLIO (b)
   2017             266,803    10.88      10.90         2,904,294       1.97        1.35          1.50           8.80         9.00

FT VIP FRANKLIN GLOBAL REAL ESTATE VIP FUND
   2017               6,357    11.16      11.20            71,160       3.96        1.10          1.25           9.09         9.27
   2016                  --    10.23      10.34                --        N/A         N/A           N/A            N/A          N/A
   2015                  --    10.30      10.31                --        N/A         N/A           N/A            N/A          N/A

FT VIP FRANKLIN INCOME VIP FUND
   2017             269,756    11.69      12.08         3,085,493       3.98        0.30          1.65           7.74         9.22
   2016             253,124    10.85      11.06         2,654,016       4.65        0.30          1.65           8.50        10.60
   2015             237,499     8.87      10.55         2,196,823       4.29        0.65          1.65          (8.74)       (7.70)
   2014             139,391     9.72      11.43         1,480,193       0.05        1.00          1.65          (2.80)        3.81
   2013              37,747    10.92      11.01           415,316       0.00        1.15          1.55           9.20        10.10

FT VIP FRANKLIN MUTUAL GLOBAL DISCOVERY VIP FUND
   2017               6,529    11.75      11.79            76,860       1.97        1.00          1.15           7.31         7.47
   2016               2,511    10.95      10.95            27,499        N/A        1.15          1.15          10.72        10.72
   2015               2,477     9.89       9.89            24,501        N/A        1.00          1.15          (1.10)       (1.10)

FT VIP FRANKLIN MUTUAL SHARES VIP FUND
   2017             178,911    11.59      15.05         2,543,743       2.11        0.65          1.65           6.53         7.58
   2016             201,879    10.88      13.99         2,678,274       1.80        0.65          1.65          14.05        15.14
   2015             236,524     9.54      12.15         2,745,992       3.01        0.65          1.65          (6.65)       (5.67)
   2014             232,276    10.22      12.88         2,916,616       0.02        1.00          1.65           2.20         6.36
   2013             195,903    12.01      12.11         2,367,577       1.87        1.15          1.55          20.10        21.10

FT VIP FRANKLIN RISING DIVIDENDS VIP FUND
   2017             187,642    12.69      13.69         2,761,864       1.52        0.30          1.65          18.38        20.09
   2016             147,385    10.72      14.51         1,890,325       1.30        0.65          1.65           7.20        15.16
   2015             136,739    10.09      12.60         1,570,861       1.50        0.65          1.65          (5.26)       (4.33)
   2014             128,924    10.65      13.17         1,608,717       0.02        1.00          1.65           6.50         7.86
   2013              86,970    12.11      12.21         1,059,745       0.78        1.15          1.55          21.10        22.10

FT VIP FRANKLIN SMALL CAP VALUE VIP FUND
   2017             159,604    12.71      16.67         2,233,762       0.44        0.65          1.65           8.73         9.89
   2016             135,833    11.69      15.17         1,773,695       0.64        0.65          1.65          28.04        29.22
   2015             120,357     9.13      11.74         1,260,068       0.50        0.65          1.65          (9.06)       (8.07)
   2014              98,045    10.04      12.77         1,192,656       0.00        1.00          1.65          (1.02)        1.00
   2013              66,467    12.69      12.80           848,854       0.54        1.15          1.55          26.90        28.00

FT VIP FRANKLIN STRATEGIC INCOME VIP FUND
   2017             142,295    10.11      10.93         1,485,301       2.24        0.65          1.65           2.74         3.80
   2016              95,147     9.84      10.53           972,392       3.29        0.65          1.65           6.15         7.23
   2015             129,339     9.27       9.82         1,231,438       6.08        0.65          1.65          (5.50)       (4.66)
   2014             114,437     9.81      10.30         1,146,294       0.04        1.00          1.65          (1.90)        1.08
   2013              33,796    10.10      10.19           343,553       1.79        1.15          1.55           1.00         1.90

FT VIP TEMPLETON FOREIGN SECURITIES FUND
   2017              72,749     9.59      11.95           845,745       1.72        0.65          1.65          14.71        15.79
   2016              83,561     9.96      10.32           843,947       1.82        0.65          1.55           5.40         6.39
   2015              85,133     9.45       9.70           810,328       2.89        0.65          1.55          (8.07)       (7.27)
   2014              81,393     8.64      10.46           846,654       0.02        1.00          1.65         (13.60)      (11.73)
   2013              64,208    11.76      11.85           758,995       0.89        1.15          1.55          17.60        18.50


--------------------------------------------------------------------------------
                                   SA-129

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
FT VIP TEMPLETON GLOBAL BOND SECURITIES FUND
   2017             360,772    10.36      10.53         3,547,492        N/A        0.65          1.65           0.10         1.06
   2016             304,018    10.35      10.42         2,950,405        N/A        0.65          1.65           3.50         4.20
   2015             310,491     9.37       9.62         2,955,223       7.28        0.65          1.65          (6.02)       (5.03)
   2014             270,112     9.95      10.13         2,717,135       0.05        1.00          1.65          (0.30)        1.10
   2013             114,618     9.94      10.02         1,145,471       0.85        1.15          1.55          (0.60)        0.20

FT VIP TEMPLETON GROWTH SECURITIES FUND
   2017             103,660    10.72      14.17         1,355,726       1.46        0.65          1.65          16.40        17.59
   2016             122,082     9.21      12.05         1,378,963       1.95        0.65          1.65           7.72         8.75
   2015             148,475     8.55      11.08         1,541,648       2.35        0.65          1.65          (8.06)       (7.12)
   2014             135,475     9.30      11.93         1,583,719       0.01        1.00          1.65          (7.00)       (3.48)
   2013             124,063    12.26      12.36         1,531,034       1.15        1.15          1.55          22.60        23.60

GLOBAL ATLANTIC AMERICAN FUNDS MANAGED RISK PORTFOLIO
   2017          20,253,705    11.01      12.46       240,384,678       1.24        0.65          1.65          12.23        13.38
   2016          20,708,075     9.81      10.99       217,548,631       1.32        0.65          1.65           4.03         5.07
   2015          18,939,716     9.43      10.46       191,110,274       0.89        0.65          1.65          (5.70)       (2.52)
   2014          11,090,687    10.35      10.73       116,516,202       0.00        1.00          1.65           3.50         5.09
   2013             633,029    10.20      10.21         6,462,490       0.00        1.65          2.05           2.00         2.10

GLOBAL ATLANTIC BALANCED MANAGED RISK PORTFOLIO
   2017           8,350,810    10.74      11.98        95,885,441       1.22        0.65          1.65           9.93        11.03
   2016           9,760,897     9.77      10.79       101,006,897       0.85        0.65          1.65           1.88         2.96
   2015           8,207,333     9.59      10.48        83,277,911       0.42        0.65          1.65          (4.10)       (1.78)
   2014           4,541,944    10.32      10.67        47,382,535       0.00        1.00          1.65           3.20         5.54
   2013             123,816    10.10      10.11         1,251,751       0.00        1.65          2.05           1.00         1.10

GLOBAL ATLANTIC BLACKROCK GLOBAL ALLOCATION MANAGED RISK PORTFOLIO
   2017          27,099,551     9.96      11.15       285,793,861       0.63        0.65          1.65          10.79        11.84
   2016          29,073,694     8.99       9.97       274,258,636       1.35        0.65          1.65          (1.64)       (0.30)
   2015          28,650,292     9.14       9.69       272,591,065       1.78        0.65          1.65          (8.60)       (4.15)
   2014          17,623,310     9.92      10.11       176,429,891       0.00        1.00          1.65          (0.89)        0.10
   2013             833,470    10.09      10.10         8,417,458       0.00        1.65          2.05           0.90         1.00

GLOBAL ATLANTIC FRANKLIN DIVIDEND AND INCOME MANAGED RISK PORTFOLIO
   2017          25,557,465    11.15      12.30       302,709,105       1.02        0.35          1.70          13.31        14.85
   2016          22,757,165     9.84      10.71       236,116,501       0.80        0.35          1.70           7.66         7.10
   2015          16,885,499     9.14       9.72       162,089,391       0.45        0.70          1.70          (8.60)       (7.34)
   2014           8,366,857    10.42      10.49        87,644,222       0.00        1.50          2.15           4.20         4.90

GLOBAL ATLANTIC GOLDMAN SACHS DYNAMIC TRENDS ALLOCATION PORTFOLIO
   2017           3,257,887    10.28      11.00        34,638,288       0.32        0.70          1.70           6.20         7.21
   2016           3,117,325     9.68      10.26        30,784,090       0.00        0.70          1.70           2.43         2.60
   2015           1,710,851     9.38       9.52        16,243,381       0.07        0.70          1.70          (6.20)       (4.80)

GLOBAL ATLANTIC GROWTH MANAGED RISK PORTFOLIO
   2017          42,812,341    10.72      11.77       489,552,168       1.33        0.70          1.70          15.64        16.88
   2016          47,673,864     9.27      10.07       467,560,106       1.00        0.70          1.70           0.54         0.70
   2015          47,513,315     9.22       9.85       461,415,246       0.33        0.70          1.70          (7.80)       (5.83)
   2014          24,972,280    10.38      10.46       260,764,228       0.00        1.50          2.15           3.80         4.60



--------------------------------------------------------------------------------
                                   SA-130

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
GLOBAL ATLANTIC MODERATE GROWTH MANAGED RISK PORTFOLIO
   2017          13,190,458    10.87      11.91       153,132,377       1.19        0.65          1.65          12.64        13.75
   2016          13,915,812     9.65      10.47       142,433,623       0.91        0.65          1.65           2.33         3.36
   2015          12,789,452     9.43      10.13       127,665,426       0.32        0.65          1.65          (5.70)       (3.25)
   2014           6,220,234    10.39      10.47        65,007,747       0.00        1.00          1.65           3.90         4.70

GLOBAL ATLANTIC MOTIF AGING OF AMERICA PORTFOLIO
   2017                 411    12.19      12.19             5,012       0.59        1.00          1.00          21.78        21.78
   2016                  --    10.01      10.02                --        N/A         N/A           N/A            N/A          N/A

GLOBAL ATLANTIC MOTIF TECHNOLOGICAL INNOVATIONS PORTFOLIO
   2017                 585    13.60      13.60             7,958        N/A        1.00          1.00          41.67        41.67
   2016                  --     9.60       9.61                --        N/A         N/A           N/A            N/A          N/A

GLOBAL ATLANTIC PIMCO TACTICAL ALLOCATION PORTFOLIO
   2017           2,282,598    10.80      11.55        25,502,273       0.34        0.75          1.75          12.97        14.02
   2016           2,079,873     9.56      10.13        20,319,031       1.19        0.75          1.75           1.92         1.30
   2015             963,710     9.38       9.48         9,100,490       1.90        0.75          1.75          (6.20)       (5.20)

GLOBAL ATLANTIC SELECT ADVISOR MANAGED RISK PORTFOLIO
   2017          10,051,004    11.00      12.41       119,942,963       1.21        0.70          1.70          13.05        14.17
   2016          10,538,262     9.73      10.87       110,452,871       1.13        0.70          1.70           3.40         4.42
   2015          10,462,500     9.41      10.41       105,731,508       0.43        0.70          1.70          (5.90)       (3.52)
   2014           4,854,909    10.47      10.79        51,584,258       0.00        1.50          2.15           4.70         6.41
   2013             237,175    10.13      10.14         2,404,467       0.00        1.65          2.05           1.30         1.40

GLOBAL ATLANTIC WELLINGTON RESEARCH MANAGED RISK PORTFOLIO
   2017          39,393,856    11.15      13.03       478,679,432       0.55        0.65          1.65          12.17        13.21
   2016          38,583,508     9.94      11.51       415,569,217       0.27        0.65          1.65           2.90         4.07
   2015          31,984,876     9.66      11.06       335,259,746       0.06        0.65          1.65          (3.40)        0.09
   2014           8,237,876    10.63      11.05        88,946,458       0.00        1.00          1.65           6.30         8.55
   2013             178,142    10.17      10.18         1,813,276       0.00        1.65          2.05           1.70         1.80

GLOBAL ATLANTIC WILSHIRE DYNAMIC CONSERVATIVE ALLOCATION PORTFOLIO
   2017               1,104    11.10      11.10            12,249       1.83        0.65          0.65           8.72         8.72
   2016               1,059    10.21      10.21            10,806        N/A        0.65          0.65           2.10         2.10

GLOBAL ATLANTIC WILSHIRE DYNAMIC GROWTH ALLOCATION PORTFOLIO
   2017              23,278    11.98      12.05           279,024       0.44        0.65          1.00          15.19        15.53
   2016              20,170    10.40      10.43           209,817        N/A        0.65          1.00           4.00         4.30

GLOBAL ATLANTIC WILSHIRE DYNAMIC MODERATE ALLOCATION PORTFOLIO
   2017               3,613    11.46      11.52            41,569       1.62        0.65          1.00          11.70        11.95
   2016                  --    10.22      10.31                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT CORE FIXED INCOME FUND
   2017             211,793    10.28      10.31         2,183,799       2.60        1.15          1.30           1.78         1.98
   2016             174,479    10.10      10.11         1,764,474       1.67        1.15          1.30           1.41         1.51
   2015                  --     9.96       9.96                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT GLOBAL TRENDS ALLOCATION FUND
   2017              38,485    11.11      11.29           439,534       0.40        0.65          1.10          11.88        12.34
   2016               9,267    10.29      10.05            95,301       1.32        0.65          1.00           3.31         3.72
   2015                 343     9.69       9.69             3,326       0.02        0.65          0.65          (6.47)       (6.47)
   2014                 346    10.29      10.36             3,582       0.00        1.00          1.65           2.90         3.60


--------------------------------------------------------------------------------
                                   SA-131

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
   2017               2,069    12.62      12.62            26,107        N/A        1.00          1.00          25.70        25.70
   2016               1,092    10.04      10.04            10,969        N/A        1.00          1.00           0.40         0.40
   2015                 148    10.00      10.00             1,478        N/A        1.00          1.00           0.00         0.00

GOLDMAN SACHS VIT HIGH QUALITY FLOATING RATE FUND
   2017              16,838     9.98      10.11           168,558       1.32        0.65          1.15           0.10         0.60
   2016               7,101     9.97      10.05            71,008       1.21        0.65          1.15          (0.20)        0.50
   2015                  --     9.99      10.00                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND
   2017              53,982    11.85      11.89           640,441       0.65        1.00          1.15           9.52         9.69
   2016              13,671    10.82      10.84           148,047       1.26        1.00          1.15          12.01        12.22
   2015                  --     9.66       9.66                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT MULTI-STRATEGY ALTERNATIVES PORTFOLIO
   2017              12,553     9.51       9.67           119,835       1.93        0.65          1.10           3.93         4.54
   2016              12,927     9.15       9.26           118,548       0.52        0.65          1.10          (0.76)       (0.32)
   2015              23,231     9.22       9.29           215,111       1.86        0.65          1.10          (5.92)       (5.49)
   2014              19,702     9.77       9.83           193,502       0.02        1.00          1.65          (2.30)       (1.70)

GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND
   2017              18,801    13.14      13.14           246,967       0.43        1.00          1.00          10.14        10.14
   2016              10,061    11.93      11.93           120,017       2.17        1.00          1.00          21.73        21.73
   2015                  99     9.80       9.80               969       0.25        1.00          1.00          (2.00)       (2.00)

GOLDMAN SACHS VIT STRATEGIC INCOME FUND
   2017              81,446     9.68       9.85           769,430       0.78        0.65          1.65          (3.97)       (2.96)
   2016              85,245    10.08      10.15           830,845       2.18        0.65          1.65           0.80         1.50
   2015              49,015     9.51       9.83           469,952       2.48        0.65          1.10          (3.35)       (1.70)
   2014              42,221     9.80       9.87           416,683       0.04        1.00          1.65          (2.00)       (1.30)

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL EQUITY FUND
   2017               8,825    11.92      12.04           106,222       1.37        0.65          1.00          24.95        25.42
   2016               1,595     9.54       9.54            15,213       2.21        1.00          1.00          (3.83)       (3.83)
   2015                  --     9.92       9.92                --        N/A         N/A           N/A            N/A          N/A

GOLDMAN SACHS VIT U.S. EQUITY INSIGHTS FUND
   2017             178,109    13.34      13.34         2,375,209       1.33        1.00          1.00          22.61        22.61
   2016             133,303    10.88      10.88         1,450,274       2.23        1.00          1.00           9.35         9.35
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

HARTFORD CAPITAL APPRECIATION HLS FUND
   2017             247,415    12.84      17.58         3,394,785       0.87        0.70          1.70          19.78        20.99
   2016             238,412    10.72      14.53         2,740,315       0.80        0.70          1.70           3.47         4.46
   2015             297,231    10.36      13.91         3,331,549       0.78        0.70          1.70          (0.96)        0.07
   2014             151,671    10.46      13.90         1,966,352       0.01        1.50          2.15           4.60         6.27
   2013             101,580    12.97      13.08         1,326,545       1.25        1.65          2.05          29.70        30.80

HARTFORD DIVIDEND AND GROWTH HLS FUND
   2017             185,171    13.66      18.20         2,872,276       1.41        0.65          1.65          16.16        17.34
   2016             198,639    11.76      15.51         2,653,020       1.71        0.65          1.65          12.75        13.79
   2015             230,455    10.43      13.63         2,777,543       1.80        0.65          1.65          (3.07)       (2.01)
   2014             162,439    10.76      13.91         2,183,053       0.02        1.00          1.65           7.60        11.91
   2013             149,128    12.33      12.43         1,850,455       3.23        1.15          1.55          23.30        24.30


--------------------------------------------------------------------------------
                                   SA-132

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
HARTFORD GROWTH OPPORTUNITIES HLS FUND
   2017               9,568    15.50      16.01           150,752        N/A        0.65          1.55          28.21        29.22
   2016              14,261    12.09      12.39           174,597       0.14        0.65          1.55          (2.34)       (1.35)
   2015              19,095    12.38      12.56           238,277        N/A        0.65          1.55           9.75        10.76
   2014              18,543    11.28      11.34           209,642       0.00        1.00          1.65          12.80        13.40

HARTFORD HIGH YIELD HLS FUND
   2017              64,980    10.86      12.17           731,208       6.83        0.65          1.65           5.54         6.57
   2016              29,378    10.29      11.42           316,609       5.75        0.65          1.65          12.09        13.29
   2015              37,430     9.13      10.08           353,474       7.22        0.65          1.65          (8.70)       (5.17)
   2014              19,900     9.78      10.63           203,491       0.07        1.00          1.65          (2.20)        1.63
   2013               1,904    10.38      10.46            19,919       2.52        1.15          1.55           3.80         4.60

HARTFORD INDEX HLS FUND
   2017             133,508    12.75      18.53         2,307,899       1.70        0.80          1.25          19.61        20.17
   2016             153,518    10.66      15.42         2,277,159       2.02        0.80          1.25           9.90        10.46
   2015             169,035     9.70      13.96         2,313,655       0.34        0.80          1.25          (3.00)        0.00
   2014             187,217    10.91      13.96         2,599,217       0.01        1.50          2.15           9.06         9.29

HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
   2017              65,346    13.54      14.15           859,008       1.14        0.65          1.55          23.09        24.23
   2016              73,739    11.00      11.39           786,957       1.40        0.65          1.55          (0.63)        0.26
   2015              82,536    11.07      11.36           888,149       1.20        0.65          1.55           0.09         0.98
   2014              66,867     9.43      11.25           744,933       0.02        1.00          1.65          (5.70)       (4.74)
   2013              62,577    11.71      11.81           738,394       1.85        1.15          1.55          17.10        18.10

HARTFORD PORTFOLIO DIVERSIFIER HLS FUND
   2017           3,104,206     7.39       7.72        23,778,702       1.04        0.65          1.55          (4.77)       (3.98)
   2016           3,137,726     7.76       8.04        25,068,783        N/A        0.65          1.55          (6.05)       (5.19)
   2015           3,191,606     8.26       8.48        26,934,193       0.85        0.65          1.55          (3.39)       (2.53)
   2014           3,645,250     8.55       8.70        31,608,449       0.01        1.00          1.65          (2.65)       (2.45)

HARTFORD TOTAL RETURN BOND HLS FUND
   2017             276,228    10.28      10.89         2,947,569       3.01        0.70          1.70           3.01         4.11
   2016             225,228    10.11      10.46         2,330,874       2.41        0.70          1.70           2.43         3.46
   2015             184,453     9.87      10.11         1,850,051       2.86        0.70          1.70          (2.47)       (1.46)
   2014             144,825    10.09      10.26         1,479,950       0.03        1.50          2.15           1.20         4.91
   2013             108,301     9.70       9.78         1,057,547       5.33        1.65          2.05          (3.00)       (2.20)

HARTFORD VALUE HLS FUND
   2017              23,608    16.17      16.90           371,371       1.44        0.65          1.55          13.31        14.34
   2016              27,487    14.27      14.78           381,664       1.45        0.65          1.55          11.66        12.74
   2015              43,372    12.78      13.11           502,072       1.61        0.65          1.55          (4.84)       (4.03)
   2014              24,704    10.79      13.66           322,606       0.01        1.00          1.65           7.90        10.43
   2013              27,007    12.27      12.37           333,102       2.64        1.15          1.55          22.70        23.70

INVESCO V.I. BALANCED RISK ALLOCATION FUND
   2017             156,772    10.83      12.15         1,836,739       3.69        0.30          1.65           7.98         9.56
   2016             182,301    10.03      11.09         1,947,816       0.20        0.30          1.65           9.74        10.90
   2015             173,588     9.14       9.90         1,688,931       4.19        0.65          1.65          (8.60)       (4.99)
   2014             147,776    10.17      10.42         1,521,074       0.00        1.00          1.65           1.70         5.04
   2013              66,150     9.84       9.92           654,468       1.71        1.15          1.55          (1.60)       (0.80)



--------------------------------------------------------------------------------
                                   SA-133

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
INVESCO V.I. COMSTOCK FUND
   2017               5,662    13.06      13.06            73,926       3.83        1.00          1.00          16.40        16.40
   2016                  --    11.20      11.30                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.68       9.68                --        N/A         N/A           N/A            N/A          N/A

INVESCO V.I. CORE EQUITY FUND
   2017              59,978    11.43      14.91           847,598       0.74        0.65          1.65          10.97        12.11
   2016              71,953    10.30      13.30           916,077       0.51        0.65          1.65           8.19         9.29
   2015              64,618     9.52      12.17           749,800       0.98        0.65          1.65          (7.48)       (6.60)
   2014              54,970    10.29      13.03           693,890       0.01        1.00          1.65           2.90         7.15
   2013              45,611    12.06      12.16           553,175       1.37        1.15          1.55          20.60        21.60

INVESCO V.I. EQUITY AND INCOME FUND
   2017              66,049    12.22      12.26           808,757       1.08        1.00          1.15           9.50         9.66
   2016              67,056    11.16      11.18           749,368       1.60        1.00          1.15          13.53        13.73
   2015                  --     9.83       9.83                --        N/A         N/A           N/A            N/A          N/A

INVESCO V.I. GLOBAL REAL ESTATE
   2017              28,394    10.73      10.82           306,706       3.74        0.65          1.15          11.42        12.01
   2016               8,402     9.64       9.66            81,161       1.03        0.65          1.00          (3.60)       (3.40)

INVESCO V.I. GOVERNMENT MONEY MARKET FUND
   2017           1,510,389     9.44       9.94        14,775,488       0.61        0.75          1.75          (1.26)       (0.20)
   2016             519,826     9.56       9.96         5,068,180       0.10        0.75          1.75          (1.65)       (0.40)
   2015             404,796     9.72       9.95         3,995,923       0.01        0.75          1.75          (1.72)       (0.50)
   2014              80,467     9.70       9.95           793,818       0.00        1.50          2.15          (1.62)       (0.50)
   2013               8,401     9.86       9.94            83,464       0.02        1.65          2.05          (1.40)       (0.60)

INVESCO V.I. INTERNATIONAL GROWTH FUND
   2017             138,923    12.61      13.18         1,788,674       1.20        0.65          1.55          20.79        21.92
   2016             173,247    10.44      10.81         1,835,415       1.16        0.65          1.55          (2.16)       (1.37)
   2015             175,249    10.67      10.96         1,882,273       1.31        0.65          1.55          (4.13)       (3.18)
   2014             191,649     9.67      11.32         2,146,442       0.01        1.00          1.65          (3.30)       (0.61)
   2013             181,044    11.30      11.39         2,057,611       1.26        1.15          1.55          13.00        13.90

INVESCO V.I. MID CAP CORE EQUITY FUND
   2017              84,091    11.86      15.22         1,077,439       0.32        0.65          1.65          12.74        13.92
   2016              76,452    10.52      13.36           868,822        N/A        0.65          1.65          11.32        12.46
   2015              80,142     9.45      11.88           824,806       0.12        0.65          1.65          (5.88)       (4.88)
   2014              50,461    10.04      12.49           576,018       0.00        1.00          1.65           0.40         3.48
   2013              22,758    11.97      12.07           273,911       0.54        1.15          1.55          19.70        20.70

INVESCO V.I. SMALL CAP EQUITY FUND
   2017              80,585    12.05      15.25         1,074,626        N/A        0.65          1.65          11.88        12.96
   2016              85,048    10.77      13.50         1,010,930        N/A        0.65          1.65          10.01        11.11
   2015             104,430     9.79      12.15         1,121,736        N/A        0.65          1.65          (7.29)       (6.32)
   2014              59,672    10.56      12.97           741,846       0.00        1.00          1.65           0.47         6.30
   2013              46,784    12.69      12.79           596,790       0.00        1.15          1.55          26.90        27.90

IVY VIP ADVANTUS REAL ESTATE SECURITIES (a)
   2017               2,786    11.25      11.29            31,454       0.53        1.00          1.15           4.17         4.34
   2016                 446    10.82      10.82             4,822        N/A        1.00          1.00           3.24         3.24
   2015                  --    10.48      10.48                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-134

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
IVY VIP CORE EQUITY
   2017                 211    12.29      12.29             2,596       0.43        1.00          1.00          19.55        19.55
   2016                 213    10.28      10.28             2,187       0.62        1.00          1.00           2.70         2.70
   2015                  --    10.01      10.01                --        N/A         N/A           N/A            N/A          N/A

IVY VIP INTERNATIONAL CORE EQUITY
   2017             145,740    12.11      12.15         1,770,346       1.29        1.00          1.15          21.71        21.99
   2016              93,591     9.95       9.96           932,404       0.74        1.00          1.15           0.00         0.10
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

LORD ABBETT BOND-DEBENTURE PORTFOLIO
   2017             300,277    11.47      11.97         3,574,766       5.12        0.30          1.65           7.50         8.82
   2016             178,326    10.67      11.00         1,985,022       5.35        0.30          1.65          10.23        10.00
   2015             148,145     9.68      10.75         1,500,790       4.78        0.65          1.65          (3.10)       (2.18)
   2014              94,923     9.99      10.99         1,003,749       0.06        1.00          1.65          (0.10)        3.68
   2013              44,509    10.51      10.60           471,012       9.18        1.15          1.55           5.10         6.00

LORD ABBETT FUNDAMENTAL EQUITY PORTFOLIO
   2017             110,429    15.85      16.57         1,775,901       1.03        0.65          1.55          10.84        11.88
   2016             117,463    14.30      14.81         1,700,895       1.10        0.65          1.55          13.94        14.98
   2015             153,594    12.55      12.88         1,932,516       1.13        0.65          1.55          (4.92)       (4.10)
   2014             165,419    10.67      13.43         2,204,213       0.00        1.00          1.65           5.52         7.40
   2013             192,267    12.51      12.62         2,421,261       0.44        1.15          1.55          25.10        26.20

LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO
   2017              60,139    16.14      16.86           877,129        N/A        0.65          1.55          21.08        22.09
   2016              50,784    13.33      13.81           624,130        N/A        0.65          1.55          (0.37)        0.58
   2015              63,160    13.38      13.73           763,650        N/A        0.65          1.55           1.21         2.08
   2014              37,204    10.62      13.45           457,333       0.00        1.00          1.65           4.42         6.90
   2013              15,923    12.66      12.77           202,828       0.00        1.15          1.55          26.60        27.70

LORD ABBETT MID CAP STOCK PORTFOLIO
   2017               5,333    12.07      12.07            64,365       0.97        1.00          1.00           5.78         5.78
   2016                 181    11.41      11.41             2,063       6.52        1.00          1.00          15.25        15.25
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

LORD ABBETT SHORT DURATION INCOME PORTFOLIO
   2017             306,101    10.10      10.27         3,146,550       5.80        0.65          1.65           0.50         1.58
   2016              69,768    10.05      10.11           710,351       6.34        0.65          1.65           0.50         1.10
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) BLENDED RESEARCH CORE EQUITY PORTFOLIO
   2017               7,806    12.76      12.76            99,578       0.96        1.00          1.00          19.36        19.36
   2016              19,545    10.69      10.69           209,030       1.76        1.00          1.00           7.01         7.01
   2015                 372     9.99       9.99             3,710        N/A        1.00          1.00          (0.10)       (0.10)

MFS(R) BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO
   2017              10,832    13.44      13.22           144,856       0.43        0.65          1.00          13.51        13.97
   2016                 582    11.84      11.60             6,861       0.99        0.65          1.00          19.48        16.00
   2015                  98     9.91       9.91               973        N/A        1.00          1.00          (0.90)       (0.90)

MFS(R) GLOBAL REAL ESTATE PORTFOLIO
   2017               8,544    12.18      12.22           104,395       4.18        1.00          1.15          11.74        12.01
   2016               4,172    10.90      10.91            45,500       2.35        1.00          1.15           6.55         6.54
   2015                  --    10.23      10.24                --        N/A         N/A           N/A            N/A          N/A


--------------------------------------------------------------------------------
                                   SA-135

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
MFS(R) GROWTH SERIES
   2017             262,169    14.82      19.77         4,378,206        N/A        0.65          1.65          28.98        30.24
   2016             265,913    11.49      15.18         3,473,049        N/A        0.65          1.65           0.52         1.54
   2015             181,011    11.43      14.95         2,506,741        N/A        0.65          1.65           5.54         6.56
   2014             148,545    10.83      14.03         2,022,055       0.00        1.00          1.65           7.07         9.00
   2013             129,508    12.88      12.99         1,680,744       0.17        1.15          1.55          28.80        29.90

MFS(R) INTERNATIONAL VALUE PORTFOLIO
   2017             131,036    13.04      16.74         1,850,242       1.29        0.65          1.65          24.78        26.05
   2016             132,627    10.45      13.28         1,504,198       1.19        0.65          1.65           2.15         3.19
   2015             133,222    10.23      12.87         1,485,666       2.19        0.65          1.65           4.49         5.58
   2014              69,286     9.79      12.19           789,743       0.02        1.00          1.65          (2.10)        0.49
   2013              42,381    12.03      12.13           513,150       0.98        1.15          1.55          20.30        21.30

MFS(R) INVESTORS TRUST SERIES
   2017              42,997    14.05      17.89           704,301       0.56        0.65          1.10          21.75        22.20
   2016              44,238    11.54      14.64           601,582       0.57        0.65          1.10           7.05         7.65
   2015              54,132    10.68      13.60           696,236       0.71        0.65          1.65          (1.66)       (0.73)
   2014              49,332    10.86      13.70           659,188       0.01        1.00          1.65           8.60        10.04
   2013              43,611    12.35      12.45           542,316       1.02        1.15          1.55          23.50        24.50

MFS(R) MID CAP GROWTH SERIES
   2017               8,874    12.95      13.06           115,366        N/A        0.65          1.15          25.24        25.82
   2016               3,829    10.36      10.38            39,689        N/A        0.65          1.00           3.60         3.80
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) MID CAP VALUE PORTFOLIO
   2017              90,066    12.57      12.22         1,133,907       1.28        0.65          1.15          12.13        12.73
   2016              42,904    11.23      10.84           481,801       1.07        0.65          1.00          14.59         8.40
   2015                  --     9.80      10.00                --        N/A         N/A           N/A            N/A          N/A

MFS(R) NEW DISCOVERY SERIES
   2017              83,285    12.76      15.82         1,176,167        N/A        0.65          1.65          24.25        25.56
   2016              68,245    10.27      12.60           797,873        N/A        0.65          1.65           6.98         8.06
   2015              88,996     9.60      11.66           953,549        N/A        0.65          1.65          (3.71)       (2.75)
   2014              78,219     9.97      11.99           900,999       0.00        1.00          1.65          (8.89)        0.40
   2013              55,902    12.94      13.05           727,918       0.00        1.15          1.55          29.40        30.50

MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
   2017               1,829    12.27      12.27            22,452       1.95        1.00          1.00          26.63        26.63
   2016                 431     9.69       9.69             4,178        N/A        1.00          1.00          (1.92)       (1.92)
   2015                  --     9.88       9.88                --        N/A         N/A           N/A            N/A          N/A

MFS(R) TOTAL RETURN BOND SERIES
   2017               8,073    10.52      10.56            85,155       3.21        1.05          1.20           2.94         3.13
   2016               5,855    10.24      10.24            59,951        N/A        1.05          1.05           2.91         2.91
   2015                  --     9.95       9.95                --        N/A         N/A           N/A            N/A          N/A

MFS(R) UTILITIES SERIES
   2017               9,771    12.00      12.04           117,577       4.38        1.00          1.15          13.10        13.37
   2016              13,587    10.61      10.62           144,190       4.36        1.00          1.15          10.06        10.05
   2015                  --     9.64       9.65                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-136

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
MFS(R) VALUE SERIES
   2017             140,983    13.60      18.05         2,311,172       1.75        0.65          1.65          15.45        16.60
   2016             160,370    11.78      15.48         2,285,443       1.84        0.65          1.65          11.98        12.99
   2015             161,672    10.52      13.70         2,103,143       2.20        0.65          1.65          (2.59)       (1.58)
   2014             170,136    10.80      13.92         2,321,965       0.01        1.00          1.65           8.00         9.52
   2013             145,502    12.61      12.71         1,844,933       1.08        1.15          1.55          26.10        27.10

OPPENHEIMER DISCOVERY MID CAP GROWTH FUND/VA
   2017               6,376    13.02      13.21            84,159        N/A        0.65          1.00          27.27        27.63
   2016               1,102    10.35      10.35            11,408        N/A        0.65          0.65           3.50         3.50
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER GLOBAL FUND/VA
   2017               1,365    13.23      13.23            18,050       0.35        1.00          1.00          35.00        35.00
   2016                 403     9.80       9.80             3,946       0.87        1.00          1.00          (1.11)       (1.11)
   2015                 125     9.91       9.91             1,237        N/A        1.00          1.00          (0.90)       (0.90)

OPPENHEIMER GLOBAL MULTI-ALTERNATIVES FUND/VA
   2017               1,094     9.96      10.00            10,922       0.80        1.00          1.15          (0.99)       (0.79)
   2016               1,041    10.06      10.08            10,481       2.25        1.00          1.15           2.34         2.44
   2015                  --     9.83       9.84                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER INTERNATIONAL GROWTH FUND/VA
   2017              12,249    12.06      12.10           148,040       0.65        1.00          1.15          24.97        25.26
   2016                 783     9.65       9.65             7,552        N/A        1.15          1.15          (3.79)       (3.79)
   2015                  --    10.03      10.03                --        N/A         N/A           N/A            N/A          N/A

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA
   2017              10,691    12.96      13.02           139,029       0.80        0.65          1.15          12.60        13.22
   2016               4,465    11.51      11.53            51,480       0.10        1.00          1.15          16.26        16.46
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

PIMCO ALL ASSET PORTFOLIO
   2017              44,617    10.61      12.54           498,394       4.53        0.30          1.65          11.57        12.97
   2016              53,859     9.51      11.10           529,002       2.36        0.30          1.65          10.97        11.00
   2015              74,668     8.57       8.88           651,519       3.34        0.65          1.65         (10.64)       (9.85)
   2014              69,229     9.59       9.85           671,715       0.06        1.00          1.65          (4.10)       (0.20)
   2013              25,359     9.79       9.87           249,071       5.34        1.15          1.55          (2.10)       (1.30)

PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO
   2017               8,071    10.86      10.89            87,911      10.50        1.15          1.30           0.74         0.83
   2016               1,966    10.78      10.80            21,217       1.48        1.15          1.30          13.35        13.56
   2015                  --     9.51       9.51                --        N/A         N/A           N/A            N/A          N/A

PIMCO EMERGING MARKETS BOND PORTFOLIO
   2017              17,029    11.85      12.07           202,741       4.87        0.30          1.15           8.52         9.43
   2016               2,185    10.92      11.03            24,058       5.23        0.30          1.15          11.89        10.30
   2015                  --     9.76      10.00                --        N/A         N/A           N/A            N/A          N/A

PIMCO FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)
   2017              41,210    10.34      10.52           440,048       5.18        0.65          1.65           0.98         2.04
   2016              30,553    10.24      10.31           321,180       2.14        0.65          1.65           2.40         3.10
   2015                  --    10.00      10.00                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-137

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
PIMCO GLOBAL MULTI-ASSET MANAGED ALLOCATION PORTFOLIO
   2017               2,274    11.46      11.46            26,062       2.12        1.15          1.15          12.68        12.68
   2016                  --    10.17      10.27                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.90       9.90                --        N/A         N/A           N/A            N/A          N/A

PIMCO HIGH YIELD PORTFOLIO (b)
   2017               9,493    10.23      10.24            97,194       3.25        1.00          1.15           2.30         2.40

PIMCO REAL RETURN PORTFOLIO
   2017               5,452    10.55      10.30            56,353       2.42        0.80          1.30           2.23         2.69
   2016               4,230    10.32      10.03            42,556       3.02        0.80          1.30           3.72         0.30
   2015                  --     9.95      10.00                --        N/A         N/A           N/A            N/A          N/A

PIMCO STOCKSPLUS(R) GLOBAL PORTFOLIO
   2017              75,299    10.66      13.65         1,012,108       3.31        0.65          1.10          21.69        22.20
   2016              90,795     8.76      11.17         1,001,166       4.99        0.65          1.10           6.44         6.99
   2015             100,922    10.33      10.44         1,048,340       5.77        0.65          1.00          (9.94)       (9.53)
   2014              98,388     9.65      11.54         1,132,519       0.00        1.00          1.65          (3.50)        0.17
   2013             120,761    11.42      11.52         1,389,777       4.09        1.15          1.55          14.20        15.20

PIMCO TOTAL RETURN PORTFOLIO
   2017             426,151    10.34      10.72         4,498,627       1.92        0.80          1.80           2.99         3.98
   2016             388,433    10.04      10.31         3,954,381       1.95        0.80          1.80           0.70         1.68
   2015             195,251     9.97      10.14         1,953,340       4.76        0.80          1.80          (1.38)       (0.39)
   2014             213,566     9.90      10.18         2,147,351       0.02        1.50          2.15           1.10         3.18
   2013             155,611     9.66       9.76         1,514,595       1.67        1.65          2.05          (3.40)       (2.40)

PIMCO UNCONSTRAINED BOND PORTFOLIO
   2017               2,342    10.69      10.72            25,100       1.59        1.00          1.15           3.69         3.78
   2016                 526    10.31      10.31             5,424       1.70        1.15          1.15           3.41         3.41
   2015                  --     9.97       9.97                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT ABSOLUTE RETURN 500 FUND
   2017               1,082    10.45      10.45            11,298        N/A        1.00          1.00           5.98         5.98
   2016               2,823     9.86       9.86            27,839        N/A        1.00          1.00          (0.30)       (0.30)
   2015                  --     9.89       9.89                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT AMERICAN GOVERNMENT INCOME FUND
   2017               2,105     9.99      10.02            21,077       1.38        1.00          1.15           0.81         0.91
   2016                 529     9.91       9.91             5,242       2.24        1.15          1.15          (1.00)       (1.00)
   2015                  --    10.01      10.01                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT EQUITY INCOME FUND
   2017             142,525    17.00      17.77         2,200,581       1.63        0.65          1.55          16.92        17.99
   2016             131,674    14.54      15.06         1,772,085       1.81        0.65          1.55          11.93        12.89
   2015             132,250    10.28      13.34         1,598,405       1.38        0.65          1.65          (4.64)       (3.61)
   2014              85,891    10.78      13.84         1,127,858       0.02        1.00          1.65           7.80        11.88
   2013              69,254    12.27      12.37           854,797       0.00        1.15          1.55          22.70        23.70

PUTNAM VT GLOBAL ASSET ALLOCATION FUND
   2017                 211    11.96      11.96             2,525        N/A        1.00          1.00          14.23        14.23
   2016                  --    10.46      10.56                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.91       9.91                --        N/A         N/A           N/A            N/A          N/A



--------------------------------------------------------------------------------
                                   SA-138

   ----------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
PUTNAM VT GROWTH OPPORTUNITIES FUND
   2017              95,069    12.95      13.09         1,241,785       0.10        0.65          1.65          28.86        29.99
   2016              93,147    10.05      10.07           937,373        N/A        0.65          1.65           0.50         0.70

PUTNAM VT INCOME FUND
   2017             167,384    10.16      11.07         1,795,555       4.65        0.65          1.65           3.89         4.93
   2016             202,328     9.78      10.55         2,069,537       4.07        0.65          1.65           0.31         1.34
   2015             126,681     9.75      10.41         1,297,087       4.47        0.65          1.65          (3.08)       (2.07)
   2014             126,687    10.06      10.63         1,328,702       0.05        1.00          1.65           0.60         5.77
   2013              92,798     9.97      10.05           931,436       0.00        1.15          1.55          (0.30)        0.50

PUTNAM VT INTERNATIONAL VALUE FUND
   2017               2,102    12.13      12.13            25,488        N/A        1.15          1.15          23.27        23.27
   2016                  --     9.84       9.93                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.84       9.84                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT INVESTORS FUND
   2017                 722    13.41      13.41             9,673       3.29        1.00          1.00          21.69        21.69
   2016                  --    11.00      11.11                --        N/A         N/A           N/A            N/A          N/A
   2015                  --     9.93       9.93                --        N/A         N/A           N/A            N/A          N/A

PUTNAM VT SMALL CAP VALUE FUND
   2017              16,584    13.09      13.32           218,624       0.42        0.30          1.15           6.68         7.51
   2016               1,086    12.27      12.60            13,515       0.92        0.65          1.15          25.98        26.00
   2015                  --     9.74      10.00                --        N/A         N/A           N/A            N/A          N/A

RATIONAL DIVIDEND CAPTURE VA FUND (a)
   2017              44,163    12.50      12.50           551,839       3.35        0.65          0.65          (2.19)       (2.19)
   2016              48,607    12.78      12.78           621,192       4.59        0.65          0.65           6.32         6.32
   2015              52,825    12.02      12.02           635,225       4.12        0.65          0.65          (3.76)       (3.76)
   2014              61,890       --      12.49           772,695       0.06        1.00          1.65           0.00         9.47
   2013              40,680       --      11.41           464,056       5.89        1.15          1.15           0.00        14.10

RATIONAL INSIDER BUYING VA FUND (a)
   2017                  --    14.21      14.21                --        N/A        0.65          0.65          16.76        16.76
   2016               1,312    12.17      12.17            15,973       0.65        0.65          0.65          10.24        10.24
   2015               1,444    11.04      11.04            15,941       0.54        0.65          0.65          (7.77)       (7.77)
   2014                  --       --      11.97            21,906       0.01        1.00          1.65          (2.68)         N/A
   2013                 659       --      12.30             8,110       0.62        1.15          1.15           0.00        23.00

TOPS(R) MANAGED RISK BALANCED ETF PORTFOLIO
   2017           3,605,951    11.26      11.77        42,098,877       1.44        0.80          1.70           8.69         9.69
   2016           4,215,100    10.36      10.73        44,920,806       1.28        0.80          1.70           4.23         5.20
   2015           4,722,020     9.94      10.20        47,923,196       1.12        0.80          1.70          (6.14)       (5.29)
   2014           5,410,046    10.59      10.77        58,078,237       0.01        1.50          2.15           1.15         1.99
   2013           3,849,561    10.46      10.56        40,517,497       0.81        1.65          2.05           4.60         5.60

TOPS(R) MANAGED RISK GROWTH ETF PORTFOLIO
   2017          11,346,408    11.62      12.15       136,582,650       1.50        1.05          1.95          15.16        16.27
   2016          12,995,802    10.09      10.45       134,839,257       1.55        1.05          1.95           3.49         4.40
   2015          15,007,842     9.75      10.01       149,388,737       1.23        1.05          1.95         (10.96)      (10.14)
   2014          18,563,205    10.95      11.14       206,071,238       0.01        1.50          2.15          (1.17)        0.09
   2013          11,985,213    11.04      11.17       133,130,668       0.96        1.65          2.05          10.40        11.70


--------------------------------------------------------------------------------
                                   SA-139

SEPARATE ACCOUNT A


  FORETHOUGHT LIFE INSURANCE COMPANY
  NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)
  DECEMBER 31, 2017
--------------------------------------------------------------------------------



                                AT DECEMBER 31                                       FOR THE YEAR ENDED DECEMBER 31
                             ---------------------                               --------------------------------------

                             UNIT FAIR   UNIT FAIR                   INVESTMENT    EXPENSE       EXPENSE        TOTAL       TOTAL
                              VALUES      VALUES                       INCOME      RATIOS        RATIOS        RETURNS     RETURNS
                              LOWEST      HIGHEST         NET          RATIOS    LOWEST (%)    HIGHEST (%)   LOWEST (%)  HIGHEST (%)
                   UNITS      ($) (5)     ($) (5)     ASSETS ($)     (%) (1)(4)   (2)(4)(5)     (2)(4)(5)     (3)(4)(5)   (3)(4)(5)
                -----------  ---------  ----------  --------------  -----------  -----------  ------------  -----------  -----------
TOPS(R) MANAGED RISK MODERATE GROWTH ETF PORTFOLIO
   2017           7,306,581    11.68      12.21        88,440,769       1.53        0.90          1.80          11.77        12.85
   2016           8,670,083    10.45      10.82        93,171,220       1.48        0.90          1.80           4.29         5.15
   2015           9,861,679    10.02      10.29       100,919,706       1.18        0.90          1.80          (8.16)       (7.30)
   2014          11,650,572    10.91      11.10       128,858,944       0.01        1.50          2.15           0.65         1.56
   2013           9,298,289    10.81      10.93       101,174,719       0.93        1.65          2.05           8.10         9.30

(a)   Name change. See Note 1.

(b)   Investment addition. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income has been annualized for periods less than one year.

(2) These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values. See Note 5.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4) Investment income ratios, expense ratios, and total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the net assets prior to the final withdrawal.

(5) The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio.



--------------------------------------------------------------------------------
                                   SA-140

FORETHOUGHT LIFE INSURANCE COMPANY
STATUTORY FINANCIAL STATEMENTS
As of December 31, 2017 and 2016 and for the Years Ended
December 2017, 2016, and 2015 and Supplemental Information for the Year Ended December 31, 2017

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
INDEX TO STATUTORY FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



Report of Independent Auditors                                                                                    F-3 - F-4

Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus                                           F-5

Statutory Statements of Operations                                                                                      F-6

Statutory Statements of Changes in Capital and Surplus                                                                  F-7

Statutory Statements of Cash Flows                                                                                      F-8

Notes to Statutory Financial Statements                                                                          F-9 - F-40

Supplemental Information                                                                                               F-41

Supplemental Schedule of Selected Statutory Basis Financial Data                                                F-42 - F-43

Supplemental Schedule of Investment Risk Interrogatories                                                        F-44 - F-47

Summary Investment Schedule                                                                                            F-48


[PWC_K_LOGO]
                       REPORT OF INDEPENDENT AUDITORS


To the Board of Directors of
Forethought Life Insurance Company:

We have audited the accompanying statutory financial statements of Forethought Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2017 and 2016, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for the years ended December 31, 2017, 2016 and 2015.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITORS' RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years ended December 31, 2017, 2016 and 2015.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years ended December 31, 2017, 2016 and 2015, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental schedule of selected statutory basis financial data, supplemental schedule of investment risk interrogatories and summary investment schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioner's Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

[PRICEWATER_COOPER_LLP_K_SIG]

Boston, Massachusetts
April 10, 2018

PricewaterhouseCoopers LLP, 101 Seaport Boulevard, Suite 500, Boston, MA
02210
T: (617) 530 5000, F: (617) 530 5001, www.pwc.com/us

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF ADMITTED ASSETS,
LIABILITIES, CAPITAL AND SURPLUS
AS OF DECEMBER 31, 2017 AND 2016

--------------------------------------------------------------------------------
(Dollars in thousands, except share amounts)


ASSETS                                                                              Notes          2017               2016
                                                                                   ------     ---------------     --------------
   Bonds                                                                                4     $   21,838,934      $  18,538,442
   Unaffiliated common stock                                                            4            146,375             41,400
   Preferred stocks                                                                     4              9,419              9,419
   Mortgage loans                                                                       4          3,659,739          2,431,557
   Cash and short-term investments                                                      5            866,556            255,936
   Derivatives                                                                          4            213,021             97,586
   Other invested assets                                                                4            247,523            201,833
                                                                                              ---------------     --------------
               Subtotal, cash and invested assets                                                 26,981,567         21,576,173
Deferred and uncollected premiums                                                       9             10,890             21,034
Investment income due and accrued                                                                    141,964            120,242
Current federal and foreign income tax recoverable                                      7                284             25,081
Net deferred tax asset                                                                  7                 --             66,967
Reinsurance recoverable                                                                              818,566              2,150
Other assets                                                                           15              2,915              5,007
Separate account assets                                                                16          3,475,127          3,094,339
                                                                                              ---------------     --------------
               Total admitted assets                                                          $   31,431,313      $  24,910,993
                                                                                              ===============     ==============
LIABILITIES
   Aggregate reserve for life policy and contracts                                            $   14,634,211      $  19,670,069
   Policy and contract claims                                                                          3,811              6,143
   Funds held under affiliate reinsurance treaty with unauthorized reinsurers                     10,253,113            170,191
   Transfers to separate accounts due or accrued                                                        (749)              (313)
   Asset valuation reserve                                                                           153,170             79,339
   Interest maintenance reserve                                                                       88,258            136,877
   Net deferred tax liability                                                           7              1,476                 --
   Reinsurance payable                                                                               868,943            (29,858)
   Other liabilities                                                                   15            358,470            152,389
   Separate account liabilities                                                        16          3,474,726          3,093,987
                                                                                              ---------------     --------------
               Total liabilities                                                              $   29,835,429      $  23,278,824
                                                                                              ===============     ==============
CAPITAL AND SURPLUS
   Common stock, $2,500 par value per share, 2,000 shares authorized,
     1,000 shares issued and outstanding at 2017 and 2016                                     $        2,500      $       2,500
   Surplus note                                                                        11            365,000            365,000
   Paid in surplus                                                                                   900,553            900,553
   Unassigned surplus                                                                                327,831            364,116
                                                                                              ---------------     --------------
               Total capital and surplus                                                           1,595,884          1,632,169
                                                                                              ---------------     --------------
               Total liabilities, capital and surplus                                         $   31,431,313      $  24,910,993
                                                                                              ===============     ==============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                    Notes          2017             2016            2015
                                                                   ------     --------------    -------------   -------------
REVENUES
   Premiums and annuity considerations                                  8     $  (4,463,194)    $  5,416,246    $  6,772,869
   Net investment income                                                4         1,214,433          881,985         492,431
   Amortization of interest maintenance reserve                                      17,243           29,630          31,362
   Commissions and expense allowances on reinsurance ceded                          195,558           56,650         (28,681)
   Other income                                                        15            23,925           14,239         101,967
                                                                              --------------    -------------   -------------
               Total revenues                                                    (3,012,035)       6,398,750       7,369,948
BENEFITS AND EXPENSES
Benefits paid or provided for:
   Death benefits                                                                   211,523          323,022         341,109
   Annuity payments                                                                 189,671          193,508         157,746
   Accident and health claims                                                         7,936            9,111           9,867
   Interest and other payments on policy funds                                       36,248            6,614           3,500
   Surrender benefits                                                               762,544          419,739         345,691
   Change in policy reserves, deposit funds and other
     contract liabilities                                                        (5,421,445)       4,792,713       4,654,496
                                                                              --------------    -------------   -------------
               Total benefits                                                    (4,213,523)       5,744,707       5,512,409
Net transfers to separate accounts                                     16                64              (77)      1,200,864
Commissions                                                                         271,089          304,415         351,601
General insurance expenses                                                          208,768          189,344         153,530
Taxes, licenses and fees                                                             10,728           11,624           7,908
Change in loading expenses                                                           (1,484)          (2,431)           (419)
Other expenses                                                         15           367,497           15,978          11,474
                                                                              --------------    -------------   -------------
               Total benefits and expenses                                       (3,356,861)       6,263,560       7,237,367
                                                                              --------------    -------------   -------------
Net gain from operations before federal income taxes
   and realized capital losses                                                      344,826          135,190         132,581
Federal and foreign income taxes                                        7            20,571           28,305          42,201
                                                                              --------------    -------------   -------------
Net gain from operations before realized capital gains                              324,255          106,885          90,380
                                                                              --------------    -------------   -------------
Net realized capital gains (losses), net of tax and
   transfers to interest maintenance reserve                            4            27,848          (23,005)         (6,727)
                                                                              --------------    -------------   -------------
               Net income                                                     $     352,103     $     83,880    $     83,653
                                                                              ==============    =============   =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                                                           Total
                                                                                                          Capital
                                               Capital      Paid in        Surplus      Unassigned          and
                                                Stock       Surplus         Notes         Surplus         Surplus
                                              --------    ----------     ----------     -----------    -------------
Balance at December 31, 2014                  $ 2,500     $  500,553     $       --     $  301,902     $    804,955
   Net income                                      --             --             --         83,653           83,653
   Change in unrealized capital loss               --             --             --           (154)            (154)
   Change in unrealized foreign
     exchange capital gain                         --             --             --           (597)            (597)
   Change in net deferred income tax               --             --             --         15,950           15,950
   Change in non-admitted assets                   --             --             --         (1,733)          (1,733)
   Change in surplus in separate accounts          --             --             --           (239)            (239)
   Change in asset valuation reserve               --             --             --        (14,680)         (14,680)
   Capital contribution                            --        325,000             --             --          325,000
   Dividend to stockholders                        --             --             --             --               --
   Suplus note                                     --             --             --             --               --
   Prior year reserve correction                   --             --             --        (18,032)         (18,032)
                                              --------    ----------     ----------     -----------    -------------
Balance at December 31, 2015                  $ 2,500     $  825,553     $       --     $  366,070     $  1,194,123
   Net income                                      --             --             --         83,880           83,880
   Change in unrealized capital loss               --             --             --         (3,726)          (3,726)
   Change in unrealized foreign
     exchange capital gain                         --             --             --             25               25
   Change in net deferred income tax               --             --             --         13,848           13,848
   Change in non-admitted assets                   --             --             --            907              907
   Change in surplus in separate accounts          --             --             --            227              227
   Change in asset valuation reserve               --             --             --         (7,115)          (7,115)
   Capital contribution                            --         75,000             --             --           75,000
   Dividend to stockholders                        --             --             --        (90,000)         (90,000)
   Suplus note                                     --             --        365,000             --          365,000
                                              --------    ----------     ----------     -----------    -------------
Balance as of December 31, 2016               $ 2,500     $  900,553     $  365,000     $  364,116     $  1,632,169
   NET INCOME                                      --             --             --        352,103          352,103
   CHANGE IN UNREALIZED CAPITAL GAIN               --             --             --         25,432           25,432
   CHANGE IN UNREALIZED FOREIGN
     EXCHANGE CAPITAL GAIN                         --             --             --            (14)             (14)
   CHANGE IN NET DEFERRED INCOME TAX               --             --             --        (49,602)         (49,602)
   CHANGE IN NON-ADMITTED ASSETS                   --             --             --         (1,567)          (1,567)
   CHANGE IN SURPLUS IN SEPARATE
     ACCOUNTS                                      --             --             --             69               69
   CHANGE IN ASSET VALUATION RESERVE               --             --             --        (73,831)         (73,831)
   CHANGE IN SURPLUS AS A RESULT OF
     REINSURANCE                                   --             --             --         15,124           15,124
   DIVIDEND TO STOCKHOLDERS                        --             --             --       (315,000)        (315,000)
   CHANGE IN SURPLUS DUE TO
     CEDED UNREALIZED GAINS                        --             --             --         (9,461)          (9,461)
   PRIOR YEAR RESERVE CORRECTION                   --             --             --         20,462           20,462
                                              --------    ----------     ----------     -----------    -------------
BALANCE AS OF DECEMBER 31, 2017               $ 2,500     $  900,553     $  365,000     $  327,831     $  1,595,884
                                              ========    ==========     ==========     ===========    =============



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars In thousands)


                                                                          2017              2016             2015
                                                                      --------------    -------------    -------------
CASH FROM OPERATIONS
   Premiums and annuity considerations                                $   3,499,481     $  5,406,225     $ 6,764,229
   Net investment income                                                    829,213          635,186          427,119
   Other income                                                              45,151           68,427           73,408
                                                                      --------------    -------------    -------------
              Total receipts from operations                              4,373,845        6,109,838        7,264,756
   Benefit and loss related payments                                        328,835          906,079          843,426
   Net transfers to separate accounts                                           500            2,896          949,164
   Commissions and expenses paid                                            911,185          521,897          546,009
   Federal income taxes paid                                                 61,335           64,432           43,385
                                                                      --------------    -------------    -------------
              Total payments from operations                              1,301,855        1,495,304        2,381,984
                                                                      --------------    -------------    -------------
              Net cash from operations                                    3,071,990        4,614,534        4,882,772
CASH FROM INVESTMENTS
   Proceeds from investments sold, matured or called
     Bonds                                                                7,548,957        5,238,604        4,148,343
     Stocks                                                                  19,000            4,000               --
     Other invested assets                                                  242,680          183,469          184,297
     Mortgage loans                                                         386,332          454,935           82,180
     Miscellaneous Proceeds                                                     581           93,081               --
                                                                      --------------    -------------    -------------
              Total cash proceeds from investments                        8,197,550        5,974,089        4,414,820
   Cost of investments acquired
     Bonds                                                               10,250,043       10,103,943        7,978,381
     Stocks                                                                 123,973           28,750               --
     Other invested assets                                                  574,960          411,915          175,687
     Mortgage loans                                                       1,606,373        1,259,617        1,093,540
                                                                      --------------    -------------    -------------
              Total cost of investments acquired                         12,555,349       11,804,225        9,247,608
     Net increase in policy loans and premium notes                              16              460              257
                                                                      --------------    -------------    -------------
              Net cash used for investments                              (4,357,815)      (5,830,596)      (4,833,045)
CASH FROM FINANCING AND OTHER SOURCES
     Surplus note                                                                --          365,000               --
     Capital and paid in surplus                                                 --           43,137          325,000
     Net deposits on deposit-type contracts                                 417,273          550,184             (455)
     Dividends to stockholders                                              224,240           (5,786)              --
     Net change in funds held for reinsurers                              1,489,639               --            6,169
     Net change in derivative collateral and repurchase agreements          121,657               --               --
     Other cash (applied) provided                                           92,116          (16,915)         (10,290)
                                                                      --------------    -------------    -------------
              Net cash from financing and other sources                   1,896,445          935,620          320,424
                                                                      --------------    -------------    -------------
   Net change in cash and short-term investments                            610,620         (280,442)         370,151
   Beginning of the year                                                    255,936          536,378          166,227
                                                                      --------------    -------------    -------------
   End of the year                                                    $     866,556     $    255,936     $   536,378
                                                                      ==============    =============    =============
SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
     Non-cash capital and paid in surplus                                        --           31,863               --
     Non-cash dividends to stockholders                                      90,760           84,214               --



 The accompanying notes are an integral part of these financial statements.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





1.    ORGANIZATION AND NATURE OF OPERATIONS

Forethought Life Insurance Company ("FLIC" or "the Company") is a stock life insurance company organized under the provisions of the laws of the state of Indiana. The Company is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited ("GAFG"), a Bermuda company. GAFG is partially owned by the Goldman Sachs Group, Inc. ("GS"). Prior to December 29, 2017, the Company was owned by Commonwealth Annuity, a 95% owner, and Forethought Services LLC ("FFSI"), a 5% owner.

The Company sells preneed and final expense life insurance, variable and fixed annuities. The Company is licensed in 49 states, the District of Columbia and Puerto Rico. Since its inception, FLIC has marketed nonparticipating individual and group life insurance products used to fund prearranged funerals. FLIC's life insurance products are sold by independent agents typically associated with funeral homes or cemeteries, and other funeral home representatives. Beginning in 2007, the Company began to market fixed indexed annuities through independent marketing organizations, and in 2008 the Company began to market preneed and final expense policies. In 2010, the Company began to market Medicare supplement insurance, and prior to December 31, 2014, the Company sold Medicare Supplement Insurance.


2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Indiana ("Indiana SAP"), which differ in some respects from accounting principles generally accepted in the United States of America ("GAAP"). Prescribed statutory accounting practices ("SAP") include publications of the National Association of Insurance Commissioners "Accounting Practices and Procedures Manual" ("NAIC SAP"), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

- Bonds which are "available-for-sale" or "trading" are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

- Derivatives are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

- The Asset Valuation Reserve ("AVR") is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;

- The Interest Maintenance Reserve ("IMR") is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

- Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

- Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, instead of using experience-based expense, interest, morbidity, mortality and voluntary withdrawal assumptions, with provision made for adverse deviation or the fair value method as elected with the closed block and no lapse guarantee products under GAAP;

- Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




- Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

- Under NAIC SAP, certain items are designated as "non-admitted" assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents' balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

- Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary's underlying statutory capital and surplus as unamortized goodwill on the parent company's books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

- Under GAAP accounting, Value of Business Acquired (VOBA) represents the difference between estimated fair value of insurance and reinsurance contracts acquired in a business combination and the carrying value of the purchased in-force insurance contract liabilities. For most products, VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits from surrender charges, investment income, hedges, mortality, net of reinsurance ceded and expense margins and actual realized gains and losses on investments. For UL products with secondary guarantees, VOBA is amortized in relation to the emergence of death benefits, and for most traditional life products, VOBA is amortized in relation to the pattern of U.S. GAAP reserves. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

- Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

- Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

- Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company has elected to carry the funds withheld assets at amortized cost;

- Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

- Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of the subsidiaries is recorded as other invested assets and investment in common stocks of affiliated entities.

- Surplus notes are instruments which have characteristics of both debt and equity, and are subject to strict control by the reporting entity's domiciliary regulator. Under NAIC SAP, surplus notes issued by a reporting entity are classified as an increase to surplus, and accrued interest payable is recognized only when approval to pay such interest has been obtained by the regulator. Under GAAP, surplus notes are classified as debt, and interest payable is incurred on a straight-line basis.

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




USE OF ESTIMATES
The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

INVESTMENTS
BONDS
The NAIC classifies bonds into six quality categories. These categories range from 1 (the highest) to 5 (the lowest) for non-defaulted bonds, and category 6 for bonds in default. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities ("LBASS"), are stated at amortized cost using the modified scientific method, or fair value in accordance with the "Purposes and Procedures Manual ("P & P Manual") of the NAIC Capital Markets and Investment Analysis Office" ("CMIAO"). Fair values are measured in accordance with the Statements of Statutory Accounting Principles ("SSAP") No. 100 Fair Value Measurements ("SSAP No. 100"). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments using current cash flow assumptions.

The NAIC has contracted with PIMCO and Blackrock, for non-agency RMBS and Commercial Mortgage Backed Securities ("CMBS"), to provide expected loss information, which the Company uses to determine the appropriate NAIC designations for accounting, and risk-based capital ("RBC") calculations.

COMMON STOCK
Unaffiliated common stocks are reported at fair value based on quoted market prices or determined internally utilizing available market data and financial information pertaining to the underlying company. The related net unrealized gains or losses are reported in unassigned surplus. The related adjustment for federal income taxes is included in deferred income taxes in unassigned surplus.

MORTGAGE LOANS
Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans ("CMLs") acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




FINANCIAL INSTRUMENTS AND DERIVATIVES
In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded"). Exchange-traded derivatives are transacted through a regulated exchange via clearing merchants. By incorporating the clearinghouse and its guarantees of counterparty performance, credit risk is mitigated.

The Company primarily uses OTC derivatives to hedge its exposure to fixed annuity and preneed products. Some annuity products provide policy holders the potential return that is linked to the market while some preneed products provide death benefits with growth rates determined by various consumer price indexes ("CPI"). Fixed index annuity contracts credit interest based on certain indices, primarily the Standard & Poor's 500 Composite Stock Price Index. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. For life products whose death benefit growth rate is determined by various consumer price indexes "CPI", the Company has hedged this risk by entering into CPI swaps. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts. The Company considers these derivatives to be effective hedges in accordance with SSAP No. 86, DERIVATIVES ("SSAP 86"). Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

LOW INCOME HOUSING CREDITS
The Company holds investments in Low Income Housing Tax Credits with 10 years remaining of unexpired tax credits and with a required holding period of 15 years.

OTHER INVESTED ASSETS
Other invested assets consist of investment in a partnerships, joint ventures and LLC's. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

INVESTMENT INCOME
Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

CAPITAL GAINS AND LOSSES
Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The IMR establishes a reserve for realized gains and losses, net of tax, resulting from changes in interest rates on short and long term fixed income investments. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted. Net realized gains and losses charged to the IMR are amortized into revenue over the remaining life of the investment sold.

Changes in non-admitted asset carrying amounts of bonds and mortgages on real estate are credited directly to unassigned surplus.

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLC's) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for other-than temporarily impairment ("OTTI"). The Company considers several factors when determining if a security is other-than-temporarily impairment, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer's ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers' credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

RECOGNITION OF PREMIUM INCOME AND ACQUISITION COSTS
Preneed premiums are recognized as income over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts, such as supplemental contracts, dividend accumulations, and premium and other deposit funds are recorded as a liability when received. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts

DEPOSIT ACCOUNTING
In accordance with SSAP No. 61R, LIFE, DEPOSIT-TYPE AND ACCIDENT AND HEALTH REINSURANCE ("SSAP 61R") and Actuarial Guidance A791 "Life and Health Reinsurance Contracts", deposits and returns of deposits are recorded directly on the balance sheet with an offset to surplus, instead of carried through the Statements of Operations. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are re-categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables / receivables.

MODIFIED COINSURANCE AND FUNDS WITHHELD RESERVE ADJUSTMENT
In accordance with SSAP No. 61R, the cedant retains invested assets supporting ceded reserves for modified coinsurance or funds withheld coinsurance. The counterparties settle the statutory net income. The significant contributors to this settlement are premiums, transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio and other investment returns.

POLICY AND CONTRACT CLAIMS
The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




INSURANCE RESERVES AND ANNUITY AND OTHER FUNDS
RESERVING PRACTICES
Reserves for life insurance policies are based on amount of insurance, issue age, duration, and premium paying pattern. Interest rates range from 3.0% to 5.5%, depending on the date of policy issue. The majority of reserves are calculated using the 1980 CSO Mortality Table. Tabular interest on funds not involving life contingencies have been determined by formula as described in the NAIC Annual Statement Instructions.

Reserves for a majority of the annuity contracts are determined in accordance with Commissioners' Annuity Reserve Valuation Method ("CARVM"). Valuation interest rates range from 3.0% to 6.25% based on the date of issue. The majority of reserves are calculated using the Annuity 2000 mortality table.

All policies issued by the Company had gross premiums in excess of net premiums.

Substandard policies are reserved in relation to net amount at risk.

FEDERAL INCOME TAXES
Deferred federal income taxes are calculated as defined by SSAP No. 101, INCOME TAXES ('SSAP No. 101"). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, ceding commissions, tax credit carryforwards, and net operating loss and capital loss carryforwards.

SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity and variable life insurance contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in Other Income in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method ("VACARVM") under Actuarial Guideline 43 ("AG 43").

TRANSFERS FROM SEPARATE ACCOUNTS DUE OR ACCRUED, AND ACCRUED EXPENSE
     ALLOWANCE
The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit ("GMDB") charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserves cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

GUARANTY FUND ASSESSMENTS
Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

RECENT ACCOUNTING STANDARDS
Effective for periods ending December 31, 2017, the Statutory Accounting Principles Working Group made amendments to SSAP 2R, CASH, CASH EQUIVALENTS, DRAFTS, AND SHORT-TERM INVESTMENTS, such that class one money market funds, which had previously been categorized as short-term investments, are prospectively categorized as cash equivalents. The Company has reflected such investments as cash equivalents in December 31, 2017 balances.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




In November, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP100 -- FAIR VALUE, to allow net asset value (NAV) per share as a practical expedient to fair value either when specifically named in a SSAP or when specific conditions exist. This revision adopts, with modification, applicable GAAP guidance, allowing consistency in reporting for when FASB allows use of NAV. This guidance is effective commencing January 1, 2018, and the Company will prepare to adopt these revisions in the 2018 financial statements.

In June, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP37 -- MORTGAGE LOANS, which requires the disclosure to include both participant and a co-lender in a mortgage loan. This guidance was effective on the adoption date. The Company has no investments which were impacted by this guidance.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP26 -- BONDS, to remove SVO-identified instruments from the definition of a bond and provide separate guidance for these instruments. The Company shall report these at fair value, unless a systematic value approach is adopted. However, once a systematic approach is adopted the Company may not return to fair value. This guidance is effective commencing December 31, 2017. For the year ended December 31, 2017, the Company has elected to not use a systematic value measurement methodology, but expects to elect a systematic value measurement methodology for such securities in 2018.

In April, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP69 -- STATEMENT OF CASH FLOW, to clarify the classification of certain cash receipts and cash payments. The Company must elect a method for classifying distributions received from Equity Method Investees including Nature of Distribution Approach. Returns on investments are classified as cash flows from operating activities and return of investments are classified as cash flows from investing activities. This guidance was effective on the adoption date. There is no impact on the Company's financial information based upon the clarified guidance.

In March, 2017, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP35R -- GUARANTY FUND AND OTHER ASSESSMENTS, which requires discounting of long-term care guaranty fund assessments and related assets. This guidance is effective for reporting periods after January 1, 2017. There is no material impact on the Company based upon the new guidance.

In June, 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP26 -- BONDS, to clarify accounting recognition of prepayment penalties or acceleration fees on callable bonds. Companies shall recognize net investment income for prepayment penalties representing the excess of consideration over the par value of the settled callable bonds. Additionally, companies shall recognize a realized gain or loss representing the difference between the par value and the carrying value of the bond. This guidance was effective commencing January 1, 2017, and the Company has implemented the clarified guidance and disclosed required information related to prepayment penalties in the 2017 financial statements.

Certain previously reported amounts have been reclassified to conform to the current year presentation.

CORRECTION OF ERRORS
The Company discovered reporting errors for the prior period during a conversion of the Company's valuation system. The impact of these errors, totaling $20,462, after tax, has been reported as an adjustment to opening surplus per SSAP No. 3, ACCOUNTING CHANGES AND CORRECTIONS OF ERRORS.


3.    PRESCRIBED AND PERMITTED ACCOUNTING PRACTICES

The Indiana Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Indiana for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Indiana Insurance Law. The NAIC's Accounting Practices & Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Indiana. The commissioner of the Indiana Department (the "Commissioner") has the right to permit other specific practices that deviate from prescribed practices.

The Company, with the permission of the Commissioner, uses the Plan Type A discount rate with a guaranteed duration of less than five years under Actuarial Guideline 33 (AG33) on the entire in-force block of annuities with Guaranteed Minimum Withdrawal Benefits issued prior to October 1, 2013. By definition, AG33 would require the defined payments of the Guaranteed Lifetime Income Benefit (GLIB) benefit stream to be discounted using the Type B or Type C rate until the policy's contract value is exhausted and the additional payments to be discounted using the Type A rate.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The differences between NAIC SAP and Indiana SAP relate to reserve valuation prescribed by AG33. The differences are reflected in "increase in reserves for future policy benefits" for net income, and in "reserves for future policy benefits" for surplus.

A reconciliation of the Company's net income and capital and surplus between the practices prescribed and permitted by the State of Indiana and NAIC SAP is shown below:

                                                                                          DECEMBER 31,
                                                                      -----------------------------------------------------
                                                                          2017                2016                2015
                                                                      -------------       -------------       -------------
Net income, Indiana basis                                             $    352,103        $     83,880        $     83,653

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (17,343)               (409)               (417)
                                                                      -------------       -------------       -------------
            Net income, NAIC statutory accounting practices           $    334,760        $     83,471        $    (84,070)
                                                                      =============       =============       =============

Statutory surplus, Indiana basis                                      $  1,595,884        $  1,632,169        $  1,194,123

Indiana permitted practice:

      State permitted practices that increase /
        (decrease) NAIC SAP                                                (28,256)            (10,913)            (10,660)
                                                                      -------------       -------------       -------------
            Statutory surplus, NAIC statutory
              accounting practices                                    $  1,567,628        $  1,621,256        $  1,183,463
                                                                      =============       =============       =============

4.    INVESTMENTS

BONDS
BOOK ADJUSTED/CARRYING VALUES AND FAIR VALUES
The book adjusted/carrying value and fair value of investment in bonds and short term investments are as follows:

                                                                        DECEMBER 31, 2017
                                                    -------------------------------------------------------
                                                        BOOK/
                                                      ADJUSTED         GROSS         GROSS
                                                      CARRYING      UNREALIZED    UNREALIZED
                                                        VALUE          GAINS        LOSSES      FAIR VALUE
                                                    ------------   -----------   -----------   ------------
BONDS AND SHORT TERM INVESTMENTS
  U.S. GOVERNMENT SECURITY OBLIGATIONS              $     12,165    $     485     $    (292)   $     12,358
  ALL OTHER GOVERNMENTS                                   72,381        4,314            (5)         76,690
  STATES AND POLITICAL SUBDIVISIONS                       98,819        4,421          (586)        102,653
  SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS                               1,035,121       62,364        (2,510)      1,094,975
  HYBRID                                                      --           --            --              --
  INDUSTRIAL AND MISCELLANEOUS                        20,570,305      843,536       (74,068)     21,339,774
  PARENT, SUBSIDIARIES AND AFFILIATES                         --           --            --              --
  U.S. STATES, TERRITORIES AND POSSESSIONS                    --           --            --              --
  ETF BONDS                                               50,144           76            --          50,220
                                                    ------------   -----------   -----------   ------------
TOTAL BONDS                                           21,838,935      915,196       (77,461)     22,676,670
  SHORT-TERM INVESTMENTS                                 553,054        1,277            --         554,331
                                                    ------------   -----------   -----------   ------------
TOTAL BONDS AND SHORT TERM INVESTMENTS              $ 22,391,989    $ 916,473     $ (77,461)   $ 23,231,001
                                                    ============   ===========   ===========   ============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                December 31, 2016
                                                         --------------------------------------------------------------

                                                              Book/
                                                            Adjusted          Gross           Gross
                                                            Carrying       Unrealized      Unrealized
                                                              Value           Gains          Losses         Fair Value
                                                         -------------     -----------     -----------    -------------
Bonds and Short Term Investments
   U.S. government security obligations                  $       9,226      $     523      $     (227)    $       9,522
   All other governments                                        48,260            290            (723)           47,827
   States and political subdivisions                         1,051,760         55,592         (15,509)        1,091,843
   Special revenue and special assessment obligations        6,295,720        140,997        (110,486)        6,326,231
   Industrial and miscellaneous                             11,128,476        163,189        (191,119)       11,100,546
   ETF Bonds                                                     5,000             39              --             5,039
                                                         -------------     -----------     -----------    -------------
Total bonds                                                 18,538,442        360,630        (318,064)       18,581,008
   Short-term investments                                      168,199             --              --           168,199
                                                         -------------     -----------     -----------    -------------
Total bonds and short term investments                   $  18,706,641      $ 360,630      $ (318,064)    $  18,749,207
                                                         =============     ===========     ===========    =============

The book adjusted/carrying value and fair value of bonds by contractual maturity at December 31, 2017 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in the category representing their stated maturity.

                                                                                             BOOK/
                                                                                           ADJUSTED
                                                                                           CARRYING
                                                                                             VALUE        FAIR VALUE
                                                                                        -------------    ------------
Due in one year or less                                                                 $     342,518    $    342,779
Due after one year through five years                                                       1,527,090       1,539,858
Due after five years through ten years                                                      1,721,977       1,740,262
Due after ten years                                                                         2,943,469       3,178,698
Mortgage backed and asset backed securities                                                15,856,934      16,429,403
                                                                                        -------------    ------------
              Total                                                                     $  22,391,988    $ 23,231,000
                                                                                        =============    ============

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





The following tables provide information about the Company's bonds that have been continuously in an unrealized loss position:

                                                                DECEMBER 31, 2017
                                  ----------------------------------------------------------------------------
                                   LESS THAN OR EQUAL TO          GREATER THAN
                                       TWELVE MONTHS              TWELVE MONTHS                 TOTAL
                                  ------------------------  ------------------------  ------------------------
                                                   GROSS                     GROSS                     GROSS
                                                UNREALIZED                UNREALIZED                UNREALIZED
                                  FAIR VALUE      LOSSES    FAIR VALUE      LOSSES    FAIR VALUE      LOSSES
                                  -----------  -----------  -----------  -----------  -----------  -----------
BONDS:
  UNITED STATES GOVERNMENT        $     4,907   $     (92)  $     4,814   $    (200)  $     9,721   $    (292)
  ALL OTHER GOVERNMENTS                 2,220          (5)           --          --         2,220          (5)
  STATES AND POLITICAL
    SUBDIVISIONS                        1,929         (22)       11,436        (564)       13,365        (586)
  SPECIAL REVENUE AND SPECIAL
  ASSESSMENT OBLIGATIONS              127,202      (1,865)       29,251        (645)      156,453      (2,510)
  PARENT, SUBSIDIARIES AND
    AFFILIATES                             --          --            --          --            --          --
  U.S. STATES, TERRITORIES AND
    POSSESSIONS                            --          --            --          --            --          --
  INDUSTRIAL AND MISCELLANEOUS      4,122,603     (30,315)    1,508,739     (43,752)    5,631,341     (74,068)
                                  -----------  -----------  -----------  -----------  -----------  -----------
      TOTAL BONDS                 $ 4,258,861   $ (32,300)  $ 1,554,240   $ (45,161)  $ 5,813,101   $ (77,461)
                                  ===========  ===========  ===========  ===========  ===========  ===========

                                                                       December 31, 2016
                                      -----------------------------------------------------------------------------------

                                         Less than or equal to           Greater than
                                             Twelve Months               Twelve Months                    Total
                                      --------------------------   -------------------------   --------------------------
                                                        Gross                       Gross                        Gross
                                                     Unrealized                  Unrealized                   Unrealized
                                       Fair Value      Losses      Fair Value      Losses       Fair Value      Losses
                                      -----------    -----------   -----------   -----------   ------------   -----------
Bonds:
   United States government           $     5,180    $     (198)   $       848   $      (29)   $     6,028    $     (227)
   All other governments                   32,711          (723)        32,711         (723)
   States and political subdivisions      270,622        (9,677)        41,057       (5,832)       311,679       (15,509)
   Special revenue and special
   assessment obligations               2,733,476       (97,559)       195,874      (12,928)     2,929,350      (110,487)
   Industrial and miscellaneous         3,742,341       (81,498)     2,500,784     (109,620)     6,243,125      (191,118)
                                      -----------    -----------   -----------   -----------   ------------   -----------
      Total bonds                     $ 6,784,330    $ (189,655)   $ 2,738,563   $ (128,409)   $ 9,522,893    $ (318,064)
                                      ===========    ===========   ===========   ===========   ============   ===========

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized costs basis is recovered. The Company recognized $12,999 of impairments in 2017 and no impairments in 2016.

As of December 31, 2017 and 2016, the number of securities in an unrealized loss position for over 12 months consisted of 388 and 404, respectively.

In the course of the Company's asset management, no securities have been sold and reacquired within 30 days of the sale date to enhance the Company's yield on its investment portfolio.

The Company did not hold any 5* securities as of December 31, 2017 and December 31, 2016, respectively.

SUBPRIME MORTGAGE RELATED RISK EXPOSURE
While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company's definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company's portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

The Company has indirect subprime exposure through the following investments:

                                                                  DECEMBER 31, 2017
                                                -----------------------------------------------------
                                                                  BOOK /                  OTHER THAN
                                                                 ADJUSTED                  TEMPORARY
                                                              CARRYING VALUE              IMPAIRMENT
                                                                (EXCLUDING                  LOSSES
                                                 ACTUAL COST     INTEREST)    FAIR VALUE  RECOGNIZED
                                                 -----------  --------------  ----------  -----------
LOAN BACKED AND STRUCTURED SECURITIES             $514,698       $ 526,326     $602,484       $--
                                                 -----------  --------------  ----------  -----------
TOTAL                                             $514,698       $ 526,326     $602,484       $--
                                                 ===========  ==============  ==========  ===========

                                                                           December 31, 2016
                                                      ---------------------------------------------------------
                                                                         Book /                      Other Than
                                                                        Adjusted                      Temporary
                                                                     Carrying Value                  Impairment
                                                                       (excluding                      Losses
                                                       Actual Cost      interest)      Fair Value    Recognized
                                                      ------------   --------------    ----------   -----------
Loan backed and structured securities                      $--          $ 639,780      $ 658,114         $--
                                                      ------------   --------------    ----------   -----------
Total                                                      $--          $ 639,780      $ 658,114         $--
                                                      ============   ==============    ==========   ===========

MORTGAGE LOANS
MATURITIES
The maturity distribution for mortgages is as follows:

                                                             YEAR ENDED
                                                            DECEMBER 31,
                                                     -------------------------
                                                        2017        PERCENTAGE
                                                     ----------    -----------
                                2018                 $   57,001        1.56%
                                2019                    240,921        6.58%
                                2020                    442,290       12.09%
                                2021                    290,231        7.93%
                                2022 and thereafter   2,629,296       71.84%
                                                     ----------    -----------
                                Total                $3,659,739      100.00%
                                                     ==========    ===========

REGIONS AND TYPE
The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower's ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, except that as a practical expedient, the impaired value may be based on a loan's observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan's impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company's portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

During 2017, the Company recognized total impairments of $6,071 on mortgage loans, $4,060 of which recorded as a reduction to the carrying value of loans, and $2,011 was established as a loan loss allowance. During 2016 and 2015, no impairments were recorded but the Company had established a loan allowance for mortgage loans as of December 31, 2016 and 2015 in the amount of $4,348 and $395, respectively.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Mortgage loans are collateralized by the underlying properties. Collateral for commercial mortgage loans and residential loans must meet or exceed 125% of the loan at the time the loan is made. The Company grants only commercial and residential loans to customers throughout the United States. The Company has a diversified loan portfolio with no exposure greater than 18.67% of our total exposure in any state at December 31, 2017. The following tables present the Company's CMLs by geographic region and property type:

                                                                 YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------
                                                     2017       PERCENTAGE       2016       PERCENTAGE
                                                  ----------    -----------   ----------    ----------
Atlantic                                          $1,073,149        29.32%     $ 786,260       32.34%
Mountain                                             221,710         6.06%       191,445        7.87%
New England                                          215,214         5.88%       139,076        5.72%
North Central                                        521,511        14.25%       196,958        8.10%
Pacific                                              862,823        23.58%       541,351       22.26%
South Central                                        765,332        20.91%       576,467       23.71%
                                                  ----------    -----------   ----------    ----------
         Total                                    $3,659,739       100.00%     $2,431,557      100.00%
                                                  ==========    ===========   ==========    ==========


The mortgage loans by type are as follows:

                                                                   YEAR ENDED DECEMBER 31,
                                                   -----------------------------------------------------
                                                      2017        PERCENTAGE       2016       PERCENTAGE
                                                   -----------    ----------    ----------    ----------
Retail                                             $   311,383        8.51%     $  265,424       10.92%
Office                                                 647,478       17.69%        432,500       17.79%
Industrial                                             328,234        8.97%        182,741        7.52%
Residential                                          1,109,818       30.33%        828,724       34.08%
Other                                                1,262,826       34.50%        722,168       29.69%
                                                   -----------    ----------    ----------    ----------
         Total                                     $ 3,659,739      100.00%     $2,431,557      100.00%
                                                   ===========    ==========    ==========    ==========


In 2017 the minimum and maximum rates of interest received for commercial and residential loans were 3.00% and 5.35%. The maximum percentage of any one loan to the value of the security at the time of the loan was 86.81%. In 2016, the minimum and maximum rates of interest received for commercial loans were 1.00% and 12.75%. In 2015, the minimum and maximum rates of interested received for commercial loans were 1.00% and 9.95%.

DERIVATIVES AND HEDGING ACTIVITIES
The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company also owns the currency and CPI swaps to hedge the currency and inflation risk. The Company mitigates the adverse market and general business risk by entering into equity index futures and total return swaps. The Company receives collateral from its derivative counterparties to limit credit risk.

The Company's derivative portfolio consists of equity index call options and spreads to hedge equity exposure associated with Equity Indexed Annuities underwritten. The Company utilizes the CPI swaps to hedge the exposure to inflation risk associated with its prefunded funeral insurance business. The Company entered into currency swaps to limit its currency exposure from GBP denominated assets. The Company limits the adverse market and general business risk by entering into equity index futures, swaptions and total return swaps. The total carrying values of derivative assets were $213,021 and $97,586 as of December 31, 2017 and 2016, respectively.

The Company's derivatives meet the criteria for effective hedges in accordance with SSAP No.86. Under such treatment, the equity index options are marked to market, with changes in unrealized gains or losses reported as a component of net investment income. Upon expiry, the difference between the cash proceeds and cost is also recognized as a component of net investment income. The CPI swaps are carried at book value consistent with the hedged liabilities. The FX unrealized gains or losses on currency swaps are recoded consistent with the GBP bonds hedged. The total net investment income recognized from derivative instruments were $141,246 as of December 31, 2017, of which, equity index options generated $143,849 net investment income.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The current credit exposure of the Company's over the counter derivative contracts is limited to the fair value of $188,119 as of December 31, 2017. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collaterals of $190,198 from counterparties as of December 31, 2017. In the event of the nonperformance by the counterparties, the Company has the right to the collaterals pledged by counterparties. The exchange-traded futures are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged were as follows:

                                                                            AS OF DECEMBER 31, 2017
                                                                   ----------------------------------------
                                                                    DERIVATIVE    DERIVATIVE     NOTIONAL
RISK HEDGED                                                           ASSETS      LIABILITIES     AMOUNTS
------------------------------------------                         -----------    -----------   -----------
EQUITY/INDEX                                                        $ 211,411      $     --     $ 5,509,051
INFLATION                                                                  --        22,919         180,540
CURRENCY                                                                1,237            --           9,379
INTEREST RATES                                                            518            --         215,000
ADVERSE MARKET                                                             --           144             412
                                                                   -----------    -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                          $ 213,166      $ 23,064     $ 5,914,382
                                                                   ===========    ===========   ===========


OFFSET PER SSAP NO. 64                                                    144          (144)
                                                                   -----------    -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                            $ 213,021      $ 22,919
                                                                   ===========    ===========


                                                                                       As of December 31, 2016
                                                                              -----------------------------------------
                                                                              Derivative     Derivative      Notional
Risk Hedged                                                                     Assets       Liabilities      Amounts
------------------------------------------                                    ----------     -----------   ------------
Equity/Index                                                                   $ 95,622       $     --     $ 4,135,156
Inflation                                                                            --         23,242         194,740
Currency                                                                          1,964             --           8,638
                                                                              ----------     -----------   ------------
Gross fair value of derivative instruments                                     $ 97,586       $ 23,242     $ 4,338,534
                                                                              ==========     ===========   ============


Offset per SSAP No. 64                                                               --             --
                                                                              ----------     -----------
Net fair value of derivative instruments                                       $ 97,586       $ 23,242
                                                                              ==========     ===========


The fair value of the derivative assets and liabilities by instruments were as follows:

                                                                            AS OF DECEMBER 31, 2017
                                                                   ----------------------------------------
                                                                    DERIVATIVE    DERIVATIVE     NOTIONAL
DERIVATIVE INSTRUMENTS                                                ASSETS      LIABILITIES     AMOUNTS
------------------------------------------                         -----------    -----------   -----------
CPI SWAPS                                                           $      --      $ 22,919     $   180,540
CURRENCY SWAPS                                                          1,237            --           9,379
OTC OPTIONS                                                           209,428            --       5,434,193
SWAPTIONS                                                                 518            --         215,000
TOTAL RETURN SWAPS                                                         --           144             412
FUTURES                                                                 1,983            --          74,858
                                                                   -----------    -----------   -----------
GROSS FAIR VALUE OF DERIVATIVE INSTRUMENTS                          $ 213,166      $ 23,064     $ 5,914,382
                                                                   ===========    ===========   ===========


OFFSET PER SSAP NO. 64                                                    144          (144)
                                                                   -----------    -----------
NET FAIR VALUE OF DERIVATIVE INSTRUMENTS                            $ 213,021      $ 22,919
                                                                   ===========    ===========


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                        As of December 31, 2016
                                                                               -----------------------------------------
                                                                               Derivative     Derivative      Notional
Derivative Instruments                                                           Assets       Liabilities      Amounts
------------------------------------------                                     ----------     -----------   ------------
CPI Swaps                                                                       $     --       $ 23,242     $   194,740
Currency Swaps                                                                     1,964             --           8,638
OTC Options                                                                       95,622             --       4,135,156
                                                                               ----------     -----------   ------------
Gross fair value of derivative instruments                                      $ 97,586       $ 23,242     $ 4,338,534
                                                                               ==========     ===========   ============


Offset per SSAP No. 64                                                                --             --
                                                                               ----------     -----------
Net fair value of derivative instruments                                        $ 97,586       $ 23,242
                                                                               ==========     ===========


The Company's off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement ("CSA"). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by derivative custodian BNY.

As of December 31, 2017 and 2016, the Company had collateral cash on deposit at BNY with a fair value of $8,363, and $8,923 respectively.

OTHER INVESTMENTS
OTHER INVESTED ASSETS
Other invested assets on the Company's Statements of Admitted Assets, Liabilities, Capital and Surplus consist of term notes and loans, interests in LLCs and partnerships, low income housing tax credits and derivatives. The carrying value of these investments for the years ended December 31, were as follows:

                                                                                       YEAR ENDED DECEMBER 31,
                                                                                     --------------------------
                                                                                        2017            2016
                                                                                     ---------        ---------
Term notes and loans                                                                 $  93,399        $ 146,557
LLCs and partnerships                                                                   82,128           20,255
Other                                                                                   60,242           21,381
Low income housing tax credits                                                          11,754           13,640
                                                                                     ---------        ---------
          Total                                                                      $ 247,523        $ 201,833
                                                                                     =========        =========

CASH AND SHORT-TERM INVESTMENTS
Cash and short-term investments held at December 31, were as follows:

                                                                                      YEAR ENDED DECEMBER 31,
                                                                                    -------------------------
                                                                                       2017            2016
                                                                                    ---------        --------
Cash and cash Equivalents                                                           $ 313,502        $ 87,737
Short-term Investments                                                                553,054         168,199
                                                                                    ---------        --------
          Total                                                                     $ 866,556        $255,936
                                                                                    =========        ========

RESTRICTED ASSETS
Restricted assets at December 31, were as follows:

                                                                                           YEAR ENDED DECEMBER 31,
                                                                                         ---------------------------
                                                                                             2017           2016
                                                                                         ------------    -----------
FHLB capital stock                                                                       $     59,175    $    41,400
Pledged collateral to FHLB                                                                  1,863,834      1,514,971
Pledged collateral, other                                                                      60,868         50,564
On deposit with states                                                                          6,181          6,482
                                                                                         ------------    -----------
          Total                                                                          $  1,990,058    $ 1,613,417
                                                                                         ============    ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





PROCEEDS, NET INVESTMENT INCOME AND CAPITAL GAINS AND LOSSES
Proceeds from the sale of bonds (including maturities, paydowns and other redemptions) and related capital gains and losses were as follows:

                                                                                    YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------
                                                                             2017            2016           2015
                                                                          ------------   ------------    ------------
Proceeds                                                                  $ 5,697,627     $5,326,818     $ 4,148,343
                                                                          ============   ============    ============
Gross realized gains                                                          203,192        106,578          68,810
Gross realized losses                                                         (68,627)      (100,014)        (55,647)
                                                                          ------------   ------------    ------------
          Total realized gains                                            $   134,565     $    6,564     $    13,163
                                                                          ============   ============    ============

Major categories of net investment income are summarized below:

                                                                                   YEAR ENDED DECEMBER 31,
                                                                           ---------------------------------------
                                                                               2017          2016          2015
                                                                           -------------   ----------   ----------
Mortgage loans                                                             $    141,904    $  96,240    $  52,661
Interest on bonds and term notes and loans                                      956,457      757,205      532,466
Short-term investments                                                            7,987        1,292           94
Derivative instruments                                                          141,246       20,892      (96,511)
Other investment income                                                           9,292       17,110       17,170
                                                                           -------------   ----------   ----------
Gross investment income                                                       1,256,887      892,739      505,880
Less: investment expenses                                                       (42,454)     (10,755)     (13,449)
                                                                           -------------   ----------   ----------
Net investment income before IMR amortization                                 1,214,433      881,984      492,431
IMR amortization                                                                 17,243       29,630       31,362
                                                                           -------------   ----------   ----------
          Net investment income after IMR amortization                     $  1,231,676    $ 911,614    $ 523,793
                                                                           =============   ==========   ==========

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2017, 2016 and 2015.

The Company did not have any due and accrued amounts over 90 days past due to exclude from capital and surplus at December 31, 2017, 2016, and 2015.

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

                                                                                              YEAR ENDED DECEMBER 31,
                                                                                      --------------------------------------
                                                                                         2017           2016         2015
                                                                                      -----------    ----------    ---------
Realized gains
Bonds                                                                                 $  134,565     $   6,564     $ 13,163
Other invested assets                                                                     (2,619)        2,273          509
                                                                                      -----------    ----------    ---------
Total realized gains on investments                                                      131,946         8,837       13,672
Less amount transferred to IMR (net of related taxes of of $20,751
   in 2017 and $6,961 in 2016 and $2,865 in 2015)                                         38,537        16,173       11,397
                                                                                      -----------    ----------    ---------
Total realized gains (losses) on investments                                              93,409        (7,336)       2,275
Federal income tax expense                                                                65,560        15,669        9,002
                                                                                      -----------    ----------    ---------
           Net realized gains (losses), less amount transferred to IMR                $   27,848     $ (23,005)    $ (6,727)
                                                                                      ===========    ==========    =========

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates: the ability and intent to hold the investment to maturity, the issuer's overall financial condition, the issuer's credit and financial strength ratings, the issuer's financial performance including earnings trends, dividend payments, and asset quality. A weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer's securities remains below cost, and with respect to fixed maturity investments, any factors that might raise doubt about the issuer's ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company recognized total impairments of $6,071 on mortgage loans during 2017 and no impairments for the years ended December 31, 2016 and 2015. As of December 31, 2017, 2016 and 2015, the Company had no loan-backed securities where the present value of cash flows expected to be less than amortized cost. There were no loan-backed securities with a recognized other-than-temporary impairment held by the Company at December 31, 2017, 2016 and 2015, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan- backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2017 and 2016:

                                                             DECEMBER 31, 2017
                               ---------------------------------------------------------------------------
                                  LESS THAN 12 MONTHS        12 MONTHS OR MORE              TOTAL
                               ------------------------  -----------------------   -----------------------
                                             UNREALIZED               UNREALIZED                UNREALIZED
                                FAIR VALUE     LOSSES    FAIR VALUE     LOSSES     FAIR VALUE     LOSSES
                               -----------  -----------  ----------   ----------   ----------   ----------
Loan-Backed and Structured
  Securities                    $3,037,950    $(22,484)   $887,198     $(26,193)   $3,925,148    $(48,677)
                               ===========  ===========  ==========   ==========   ==========   ==========

                                                                          December 31, 2016
                                         ----------------------------------------------------------------------------------
                                             Less than 12 Months          12 Months or More                 Total
                                         -------------------------   -------------------------   --------------------------
                                                        Unrealized                  Unrealized                  Unrealized
                                          Fair Value      Losses      Fair Value      Losses      Fair Value      Losses
                                         ------------  -----------   -----------   -----------   ------------   -----------
Loan-Backed and Structured
   Securities                             $3,632,282     $(77,058)    $2,387,168    $(108,941)    $6,019,450    $(185,999)
                                         ============  ===========   ===========   ===========   ============   ===========

The company receives certain amounts of prepayment and acceleration fees.

                                                                      GENERAL ACCOUNT     SEPARATE ACCOUNT
                                                                     ----------------    ------------------
1.    Number of CUSIPs                                                      59                    0
2.    Aggregate Amount of Investment Income                                2991                   0

5.    FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

        Basis of Fair Value Measurement

                Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

                Level 2 Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;

                Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

BONDS, PREFERRED AND COMMON STOCKS -- Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analysis, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

CASH AND SHORT-TERM INVESTMENTS -- For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

MORTGAGE LOANS ON REAL ESTATE -- The fair value of mortgage is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

DERIVATIVES -- The Company values the OTC options utilizing the Black-Scholes models with index marks updated daily. The Company's OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

POLICY AND CONTRACT LIABILITIES -- Fair values of the Company's liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e. the cash surrender value).

OTHER INVESTED ASSETS -- The Company values these interests based upon their proportionate share of the underlying GAAP equity of the investment.

FINANCIAL INSTRUMENTS HELD AT FAIR VALUE
As of December 31, 2017 and 2016, the assets carried at fair value were unaffiliated common stock and derivative instruments on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

                                                                                 DECEMBER 31, 2017
                                                                  ----------------------------------------------
                                                                  LEVEL 1      LEVEL 2     LEVEL 3       TOTAL
                                                                  -------    ---------    ---------    ---------
FINANCIAL ASSETS
Common stock                                                      $    --    $  59,175    $ 87,200     $ 146,375
Options                                                                --      209,427          --       209,427
Swaps                                                                  --        1,611          --         1,611
Futures                                                             1,983           --          --         1,983
                                                                  -------    ---------    ---------    ---------
         Total assets at fair value                               $ 1,983    $ 270,213    $ 87,200     $ 359,396
                                                                  =======    =========    =========    =========


                                                                                         December 31, 2016
                                                                          ----------------------------------------------
                                                                           Level 1     Level 2      Level 3       Total
                                                                          --------    ---------     -------    ---------
FINANCIAL ASSETS
Common stock                                                                $ --      $  41,400      $ --      $  41,400
Options                                                                       --         95,622        --         95,622
Swaps                                                                         --          1,964        --          1,964
                                                                          --------    ---------     -------    ---------
          Total assets at fair value                                        $ --      $ 138,986      $ --      $ 138,986
                                                                          ========    =========     =======    =========


TRANSFERS INTO OR OUT OF LEVEL 3
Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company had $87,200 of Level 3 financial assets or liabilities carried at fair value for the year ended December 31, 2017. The Company did not have any level 3 financial assets or liabilities carried at fair value or transfers to level 3 for the year ended December 31, 2016.

                                                     TOTAL     TOTAL
                                                     GAINS     GAINS
                                                      AND       AND
                  BEGINNING                        (LOSSES)  (LOSSES)                                                      ENDING
                   BALANCE   TRANSFERS  TRANSFERS  INCLUDED  INCLUDED                                                      BALANCE
                     AT        INTO      OUT OF     IN NET      IN                                                           AT
                 01/01/2017   LEVEL 3    LEVEL 3    INCOME    SURPLUS   PURCHASES   ISSUANCES    SALES     SETTLEMENTS   12/31/2017
                 ----------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
ASSETS
COMMON STOCK        $ --        $--       $ --       $ --       $--    $ 106,198      $ --     $(19,000)      $ --        $ 87,198
                 ----------  ---------  ---------  --------  --------  ----------  ----------  ---------  ------------  -----------
TOTAL ASSETS        $ --        $--       $ --       $ --       $--    $ 106,198      $ --     $(19,000)      $ --        $ 87,198
                 ==========  =========  =========  ========  ========  ==========  ==========  =========  ============  ===========


                                                         Total     Total
                                                         gains     gains
                                                          and       and
                      Beginning                        (losses)  (losses)                                                   Ending
                       Balance   Transfers  Transfers  included  included                                                   Balance
                         at        into      out of     in Net      in                                                        at
                     01/01/2016   Level 3    Level 3    Income    Surplus   Purchases   Issuances   Sales   Settlements   12/31/2016
                    -----------  ---------  ---------  --------  --------  ----------  ----------  ------  ------------  -----------
Assets
Common Stock            $--         $--       $ --       $ --       $--        $--        $ --      $--        $ --          $ --
                    -----------  ---------  ---------  --------  --------  ----------  ----------  ------  ------------  -----------
Total Assets            $--         $--       $ --       $ --       $--        $--        $ --      $--        $ --          $ --
                    ===========  =========  =========  ========  ========  ==========  ==========  ======  ============  ===========


FAIR VALUE OF ALL FINANCIAL INSTRUMENTS
The aggregate fair value of the Company's financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100, insurance contracts and related policy loans have been excluded.

                                                                                                                        NOT
                                                                                                                    PRACTICABLE
                                    AGGREGATE        ADMITTED                                                        (CARRYING
DECEMBER 31, 2017                  FAIR VALUE         ASSETS         LEVEL 1         LEVEL 2          LEVEL 3         VALUE)
---------------------------    ---------------  ---------------  ------------  ----------------  --------------  --------------
Financial Assets
Bonds                           $    22,676,670  $    21,838,934  $     60,622  $     20,405,153  $    2,210,895        --
Common stock                            146,375          146,375            --            59,175          87,200        --
Preferred stock                           9,951            9,419            --             9,951              --        --
Other invested assets
   (excluding derivatives)              246,942          247,523        51,177            60,183         135,582        --
Short-term investments                  554,330          553,054         1,500                --         552,830        --
Cash and cash equivalents               313,502          313,502       313,502                --              --        --
Derivative assets                       213,021          213,021         1,983           211,038              --        --
Mortgage loans                        3,716,304        3,659,739            --         3,318,167         398,137        --

Financial Liabilities
Derivative liabilities                   22,919               --            --            22,919              --        --


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




                                                                                                                       Not
                                                                                                                   Practicable
                                           Aggregate       Admitted                                                 (carrying
December 31, 2016                         Fair Value        Assets        Level 1        Level 2       Level 3       value)
---------------------------            --------------  --------------  -----------  --------------  -----------  ------------
Financial Assets
Bonds                                   $   18,581,007  $   18,538,442  $     6,507  $   18,058,748  $   515,752       --
Common stock                                    41,400          41,400           --          41,400           --       --
Preferred stock                                  9,838           9,419           --           9,838           --       --
Other invested assets
   (excluding derivatives)                     201,833         201,833           --              --      201,833       --
Short-term investments                         168,199         168,199      168,199              --           --       --
Cash and cash equivalents                       87,737          87,737       87,737              --           --       --
Derivative assets                               97,586          97,586           --          97,586           --       --
Mortgage loans                               2,468,229       2,431,557           --       2,468,229           --       --

Financial Liabilities
Derivative liabilities                          23,242              --           --          23,242           --       --


FINANCIAL INSTRUMENTS HELD AT CARRYING VALUE
The following is the estimated fair values of financial instruments held at carrying values:

                                                                            DECEMBER 31,
                                                    -------------------------------------------------------------
                                                                2017                             2016
                                                    -----------------------------    ----------------------------
                                                      CARRYING           FAIR          CARRYING          FAIR
                                                        VALUE            VALUE           VALUE           VALUE
                                                    ------------    -------------    ------------    ------------

FINANCIAL ASSETS
Bonds                                               $ 21,838,934    $  22,676,670    $ 18,538,442    $ 18,581,007
Common stock -- unaffiliated                             146,375          146,375          41,400          41,400
Preferred stocks                                           9,419            9,951           9,419           9,838
Mortgage loans                                         3,659,739        3,716,304       2,431,557       2,468,229
Cash, cash equivalents and short-term investments        866,556          867,832         255,936         255,936
Other invested assets, excluding derivatives             247,523          246,942         201,833         201,833
                                                    ------------    -------------    ------------    ------------
          Total                                     $ 26,768,546    $  27,664,074    $ 21,478,587    $ 21,558,243
                                                    ============    =============    ============    ============


6.     FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) of Indiana. Through its membership, the Company has issued funding agreements to the FHLB Indiana in exchange for cash advances in the amount of $1,316,053 and $920,426 as of December 31, 2017 and 2016, respectively. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, DEPOSIT-TYPE CONTRACTS ("SSAP 52"), accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company's strategy to utilize these funds for operations, and any funds obtained from the FHLB Indiana for use in general operations would be accounted for consistent with SSAP No. 15, DEBT AND HOLDING COMPANY OBLIGATIONS ("SSAP 15"), as borrowed money.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The table below indicates the amount of FHLB Indiana stock purchased, collateral pledged, assets and liabilities related to the agreement with FHLB Indiana.

                                                                                            DECEMBER 31,        DECEMBER 31,
                                                                                                2017                2016
                                                                                          ----------------    ----------------
FHLB stock purchased/owned as part of the agreement:
   Membership stock -- class B                                                              $     26,495         $   20,368
   Activity stock                                                                                 32,680             21,032
                                                                                          ----------------    ----------------
   Aggregate total                                                                                59,175             41,400
Collateral pledged to the FHLB:
   As of the reporting date and maximum during the reporting period                            1,863,834          1,514,971
Funding capacity currently available                                                           1,500,000          1,000,000
Total reserves related to funding agreement                                                    1,316,053            920,426
Agreement assets and liabilities
   General account assets                                                                         59,175             41,400
   General account liabilities                                                                 1,316,053            920,426

The Company invested in Class B of membership stock which is not eligible for redemption The maximum amount of aggregate borrowings from an FHLB at any time during 2017 and 2016, the actual or estimated borrowing capacity as determined by the Company in accordance with current and potential acquisitions of FHLB stock, amounts to $1,500,000 and $1,000,000, respectively.


7.    FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The net deferred tax asset/liability at December 31, 2017 and 2016 and the change is comprised of the following components:

                                                                                     DECEMBER 31, 2017
                                                                             ----------------------------------
                                                                             ORDINARY     CAPITAL      TOTAL
                                                                             ---------    --------   ----------
GROSS DEFERRED TAX ASSETS                                                    $ 125,582    $ 5,133    $ 130,715
STATUTORY VALUATION ALLOWANCE ADJUSTMENTS                                           --         --           --
                                                                             ---------    --------   ----------
ADJUSTED GROSS DEFERRED TAX ASSETS                                             125,582      5,133      130,715
DEFERRED TAX ASSETS NONADMITTED                                                     --         --           --
                                                                             ---------    --------   ----------
SUBTOTAL NET ADMITTED DEFERRED TAX ASSET                                       125,582      5,133      130,715
GROSS DEFERRED TAX LIABILITIES                                                 120,525     11,666      132,191
                                                                             ---------    --------   ----------
   NET ADMITTED DEFERRED TAX ASSET / (LIABILITY)                             $   5,057    $(6,533)   $  (1,476)
                                                                             =========    ========   ==========

                                                                                              December 31, 2016
                                                                                    ------------------------------------
                                                                                     Ordinary      Capital       Total
                                                                                    ----------    --------    ----------
Gross deferred tax assets                                                           $  110,465    $ 3,222      $ 113,687
Statutory valuation allowance adjustments                                                   --         --             --
                                                                                    ----------    --------    ----------
Adjusted gross deferred tax assets                                                     110,465      3,222        113,687
Deferred tax assets nonadmitted                                                             --         --             --
                                                                                    ----------    --------    ----------
Subtotal net admitted deferred tax asset                                               110,465      3,222        113,687
Gross deferred tax liabilities                                                          46,294        426         46,720
                                                                                    ----------    --------    ----------
   Net admitted deferred tax asset / (liability)                                    $   64,171    $ 2,796      $  66,967
                                                                                    ==========    ========    ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                     CHANGE
                                                                                     --------------------------------------
                                                                                      ORDINARY       CAPITAL        TOTAL
                                                                                     -----------    ---------    ----------
Gross deferred tax assets                                                             $  15,117     $  1,911     $  17,028
Statutory valuation allowance adjustments                                                    --           --            --
                                                                                     -----------    ---------    ----------
Adjusted gross deferred tax assets                                                       15,117        1,911        17,028
Deferred tax assets nonadmitted                                                              --           --            --
                                                                                     -----------    ---------    ----------
Subtotal net admitted deferred tax asset                                                 15,117        1,911        17,028
Gross deferred tax liabilities                                                           74,231       11,240        85,471
                                                                                     -----------    ---------    ----------
   Net admitted deferred tax asset / (liability)                                      $ (59,114)    $ (9,329)    $ (68,443)
                                                                                     ===========    =========    ==========

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss, and tax credit carryforwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carryback and carryforward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies.

Components of Admission Calculation

The admission calculation components under SSAP 101 are as follows:

                                                                                    DECEMBER 31, 2017
                                                                            ---------------------------------
                                                                            ORDINARY     CAPITAL      TOTAL
                                                                            ---------   --------   ----------
FEDERAL INCOME TAXES PAID IN PRIOR YEARS RECOVERABLE THROUGH LOSS
   CARRYBACKS                                                               $      --    $    --   $      --
ADJUSTED GROSS DEFERRED TAX ASSETS EXPECTED TO BE REALIZED (EXCLUDING
   THRESHOLD LIMITATION)                                                       52,905      5,133      58,038
ADJUSTED GROSS DEFERRED TAX ASSETS ALLOWED PER LIMITATION                          --         --     239,604
ADJUSTED GROSS DEFERRED TAX ASSETS (EXCLUDING THE AMOUNT OF DEFERRED
   TAX ASSETS FROM ABOVE) OFFSET BY GROSS DEFERRED TAX LIABILITIES             72,677         --      72,677
                                                                            ---------   --------   ----------
DEFERRED TAX ASSETS ADMITTED AS THE RESULT OF APPLICATION OF
   SSAP NO. 101                                                             $ 125,582    $ 5,133   $ 130,715
                                                                            =========   ========   ==========

                                                                                                December 31, 2016
                                                                                     -------------------------------------
                                                                                      Ordinary       Capital       Total
                                                                                     ----------     --------     ---------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                        $   63,767     $ 3,221      $  66,988
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)
Adjusted gross deferred tax assets allowed per limitation                                    --          --        234,780
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                       46,699          --         46,699
                                                                                     ----------     --------     ---------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                      $  110,466     $ 3,221      $ 113,687
                                                                                     ==========     ========     =========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                   CHANGE
                                                                                    --------------------------------------
                                                                                     ORDINARY       CAPITAL       TOTAL
                                                                                    ----------     ---------    ----------
Federal income taxes paid in prior years recoverable through loss
   carrybacks                                                                       $ (63,767)     $ (3,221)    $ (66,988)
Adjusted gross deferred tax assets expected to be realized (Excluding
   threshold limitation)                                                               52,905         5,133        58,038
Adjusted gross deferred tax assets allowed per limitation                                  --            --         4,824
Adjusted gross deferred tax assets (excluding the amount of deferred
   tax assets from above) offset by gross deferred tax liabilities                     25,978            --        25,978
                                                                                    ----------     ---------    ----------
Deferred tax assets admitted as the result of application of
   SSAP No. 101                                                                     $  15,116      $  1,912     $  17,028
                                                                                    ==========     =========    ==========

OTHER ADMISSIBILITY CRITERIA

                                                                                       DECEMBER 31,
                                                                               -----------------------------
                                                                                   2017            2016
                                                                               --------------  -------------
Ratio Percentage Used To Determine Recovery Period                                     1100%           985%
Ratio percentage used to determine recovery period and threshold
   limitation amount                                                             $1,750,530     $1,644,541

IMPACT OF TAX PLANNING STRATEGIES

                                                                                   DECEMBER 31, 2017
                                                                          -------------------------------------
                                                                           ORDINARY     CAPITAL       TOTAL
                                                                          -----------  ----------  ------------
DETERMINATION OF ADJUSTED GROSS DEFERRED TAX ASSETS AND NET ADMITTED
  NET ADMITTED DEFERRED TAX ASSETS, BY TAX CHARACTER AS A PERCENTAGE
ADJUSTED GROSS DTAS                                                       $ 125,582     $ 5,133     $ 130,715
PERCENTAGE OF ADJUSTED GROSS DTAS BY TAX CHARACTER ATTRIBUTABLE TO
  THE IMPACT OF TAX PLANNING STRATEGIES.                                          0%          0%            0%
NET ADMITTED ADJUSTED GROSS DTAS                                            125,582       5,133       130,715
PERCENTAGE OF NET ADMITTED ADJUSTED GROSS DTAS BY TAX CHARACTER
  ADMITTED BECAUSE OF THE IMPACT OF TAX PLANNING STRATEGIES                       0%          0%            0%

                                                                                              December 31, 2016
                                                                                   ---------------------------------------
                                                                                    Ordinary       Capital       Total
                                                                                   ------------  -----------  ------------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                $  110,465     $ 3,222     $  113,687
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                                  19%        100%            22%
Net Admitted Adjusted Gross DTAs                                                      110,465    3,222.48        113,687
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                               19%        100%            22%

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





                                                                                                  Change
                                                                                  ----------------------------------------
                                                                                   Ordinary       Capital        Total
                                                                                   -----------    ----------   -----------
Determination of adjusted gross deferred tax assets and net admitted net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs                                                                 $15,117        $1,911       $17,028
Percentage of adjusted Gross DTAs by tax character attributable to
   the impact of tax planning strategies.                                               (19)%           0%            0%
Net Admitted Adjusted Gross DTAs                                                     15,117         1,911        17,028
Percentage of net admitted Adjusted Gross DTAs by tax character
   admitted because of the impact of tax planning strategies                            (19)%        (100)%         (22)%

There are no temporary differences for which deferred tax liabilities are not recognized.


CURRENT TAX EXPENSE AND CHANGE IN DEFERRED TAX
Current income taxes incurred consist of the following categories:


                                                                                            DECEMBER 31,
                                                                                 -----------------------------------
                                                                                   2017         2016          2015
                                                                                 --------     --------      --------
Federal Income tax expense (benefit) on operations                                $20,571      $28,305       $42,201
Federal income tax on net capital gains                                            65,560       15,669         9,002
                                                                                 --------     --------      --------
Current year income tax expense                                                   $86,131      $43,974       $51,203
                                                                                 ========     ========      ========

The main components of the deferred tax amounts from book/tax differences are as follows:

                                                                                                         DECEMBER 31,
                                                                                           -----------------------------------------
                                                                                               2017          2016          CHANGE
                                                                                           ------------   -----------    -----------
Deferred tax assets
Policyholder reserves                                                                      $    58,657    $    21,062    $   37,595
Deferred acquisition costs                                                                      62,973         86,809       (23,836)
Other                                                                                            3,952          2,594         1,358
                                                                                           ------------   -----------    -----------
                                                                                               125,582        110,464        15,117

Nonadmitted                                                                                         --             --            --
                                                                                           ------------   -----------    -----------
Admitted ordinary deferred tax asset                                                           125,582        110,464        15,117

Capital                                                                                          5,133          3,222         1,911
Nonadmitted                                                                                         --             --            --
                                                                                           ------------   -----------    -----------
Admitted capital deferred tax asset                                                              5,133          3,222         1,911
                                                                                           ------------   -----------    -----------
Admitted deferred tax asset                                                                $   130,715    $   113,687    $   17,027
                                                                                           ============   ===========    ===========

Deferred tax liabilities
Investments                                                                                $    23,124    $    38,726    $  (15,602)
Fixed assets                                                                                    19,472            139        19,333
Deferred and uncollected premiums                                                                2,287          7,362        (5,075)
Policyholder reserves                                                                           75,642             68        75,574
                                                                                           ------------   -----------    -----------
                                                                                               120,525         46,295        74,230

Capital                                                                                         11,666            425        11,241
                                                                                           ------------   -----------    -----------
Deferred tax liabilities                                                                       132,191         46,720        85,470
                                                                                           ------------   -----------    -----------
Net Deferred Tax Assets                                                                    $    (1,476)   $    66,967    $  (68,443)
                                                                                           ============   ===========    ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





TAX CUTS AND JOBS ACT
H.R. 1 commonly referred to as the Tax Cuts and Jobs Act, or "TCJA," was enacted into U.S. law on December 22, 2017. This law includes a broad range of tax reform changes that will affect U.S. businesses, including changes to corporate tax rates, business deductions and international tax provisions.

The Company records the effect of changes in tax laws or rates at the date of enactment. In the U.S., the enactment date is considered to be the date that the President signs the legislation. TCJA reduces the corporate tax rate to 21%, effective January 1, 2018. Consequently, the Company has recorded a decrease related to gross deferred tax assets of $48,039 and gross deferred tax liabilities of $49,022 for the year ended December 31, 2017. The impact of TCJA on reserves has resulted in a deferred tax asset and liability of $75,642 being recorded related to the reserves transition adjustment.

In January 2018 the NAIC Statutory Accounting Principles (E) Working Group issued INT 18-01 to address, among other things, the application of SSAP No. 9 -- Subsequent Events to reasonable estimates recognized in the 2017 financial statements for changes made by TCJA. INT 18-01 references and is consistent with SEC Staff Accounting Bulletin 118 ("SAB 118"). In addition, INT 18-01 provides a limited time, limited scope exception to the SSAP No. 9 treatment of Type I subsequent events for reasonable estimates updated and or established after the issuance of the 2017 statutory financial statements but before the issuance of the year-end 2017 audited financial statements.

The Company has not fully completed its accounting for the tax effects of TCJA. However, the Company has recorded the effects of TCJA as reasonable estimates due to the need for further analysis of the provisions within TCJA and collection, preparation and analysis of relevant data necessary to complete the accounting. No reasonable estimates recognized in the 2017 statutory financial statements have been updated, nor have any new reasonable estimates been established.

As the company completes the collection, preparation and analysis of data relevant to TCJA, and interpret any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, the Company may make adjustments to these provisional amounts. These adjustments may materially impact our provision for income taxes in the period in which the adjustments are made.

The change in deferred income taxes reported in surplus before consideration of non-admitted assets is comprised of the following components:

                                              DECEMBER 31, 2017                         DECEMBER 31, 2016
--------------------------------------------------------------------------   -------------------------------------
                                    ORDINARY       CAPITAL        TOTAL        ORDINARY      CAPITAL       TOTAL        CHANGE
                                  -----------     ---------   ------------   -----------    --------   -----------    -----------
Total deferred tax assets
   (admitted and nonadmitted)     $   125,582     $  5,133    $   130,715     $  110,465    $  3,221    $ 113,687     $   17,028
Total deferred tax liabilities        120,525       11,666        132,191         46,294         425       46,720         85,471
                                  -----------     ---------   ------------   -----------    --------   -----------    -----------
Net deferred tax
   assets / (liabilities)         $     5,057     $ (6,533)   $    (1,476)    $   64,171    $  2,796    $  66,967     $  (68,443)
                                  ===========     =========   ============   ===========    ========   ===========
Tax effect of unrealized
   (gain) / losses                                                                                                         7,823
                                                                                                                      -----------
Change in net deferred
   income tax                                                                                                         $  (60,620)
                                                                                                                      ===========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





RECONCILIATION OF FEDERAL INCOME TAX RATE TO ACTUAL RATE
The significant items causing a difference between the statutory federal income tax rate and the Company's effective income tax rate are as follows:

                                                                                      DECEMBER 31, 2017
                                                                          -----------------------------------------
                                                                            AMOUNT     TAX EFFECT    EFFECTIVE RATE
                                                                          -----------  -----------   --------------
Provision computed at statutory rate                                      $  476,774   $  166,871       35.00%
Amortization of interest maintenance reserve                                 (17,243)      (6,035)      (1.27)%
Low income housing tax credits                                                (8,873)      (3,106)      (0.65)%
Dividend received deduction                                                   (9,867)      (3,453)      (0.72)%
Change in net deferred income tax on statutory nonadmitted assets             (1,567)        (548)      (0.12)%
Change in statutory deferred tax rate adjustment                              11,049        3,867        0.81%
Adjustments related to reinsurance                                           (64,250)     (22,488)      (4.72)%
Tax effect of prior year reserve adjustment                                   31,479       11,018        2.31%
Other, net                                                                     1,784          625        0.13%
                                                                          -----------  -----------   --------------
Total                                                                     $  419,286   $  146,751       30.78%
                                                                          ===========  ===========   ==============
Federal income taxes incurred                                                              86,131       18.07%
Change in net deferred income taxes --
   Tax effect of prior year reserve adjustment                                             11,018        2.31%
Change in net deferred income taxes                                                        49,602       10.40%
                                                                                       -----------   --------------
Total statutory income tax expense benefit                                             $  146,751       30.78%
                                                                                       ===========   ==============

As a result of recent tax reform enacted on December 22, 2017, the Company can no longer carry back future losses, therefore there are no available taxes for recoupment.

At December 31, 2017, the Company had no operating loss, capital loss, foreign tax credit, or AMT credit carry-forwards. At December 31, 2017, the Company had no deposits admitted under IRC Section 6603.

The Company will file in a consolidated federal income tax return with its parent, Commonwealth Annuity and Life Insurance Company, and its affiliates First Allmerica Financial Life Insurance Company, Accordia, Cape Verity I, Inc., Cape Verity II, Inc., Cape Verity III, Inc., Gotham Re, Inc., and Forethought National Life Insurance Company. The Company is a party to a written agreement, approved by the Company's Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2017 and 2016, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2017 and 2016.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2013. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.


8.    REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




The Company assumes certain preneed life insurance policies from one non-affiliated company. This block of assumed business is in run-off. As of December 31, 2017 and 2016, FLIC assumed $30,138 and $32,144 of reserves. The Company accounts for its assumed reinsurance business on a basis consistent with those used in accounting for the original policies issued.

Effective April 1, 2017 with approval from the Indiana DOI, the Company entered into a reinsurance agreement with Global Atlantic Re Limited, an affiliated certified reinsurer, whereby it ceded a portion of its annuity and preneed business on a funds withheld basis. As a result of the transaction, the company ceded $8.6 billion reserves to the reinsurer and continues to cede annuity business to the reinsurer on an ongoing quota share basis.

Reinsurance assumed for the years ended December 31, is as follows:

                                                                                 DECEMBER 31,
                                                                     -----------------------------------
                                                                        2017         2016         2015
                                                                     ---------     --------     --------
Reinsurance premiums assumed                                         $   1,793     $  1,543     $  5,438
Reserves assumed                                                        30,138       32,144       34,046
Modco reserves assumed                                                 361,252      394,669      413,707

Reinsurance ceded for years ended December 31, is as follows:

                                                                                               DECEMBER 31,
                                                                               -----------------------------------------
                                                                                    2017           2016          2015
                                                                               -------------    ----------    ----------
Reinsurance premiums ceded                                                       $10,904,269      $482,428     $(47,739)
Deduction for insurance liabilities including reinsurance recoverable
   on unpaid claims                                                                    5,826         3,692        4,261

The effects of reinsurance premiums for the years ended December 31, were as follows:

                                                                                         DECEMBER 31,
                                                                           ---------------------------------------
                                                                               2017          2016         2015
                                                                           -------------  -----------  -----------
Direct                                                                     $  6,439,282   $ 5,897,131  $6,719,758
Reinsurance assumed -- non-affiliated                                             1,793         1,543       5,450
Less: Reinsurance ceded -- affiliated                                        10,862,491       435,380    (101,063)
Less: Reinsurance ceded -- unaffiliated                                          41,778        47,048      53,402
                                                                           -------------  -----------  -----------
Net premiums                                                               $ (4,463,194)  $ 5,416,246  $6,772,869
                                                                           =============  ===========  ===========

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company's review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound and there was no allowance for uncollectible amounts as of December 31, 2017 and 2016.


9.    PREMIUMS AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2017 and 2016, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

                                                       YEAR ENDED DECEMBER 31,
                ----------------------------------------------------------------------------------------------------
                                       2017                                               2016
                --------------------------------------------------  ------------------------------------------------
                                                 NON-       NET                                    NON-       NET
                  GROSS    LOADING     NET     ADMITTED  ADMITTED    GROSS    LOADING     NET    ADMITTED  ADMITTED
                --------  --------  --------  ---------  ---------  -------  --------  -------  ---------  ---------
Ordinary new
   business     $    542  $    186  $    356     $--     $    356   $ 1,096   $   394  $   702      $--     $   702
Ordinary
   renewal
   business        3,339       920     2,419      --        2,419     6,345     1,846    4,499       --       4,499
Group life        17,020     8,918     8,102      --        8,102    33,819    17,994   15,825       --      15,825
                --------  --------  --------  ---------  ---------  -------  --------  -------  ---------  ---------
Total           $ 20,901  $ 10,024  $ 10,877     $--     $ 10,877   $41,260   $20,234  $21,026      $--     $21,026
                ========  ========  ========  =========  =========  =======  ========  =======  =========  =========

10.     ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL
CHARACTERISTICS

As December 31, 2017 and 2016, the Company's annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                        YEAR ENDED DECEMBER 31, 2017
                                                   ----------------------------------------------------------------------
                                                       GENERAL         SEPARATE ACCOUNT
                                                       ACCOUNT         WITHOUT GUARANTEE         TOTAL        % OF TOTAL
                                                   ---------------  ----------------------  ---------------  ------------
Subject to discretionary withdrawal:
   With fair value adjustment                      $    5,037,265        $         --       $    5,037,265        19.7%
   At book value less current surrender
     charge of 5% or more                              14,324,644           2,692,223           17,016,867        66.7%
                                                   ---------------  ----------------------  ---------------  ------------
        Total with adjustment or at fair value         19,361,909           2,692,223           22,054,132        86.4%
   At book value without adjustment
     (minimal or no charge adjustment)                  1,508,895             596,439            2,105,334         8.3%
Not subject to discretionary withdrawal:                1,359,242                  --            1,359,242         5.3%
                                                   ---------------  ----------------------  ---------------  ------------
        Total (gross)                                  22,230,046           3,288,662           25,518,708       100.0%
Less: reinsurance ceded                                (9,143,395)                 --           (9,143,395)
                                                   ---------------  ----------------------  ---------------
        Total (net)                                $   13,086,651        $  3,288,662       $   16,375,313
                                                   ===============  ======================  ===============

                                                                          Year Ended December 31, 2016
                                                       -------------------------------------------------------------------
                                                           General       Separate Account
                                                           Account       without Guarantee        Total        % of Total
                                                       --------------  -------------------   --------------  -------------
Subject to discretionary withdrawal:
   With fair value adjustment                          $   3,471,228       $        --       $   3,471,228        13.6%
   At book value less current surrender
     charge of 5% or more                                 12,142,921         2,845,692          14,988,613        58.7%
                                                       --------------  -------------------   --------------  -------------
        Total with adjustment or at fair value            15,614,149         2,845,692          18,459,841        72.3%
   At book value without adjustment
     (minimal or no charge adjustment)                       606,178            28,187             634,365         2.5%
Not subject to discretionary withdrawal:                     944,649                --             944,649         3.7%
                                                       --------------  -------------------   --------------  -------------
        Total (gross)                                     17,164,976         2,873,879          20,038,855        78.5%
Less: reinsurance ceded                                     (355,474)               --            (355,474)
                                                       --------------  -------------------   --------------
        Total (net)                                    $  16,809,502       $ 2,873,879       $  19,683,381
                                                       ==============  ===================   ==============


FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





11.     CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The maximum amount of ordinary dividends that can be paid during a 12-month period by life insurance companies domiciled in Indiana, without prior approval of the Insurance Commissioner, is the greater of 10% of capital and surplus (excluding special unassigned funds) on the most recent preceding annual statement or the net gain from operations on the most recent preceding annual statement. Likewise, a dividend from any source of money other than earned surplus / unassigned funds must be approved before the dividend is paid. The maximum ordinary dividend the Company can pay in 2018 is $324,254.

On December 29, 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $125,000 to Commonwealth Annuity. The dividend was paid in cash, bonds and accrued interest. In June 2017, with the approval of the Indiana Department of Insurance, the Company paid an extraordinary dividend of $190,000 consisting of $180,500 to Commonwealth Annuity and $9,500 to FFSI. The dividend was paid in cash. In 2016, the Company paid a dividend of $90,000 to its shareholders, consisting of $85,500 to Commonwealth Annuity and $4,500 to FFSI. The dividend was paid on December 28, 2016 in cash, bonds and accrued interest. No dividend was paid in 2015.

On October 5, 2016, the Company issued a Surplus Note (the "FLIC Surplus Note") to Global Atlantic (Fin) Company ("GA Finco"). On December 29, 2017, this note was assigned to Commonwealth Annuity. The full outstanding principal balance of $365,000 will be payable on the Maturity Date of October 5, 2021. Interest will be calculated based on a fixed interest rate of 6.50% and paid semi-annually in arrears, commencing March 31, 2017. All interest payments and the payment of principal on the Maturity require prior written approval of the Commissioner of the Indiana Department of Insurance. In October 2017, with the approval from the Commissioner of the Indiana Department of Insurance the Company made an interest payment of $11,863. There were no interest payments made in 2016.

In 2017, the Company did not receive capital contributions. In 2016, the Company received capital contributions of $71,250 from Commonwealth Annuity and $3,750 from FSSI. The Company's unassigned surplus was impacted by each item as follows:

                                                                                         DECEMBER 31,
                                                                           ----------------------------------------
                                                                               2017           2016          2015
                                                                           ------------     ---------     ---------
Unrealized gains (losses)                                                  $    21,706      $  2,097      $ (5,307)
Nonadmitted asset values                                                        (5,073)       (3,507)       (4,414)
Asset valuation reserves                                                      (153,170)      (79,339)      (72,224)

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC formula"). RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $1,749,054 at December 31, 2017.


12.     RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS
The Company and its subsidiaries entered into a Service and Expense Agreement with Global Atlantic Financial Group Limited ("GAFG") and GA Finco under which GAFG and GA Finco and their affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the Insurance department of the State of Indiana. The Company recognized $174,422 and $174,641 in intercompany charges for 2017 and 2016, respectively

The Company has also entered into administrative service agreements with GSAM, a related party of Goldman Sachs Group Inc., to receive management services and investment advisory services, respectively. The administrative service agreement is to receive services which are routine in nature. The Company paid portfolio management fees to GSAM that resulted in

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




a payable of $1,429, $1,582, and $2,409 for the years ending December 31, 2017, 2016, and 2015 respectively and expenses of $5,317, $4,527, and $6,706 for the years ending December 31, 2017, 2016 and 2015 respectively.

The Company and its affiliate, Accordia Life and Annuity Company ("Accordia") are wholly-owned subsidiaries of Commonwealth Annuity. The Company and Accordia entered into a Marketing Agreement, related to Accordia independent agents selling FLIC indexed annuity products. Fees earned during 2016 and 2015 related to this agreement were $526 and $1,176 respectively. This agreement was terminated in 2017.

PAYABLE/RECEIVABLE FROM AFFILIATES
The Company reported a net payable to parent, subsidiaries and affiliates of $3,732 as of December 31, 2017. The Company reported a net receivable from parent, subsidiaries and affiliates of $2,801 as of December 31, 2016. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

The Company has funds withheld agreements with related parties, described in footnote 8 -- Reinsurance. Amounts due to affiliates related to funds withheld agreements were $63,310 and $22,719 for the quarters ended December 31, 2017 and December 31, 2016, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.


13.     COMMITMENTS AND CONTINGENCIES

LITIGATION
Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on its financial position or results of operations.

ASSESSMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

COMMITMENTS
The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company's traditional life business. As of December 31, 2017, the purchase commitments relating to the agreement with the third party administrator were as follows:

                                       2018                   $ 10,628
                                       2019                      9,724
                                       2020                      8,445
                                       2021                      6,839
                                       2022                      5,363
                                       2023 and thereafter         719
                                                              --------
                                       Total                  $ 41,718
                                                              ========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)





The Company has funding commitments subsequent to December 31, 2017 for the following:

                          Commercial Mortgages                                           $ 56,635
                          LIHTC Partnerships                                                  343
                          Private Equities                                                  1,826
                          Limited Partnerships                                              2,052

14.      SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2017 through April 10, 2018, the date that these financial statements were available to be issued, and determined that there are no Type -- I Recognized, or Type II, Non Recognized events.


15.      COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

                                                                                               DECEMBER 31,
                                                                                        --------------------------
                                                                                           2017             2016
                                                                                        ----------        --------
Accounts receivable revenue                                                             $    1,681        $  1,423
Guaranty funds                                                                               1,078             690
Intercompany receivable                                                                         --           2,801
Other miscellaneous assets                                                                     156              93
                                                                                        ----------        --------
          Total other assets                                                            $    2,915        $  5,007
                                                                                        ==========        ========

Other liabilities consist of the following:

                                                                                                    DECEMBER 31,
                                                                                            ----------------------------
                                                                                               2017              2016
                                                                                            ----------        ----------
Payable for securities                                                                      $   48,817        $   15,067
Derivative collateral                                                                          198,561            76,904
Remittances and items not allocated                                                             67,874            31,796
Commission payables                                                                              7,925             8,155
Other miscellaneous liabilities                                                                 35,293            20,467
                                                                                            ----------        ----------
           Total other liabilities                                                          $  358,470        $  152,389
                                                                                            ==========        ==========

Other income consists of the following:


                                                                                        DECEMBER 31,
                                                                             ---------------------------------
                                                                                2017        2016        2015
                                                                             ----------   ---------  ---------
IMR adjustment on ceded gains                                                $  69,914    $     --   $      --
Other Income on reinsurance ceded                                              (45,993)         --          --
Policy loads and fees                                                               --          --          --
Rider fees                                                                          --      17,487       4,170
Other miscellaneous income                                                           4      (3,248)     97,797
                                                                             ----------   ---------  ---------
   Total other income                                                        $  23,925    $ 14,239   $ 101,967
                                                                             ==========   =========  =========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Other expenses consist of the following:


                                                                                        DECEMBER 31,
                                                                             ----------------------------------
                                                                                2017         2016        2015
                                                                             ----------    --------    --------
Funds withheld net investment income ceded                                   $  364,748    $  9,381    $ 11,474
Ceded reinsurance tax                                                                --       6,597          --
Funds withheld policy loan interest                                                 124          --          --
Miscellaneous expense                                                             2,625          --          --
                                                                             ----------    --------    --------
   Total other expenses                                                      $  367,497    $ 15,977    $ 11,474
                                                                             ==========    ========    ========

16.     SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2017 and 2016, the Company's separate account statement included legally insulated assets of $3,474,726 and $3,093,987 respectively. The separate account assets of $3,474,726 as of December 31, 2017, as reflected on the statutory statement of admitted assets included $401 of amounts not legally insulated (seed money). The assets legally insulated from the general account as of December 31, 2017 are attributed to the following products/transactions:

                                                                                            Separate Account Assets
Product/Transaction                                            Legally Insulated Assets     (Not Legally Insulated)
---------------------------------------------                  ------------------------    -------------------------
ForeRetirement Variable Annuity                                       $ 3,462,466                    $  --
Huntington ForeRetirement Variable Annuity                                 12,260                       --
Forethought Variable Interest Trust                                            --                      401
                                                               ------------------------    -------------------------
             Total                                                    $ 3,474,726                    $ 401
                                                               ========================    =========================

Separate account assets held by the Company relate to individual variable annuities of a nonguaranteed nature. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative. Some variable annuities provide an incidental death benefit equal to the greater of the highest contract value on a certain date or premium paid and/or a lifetime withdrawal benefit as a portion of highest contract value on a certain date. The maximum amount associated with death benefit guarantees for 2017 was $46,654 with associated risk charges paid by the separate account to compensate for these risks of $16,712. The maximum amount associated with withdrawal benefit guarantees for 2017 was $332,928 with associated risk charges paid by the separate account of $43,702.

The maximum amount associated with death benefit guarantees for 2016 was $149,544 with associated risk charges paid by the separate account to compensate for these risks of $11,199. The maximum amount associated with withdrawal benefit guarantees for 2016 was $431,565 with associated risk charges paid by the separate account of $43,333

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
NOTES TO FINANCIAL STATEMENTS -- STATUTORY BASIS
FOR THE YEARS ENDED DECEMBER 31, 2017, 2016 AND 2015

--------------------------------------------------------------------------------
(Dollars in thousands)




Information regarding the Separate Accounts of the Company as of December 31, 2017 and 2016 is as follows

                                                                                                   NON-GUARANTEED
                                                                                                      SEPARATE
                                                                                                      ACCOUNTS
                                                                                           ------------------------------
                                                                                               2017              2016
                                                                                           -------------     ------------
Premiums, considerations or deposits                                                       $     149,941     $    309,432
Reserves
For accounts with assets at:
      Fair value                                                                               3,288,662        2,873,879
By withdrawal characteristics
    At book value without fair value
      adjustment and with current
      surrender charge of 5% or more                                                           2,692,223        2,845,692
    At book value without fair value
      adjustment and with current
      surrender charge of less than 5%                                                           596,439           28,187
                                                                                                      --               --
                                                                                           -------------     ------------
    Total                                                                                  $   3,288,662     $  2,873,879
                                                                                           =============     ============

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2017 and December 31, 2016 is as follows:

                                                                              2017            2016             2015
                                                                           -----------     -----------      -----------
Transfers to separate accounts                                             $  367,212      $  590,775       $ 1,299,061
    Transfers from separate accounts                                          295,421         284,248           341,931
                                                                           -----------     -----------      -----------
Net transfers from separate accounts                                       $   71,791      $  306,527       $   957,130
                                                                           ===========     ===========      ===========

Reconciling adjustments:
Reinsurance                                                                   (71,727)       (306,604)          243,734
                                                                           -----------     -----------      -----------
    Transfers as reported in the statements of operations                  $       64      $      (77)      $ 1,200,864
                                                                           ===========     ===========      ===========

                    SUPPLEMENTARY INFORMATION

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT INCOME EARNED

     Bonds, term notes and loans                                                                            $        958,805
     Preferred stocks (unaffiliated)                                                                                   1,655
     Common stocks (unaffiliated)                                                                                        526
     Mortgage loans                                                                                                  141,904
     Premium notes, policy loans and liens                                                                               363
     Short-term investments                                                                                            7,987
     Other invested assets                                                                                             4,400
     Derivative instruments                                                                                          139,993
                                                                                                            ----------------
          Gross investment income                                                                           $      1,255,633
                                                                                                            ================

Other long term assets -- statement value                                                                   $        191,414
                                                                                                            ----------------
Bonds and Short-Term Investments by Maturity and Class
   by Maturity (weighted based on future cashflows) -- Statement Value
     Due within one year or less                                                                            $      2,048,874
     Over 1 year through 5 years                                                                                   6,500,207
     Over 5 years through 10 years                                                                                 7,227,251
     Over 10 years through 20 years                                                                                5,430,892
     Over 20 years                                                                                                 1,184,765
                                                                                                            ----------------
          Total by maturity                                                                                 $     22,391,989
                                                                                                            ================
   by Class -- Statement Value
     Class 1                                                                                                $     17,391,056
     Class 2                                                                                                       4,660,952
     Class 3                                                                                                         257,033
     Class 4                                                                                                          79,816
     Class 5                                                                                                           3,132
     Class 6                                                                                                              --
                                                                                                            ----------------
          Total by class                                                                                    $     22,391,989
                                                                                                            ================

Total bonds publicly traded                                                                                 $     14,269,956
Total bonds privately placed                                                                                       8,122,033
                                                                                                            ----------------
          Total                                                                                             $     22,391,989
                                                                                                            ================

Mortgage loans on real estate by standing (book value including nonadmittred portion):
     Commercial mortgages                                                                                   $  2,151,783,318
     Residental mortgages                                                                                      1,507,955,233
                                                                                                            ----------------
          Total                                                                                             $  3,659,738,551
                                                                                                            ================
Mortgage loans on real estate by standing (book value):
     Good standing                                                                                          $  3,629,807,894
     Interest overdue more than 90 days, not in foreclosure                                                       29,930,657
                                                                                                            ----------------
          Total                                                                                             $  3,659,738,551
                                                                                                            ================

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





Collateral loans                                                                                              $          10,422
                                                                                                              -----------------
Stock of parents, subisidaries, and affiliates (book vlaue
   including nonadmitted portion) -- bonds                                                                    $              --
                                                                                                              -----------------
Preferred stocks -- statement value                                                                           $           9,419
                                                                                                              -----------------
Common stocks -- market value                                                                                 $         146,375
                                                                                                              -----------------
Options, Caps & Floors Owned -- Statement Value                                                               $         209,428
                                                                                                              -----------------

Short-term investments -- book value:                                                                         $         553,054
Cash equivalents -- book value                                                                                          204,240
Cash on deposit                                                                                                         109,262
                                                                                                              -----------------
                                                                                                              $         866,556
                                                                                                              =================
Life insurance in force
   Ordinary life                                                                                              $         390,536
   Group life                                                                                                 $       1,877,285
                                                                                                              -----------------
                                                                                                              $       2,267,821
                                                                                                              =================
Annuities
   Ordinary
     Deferred -- fully paid account balance                                                                   $      11,446,914
     Deferred -- not fully paid account balance                                                                              35
                                                                                                              -----------------
                                                                                                              $      11,446,949
                                                                                                              =================
   Group
     Fully paid account balance                                                                               $         625,268
     Not fully paid account balance                                                                                         755
                                                                                                              -----------------
                                                                                                              $         626,023
                                                                                                              =================

Accident and health insurance -- premiums in force:
   Ordinary                                                                                                   $          94,296
   Group                                                                                                                  2,235
                                                                                                              -----------------
                                                                                                              $          96,531
                                                                                                              =================

Claim payments:
     Other accident and health --
     2017                                                                                                     $          42,753
                                                                                                              -----------------
     2016                                                                                                     $          45,706
                                                                                                              -----------------

Claims reserves:
     2017                                                                                                     $           3,564
                                                                                                              -----------------
     2016                                                                                                     $           2,437
                                                                                                              -----------------

Deposit funds and dividend accumulations:
     Deposit funds -- account balance                                                                         $       1,316,053
                                                                                                              -----------------
     Dividend accumulations -- account balance                                                                $              --
                                                                                                              -----------------

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




INVESTMENT RISK INTERROGATORIES

1. The Company's admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $27,956,186 at December 31, 2017.

2. The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans

                                                                                             Percentage of Total
Investment Category                            Issuer                            Amount        Admitted Assets
-----------------------     ---------------------------------------------      ---------     -------------------
Short Term Investments      2.01  NRZ_FACILITY                                 $360,228            1.3%
Short Term Investments      2.02  INFINITY HOLDINGS                            $258,892            0.9%
Long Term Bonds             2.03  DUBLIN ASSET HOLDINGS                        $206,102            0.7%
Long Term Bonds             2.04  FNBM LLC                                     $200,920            0.7%
Long Term Bonds             2.05  THL CREDIT INC                               $191,257            0.7%
Mortgage Loans              2.06  MAIN STREET RENEWAL LLC                      $179,087            0.6%
Cash Equivalents            2.07  GOLDMAN SACHS FINANCIAL SQUARE
                            FUNDS PRIME OBLIGATIONS FUND                       $174,340            0.6%
Long Term Bonds             2.08  OELF_2017-1A                                 $171,249            0.6%
Long Term Bonds             2.09  MJX ASSET MANAGEMENT LLC                     $170,106            0.6%
Long Term Bonds             2.10  BLUE EAGLE                                   $160,166            0.6%

3. The amount and percentage of the Company's total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC RATING

                                                                                          Percentage
Bonds                                                                     Amount           Admitted
------------                                                            -----------       ----------
3.01 NAIC-1                                                             $17,420,956         62.3%
3.02 NAIC-2                                                               4,660,952         16.7%
3.03 NAIC-3                                                                 257,033          0.9%
3.04 NAIC-4                                                                  79,816          0.3%
3.05 NAIC-5                                                                   3,133          0.0%
3.06 NAIC-6                                                                      --          0.0%
                                                                        -----------       ----------
                                                                        $22,421,889         80.2%
                                                                        ===========       ==========
NAIC RATING

                                                                                            Percentage
Preferred Stocks                                                              Amount         Admitted
----------------                                                              -------       ----------
3.07 P/RP-1                                                                   $   --           0.0%
3.08 P/RP-2                                                                    9,419           0.0%
3.09 P/RP-3                                                                       --           0.0%
3.10 P/RP-4                                                                       --           0.0%
3.11 P/RP-5                                                                       --           0.0%
3.12 P/RP-6                                                                       --           0.0%
                                                                              -------       ----------
                                                                              $9,419          0.03%
                                                                              =======       ==========

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





4.    Assets held in foreign investments are as follows:

                                                                                                  Percentage of Total
                                                                                     Amount         Admitted Assets
                                                                                   -----------   --------------------
4.02 Total admitted assets held in foreign investments                             $ 3,940,949          14.1%
4.03 Foreign-currency-denominated investments                                               --           0.0%
4.04 Insurance liabilities denominated in that same foreign currency                        --           0.0%

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                            Percentage of Total
                                                                                Amount        Admitted Assets
                                                                              ----------    -------------------
5.01 Countries rated NAIC-1                                                   $3,920,829          14.0%
5.02 Countries rated NAIC-2                                                        2,529           0.0%
5.03 Countries rated NAIC-3 or below                                          $   17,591           0.1%

6. Largest foreign investment exposure to a single country, categorized by the country's NAIC sovereign rating:

                                                                                              Percentage of Total
                                                                                  Amount        Admitted Assets
                                                                                ----------    -------------------
Countries rated NAIC-1
6.01 Cayman Islands                                                             $2,652,517           9.5%
6.02 United Kingdom                                                                232,406           0.8%
Countries rated NAIC-2
6.03 Italy                                                                           2,002           0.0%
6.04 Spain                                                                             528           0.0%
Countries rated NAIC-3 or below
6.05 Russia                                                                         17,591           0.1%

7-9. Assets held in unhedged foreign currency exposure are less than 2.5% of the Company's total admitted assets.

10.   Ten largest non-sovereign (i.e. non-governmental) foreign issues:

                                                                          NAIC             Percentage of Total
Issuer                                                                   Rating   Amount     Admitted Assets
------------------------------------------                               ------  --------  -------------------
10.01 ABPCI_17                                                              1     $99,994         0.4%
10.02 OZLM FUNDING LTD                                                      1      97,372         0.3%
10.03 NEUBERGER BERMAN CLO LIMITED                                          2      77,119         0.3%
10.04 ANCF_2                                                                1      49,671         0.2%
10.05 KSLT_06-A                                                             1      43,559         0.2%
10.06 ING GROEP NV                                                          1      42,643         0.2%
10.07 GOCAP_19R                                                             1      41,305         0.1%
10.08 GOCAP_2013-17A                                                        1      37,574         0.1%
10.09 ECAF 2015-1A A2                                                       1      36,964         0.1%
10.10 MDPK_2007-4A                                                          1      35,061         0.1%

11. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

12. Assets held in investments with contractual sales restrictions are less than 2.5% of the Company's total admitted assets.

13. Assets held in equity interests are less than 2.5% of the Company's total admitted assets.

14. Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company's total admitted assets.

15. Assets held in general partnership interests are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




16. With respect to mortgage loans reported in Schedule B, the Company's ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

                                                                                           Percentage of Total
Type                                                                             Amount      Admitted Assets
-----------------                                                               --------   -------------------
16.02 Commercial                                                                $ 85,052        0.304%
16.03 Residential                                                               $ 72,523        0.259%
16.04 Residential                                                               $ 63,084        0.226%
16.05 Commercial                                                                $ 61,854        0.221%
16.06 Commercial                                                                $ 60,000        0.215%
16.07 Residential                                                               $ 56,251        0.201%
16.07 Residential                                                               $ 50,313        0.180%
16.08 Commercial                                                                $ 46,245        0.165%
16.09 Commercial                                                                $ 46,124        0.165%
16.10 Commercial                                                                $ 45,942        0.164%

Amounts and percentages of the Company's total admitted assets held in the following categories of mortgage loans:

                                                                                                Percentage of Total
                                                                                     Amount       Admitted Assets
                                                                                    --------    -------------------
16.12 Construction loans                                                            $     --            --%
16.13 Mortgage loans over 90 days past due                                            24,983           0.1%
16.14 Mortgage loans in the process of foreclosure                                     5,163           0.0%
16.15 Mortgage loans foreclosed                                                           --           0.0%
16.16 Restructured mortgage loans                                                         --           0.0%

17. Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

                                             Residential                  Commercial               Agricultural
                                      ------------------------    ---------------------------  ---------------------
                                                      of Total                      of Total                of Total
                                                      Admitted                      Admitted                Admitted
Loan to Value                           Amount         Assets        Amount          Assets     Amount       Assets
------------------                    -----------    ---------    -----------  --------------  --------    ---------
17.01 above 95%                       $        --      0.0%                          0.0%        $--         0.0%
17.02 91 to 95%                                --      0.0%                          0.0%         --         0.0%
17.03 81 to 90%                         1,109,820      4.0%            70,581        0.3%         --         0.0%
17.04 71 to 80%                           242,171      0.9%           274,802        1.0%         --         0.0%
17.05 below 70%                           155,966      0.6%         1,806,401        6.5%         --         0.0%
                                      -----------    ---------    -----------  --------------  --------    ---------
                                      $ 1,507,957      5.4%       $ 2,151,783        7.7%        $--         0.0%
                                      ===========    =========    ===========  ==============  ========    =========

18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company's total admitted assets.

19. Assets held in mezzanine real estate loans are less than 2.5% of the Company's total admitted assets.

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUPPLEMENTAL SCHEDULE OF INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)





20. Amounts and percentages if the reporting entity's total admitted assets subject to the following agreements:

                                                               At Year-End               At End of Each Quarter
                                                         -----------------------    ---------------------------------
                                                                                     1st Qtr     2nd Qtr      3rd Qtr
                                                          Amount     Percentage      Amount      Amount       Amount
                                                         --------    ----------     --------     -------     --------
20.01 Securities lending (do not include assets held as
      collateral for such transactions)                    $ --         0.0%          $ --         $--         $ --
20.02 Repurchase agreements                                  --         0.0%            --          --           --
20.03 Reverse repurchase agreements                          --         0.0%            --          --           --
20.04 Dollar repurchase agreements                           --         0.0%            --          --           --
20.05 Dollar reverse repurchase agreements                   --         0.0%            --          --           --

21. Amounts and percentages of the reporting entity's total admitted assets for warrants attached to other financial instruments, options, caps and floors:

                                                                       Owned                   Written
                                                              ----------------------   ----------------------
                                                                          Percentage               Percentage
                                                                           of Total                 of Total
                                                                           Admitted                 Admitted
                                                               Amount       Assets      Amount       Assets
                                                              ---------   ----------   --------    ----------
21.01 Hedging                                                 $211,038       0.7%        $ --         0.0%
21.01 Income generation                                             --       0.0%          --         0.0%
21.01 Other                                                         --       0.0%          --         0.0%
                                                              ---------   ----------   --------    ----------
                                                              $211,038      0.01%        $ --          --%
                                                              =========   ==========   ========    ==========

22. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps and forwards:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------    --------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                        Amount    Percentage      Amount      Amount      Amount
                                                       -------    ----------     --------    --------    --------
22.01 Hedging                                          $ 1,714      0.005%       $ 1,787     $ 1,847      $1,928
22.02 Income generation                                     --      0.000%            --          --          --
22.03 Replications                                          --      0.000%            --          --          --
22.04 Other                                                 --      0.000%            --          --          --

23. Amounts and percentages of the reporting entity's total admitted assets of potential exposure for future contracts:

                                                             At Year-End              At End of Each Quarter
                                                      -----------------------    --------------------------------
                                                                                  1st Qtr     2nd Qtr     3rd Qtr
                                                        Amount    Percentage      Amount      Amount      Amount
                                                       -------    ----------     --------    --------    --------
23.01 Hedging                                          $ 2,712       0.0%          $--         $--         $ --
23.02 Income generation                                     --       0.0%           --          --           --
23.03 Replications                                          --       0.0%           --          --           --
23.04 Other                                                 --       0.0%           --          --           --

FORETHOUGHT LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF COMMONWEALTH ANNUITY AND LIFE INSURANCE
COMPANY)
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2017

--------------------------------------------------------------------------------
(Dollars in thousands)




SUMMARY INVESTMENT SCHEDULE


                                                                                                            GROSS INVESTMENT
                                                                                                                HOLDINGS*
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $      10,170         0.04%
    Issued by U.S. government agencies                                                                      10,114         0.04%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             72,381         0.27%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              59,533         0.22%
       Political subdivisions of states, territories and possessions                                            --         0.00%
          and political subdivisions genteral obligations                                                   39,286         0.15%
       Revenue and assessment obligations                                                                  249,705         0.93%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,989         0.01%
          Issued by FNMA and FHLMC                                                                          27,785         0.10%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  640,076         2.37%
          All other                                                                                      5,212,694        19.32%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    11,795,738        43.71%
    Unaffiliated non-U.S. securities (including Canada)                                                  3,670,109        13.60%
    Affiliated securities                                                                                   49,355         0.18%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,419         0.03%
    Publicly traded equity securities
       Unaffiliated                                                                                         59,175         0.22%
    Other equity securities
       Unaffiliated                                                                                         87,200         0.32%
Mortgage loans
    Single family residential properties                                                                 1,507,955         5.59%
    Multifamily residential properties                                                                          --         0.00%
    Commercial loans                                                                                     2,024,972         7.50%
    Mezzanine real Estate Loans                                                                            126,811         0.47%
Contract loans                                                                                               4,932         0.02%
Derivatives                                                                                                213,021         0.79%
Receivables for securities                                                                                  42,814         0.16%
Cash, cash equivalents and short-term investments                                                          866,556         3.21%
Other invested assets                                                                                      201,549         0.75%
                                                                                                     -------------   -------------
                                                                                                     $  26,983,339       100.00%
                                                                                                     =============   =============

                                                                                                          ADMITTED ASSETS AS
                                                                                                            REPORTED IN THE
                                                                                                           ANNUAL STATEMENT
                                                                                                     -----------------------------

                                                                                                                       PERCENTAGE
                                                                                                                        OF TOTAL
                                                                                                                        ADMITTED
                                                                                                        AMOUNT           ASSETS
                                                                                                     -------------   -------------
INVESTMENT CATEGORIES
Bonds
    U.S. treasury securities                                                                         $      10,170          0.04%
    Issued by U.S. government agencies                                                                      10,114          0.04%
    Non-U.S. government (including Canada excluding mortgage-backed securities)                             72,381          0.27%
    Securities issued by states, territories and possessions and political subdivisions in the U.S.
       States, territories and possessions general obligations                                              59,533          0.22%
       Political subdivisions of states, territories and possessions                                            --          0.00%
          and political subdivisions genteral obligations                                                   39,286          0.15%
       Revenue and assessment obligations                                                                  249,705          0.93%
    Mortgage-backed securities (includes residential and commercial MBS
       Pass-through securities
          Guaranteed by GNMA                                                                                 1,989          0.01%
          Issued by FNMA and FHLMC                                                                          27,785          0.10%
       CMOs and REMICs
          Issued or guaranteed by GNMA, FNMA, FHLMC or VA                                                  640,076          2.37%
          All other                                                                                      5,212,694         19.32%
Other debt and other fixed income securities (excluding short term)
    Unaffiliated domestic securities (includes credit tenant loans rated by the SVO)                    11,795,738         43.71%
    Unaffiliated non-U.S. securities (including Canada)                                                  3,670,109         13.60%
    Affiliated securities                                                                                   49,355          0.18%
Equity interests
    Preferred stocks
       Unaffiliated                                                                                          9,419          0.03%
    Publicly traded equity securities
       Unaffiliated                                                                                         59,175          0.22%
    Other equity securities
       Unaffiliated                                                                                         87,200          0.32%
Mortgage loans
    Single family residential properties                                                                 1,507,955          5.59%
    Multifamily residential properties                                                                          --          0.00%
    Commercial loans                                                                                     2,024,972          7.50%
    Mezzanine real Estate Loans                                                                            126,811          0.47%
Contract loans                                                                                               4,932          0.02%
Derivatives                                                                                                213,021          0.79%
Receivables for securities                                                                                  42,814          0.16%
Cash, cash equivalents and short-term investments                                                          866,556          3.21%
Other invested assets                                                                                      199,777          0.75%
                                                                                                     -------------   -------------
                                                                                                     $  26,981,567        100.00%
                                                                                                     =============   =============

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  All financial statements are included in Part B of the Registration
     Statement.
(b)  Exhibits
     (1) Resolution of the Board of Directors of Forethought Life Insurance Company ("Forethought") authorizing the establishment of the Separate Account.(1)
     (2)   Not applicable.
     (3)   (a)   Principal Underwriter Agreement(3)
     (4)   (a)   Form of Variable Annuity Contract.(1)
     (4)   (b)   Return of Premium Death Benefit Rider.(1)
     (4)   (c)   Maximum Anniversary Value Death Benefit Rider.(1)
     (4)   (d)   Enhanced Return of Premium Death Benefit Rider.(1)
     (4)   (e)   Guaranteed Minimum Withdrawal Benefit Rider (Single Life).(1)
     (4)   (f)   Guaranteed Minimum Withdrawal Benefit Rider (Joint Life/
                 Spousal).(1)
     (4)   (g)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Single
                 Life).(1)
     (4)   (h)   Enhanced Guaranteed Minimum Withdrawal Benefit Rider (Joint
                 Life/Spousal).(1)
     (4)   (i)   Maximum Daily Value Death Benefit rider(1)
     (4)   (j)   Fund Facilitation Fee Rider(2)
     (5)   Form of Application.(5)
     (6)   (a)   Articles of Incorporation of Forethought Life Insurance
                 Company.(1)
     (6)   (b)   Bylaws of Forethought Life Insurance Company.(1)
     (7)   Contracts of Reinsurance.
           (a)   Commonwealth Annuity and Life Insurance Company (7)
     (8)   Fund Participation Agreements.
     (8)   (a)   American Century Investment Services, Inc.(2)
     (8)   (b)   BlackRock Variable Series Funds, Inc.(2)
     (8)   (c)   Huntington Funds(2)
     (8)   (d)   Lord Abbett Series Funds, Inc.(2)
     (8)   (e)   PIMCO(2)
     (8)   (f)   Putnam Variable Trust(2)
     (8)   (g)   Northern Lights Variable Trust(2)
     (8)   (h)   American Funds(2)
     (8)   (i)   MFS Variable Insurance Trust(4)
     (8)   (j)   AIM Variable Insurance Funds (Invesco Variable Insurance
                 Funds)(4)
     (8)   (k)   Franklin Templeton Variable Insurance Products Trust(4)
     (8)   (l)   Hartford Funds Management Company(4)
     (8)   (m)   Forethought VIT Funds(5)
     (8)   (n)   Goldman Sachs Variable Insurance Trust(6)
     (9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel.
     (10)  Consent of Independent Registered Public Accounting Firm
     (11)  No financial statements are omitted.
     (12)  Not applicable.
     (99)  Copy of Power of Attorney.
     (99)  (a)   John J. Fowler dated March 26, 2018
     (99)  (b)   Robert M. Arena, Jr. dated April 10, 2017 (8)
     (99)  (c)   Hanben Kim Lee dated April 13, 2017 (8)
     (99)  (d)   Peter Cai dated March 8, 2018
     (99)  (e)   Gilles Dellaert dated March 8, 2018
     (99)  (f)   David Wilken dated March 6, 2018
     (99)  (g)   Eric D. Todd dated March 29, 2018


------------

(1) Incorporated by reference to the Initial filing to the Registration Statement, File No. 333-182946, filed on July 31, 2012.
(2) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on December 31, 2012.
(3) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 26, 2013.
(4) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 16, 2013.
(5) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on September 11, 2013.
(6) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on February 6, 2015.
(7) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-209070, filed on March 22, 2016.
(8) Incorporated by reference to the amended filing of the Registration Statement, File No. 333-182946, filed on April 18, 2017.

ITEM 25  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                             POSITION WITH FORETHOUGHT LIFE INSURANCE COMPANY
---------------------------------------------------------------------------------
Robert M. Arena, Jr. (1)               President, Director (Chairman)*
Hanben Kim Lee (2)                     Executive Vice President, Director*
Peter Cai (2)                          Chief Risk Officer, Director*
Mary L. Cavanaugh (3)                  Chief Compliance Officer
Gilles M. Dellaert (2)                 Chief Investment Officer, Director*
John J. Fowler (3)                     Chief Financial Officer
Brian Hendry (2)                       Chief Audit Executive
David Jacoby (2)                       Chief Accounting Officer
Lori LaForge (1)                       Chief Marketing Officer
Daniel O'Shea (1)                      Chief Human Resources Officer
Samuel Ramos (2)                       Chief Legal Officer, General Counsel, and Secretary
Kathleen M. Redgate (2)                Chief Operating Officer
David K. Mullen (4)                    Head of Preneed
Paula G. Nelson (4)                    Head of Retirement
David Wilken (6)                       Head of Life, Director*
Mark Buono (2)                         Managing Director
Mark Elming (6)                        Managing Director
April Galda (7)                        Managing Director
Jonathan Hecht (2)                     Managing Director
Justin MacNeil (3)                     Managing Director and Assistant Treasurer
Deva Mishra (2)                        Managing Director
Paul Mistretta (Field)                 Managing Director
Philip Sherrill (2)                    Managing Director
Scott D. Silverman (7)                 Managing Director and Assistant Secretary
Eric D. Todd                           Managing Director, Director*
Paul Vambutas (2)                      Managing Director
Kenneth J. Bohrer (4)                  Senior Vice President
Debra Casey (3)                        Senior Vice President
Dennis M. Cody (1)                     Senior Vice President
Michael H. Ebmeier (5)                 Senior Vice President
Robert J. Egan (3)                     Senior Vice President, Valuation and Appointed Actuary
Mark Erickson (2)                      Senior Vice President
Susan L. Fiengo (1)                    Senior Vice President
Brenda L. Gempler (Field)              Senior Vice President
Mark E. Gempler (Field)                Senior Vice President
John Giamalis (1)                      Senior Vice President and Treasurer
Maureen Henderson (6)                  Senior Vice President, Associate General Counsel, and Assistant Secretary
Simeon R. Hernandez, III (Field)       Senior Vice President
Rodney R. Howard (1)                   Senior Vice President
Virginia Johnson (3)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Kevin Kimmerling (4)                   Senior Vice President, Associate General Counsel, and Assistant Secretary
Larry E. Mitzman                       Senior Vice President
Sarah M. Patterson (1)                 Senior Vice President, Associate General Counsel, and Assistant Secretary
Dean Pentikis (2)                      Senior Vice President
Jason M. Roach (3)                     Senior Vice President
Gary Silber (2)                        Senior Vice President, Associate General Counsel, and Assistant Secretary
Matthew P. Stone (1)                   Senior Vice President
John D. Walls II                       Senior Vice President
Cathy L. Wildt (4)                     Senior Vice President
Sarah Williams (2)                     Senior Vice President
Gregg Anderson                         Vice President
Eileen DeMayo (1)                      Vice President
Thomas Doruska (6)                     Vice President
Elizabeth Gioia (1)                    Vice President, Assistant General Counsel, and Assistant Secretary
Deborah Kohrman (4)                    Vice President
Kevin Leavey (3)                       Vice President
Tonya Maxwell (6)                      Vice President
Natalie Wagner (3)                     Vice President, SEC Rule 38a-1 Chief Compliance Officer, Privacy Officer,
                                       Anti-Money Laundering Officer, and Special Investigative Unit Officer
Margot K. Wallin (3)                   Vice President

* Denotes Board of Directors

Unless otherwise indicated, the principal business address of each of the above individuals is 10 West Market Street, Suite 2300, Indianapolis, IN 46204.

(1)  82 Hopmeadow Street, Suite 200, Simsbury, CT 06089

(2)  4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

(3)  20 Guest Street, Brighton, MA 02135

(4)  One Forethought Center, Batesville, IN 47006

(5)  400 Berwyn Park, Suite 310, 899 Cassatt Road, Berwyn, PA 19312

(6)  Davis Brown Tower, 215 10th Street, 11th Floor, Des Moines, IA 50309

(7)  19 Par-La-Ville Road, Second Floor, Hamilton HM 11, Bermuda

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

[GLOBAL ATLANTIC FINANCIAL GROUP LIMITED]

                                          -----------------
                                          |  THE GOLDMAN  |          -------------
                                          |  SACHS GROUP, |          | 3RD PARTY |
                                          | INC.(Delaware)|          | INVESTORS |
                                          -----------------          -------------
                                                   |                       |
                                                   |                       |
                                                   ---22%--          --78%-
                                                           |         |
                                                           |         |
                                                    ---------------------------
                                                    |      GLOBAL ATLANTIC    |
                                                    | FINANCIAL GROUP LIMITED |
                                                    |        (Bermuda)        |
                                                    ---------------------------
                                                                 |
                                                                 |
                                                         --100%------100%----
                                                         |                  |
                                                         |                  |
                                                    ------------      ------------
                                                    |  GLOBAL  |      | ARIEL RE |
                                                    | ATLANTIC |      |(HOLDINGS)|
                                                    | FINANCIAL|      |  LIMITED |
                                                    |   LIFE   |      | (Bermuda)|
                                                    |  LIMITED |      ------------
                                                    | (Bermuda)|
                                                    ------------
                                                           |
                                                           |
                                                          100%
                                                           |
                                                           |
                                                  -------------------
                                                  | COMMONWEALTH RE |
                                                  |  MIDCO LIMITED  |
                                                  |    (Bermuda)    |
                                                  -------------------
                                                           |
                                                           |
                                                           |
          -------------------------------------------------------
          |                               |                     |
         100%                            100%                  100%
          |                               |                     |
    -------------------         ----------------------          |
    | GLOBAL ATLANTIC |         | GLOBAL ATLANTIC RE |          |
    |   RE LIMITED    |         |    II LIMITED      |          |
    |   (BERMUDA)     |         |    (BERMUDA)       |          |
    -------------------         ----------------------          |
                                                           ------------
                                                           |  GLOBAL  |
                                                           | ATLANTIC |
                          ---------------------------------|  (FIN)   |--------
                          |                                | COMPANY  |       |
                          |                                |(Delaware)|       |
                          |                                ------------       |
                          |                                           |       |
                          |                                          100%     |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
                          |                                           |       |
     -------------------------------------                            |       |
     |                |                  |                            |       |
    100%             100%               100%                          |       |
     |                |                  |                            |       |
--------------- ------------------ ------------------                 |       |
|  FORELIFE   | |GLOBAL ATLANTIC | |GLOBAL ATLANTIC |                 |       |
|   AGENCY,   | |   INVESTMENT   | | DISTRIBUTORS,  |                 |       |
|    INC.     | |   ADVISORS,    | |     LLC        |                 |       |
|  (Indiana)  | |      LLC       | |  (Delaware)    |                 |       |
|             | |   (Indiana)    | |                |                 |       |
--------------- ------------------ ------------------                 |       |
                                                                      |       |
                                                                      |       |
                                                                      |       |
                                                          -----------------   |
                                                          | COMMONWEALTH  |   |
                                                          |   ANNUITY &   |   |
                                                          |     LIFE      |   |
                                                          |   INSURANCE   |   |
                                                          |    COMPANY    |   |
                                                          |(Massachusetts)|   |
                                                          -----------------   |---------------------
                                                                    |                   |          |
                       --------------------------------------------------------         |          |
                       |                    |               |                 |         |          |
                      100%                 100%            100%              100%       |          |
                       |                    |               |                 |         |          |
             ---------------      ---------------   -----------------   ------------    |          |
             | FORETHOUGHT |      | FORETHOUGHT |   |     FIRST      |  | ACCORDIA |    |          |
             |    LIFE     |      |  NATIONAL   |   |   ALLMERICA    |  | LIFE AND |    |          |
             |  INSURANCE  |      |    LIFE     |   |   FINANCIAL    |  | ANNUITY  |    |          |
             |   COMPANY   |      |  INSURANCE  |   | LIFE INSURANCE |  | COMPANY  |    |        100% ------------
             | (Indiana)   |      |   COMPANY   |   |    COMPANY     |  |  (Iowa)  |    |          |  |  GLOBAL  |
             ---------------      |   (Texas)   |   |(Massachusetts) |  ------------    |          ---| ATLANTIC |
                   |              ---------------   ------------------        |         |          |  |   RISK   |
                   |                     |                                    |         |          |  | ADVISORS,|
         ----------------------          |                                    |         |          |  |   L.P.   |
         |                    |         100%                                  |         |          |  |(Delaware)|
        100%                 100%        |                                    |         |          |  ------------
         |                    |          |                                    |         |          |
--------------   -----------------  --------------                            |         |          |
|  CONSUMER  |   |     FLIC      |  | FORETHOUGHT |                           |         |          |
|  PIPELINE  |   |   PROPERTIES, |  |  HOLDINGS,  |                           |         |          |
|  TRUST II  |   |      LLC      |  |    LLC      |                           |         |          |
| (DELAWARE) |   |   (Indiana)   |  |  (Indiana)  |                           |         |          |
--------------   -----------------  ---------------                           |         |          |
                                                                              |        10%         |  ------------
                                                                              |         |        100% | GA RISK  |
                                                                              |         |          |  | ADVISORS,|
                                                                              |         |          ---|   INC.   |
                                                                              |         |          |  |(Delaware)|
                                                                              |         |          |  ------------
                                                                              |         |          |
                                                                              |         |          |  ------------
          ---------------------------------------------------------------------         |        100% | GLOBAL   |
          |           |             |           |           |             |             |          |  | ATLANTIC |
         100%        100%          100%        100%        100%          90%            |          ---| FINANCIAL|
          |           |             |           |           |             |             |          |  | COMPANY  |
  -------------  ------------  ----------  -----------  ------------  ------------------------     |  |(Delaware)|
  |  TAPIOCA  |  |  GOTHAM  |  |  CAPE  |  |  CAPE   |  |  CAPE    |  |    GOTHAM ISSUER,    |     |  ------------
  | VIEW, LLC |  | RE, INC. |  | VERITY |  | VERITY  |  | VERITY   |  |         LLC          |     |
  |(Delaware) |  |(Vermont) |  | I,INC. |  | II,INC. |  | III,INC. |  |     (Delaware)       |     |  -------------------
  -------------  ------------  | (Iowa) |  | (Iowa)  |  | (Iowa)   |  ------------------------   100% |     GLOBAL      |
                               ----------  -----------  ------------                               |  |     ATLANTIC    |
                                                                                                   ---|    EQUIPMENT    |
                                                                                                      | MANAGEMENT, LLC |
                                                                                                      |    (Delaware)   |
                                                                                                      -------------------

------------------------------------------------------------------------------------------------------------------------------------
LEGAL ENTITY NAME          BUSINESS DESCRIPTION    PARENT 1                 OWNERSHIP INTEREST  PARENT 2          OWNERSHIP INTEREST
------------------------------------------------------------------------------------------------------------------------------------
Accordia Life and Annuity  Life insurance company  Commonwealth Annuity                   100%
Company                                            and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Ariel Re (Holdings)        Former holding company  Global Atlantic                        100%
Limited                    of divested P&C         Financial Group Limited
                           business
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity I, Inc.        Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity II, Inc.       Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Cape Verity III, Inc.      Captive reinsurer for   Accordia Life and                      100%
                           ALAC business           Annuity Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Annuity and   Life insurance company  Global Atlantic                        100%
Life Insurance Company                             (Fin) Company
------------------------------------------------------------------------------------------------------------------------------------
Commonwealth Re Midco      Intermediate holding    Global Atlantic                        100%
Limited                    company for L&A         Financial Life Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Consumer Pipeline          Invests in loan assets  Forethought Life                       100%
Trust II                                           Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
First Allmerica Financial  Life insurance company  Commonwealth Annuity                   100%
Life Insurance Company                             and Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
FLIC Properties            Title holder of         Forethought Life                       100%
                           certain real estate     Insurance Company
                           properties on behalf
                           of FLIC
------------------------------------------------------------------------------------------------------------------------------------
ForeLife Agency, Inc.      Holder of Texas         Global Atlantic                        100%
                           preneed permit          (Fin) Company
                           enabling FLIC to sell
                           preneed life insurance
                           in Texas
------------------------------------------------------------------------------------------------------------------------------------
Forethought Holdings, LLC  Marketing Company for   Forethought National                   100%
                           affiliates' products    Life Insurance Company
                           and services
------------------------------------------------------------------------------------------------------------------------------------
Forethought Life           Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           annuities contracts     Company
------------------------------------------------------------------------------------------------------------------------------------
Forethought National Life  Issuer of life          Commonwealth Annuity                   100%
Insurance Company          insurance and           and Life Insurance
                           reinsurer of annuity    Company
                           contracts
------------------------------------------------------------------------------------------------------------------------------------
GA Risk Advisors, Inc.     General partner of      Global Atlantic (Fin)                  100%
                           Global Atlantic Risk    Company
                           Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Securities              Global Atlantic                        100%
Distributors, LLC          Broker-dealer           (Fin) Company
                           registered with SEC
                           and FINRA
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Service Company         Global Atlantic (Fin)                  100%
Equipment Management,                              Company
LLC
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic (Fin)      Intermediate holding    Commonwealth Re MidCo                  100%
Company                    company for L&A         Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Service company and     Global Atlantic (Fin)                  100%
Company                    common employer for     Company
                           the L&A business of
                           GAFG
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Ultimate parent and     The Goldman Sachs                       22%  Third-party                      78%
Group Limited              holding company         Group, Inc.                                  Investors
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Financial  Parent and holding      Global Atlantic                        100%
Life Limited               company for L&A         Financial Group Limited
                           business of GAFGL
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic            Investment advisor      Global Atlantic (Fin)                  100%
Investment                 registered with SEC     Company
Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re         Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Re II      Reinsurance company     Commonwealth Re Midco                  100%
Limited                                            Limited
------------------------------------------------------------------------------------------------------------------------------------
Global Atlantic Risk       Reinsurance             Global Atlantic (Fin)                  100%
Advisors, L.P.             intermediary            Company
------------------------------------------------------------------------------------------------------------------------------------
Gotham Issuer, LLC         Limited liability       Accordia Life and                       90%  Global Atlantic (Fin)            10%
                           company with limited    Annuity Company                              Company
                           purpose of issuing
                           notes related to
                           Gotham Re, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Gotham Re, Inc.            Vermont special         Accordia Life and                      100%
                           purpose financial       Annuity Company
                           insurance company
------------------------------------------------------------------------------------------------------------------------------------
Tapioca View, LLC          Limited liability       Accordia Life and                      100%
                           company with limited    Annuity Company
                           purpose of making note
                           payments and any
                           applicable early
                           termination fees
                           related to Cape Verity
                           I, LLC.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2018 there were 6,060 Contract Owners.

ITEM 28.  INDEMNIFICATION

     The Company may indemnify any person who is or was a director, officer, employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or other enterprise against expenses reasonably incurred by such person in connection with the defense of any action, suit or proceeding, civil or criminal, in which he is made or threatened to be made, a party by reason of being or having been in any such capacity, or arising out of his status as such, except in relation to matters as to which he is adjudged in such action, suit or proceeding, civil or criminal, to be liable for negligence or misconduct in the performance of duty to the Company; provided however, that such indemnification shall not be deemed exclusive of any other rights to which those indemnified may be entitled under any provision of the Articles of Incorporation, By-Laws, resolution, or other authorization heretofore or hereafter adopted, after notice by a majority vote of all the voting shares then issued and outstanding.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29.  PRINCIPAL UNDERWRITER

       (a) Global Atlantic Distributors, LLC acts as principal underwriter for the following investment companies:

            Forethought Life Insurance Company Separate Account A

       (b)  Managers and Officers of Global Atlantic Distributors, LLC

NAME                                         POSITION
------------------------------------------------------------------------
Robert M. Arena, Jr. (1)      President, Manager (Chairman)
Jeffrey Harpel (4)            Chief Financial Officer
Paula G. Nelson (1)           Head of Distribution, Manager
Margot K. Wallin (3)          Senior Vice President, Chief Compliance Officer
Samuel Ramos (5)              General Counsel and Secretary
John J. Fowler (5)            Treasurer
Ronald Hensel (1)             Vice President
Dean Siegel (1)               Vice President
Justin MacNeil (3)            Assistant Treasurer
Virginia H. Johnson (3)       Assistant Secretary
Sarah M. Patterson (1)        Assistant Secretary
Eric D. Todd (2)              Manager

(1) 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089
(2) 10 West Market Street, Suite 2300, Indianapolis, IN 46204
(3) 20 Guest Street, Brighton, MA 02135
(4) 587 Grahams Woods Road, Carlisle, PA 17015
(5) 4 World Trade Center, 51st Floor, 150 Greenwich Street, New York, NY 10007

       (c) Commissions received by Global Atlantic Distributors, LLC with respect to all variable annuities issued by Forethought Life Insurance Company during 2017.

                              Net Underwriting
Name of Principal               Discounts and         Compensation on        Brokerage
Underwriter                      Commissions             Redemption         Commissions    Compensation
--------------------------------------------------------------------------------------------------------
Global Atlantic
Distributors, LLC          $           23,654,086*   $                0   $            0   $           0

* Global Atlantic Distributors, LLC in its role as Principal Underwriter, did not receive, and therefore did not retain any underwriting commissions for the fiscal year ended December 31, 2017 with regard to the Contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Forethought Life Insurance Company at 82 Hopmeadow Street, Suite 200, Simsbury, CT 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Forethought Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Forethought Life Insurance Company.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury and State of Connecticut on this 18th day of April, 2018.

FORETHOUGHT LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT A
(Registrant)

By:    John J. Fowler                         *By:   /s/ Sarah M. Patterson
       -----------------------------------         -----------------------------------
       John J. Fowler                                Sarah M. Patterson
       Chief Financial Officer*                      Attorney-in-Fact

FORETHOUGHT INSURANCE COMPANY
(Depositor)

By:    John J. Fowler
       -----------------------------------
       John J. Fowler
       Chief Financial Officer*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Robert M. Arena, Jr., Director (Chairman),               *By:   /s/ Sarah M. Patterson
 President                                                      -----------------------------------
Hanben Kim Lee, Director, Executive Vice                        Sarah M. Patterson
 President                                                      Attorney-in-Fact
Peter Cai, Director, Chief Risk Officer                  Date:  April 18, 2018
Gilles M. Dellaert, Director, Chief Investment
 Officer
David Wilken, Director, Head of Life
Eric D. Todd, Director, Managing Director

                                 EXHIBIT INDEX

(9) Opinion and Consent of Sarah M. Patterson, Senior Vice President and Associate General Counsel
(10)     Consent of Independent Registered Public Accounting Firm
(99) (a) John J. Fowler dated March 26, 2018
(99) (d) Peter Cai dated March 8, 2018
(99) (e) Gilles Dellaert dated March 8, 2018
(99) (f) David Wilken dated March 6, 2018
(99) (g) Eric D. Todd dated March 29, 2018